UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Annual Report

October 31, 2014

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Old Westbury Funds, Inc.
A Letter From the President (Unaudited)

Dear Shareholders:

In what was broadly expected to be a fiscal year in which the global economy would transition from the crises of past years toward greater stability and growth, we witnessed a certain decoupling of national economies, with Europe and Japan struggling mightily after an encouraging start, China slowing but not alarmingly so, and the U.S. proving remarkably resilient throughout.

Indeed, the U.S. was one of the year’s bright spots. During the 12-month period ended October 31, the world’s largest economy grew more than expected thanks to higher employment, a healthier banking system, and loose monetary policy. One of the biggest contributors to the country’s economic progress was the rise of the energy sector. U.S. oil and gas production boomed as new technologies allowed companies to extract increasing amounts of petroleum from shale deposits nationwide in the much-hyped “shale revolution.” This in turn bolstered exports and brought the U.S. deficit to its lowest level in six years. The economy’s positive momentum was enough to prompt the U.S. Federal Reserve to announce the end of its six-year quantitative easing program toward year-end, causing many investors to ponder when the central bank would begin its next move of raising short-term interest rates. In this environment, U.S. stocks performed notably well and the dollar strengthened.

Europe was a different story. After beginning the fiscal year on a positive note — strong export demand, healthy inflation, good consumer sentiment — things quickly turned sour in February when Russia and Ukraine engaged in a bitter territorial dispute that pitted pro-European Union supporters against pro-Russian Ukrainians, which dashed hopes for robust economic growth throughout the continent. Amid rising tensions and political uncertainty, growth sagged and inflation approached dangerously low levels, placing increased pressure on the European Central Bank to take action. In Japan, Prime Minister Shinzo Abe’s “three arrows” of economic policy — monetary easing, greater fiscal spending, and structural reform — failed to yield fruit as domestic consumption lagged and the national deficit worsened. Meanwhile, China remained in transition; the government’s efforts to make long-term economic changes and crack down on corruption sacrificed short-term growth but avoided the “hard landing” many feared.

In this environment, our fund results varied. During a robust year for global large cap stocks, our large cap equity funds performed best on an absolute basis, with small and mid-cap stocks trailing. The strongest outperformance came from Old Westbury Large Cap Core and Old Westbury Large Cap Strategies thanks to favorable stock selection and an emphasis on exposure to U.S. companies. Although commodities generally suffered because of excess supply and weak demand, the Old Westbury Real Return Fund proved more protective than its primary benchmark by avoiding the hardest-hit areas in agriculture. Meanwhile, Old Westbury Small & Mid Cap lagged its benchmark slightly, and both the Old Westbury Fixed Income and Old Westbury Municipal Bond funds underperformed because of their higher-quality, lower-duration positioning during a year in which lower-quality, longer-term bonds fared better. Finally, the Old Westbury Strategic Opportunities Fund, which posted strong absolute returns, nonetheless trailed because of its exposure to high-yield and global bonds during a strong year for equities.

During the fiscal year, we made several key changes. In January, we renamed the Old Westbury Global Opportunities Fund the Old Westbury Strategic Opportunities Fund and the Old Westbury Global Small & Mid Cap Fund the Old Westbury Small & Mid Cap Fund, seeking to better reflect the portfolios’ goals without being hampered by any regional considerations. We also changed Strategic Opportunities’ benchmark to one that better tracks the fund’s risk profile and provides clearer insight into how the portfolio is performing in shorter time periods. In the same fund, in November the adviser initiated a position in global corporate credit through sub-adviser Muzinich & Co., Inc. to take advantage of attractive high-yield corporate bond yields outside the U.S., and in April the adviser made other sub-adviser changes to reduce the fund’s exposure to U.S. high-yield because of diminished return potential after a strong multiyear rally. We also welcomed an outstanding first full year of results for the value-themed U.S. equity strategy that was first launched in our Old Westbury Large Cap Strategies Fund in September 2013.

At year-end, we believe the adviser’s longstanding investment approach, characterized by independent research, a global orientation, and long-term perspective, will continue to reap competitive long-term results for our shareholders and position us to fulfill our central mandate of participating in strong market environments while preserving capital during difficult ones.

Thank you for the trust you have placed in us.

Sincerely,

David W. Rossmiller
President
Old Westbury Funds, Inc.

2

Old Westbury Funds, Inc.
Large Cap Core Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Core Fund (the “Fund”) for the fiscal year ended October 31, 2014 was 9.44%. In comparison, the return of the S&P Global LargeCap Index (Net) (the “Index”) was 8.13%.

The most significant contributor to the Fund’s relative outperformance during the year was favorable stock selection in the industrials (12.48% of the Fund as of October 31, 2014), technology (12.71%), and healthcare (13.53%) sectors. Noteworthy results came from Singapore-based chip maker Avago Technologies (1.28%), which was helped by increased usage of smart phones worldwide, and from U.S. railroad operator Union-Pacific (2.55%), whose shipping volumes increased thanks in part to the U.S. shale oil renaissance. Apple (3.61%) shares performed well given the success of attractive new products like the iPhone 6 and a much-welcomed share buyback program, while Pennsylvania-based generic drug maker Mylan (2.63%) saw strong results from a value-adding M&A strategy that culminated in the company’s $5.3 billion deal with Abbott Laboratories in July.

The Fund’s results were held back by stock selection in the financial (17.95%), consumer staples (8.83%), and consumer discretionary (15.55%) sectors. J Sainsbury Plc (1.23%), a British supermarket chain, struggled in a challenging consumer environment in Europe, Japanese auto maker Daihatsu (0.70%) saw Indonesian sales slip as it awaits a new product cycle, and China Construction Bank (sold) lagged amid concerns over asset quality. Additionally, U.S. oil producer Whiting Petroleum (1.06%) was beset by the plummeting price of crude oil in the latter months of the fiscal year.

At fiscal year-end, the Fund’s team was keeping a watchful eye on several critical developments, including oil prices, monetary policy reform in Japan, and the economic situation in Europe. The Fund was overweight several sectors: consumer discretionary (given our relative comfort with the overall environment for consumers and compelling individual opportunities across subsectors 15.55% vs the Index’s weighting of 10.08%), industrials (12.48% vs 9.69%), and utilities (4.17% vs 2.93%). At the same time, the Fund was underweight energy (4.44% vs 9.37%) given caution on oil prices; financials (17.95% vs 22.35%), which is traditionally a volatile sector; and materials (0.82% vs 4.85%), which tend to be very sensitive to commodity price fluctuations. Excluding cash positions, the Fund remains overweight the U.S. (58.63 vs 50.01%) and Japan (11.12 vs 8.03%) and underweight developed Europe (15.45% vs 21.67) and emerging markets (4.39 vs 9.59%).

3

Old Westbury Funds, Inc.
Large Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Banks	10.9%
Consumer Discretionary	15.6
Consumer Staples	8.8
Diversified Financials	1.4
Energy	4.4
Health Care	13.5
Industrials	12.5
Information Technology	12.8
Insurance	4.5
Materials	0.8
Real Estate	1.1
Telecommunication Services	5.0
Utilities	4.2
Other**	4.5
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
4

Old Westbury Funds, Inc.
Large Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

Average Annual Total Returns

For the Period Ended October 31, 2014

Large Cap Core Fund
One Year	9.44%
Five Year	8.04%
Ten Year	3.88%

S&P Global LargeCap Index (Net)
One Year	8.13%
Five Year	10.06%
Ten Year	6.94%

On November 16, 2011, the Fund changed its name to Large Cap Core Fund (formerly U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to October 2, 2008, the Fund was named the Large Cap Equity Fund and operated under a different investment strategy. Prior to February 16, 2004, the Fund was named the Core Equities Fund and operated under a different investment strategy. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2015, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.00%, as disclosed in the Funds’ prospectus dated March 1, 2014. The expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.07%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2014 can be found in the Financial Highlights.

The chart above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The S&P Global LargeCap Index (Net) also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global LargeCap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2014 was 9.94%. In comparison, the return of the S&P Global LargeCap Index (Net) (“the Index”) was 8.13%.

During the fiscal year, three of the Fund’s main components posted strong absolute and relative returns: the Bessemer Investment Management-managed global sleeve (55.40% of the Fund as of October 31, 2014), which targets companies with sustainable competitive advantages and high returns on capital; the U.S.-only mandate managed by Bessemer (24.12%), which focuses on companies selling at low valuations and poised for recovery; and growth manager Sands Capital Management LLC (20.48%), which seeks to identify leading growth businesses that create value through new product developments, entrances into new markets, or innovation within existing markets. In August, the Fund terminated its position with deep-value manager Oldfield Partners LLC, which had proven volatile.

One of the chief contributors to relative performance was the Fund’s exposure to U.S. stocks (64.95%), which were among the best performers across global equity markets. Particularly strong positions included railroad operator Union-Pacific (1.70%), which saw shares rise on increased shipping volumes; defense contractor Lockheed Martin (1.85%), which boasted a strong order book and lower pension costs; and healthcare firms Covidien (sold) and Allergan (0.76%), both of which benefited from becoming acquisition targets. Additionally helping relative performance was strong stock selection in Japan (7.14%), along with the Fund’s decision to underweight the weak-performing materials sector (1.44%).

Holding back relative performance was the Fund’s underweight to the outperforming utilities sector (0.25%), a small cash position during a rising stock market, and poor stock selection in developed Europe (16.57%). Competitive pressures weighed on British postal carrier Royal Mail Group (sold) and U.S. luxury fashion company Coach (sold), while declining oil prices and a weakening order book hurt London-based oilfield services firm Petrofrac (0.41%).

At fiscal year-end, the Fund was overweight the technology sector (21.99% versus the Index’s 14.15%), as each manager saw considerable opportunities for firms operating at different phases of the company life cycle. The Fund also had considerably greater exposure to consumer discretionary (13.68% vs. 10.08%) and industrial stocks (13.12% vs. 9.69%) than the Index. Meanwhile, the Fund was underweight the materials (1.44% vs. 4.85%) and energy (5.11% vs. 9.37%) sector given concerns about excess supply and weakening demand for select commodities. The largest underweighting was the financial sector (13.84% vs. 22.35%) where managers are concerned with increased regulatory capital requirements and residual risk in bank’s balance sheets from the credit crisis.

The Fund held a significant overweight to the U.S., given the country’s improving economy and strengthening currency, combined with U.S. companies’ greater focus on economic value creation than companies in other global regions. The Fund was underweight developed Europe, Japan, and emerging markets (6.87%).

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Argentina	0.3%
Belgium	0.3
Brazil	0.9
China	1.5
Denmark	0.6
Finland	2.1
France	1.2
Germany	1.1
Hong Kong	0.7
India	2.1
Italy	0.3
Japan	3.9
Netherlands	2.9
Singapore	0.7
South Africa	0.6
South Korea	0.5
Sweden	0.7
Switzerland	3.7
Thailand	0.8
United Kingdom	3.8
United States	59.4
Other**	11.9
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2014

Large Cap Strategies Fund
One Year	9.94%
Five Year	9.23%
Ten Year	6.11%

S&P Global LargeCap Index (Net)
One Year	8.13%
Five Year	10.06%
Ten Year	6.94%

On November 16, 2011, the Fund changed its name to Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to July 28, 2008, the Fund was named the International Fund and operated under a different investment strategy. The prior performance shown represents performance of the Fund’s prior strategy to invest in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which were listed on recognized foreign securities exchanges. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2015, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.15%, as disclosed in the Funds’ prospectus dated March 1, 2014. The expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.17%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2014 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The S&P Global LargeCap Index (Net) also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global LargeCap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Small & Mid Cap Fund (the “Fund”) for the fiscal year ended October 31, 2014 was 5.66%. In comparison, the return of the S&P Global MidSmallCap Index (Net) (the “Index”) was 5.83%.

During the year, each of the Fund’s segments posted positive absolute returns: mid cap stocks managed by Bessemer Investment Management LLC (45.60% of the Fund as of October 31, 2014); small cap stocks in developed and emerging markets managed by London-based Mondrian Investment Partners Limited (15.57%); U.S. small and mid cap stocks managed by Vermont-based Champlain Investment Partners LLC (14.00%); and global small cap stocks managed by Texas-based Dimensional Fund Advisors LP (24.82%). Relative to the Index, strong outperformance came from the Bessemer and Champlain sleeves, while Mondrian marginally underperformed and Dimensional lagged meaningfully.

The most significant hindrance to relative returns was the Fund’s significant underweighting to the outperforming financial sector (9.18%), with all four managers having less exposure to financial stocks than the Index. Other detractors were an overweighting to the underperforming industrials sector (26.04%), and a modest cash position — although normal by historical standards, it held back results in a rising equity market. In addition, Florida-based kitchenware maker Tupperware (2.82% - not Top 10 holding), U.S. power-generator producer Generac (4.01%), and British offshore driller Ensco (sold) struggled.

The Fund benefited from excellent stock selection in the consumer discretionary (17.07%) and technology (12.82%) sectors. Advance Auto Parts (5.87%), a Virginia-based car-parts retailer, surged nearly 50% on its strategic acquisition of competitor Genuine Parts International. In technology, the Fund’s decision to overweight this outperforming sector was further aided by the selection of stocks such as Check Point Software (3.98%), an Israeli firm whose enterprise security software came into higher demand amid several high-profile data security breaches during the year. Other strong performers included San Diego-based medical equipment maker CareFusion (5.33%) (purchased at a premium by a competitor) and Wisconsin-based tool manufacturer Snap-on (5.27%) (stronger-than-expected revenue and earnings).

At fiscal year-end, the Fund was overweight 1) the industrial sector, where there are an abundance of small and mid cap companies with strong business models, healthy balance sheets, and attractive valuations, and 2) the healthcare sector (13.67%), where an aging population and greater availability of insurance are creating more demand for services. The Fund, meanwhile, was underweight financials (given regulatory risks and the prospect of rising interest rates), and energy (2.21%) (which typically offers poor returns on capital and is heavily dependent on commodity prices).

The Fund was regionally overweight the U.S. market (50.89%) thanks to the country’s low interest rates, reasonable valuations, and promising earnings outlook. Conversely, the Fund was underweight developed Europe (19.55%), where persistent weakness in local economies continues to present a challenging backdrop for smaller companies. The Fund was also broadly diversified, with 45.24% of the Fund invested in 38 countries outside the U.S.

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Australia	1.7%
Austria	0.2
Bahamas	0.0	***
Belgium	0.3
Bermuda	0.8
Brazil	0.9
Cambodia	0.0	***
Canada	2.2
Cayman Islands	0.0	***
Chile	0.1
China	1.2
Columbia	0.0	***
Cyprus	0.0	***
Denmark	0.7
Faeroe Islands	0.0	***
Finland	0.5
France	2.0
Gabon	0.0	***
Georgia	0.0	***
Germany	2.3
Gibraltar	0.0	***
Greece	0.0	***
Guernsey	0.1
Hong Kong	1.3
Hungary	0.0	***
India	1.5
Indonesia	0.5
Ireland	0.6
Isle of Man	0.0	***
Israel	2.0
Italy	0.5
Japan	5.1
Jersey Channel Islands	0.0	***
Luxembourg	0.1
Malaysia	0.7
Malta	0.0	***
Mexico	0.5
Netherlands	0.9
New Zealand	0.4
Norway	0.1
Peru	0.1
Philippines	0.2
Poland	0.1
Portugal	0.1
Qatar	0.0	***
Singapore	1.6
South Africa	0.7
South Korea	1.2
Spain	0.5
Sweden	0.7
Switzerland	1.5
Taiwan	1.1
Thailand	0.4
Turkey	0.1
United Arab Emirates	0.1
United Kingdom	6.8
United States	49.7
Other**	7.9
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. Government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2014

Small & Mid Cap Fund
One Year	5.66%
Five Year	12.63%
Since Inception (April 5, 2005)	10.03%

S&P Global MidSmallCap Index (Net)
One Year	5.83%
Five Year	12.69%
April 5, 2005 to October 31, 2014	7.87%

Prior to October 2, 2008, the Fund was named Global Small Cap Fund and operated under a different investment strategy. The prior performance shown represents performance of the Fund’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. Effective January 1, 2014, the Board approved changes to the Fund’s name (formerly Global Small & Mid Cap Fund), and investment strategies. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2015, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.11%, as disclosed in the Funds’ prospectus dated March 1, 2014. The expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.19%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2014 can be found in the Financial Highlights.

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. The S&P Global MidSmallCap Index (Net) also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global MidSmallCap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in small-capitalization and mid-capitalization companies are subject to greater volatility and less liquidity compared to investments made in larger more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

13

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Strategic Opportunities Fund (the “Fund”) for the fiscal year ended October 31, 2014 was 5.88%. 1 In comparison, the return of the Fund’s primary benchmark, the S&P Global Broad Market Index (Net) was 7.42% and the Fund’s secondary benchmark, the Blended Index, was 5.29%.2

During the fiscal year, the Fund’s quantitative equity strategies (14.65% of the Fund as of October 31, 2014) had mixed results. The Fund’s strategy targeting attractively priced companies with high earnings quality posted slightly negative returns because of overweights to energy, materials, and small cap companies — all of which struggled. However, each of the Fund’s three other quantitative equity strategies, which emphasize everything from low-volatility stocks to U.S. equities to companies with earnings and dividend growth — outpaced both benchmarks, with the most meaningful outperformance coming from the U.S.-only sleeve.

Meanwhile, option strategies (46.88%) — derivatives called risk reversals that are designed to position the Fund to participate in strong environments while protecting in difficult ones — performed roughly in line with the primary Fund benchmark. (Risk reversals refer to the strategy of selling a put option and simultaneously using the proceeds to buy a call option or call spread option.)

Despite favorable currency exposures, including short positions in the Japanese yen and euro, global bonds managed by sub-adviser Franklin Advisers, Inc. (5.26%) nonetheless lagged both Fund benchmarks because the position lacked exposure to equities during a strong year for stocks. Mortgage-backed securities managed by sub-adviser BlackRock Financial Management, Inc. (16.79%) performed in line with the primary benchmark thanks to continued improvement in U.S. home prices and fewer defaults. And, in a relatively strong year for equities, convertible bonds managed by Bessemer Investment Management (7.38%) came in behind both benchmarks given the team’s decision to own convertibles whose performance patterns correlate more closely to corporate bonds than stocks.

In April, the Fund eliminated exposure to U.S. high-yield bonds because of diminished return potential for the asset class after a considerable multiyear rally.

In November 2013, to take advantage of attractive corporate bond yields outside the U.S., the Fund initiated a position in global corporate credit through sub-adviser Muzinich & Co. Inc. (2.33%). This position trailed the primary benchmark slightly. Toward the end of the fiscal year, the Fund also built a small position in certain closed-end funds (6.31%) that trade at historical discounts and offer high dividend yields, including three funds focused on master-limited partnerships.

At fiscal year-end, the Fund placed greatest emphasis on its diverse equity strategies and mortgage-backed securities, which together comprised 80% of its asset allocation.

Looking ahead, the team is evaluating potential opportunities in Europe, keeping a particularly close eye on the European Central Bank. The continent’s troubles have brought valuations down to more attractive levels, which could prompt renewed monetary easing by the ECB that in turn supports euro-zone stocks. The team remained cautious on U.S. Treasuries given its expectation that interest rates will go higher. For that same reason, the Fund remains significantly overweight the U.S. dollar (80.87%).

The Fund is short the euro, Japanese yen, and Canadian dollar, with positions in select currencies with attractive fundamentals: the Malaysian ringgit (3.05%), Mexican peso (2.93%), and Korean won (1.96%), among others.

1Prior to January 1, 2014, the Fund was named the Old Westbury Global Opportunities Fund.

2On January 1, 2014 the Fund changed its primary benchmark from the S&P Global LargeMidCap Index (Gross) to the S&P Global Broad Market Index (Net) to more closely reflect the Fund’s current investment strategy. In addition, as of January 1, 2014, the Fund also compares its performance to a secondary benchmark, a Blended Index. The Blended Index represents a composite of the S&P Global Broad Market Index (Net) (60%) and the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net) (40%).

14

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Australia	0.2%
Austria	0.0	***
Belgium	0.2
Bermuda	0.5
Brazil	0.5
Canada	0.2
Cayman Islands	1.5
China	0.2
Croatia (Hrvatska)	0.1
Denmark	0.0	***
Finland	0.1
France	0.2
Germany	0.1
Greece	0.0	***
Guernsey	0.0	***
Hong Kong	0.8
Hungary	0.4
India	0.0	***
Indonesia	0.1
Ireland	0.7
Israel	0.0	***
Italy	0.2
Japan	1.5
Jersey Channel Islands	0.1
Luxembourg	0.5
Malaysia	0.8
Mexico	0.5
Netherlands	0.6
New Zealand	0.0	***
Norway	0.1
Pakistan	0.0	***
Peru	0.0	***
Philippines	0.2
Poland	0.5
Portugal	0.1
Puerto Rico	0.0	***
Serbia	0.1
Singapore	0.4
Slovenia	0.1
South Africa	0.1
South Korea	1.1
Spain	0.0	***
Sri Lanka	0.1
Sweden	0.2
Switzerland	0.4
Taiwan	0.3
Thailand	0.0	***
Turkey	0.0	***
Ukraine	0.3
United Kingdom	0.6
United States	73.3
Vietnam	0.1
Other**	12.0
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
15

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2014

Strategic Opportunities Fund
One Year	5.88%
Five Year	8.26%
Since Inception (November 28, 2007)	1.92%

S&P Global LargeMidCap Index (Gross)
One Year	8.48%
Five Year	11.13%
November 28, 2007 to October 31, 2014	3.52%

S&P Global Broad Market Index (Net)
One Year	7.42%
Five Year	10.88%
November 28, 2007 to October 31, 2014	3.14%

Blended Index (Net)
One Year	5.29%
Five Year	8.01%
November 28, 2007 to October 31, 2014	3.85%

Effective January 1, 2014, the Board approved changes to the Fund’s name (formerly Global Opportunities Fund), investment strategies and primary benchmark. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

16

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2015, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.20%, as disclosed in the Funds’ prospectus dated March 1, 2014. The expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.33%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2014 can be found in the Financial Highlights.

The chart on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. On January 1, 2014, the Fund changed its primary benchmark from the S&P Global LargeMidCap Index (Gross) to the S&P Global Broad Market Index (Net) to more closely reflect the Fund’s current investment strategy. In addition, effective January 1, 2014, the Fund also compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 60% weighting in the S&P Global Broad Market Index (Net) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net) (the “Blended Index”). The S&P Global LargeMidCap Index (Gross), the S&P Global Broad Market Index (Net) and the Blended Index (Net) also include the reinvestment of distributions but do not include fees and expenses associated with an investment in the Fund. The S&P Global LargeMidCap Index (Gross), the S&P Global Broad Market Index (Net) and the Blended Index (Net) are unmanaged. Investments cannot be made directly in an index.

Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility. The Fund may invest in instruments that are volatile, speculative or otherwise risky. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

17

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Real Return Fund (the “Fund”) for the fiscal year ended October 31, 2014 was -3.82%. In comparison, the return of the Fund’s primary benchmark, the Bloomberg Commodity Index1 (the “Index”), was -5.94%.

Throughout the fiscal year, commodities struggled generally because of lackluster global demand, a strengthening U.S. dollar, and excess supply in areas ranging from agriculture to energy.

In this environment, the Fund’s relative returns were helped by its underweighting to agriculture (18.25% of the Fund as of October 31, 2014) during a year of overabundance for several key crops, particularly corn and soybeans. Moreover, security selection was favorable in the sector, with commodities-trading firm Archer Daniels Midland (3.07%) moving, processing and storing greater quantities of grain, and St. Louis seed maker Monsanto seeing strong sales for its agricultural biotechnology products. Our decision to overweight livestock futures (7.15%) also bolstered returns as ranchers struggled to increase dwindling herd sizes fast enough to keep pace with demand. Other contributors to performance included timber conglomerate Weyerhauser (2.35%) and the Fund’s positions in freight (sold), which fared well as the global supply of ships came more in line with shipping demand.

The chief detractor from relative returns was the Fund’s overweighting to the underperforming energy sector (36.06%), which was particularly hard-hit by a 24.91% plunge in the price of oil during the latter months of the year. Increased shale oil production from the U.S. coupled with Saudi Arabia’s decision not to curtail production contributed to a massive glut in crude. Several exploration and production companies, including Range Resources (2.19%) and Tullow Oil (1.33%), were notable underperformers. Throughout the year, the Fund trimmed its exposure to higher-beta stocks and increased cash levels.

Broadly speaking, the Fund’s derivative positions contributed positively to performance, with particularly favorable results from nickel and lean hogs and less favorable returns from coffee. The Fund’s equity positions generally detracted.

At fiscal year-end, the Fund maintained an overweight — albeit less of an overweight than earlier in the year — to energy stocks, whose return prospects were becoming increasingly favorable; low prices give producers greater incentive to cut supply. Conversely, the Fund was underweight agricultural products, industrial materials (11.52%), and precious metals (12.75%). As of October 31, 2014, 33.42% of the Fund was allocated to global equities, 55.89% to commodities (through physical ownership and derivative instruments), and 10.69% to bonds and cash.

1 On July 1, 2014, the Dow Jones UBS Commodity Index was rebranded as the Bloomberg Commodity Index.

18

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Asset-Backed Securities	2.9%
Collectible Coins	2.1
Commodities	3.0
Consumer Discretionary	1.4
Consumer Staples	4.1
Energy	15.5
Industrials	1.9
Materials	2.7
Real Estate	3.1
U.S. Government and Agency Securities	55.8
Other**	7.5
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, purchased or written options, swap agreements, futures, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
19

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2014

Real Return Fund
One Year	(3.82)%
Five Year	(2.38)%
Since Inception (April 28, 2005)	0.58%

Bloomberg Commodity Index
One Year	(5.94)%
Five Year	(2.17)%
April 28, 2005 to October 31, 2014	(1.34)%

Barclays U.S. TIPS Index
One Year	1.90%
Five Year	4.41%
April 28, 2005 to October 31, 2014	4.50%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2015, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, at 1.10%, as disclosed in the Funds’ prospectus dated March 1, 2014. The expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.16%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2014 can be found in the Financial Highlights.

20

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. The Bloomberg Commodity Index (formerly known as the Dow Jones UBS Commodity Index) and the Barclays U.S. TIPS Index also include the reinvestment of distributions but do not include fees and expenses associated with an investment in the Fund. The Bloomberg Commodity Index and the Barclays U.S. TIPS Index are unmanaged. Investments cannot be made directly in an index.

The Fund may experience higher volatility and less liquidity due to the nature of the instruments in which it invests, such as commodities and derivatives. The Fund may also be adversely affected by inflation rate fluctuations. Fund turnover will not be a limiting factor which may subject the investor to greater expenses and capital gains. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

21

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Fixed Income Fund (the “Fund”) for the fiscal year ended October 31, 2014 was 0.94%. In comparison, the return of the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (the “Index”) was 1.95%.

At the beginning of the fiscal year, global markets were optimistic: Japan’s economic prospects had brightened, Europe’s financial woes seemed a distant memory, and the U.S. economy continued to improve — all of which pushed U.S. 10-year Treasury yields briskly higher. But soon thereafter, an economic slowdown across major countries brought long-term yields down and pushed investors’ expectations of rate hikes well into the future. All of this was exacerbated by heightening tensions between Russia and Ukraine beginning in February, which threatened to further deflate any hopes for sustained economic progress in Europe. While the U.S. eventually emerged in better shape by the spring and the Federal Reserve announced the end of its quantitative easing program, other economies were sluggish for the rest of the year.

In this environment, the primary contributor to the Fund’s underperformance was its lower duration (3.0 as of October 31, 2014) — or interest rate sensitivity — than the Index (3.8) during a year in which long-term interest rates fell. Over the course of the year, we gradually lowered the Fund’s duration as a protective measure, particularly given the Federal Reserve’s gradual withdrawal of monetary easing and the increased likelihood of a future rate hike.

Conversely, the Fund’s concentration of bonds in the 1- to 3-year and 9- to 10-year maturity ranges led to favorable results, as the middle part of the yield curve was hurt most by rising rates. Despite the fact that long-term yields declined, intermediate-term yields actually rose during the year. Also bolstering returns was the Fund’s overweight to investment-grade credit, which outperformed U.S. Treasury and agency bonds throughout the year.

At fiscal year-end, to protect against rising interest rates, we continued to hold the Fund’s duration somewhat shorter than the Index. We also maintained the Fund’s higher-than-benchmark exposure to corporate bonds, taxable municipals, and covered bonds in order to add yield and reduce portfolio volatility. In the coming months, the Fund’s team will be closely watching the Federal Reserve’s response to U.S. economic indicators ranging from jobless claims to home prices to car sales —all of which will play a key role in determining when the Fed ultimately decides to raise short-term rates. Another lingering question is if — or how — the European Central Bank will act to stimulate the flagging European economy, especially given recent woes in Germany.

22

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO ASSET ALLOCATION*

U.S. Government Agencies and Securities	38.9%
Corporate Bonds	48.0
Municipal Bonds	5.1
Government Bonds	0.5
Asset Backed Securities	6.4
Collateralized Mortgage Obligations	0.5
Other**	0.6
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
23

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2014

Fixed Income Fund
One Year	0.94%
Five Year	2.49%
Ten Year	4.04%

Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index
One Year	1.95%
Five Year	3.12%
Ten Year	3.80%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2015, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, at 0.70% (current net operating expense ratio is 0.65%), as disclosed in the Funds’ prospectus dated March 1, 2014. The expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 0.75%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2014 can be found in the Financial Highlights.

24

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index is unmanaged. Investments cannot be made directly in an index.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

25

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Municipal Bond Fund (the“Fund”) for the fiscal year ended October 31, 2014 was 2.02%. In comparison, the return of the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (the“Index”) was 3.72%.

During the fiscal year, interest rates generally fell — particularly for longer-term bonds — as a once-promising outlook for global economic growth turned more dour, particularly in Europe. The U.S. economy proved more resilient than many other nations, which heightened investor appetite for U.S. Treasury and agency bonds. At the municipal level, local finances showed continued improvement as agencies increasingly found ways to control expenses and increase taxes. However, many still face considerable long-term challenges, including severely outdated infrastructure systems and unfunded employee retirement obligations. While the city of Detroit began to make progress restructuring its debt during a lengthy bankruptcy process, Puerto Rico — the third largest bond issuer behind California and New York — struggled financially and raised concerns the U.S. territory may be headed toward a debt restructuring of its own. Meanwhile, bond issuance among municipalities was low.

In this environment, which saw the longest-term, lowest-quality municipal bonds perform best, the chief factor behind the Fund’s underperformance during the fiscal year was our decision to hold higher-quality bonds with a duration (or interest rate sensitivity) shorter than the Index’s. At year-end, roughly 80% of the bond’s holdings were in bonds ranked AA or higher by Moody’s, compared to 68% for the Index, and the Fund’s duration was 3.9, compared to the Index’s 4.2 (During periods of falling rates, lower-duration portfolios typically participate less meaningfully in gains.).

Conversely, results were mitigated by the Fund’s movement towards a more “barbell-like” positioning, in which we held bonds chiefly in the 0- to 2-year and 10-year maturity ranges and avoided the 3- to 5-year range, which fared poorest during the year.

At fiscal year-end, we continued to focus on general obligation and essential service revenue bonds (backed by projects such as water and sewer systems, for example). We remained focused on building a diversified portfolio of high-quality securities with the aforementioned modest barbell structure. The Fund does not hold any bonds that are subject to the alternative minimum tax (AMT).

Looking ahead, we are closely watching for any indications that the U.S. Federal Reserve will begin to raise short-term interest rates now that the central bank has ended its longstanding “quantitative easing” policy of purchasing long-term bonds and mortgage-backed securities to stimulate the U.S. economy. Knowing that the market is likely to move in advance of any actual interest rate hike by the Fed, we continue to monitor economic gauges including GDP growth, housing permits, jobless claims, and consumer sentiment. We are also following current tax policy developments, paying close attention to any legislation that — while unlikely in the near term — could limit deductions or favorable treatment of municipal bonds.

26

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE*

States:
Alabama	1.5%
Arizona	1.1
Arkansas	0.1
California	3.1
Colorado	0.9
Connecticut	3.5
District of Columbia	0.5
Florida	3.0
Georgia	3.6
Hawaii	0.0	***
Idaho	0.1
Illinois	1.4
Indiana	2.2
Iowa	0.2
Kansas	0.5
Kentucky	1.3
Louisiana	0.2
Maine	0.6
Maryland	0.9
Massachusetts	9.8
Michigan	2.3
Minnesota	2.2
Mississippi	0.2
Missouri	0.8
Nevada	0.6
New Hampshire	0.2
New Jersey	6.4
New Mexico	0.9
New York	26.2
North Carolina	2.8
Ohio	2.5
Oklahoma	1.0
Oregon	0.6
Puerto Rico	0.0	***
Rhode Island	0.1
South Carolina	0.9
Tennessee	0.2
Texas	9.8
Utah	0.2
Virginia	2.4
Washington	3.4
West Virginia	0.0	***
Wisconsin	1.1
Other**	0.7
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
27

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2014

Municipal Bond Fund
One Year	2.02%
Five Year	2.80%
Ten Year	3.30%

Bank of America Merrill Lynch
1-12 Year Municipal Bond Index
One Year	3.72%
Five Year	3.84%
Ten Year	4.03%

Lipper Short-Intermediate
Municipal Debt Funds Index
One Year	2.72%
Five Year	2.92%
Ten Year	3.06%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

28

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2015, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 0.70% (current net operating expense ratio is 0.60%), as disclosed in the Funds’ prospectus dated March 1, 2014. The expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 0.71%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2014 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Bank of America Merrill Lynch 1-12 Year Municipal Bond Index and Lipper Short-Intermediate Municipal Debt Funds Index also include the reinvestment of distributions but do not include fees and expenses associated with an investment in the Fund. The Bank of America Merrill Lynch 1-12 Year Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Index are unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

29

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended October 31, 2014

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 through October 31, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual	Actual	Actual	Actual
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/14	10/31/14	5/1/14-10/31/14	5/1/14-10/31/14**
Large Cap Core Fund	$1,000.00	$1,030.20	$5.12	1.00%
Large Cap Strategies Fund	1,000.00	1,051.00	5.79	1.12%
Small & Mid Cap Fund	1,000.00	1,011.40	5.63	1.11%
Strategic Opportunities Fund	1,000.00	1,022.40	6.12	1.20%
Real Return Fund	1,000.00	852.50	5.14	1.10%
Fixed Income Fund	1,000.00	1,005.90	3.29	0.65%
Municipal Bond Fund	1,000.00	1,010.70	3.04	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
30

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended October 31, 2014

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical	Hypothetical	Hypothetical	Hypothetical
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/14	10/31/14	5/1/14-10/31/14	5/1/14-10/31/14**
Large Cap Core Fund	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Strategies Fund	1,000.00	1,019.56	5.70	1.12%
Small & Mid Cap Fund	1,000.00	1,019.61	5.65	1.11%
Strategic Opportunities Fund	1,000.00	1,019.16	6.11	1.20%
Real Return Fund	1,000.00	1,019.66	5.60	1.10%
Fixed Income Fund	1,000.00	1,021.93	3.31	0.65%
Municipal Bond Fund	1,000.00	1,022.18	3.06	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

31

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	October 31, 2014

Shares		Value
COMMON STOCKS — 95.5%
Banks — 10.9%
366,575	BNP Paribas SA - ADR	$11,547,113
266,095	Citigroup, Inc.	14,244,065
387,400	DBS Group Holdings Ltd. - ADR	22,442,082
383,575	HSBC Holdings Plc - ADR	19,569,997
1,749,775	KeyCorp.	23,097,030
411,465	Morgan Stanley	14,380,702
570,015	Skandinaviska Enskilda Banken AB - ADR	7,404,495
		112,685,484
Consumer Discretionary — 15.6%
759,895	Bridgestone Corp. - ADR	12,682,648
350,340	British Sky Broadcasting Group Plc - ADR	19,923,836
257,500	Daihatsu Motor Co. Ltd. - ADR	7,364,499
429,420	Dollar General Corp.(b)	26,911,751
146,630	L Brands, Inc.	10,574,956
256,350	Macy’s, Inc.	14,822,157
225,130	NIKE, Inc. - Class B	20,930,336
444,700	Pandora A/S - ADR	9,320,911
269,535	Viacom, Inc. - Class B	19,589,804
249,440	Yum! Brands, Inc.	17,917,275
		160,038,173
Consumer Staples — 8.8%
164,855	CVS Health Corp.	14,146,208
173,975	Imperial Tobacco Group Plc - ADR	15,156,701
804,387	J Sainsbury Plc - ADR	12,540,393
120,460	Lorillard, Inc.	7,408,289
568,100	Svenska Cellulosa AB SCA - ADR	12,708,397
395,013	Unilever NV	15,318,083
534,865	Wilmar International Ltd. - ADR	13,296,744
		90,574,815
Diversified Financials — 1.4%
1,038,790	ORIX Corp.	13,950,721
Energy — 4.4%
114,580	China Petroleum & Chemical Corp. - ADR	9,966,168
245,270	ConocoPhillips	17,696,231
140,210	Valero Energy Corp.	7,023,119
177,270	Whiting Petroleum Corp.(b)	10,856,015
		45,541,533
Health Care — 13.5%
362,565	Aetna, Inc.	29,915,238
244,500	AstraZeneca Plc	17,770,762
503,920	Mylan, Inc.(b)	26,984,916
935,635	Pfizer, Inc.	28,022,268
116,910	Thermo Fisher Scientific, Inc.	13,745,109
Shares		Value
Health Care (continued)
200,955	Zimmer Holdings, Inc.	$22,354,234
		138,792,527
Industrials — 12.5%
53,485	Cummins, Inc.	7,818,437
109,650	Illinois Tool Works, Inc.	9,983,633
893,040	Itochu Corp. - ADR	21,977,714
110,790	Kirby Corp.(b)	12,251,158
226,940	Nielsen Holdings NV	9,642,681
258,470	Raytheon Co.	26,849,864
225,030	Union Pacific Corp.	26,204,744
127,225	United Rentals, Inc.(b)	14,002,384
		128,730,615
Information Technology — 12.8%
342,505	Apple, Inc.	36,990,540
152,855	Avago Technologies Ltd.	13,183,744
285,775	Hitachi Ltd. - ADR	22,747,690
229,410	NPX Semiconductor NV(b)	15,751,291
308,500	Qualcomm, Inc.	24,220,335
433,620	Teradata Corp.(b)	18,350,798
		131,244,398
Insurance — 4.5%
137,350	ACE Ltd.	15,012,354
258,455	American International Group, Inc.	13,845,434
2,254,460	RSA Insurance Group Plc - ADR	17,720,056
		46,577,844
Materials — 0.8%
624,555	Sumitomo Metal Mining Co. Ltd. - ADR	8,468,966
Real Estate — 1.1%
778,420	Wharf Holdings Ltd. - ADR	11,427,206
Telecommunication Services — 5.0%
384,815	China Telecom Corp. Ltd. - ADR	24,466,538
995,229	KDDI Corp. - ADR	16,291,899
383,660	Tim Participacoes SA - ADR	10,558,323
		51,316,760
Utilities — 4.2%
561,225	American Water Works Co., Inc.	29,952,578
567,625	Tokyo Gas Co. Ltd. - ADR	13,129,166
		43,081,744
Total Common Stocks (Cost $857,827,916)		982,430,786

32

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
INVESTMENT COMPANY — 4.3%
44,618,000	SEI Daily Income Trust Government II Fund, Class A, 0.00%(c)	$44,618,000
Total Investment Company (Cost $44,618,000)		44,618,000
TOTAL INVESTMENTS — 99.8% (Cost $902,445,916)(a)		1,027,048,786
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,324,459
NET ASSETS — 100.0%		$1,029,373,245

(a)	Cost for federal income tax purposes is $902,459,354 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$151,738,777
Unrealized depreciation	(27,149,345)
Net unrealized appreciation	$124,589,432

(b)	Non-income producing security.
(c)	Rate shown represents current yield at October 31, 2014.

ADR-American Depositary Receipt

33

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	October 31, 2014

Shares		Value
COMMON STOCKS — 88.1%
ARGENTINA — 0.3%
285,000	MercadoLibre, Inc.	$38,802,750
BELGIUM — 0.3%
511,000	UCB SA(e)	41,232,710
BRAZIL — 0.9%
2,110,000	Cielo SA	34,648,654
5,450,117	Itau Unibanco Holding SA - ADR	80,443,727
		115,092,381
CHINA — 1.5%
553,200	Alibaba Group Holding Ltd. - ADR(b)	54,545,520
17,674,000	Anton Oilfield Services Group	3,737,563
567,000	Baidu, Inc. - ADR(b)	135,382,590
		193,665,673
DENMARK — 0.6%
1,705,000	Novo Nordisk A/S - Class B	77,133,345
FINLAND — 2.1%
1,722,000	Kone Oyj - Class B(e)	74,016,717
3,970,000	Sampo Oyj - A Shares(e)	189,895,738
		263,912,455
FRANCE — 1.2%
990,000	L’Oreal SA	155,201,193
GERMANY — 1.1%
1,236,000	Bayerische Motoren Werke AG	132,151,430
HONG KONG — 0.7%
1,569,718	Jardine Matheson Holdings Ltd.(e)	94,026,108
INDIA — 2.1%
3,073,000	Asian Paints Ltd.(e)	32,882,101
5,295,000	Housing Development Finance Corp.(e)	95,370,366
10,769,000	ITC Ltd.(e)	62,298,840
4,024,000	Motherson Sumi Systems Ltd.(e)	27,555,225
6,395,000	Titan Co. Ltd.(e)	40,984,243
		259,090,775
ITALY — 0.3%
5,832,000	Prada SpA(e)	35,908,783
JAPAN — 3.9%
7,770,000	Astellas Pharma, Inc.	117,527,087
3,174,000	KDDI Corp.	204,158,914
3,840,000	Nomura Research Institute Ltd.(e)	124,097,040
447,000	Ono Pharmaceutical Co. Ltd.(e)	44,331,894
		490,114,935
NETHERLANDS — 2.9%
822,000	ASML Holding NV	81,936,960
393,000	Koninklijke Vopak NV	19,679,795
Shares		Value
NETHERLANDS (continued)
11,356,537	Reed Elsevier NV(e)	$261,360,170
		362,976,925
SINGAPORE — 0.7%
2,202,000	Jardine Cycle & Carriage Ltd.(e)	68,389,352
5,485,000	Sembcorp Industries Ltd.(e)	20,792,364
		89,181,716
SOUTH AFRICA — 0.6%
655,000	Naspers Ltd. - Class N	81,514,014
SOUTH KOREA — 0.5%
67,640	Samsung Electronics Co. Ltd. Preference Shares(e)	62,340,722
SWEDEN — 0.7%
6,400,000	Nordea Bank AB	82,078,506
SWITZERLAND — 3.7%
2,343,000	Nestle SA	171,436,055
843,097	Roche Holding AG	248,595,977
20,200	SGS SA	44,340,695
		464,372,727
THAILAND — 0.8%
3,676,000	Airports of Thailand Public Co. Ltd.(e)	27,313,233
53,661,000	CP ALL Public Co. Ltd.(e)	74,963,939
		102,277,172
UNITED KINGDOM — 3.8%
4,991,000	ARM Holdings Plc	69,860,593
1,289,768	ASOS Plc(b)	54,799,464
8,098,800	British Sky Broadcasting Group Plc(e)	114,786,560
3,071,000	Petrofac Ltd.(e)	52,074,166
2,704,000	Rolls-Royce Holdings Plc	36,464,554
243,360,000	Rolls-Royce Holdings Plc - Preference Shares(b)(e)	389,301
1,560,699	Rotork Plc(e)	63,789,133
1,635,712	Wolseley Plc(e)	86,793,850
		478,957,621
UNITED STATES — 59.4%
506,400	Allergan, Inc.	96,246,384
1,710,862	Altria Group, Inc.	82,703,069
209,000	Amazon.com, Inc.(b)	63,841,140
3,200,165	Apple, Inc.	345,617,820
4,044,473	Applied Materials, Inc.	89,342,409
2,550,000	Automatic Data Processing, Inc.	208,539,000
191,880	AutoZone, Inc.(b)	106,209,418
2,742,657	Bank of New York Mellon Corp. (The)	106,195,679
1,579,400	Baxter International, Inc.	110,779,116
1,690,000	Becton Dickinson and Co.(e)	217,503,000
1,053,177	Bed Bath & Beyond, Inc.(b)	70,920,939
267,000	Biogen Idec, Inc.(b)	85,728,360
727,000	BioMarin Pharmaceutical, Inc.(b)	59,977,500

34

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED STATES (continued)
667,500	Broadcom Corp. - Class A	$27,954,900
754,000	Cerner Corp.(b)	47,758,360
1,386,500	CH Robinson Worldwide, Inc.	95,959,665
3,059,000	Charles Schwab Corp. (The)	87,701,530
5,707,200	Coca-Cola Co. (The)	239,017,536
2,244,400	Colgate-Palmolive Co.	150,105,472
1,299,250	DIRECTV(b)	112,761,908
302,000	Discovery Communications, Inc. - Class A(b)	10,675,699
301,000	Discovery Communications, Inc. - Class C(b)	10,531,989
654,500	Dr Pepper Snapple Group, Inc.	45,324,125
1,634,000	eBay, Inc.(b)	85,785,000
3,533,893	EMC Corp.	101,528,746
1,404,500	Emerson Electric Co.	89,972,270
936,000	EOG Resources, Inc.	88,966,800
1,461,000	Facebook, Inc. - Class A(b)	109,560,390
1,105,500	Fluor Corp.	73,338,870
659,000	FMC Technologies, Inc.(b)	36,930,360
2,041,200	General Electric Co.	52,683,372
73,000	Google, Inc. - Class A(b)	41,454,510
62,000	Google, Inc. - Class C(b)	34,662,960
3,374,700	Hewlett-Packard Co.	121,084,236
2,115,000	Johnson & Johnson	227,954,700
1,839,998	JPMorgan Chase & Co.	111,283,079
422,000	Kansas City Southern	51,817,380
3,060,000	Kraft Foods Group, Inc.	172,431,000
874,000	Las Vegas Sands Corp.	54,415,240
1,226,224	Lockheed Martin Corp.	233,681,508
202,000	Markel Corp.(b)(e)	139,559,780
2,511,500	Mastercard, Inc. - Class A	210,338,125
2,889,700	Mattel, Inc.	89,782,979
1,096,756	Medidata Solutions, Inc.(b)(e)	49,474,663
1,605,900	Medtronic, Inc.	109,458,144
2,296,700	Merck & Co., Inc.	133,070,798
826,200	Molson Coors Brewing Co. - Class B	61,452,756
746,000	Monsanto Co.	85,819,840
715,000	NIKE, Inc. - Class B	66,473,550
4,154,700	NVIDIA Corp.	81,182,838
673,063	Occidental Petroleum Corp.	59,855,493
2,999,320	Oracle Corp.	117,123,446
1,243,483	PNC Financial Services Group, Inc. (The)	107,424,496
132,700	Priceline Group, Inc. (The)(b)	160,064,067
832,400	Raytheon Co.	86,469,712
212,000	Regeneron Pharmaceuticals, Inc.(b)	83,468,640
3,073,378	Schlumberger Ltd.	303,219,473
1,214,485	T Rowe Price Group, Inc.	99,697,074
4,087,700	Texas Instruments, Inc.	202,995,182
1,845,800	Union Pacific Corp.	214,943,410
5,021,238	US Bancorp	213,904,739
476,000	Visa, Inc. - Class A	114,920,680
1,260,355	Wal-Mart Stores, Inc.	96,127,276
4,281,000	Wells Fargo & Co.	227,278,290
Shares		Value
UNITED STATES (continued)
870,000	Workday, Inc. - Class A(b)	$83,067,600
570,000	WW Grainger, Inc.	140,676,000
		7,496,794,490
Total Common Stocks (Cost $9,271,036,832)		11,116,826,431

Principal Amount
U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Bank — 2.0%
$70,000,000	0.00%, 11/12/14(c)	69,998,717
20,000,000	0.00%, 11/14/14(c)	19,999,639
13,000,000	0.00%, 11/19/14(c)	12,999,675
30,000,000	0.00%, 11/21/14(c)	29,998,917
80,000,000	0.00%, 11/25/14(c)	79,998,400
20,000,000	0.05%, 11/26/14(c)	19,999,306
12,900,000	0.03%, 12/08/14(c)	12,899,669
13,100,000	0.00%, 12/17/14(c)	13,099,079
Total U.S. Government Agencies (Cost $258,993,402)		258,993,402

Shares
EXCHANGE TRADED FUNDS — 9.8%
3,327,000	iShares Core S&P 500 Index Fund	675,347,730
16,173,000	iShares MSCI Japan Index Fund	195,046,380
323,000	SPDR S&P 500 ETF Trust	65,136,180
1,920,000	Vanguard FTSE Emerging Markets ETF	81,868,800
4,000,000	WisdomTree Japan Hedged Equity Fund	215,280,000
Total Exchange Traded Funds (Cost $1,162,765,639)		1,232,679,090
INVESTMENT COMPANY — 0.9%
119,573,900	Federated Government Obligations Fund, 0.02%(d)	119,573,900
Total Investment Company (Cost $119,573,900)		119,573,900
TOTAL INVESTMENTS — 100.8% (Cost $10,812,369,773)(a)		12,728,072,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(103,486,777)
NET ASSETS — 100.0%		$12,624,586,046

35

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2014

(a)	Cost for federal income tax purposes is $10,824,411,392 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,071,790,776
Unrealized depreciation	(168,129,344)
Net unrealized appreciation	$1,903,661,432

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at October 31, 2014.
(e)	This security is considered either fully or partially illiquid. These securities or portions thereof have a value of $1,227,734,020 or 9.72% of net assets.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.4%
Consumer Discretionary	11.1%
Consumer Staples	10.4%
Diversified Financials	3.2%
Energy	4.5%
Health Care	13.9%
Industrials	11.8%
Information Technology	21.0%
Insurance	2.6%
Materials	0.9%
Telecommunication Services	2.3%
Other*	11.9%
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments	October 31, 2014

		Percentage of
Shares		Net Assets (%)	Value
COMMON STOCKS — 92.1%
AUSTRALIA — 1.7%
45,430,716	Other Securities	1.7	$107,265,630
AUSTRIA — 0.2%
401	AMAG Austria Metall AG(b)	0.0	12,852
374,455	Other Securities	0.2	11,774,674
			11,787,526
BAHAMAS — 0.0%
488	Other Securities	0.0	86,927
BELGIUM — 0.3%
620,360	Other Securities	0.3	17,331,836
BERMUDA — 0.8%
400,000	Endurance Specialty Holdings Ltd.(c)	0.4	23,180,000
1,141,209	Other Securities	0.4	25,298,767
			48,478,767
BRAZIL — 0.9%
9,501,980	Other Securities	0.9	57,267,107
CAMBODIA — 0.0%
282,000	Other Securities	0.0	237,086
CANADA — 2.2%
12,368,785	Other Securities	2.2	143,429,842
CAYMAN ISLANDS — 0.0%
58,000	Other Securities	0.0	24,702
CHILE — 0.1%
53,348,231	Other Securities	0.1	4,243,240
CHINA — 1.2%
127,370,867	Other Securities	1.2	79,331,616
COLUMBIA — 0.0%
155,733	Other Securities	0.0	2,349,018
CYPRUS — 0.0%
65,820	Other Securities	0.0	279,602
DENMARK — 0.7%
561,699	Chr. Hansen Holding A/S(c)	0.4	22,602,250
583,739	Other Securities	0.3	19,143,445
			41,745,695
FAEROE ISLANDS — 0.0%
7,482	Other Securities	0.0	183,030
FINLAND — 0.5%
2,207,276	Other Securities	0.5	29,101,682
FRANCE — 2.0%
3,988,918	Other Securities	2.0	127,085,647
GABON — 0.0%
55	Other Securities	0.0	24,226
GEORGIA — 0.0%
4,384	Other Securities	0.0	179,534
		Percentage of
Shares		Net Assets (%)	Value
GERMANY — 2.3%
241,575	MTU Aero Engines AG(c)	0.3	$21,151,700
483,853	Symrise AG	0.4	27,209,493
2,727,428	Other Securities	1.6	98,131,456
			146,492,649
GIBRALTAR — 0.0%
24,644	Other Securities	0.0	49,686
GREECE — 0.0%
432,852	Other Securities	0.0	1,153,688
GUERNSEY — 0.1%
902,463	Other Securities	0.1	4,302,649
HONG KONG — 1.3%
280,269,133	Other Securities	1.3	80,321,604
HUNGARY — 0.0%
24,646	Other Securities	0.0	34,082
INDIA — 1.5%
16,227,238	Other Securities	1.5	94,958,187
INDONESIA — 0.5%
300,212,070	Other Securities	0.5	30,469,151
IRELAND — 0.6%
4,596,704	Other Securities	0.6	39,382,400
ISLE OF MAN — 0.0%
11,173	Other Securities	0.0	27,346
ISRAEL — 2.0%
1,512,500	Check Point Software Technologies Ltd.(d)	1.8	112,303,125
4,110,904	Other Securities	0.2	14,041,358
			126,344,483
ITALY — 0.5%
6,677,642	Other Securities	0.5	32,098,870
JAPAN — 5.1%
44,687,969	Other Securities	5.1	328,027,858
JERSEY CHANNEL ISLANDS — 0.0%
524,401	Other Securities	0.0	1,138,276
LUXEMBOURG — 0.1%
530,669	Other Securities	0.1	7,177,169
MALAYSIA — 0.7%
50,464,720	Other Securities	0.7	44,553,866
MALTA — 0.0%
18,437	Other Securities	0.0	547,882
MEXICO — 0.5%
13,553,472	Other Securities	0.5	34,924,148
NETHERLANDS — 0.9%
478,452	Boskalis Westminster NV	0.4	25,490,779
1,655,915	Other Securities	0.5	32,708,736
			58,199,515

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2014

		Percentage of
Shares		Net Assets (%)	Value
NEW ZEALAND — 0.4%
8,976,710	Other Securities	0.4	$26,944,232
NORWAY — 0.1%
2,822,980	Other Securities	0.1	8,612,901
PERU — 0.1%
3,575,561	Other Securities	0.1	4,172,291
PHILIPPINES — 0.2%
45,857,832	Other Securities	0.2	13,668,424
POLAND — 0.1%
2,287,908	Other Securities	0.1	8,729,773
PORTUGAL — 0.1%
14,772,455	Other Securities	0.1	3,784,889
QATAR — 0.0%
84,703	Other Securities	0.0	2,767,958
SINGAPORE — 1.6%
13,984,000	CapitaMall Trust REIT(c)	0.3	21,443,512
4,833,000	SIA Engineering Co. Ltd.(c)	0.3	17,906,967
53,489,098	Other Securities	1.0	63,975,667
			103,326,146
SOUTH AFRICA — 0.7%
7,167,087	Other Securities	0.7	41,856,935
SOUTH KOREA — 1.2%
3,518,035	Other Securities	1.2	75,140,210
SPAIN — 0.5%
5,144,838	Other Securities	0.5	33,323,453
SWEDEN — 0.7%
3,069,688	Other Securities	0.7	46,798,023
SWITZERLAND — 1.5%
435,000	Allied World Assurance Co. Holdings AG	0.3	16,530,000
1,652,559	Other Securities	1.2	79,181,871
			95,711,871
TAIWAN — 1.1%
84,903,871	Other Securities	1.1	71,328,536
THAILAND — 0.4%
78,580,870	Other Securities	0.4	23,596,411
TURKEY — 0.1%
5,309,613	Other Securities	0.1	9,743,373
UNITED ARAB EMIRATES — 0.1%
1,235,846	Other Securities	0.1	5,773,806
UNITED KINGDOM — 6.8%
1,790,430	Bodycote Plc(c)	0.3	17,872,223
689,995	Croda International Plc	0.4	25,331,755
582,525	Rotork Plc(c)	0.3	23,809,053
385,470	Spirax-Sarco Engineering Plc(c)	0.3	17,574,059
44,387,508	Other Securities	5.5	352,521,691
			437,108,781
		Percentage of
Shares		Net Assets (%)	Value
UNITED STATES — 49.7%
550,000	Actuant Corp. - Class A	0.3	$17,429,500
1,125,407	Advance Auto Parts, Inc.	2.6	165,389,813
400,000	Blackbaud, Inc.(c)	0.3	17,800,000
480,000	Cardtronics, Inc.(d)	0.3	18,427,200
2,620,200	CareFusion Corp.(d)	2.3	150,320,874
236,200	Casey’s General Stores, Inc.	0.3	19,337,694
400,000	Cepheid, Inc.(d)	0.3	21,204,000
350,000	CLARCOR, Inc.	0.4	23,436,000
3,650,000	CoreLogic, Inc.(c)(d)	1.8	114,500,500
450,000	CR Bard, Inc.	1.1	73,786,500
1,835,000	Crown Holdings, Inc.(d)	1.4	87,951,550
500,000	CST Brands, Inc.	0.3	19,125,000
601,419	Dun & Bradstreet Corp. (The)	1.1	73,860,267
386,000	Energizer Holdings, Inc.	0.7	47,342,900
1,475,000	Flowserve Corp.	1.6	100,285,250
2,491,400	Generac Holdings, Inc.(c)(d)	1.8	112,960,076
350,000	Guidewire Software, Inc.(d)	0.3	17,479,000
499,777	Henry Schein, Inc.(d)	0.9	59,988,233
309,800	Hubbell, Inc. - Class B	0.5	35,134,418
1,225,000	Ingredion, Inc.(c)	1.5	94,631,250
477,305	MSC Industrial Direct Co., Inc. - Class A	0.6	38,647,386
1,905,746	NetApp, Inc.	1.3	81,565,929
1,474,200	Omnicom Group, Inc.	1.7	105,936,012
355,000	PetSmart, Inc.	0.4	25,684,250
1,000,000	Rockwell Collins, Inc.	1.3	84,150,000
27,636,600	Samsonite International SA(c)	1.4	91,763,854
1,125,000	Snap-on, Inc.(c)	2.3	148,657,500
275,000	STERIS Corp.	0.3	16,995,000
525,000	TriMas Corp.(c)(d)	0.3	16,621,500
1,270,290	Tupperware Brands Corp.(c)	1.3	80,980,988
365,000	UMB Financial Corp.(c)	0.3	21,746,700
575,000	Valmont Industries, Inc.(c)	1.2	78,297,750
3,475,000	Vantiv, Inc. - Class A(c)(d)	1.7	107,447,000
1,470,000	Varian Medical Systems, Inc.(c)(d)	1.9	123,656,400
1,750,000	Waste Connections, Inc.(c)	1.4	87,325,000
956,351	Waters Corp.(c)(d)	1.7	105,963,691
1,695,000	Wyndham Worldwide Corp.	2.1	131,650,650
32,901,513	Other Securities	8.7	554,377,348
			3,171,856,983
Total Common Stocks (Cost $4,328,026,748)			5,884,881,218
INVESTMENT COMPANY — 0.7%
43,428,000	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	0.7	43,428,000
Total Investment Company (Cost $43,428,000)			43,428,000

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2014

		Percentage of
Shares		Net Assets (%)	Value
EXCHANGE TRADED FUNDS — 4.5%
600	iShares Core S&P Small Cap ETF	0.0	$66,905
223,460	Ishares Core S&P Total US Stock Market ETF	0.3	20,551,616
492,129	iShares MSCI EAFE Small Cap Index Fund	0.4	23,887,942
234,861	iShares MSCI Japan Small Cap Index Fund	0.2	13,013,648
95,000	iShares Russell Mid-Cap ETF	0.2	15,516,350
196,000	SPDR Russell Nomura Small Cap Japan Fund	0.1	9,817,640
1,119,800	SPDR S&P International Small Cap Fund	0.6	36,057,560
625,000	SPDR S&P Regional Banking ETF	0.4	25,050,000
330,000	Vanguard Small-Cap ETF	0.6	38,157,900
545,100	Vanguard Total Stock Market ETF	0.9	56,701,302
788,500	WisdomTree Japan Hedged Equity Fund	0.7	42,437,070
160,000	WisdomTree Japan Small Cap Dividend Fund	0.1	8,307,200
Total Exchange Traded Funds (Cost $264,193,535)			289,565,133
RIGHTS/WARRANTS — 0.0%
2,638,596	Other Rights/Warrants	0.0	269,692
Total Rights/Warrants (Cost $158,733)			269,692

Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Bank — 0.8%
$9,000,000	0.01%, 11/05/2014(f)	0.2	8,999,990
20,000,000	0.02%, 11/19/2014(f)	0.3	19,999,600
20,000,000	0.02%, 11/25/2014(f)	0.3	19,999,600
Total U.S. Government Agencies (Cost $48,999,190)			48,999,190

		Percentage of
Shares		Net Assets (%)	Value
CASH SWEEP — 2.1%
132,892,776	Citibank - US Dollars on Deposit in Custody Account, 0.02%(e)	2.1	$132,892,776
Total Cash Sweep (Cost $132,892,776)			132,892,776
TOTAL INVESTMENTS — 100.2% (Cost $4,817,698,982)(a)			6,400,036,009
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(14,253,081)
NET ASSETS — 100.0%			$6,385,782,928

(a)	Cost for federal income tax purposes is $4,841,326,715 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,684,821,336
Unrealized depreciation	(126,112,042)
Net unrealized appreciation	$1,558,709,294

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $12,852, which is less than 0.01% of net assets.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $857,329,969 or 13.43% of net assets.
(d)	Non-income producing security.
(e)	Rate shown represents current yield at October 31, 2014.
(f)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Common stocks and Rights with a value of $4,069,328 (cost of $9,061,667) or 0.06% of net assets were fair valued by the Board of Directors.

REIT — Real Estate Investment Trust

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2014

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	2.8%
Consumer Discretionary	16.4%
Consumer Staples	6.1%
Diversified Financials	1.2%
Energy	2.1%
Health Care	13.2%
Industrials	25.2%
Information Technology	12.4%
Insurance	2.0%
Materials	6.8%
Real Estate	2.4%
Telecommunication Services	0.5%
Utilities	1.1%
Other*	7.8%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

40

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments	October 31, 2014

Shares		Value
COMMON STOCKS — 16.8%
AUSTRALIA — 0.2%
151,623	BHP Billiton Ltd.	$4,531,238
488,573	Drillsearch Energy Ltd.(b)	505,186
171,719	Fortescue Metals Group Ltd.	528,896
67,810	GrainCorp Ltd. - Class A	522,736
167,772	Harvey Norman Holdings Ltd.	561,031
223,695	Metcash Ltd.	557,092
69,838	Mineral Resources Ltd.	522,390
197,245	RCR Tomlinson Ltd.	472,127
105,008	Sandfire Resources NL	518,405
233,538	Tox Free Solutions Ltd.	497,344
		9,216,445
AUSTRIA — 0.0%
106,666	CAT Oil AG	2,031,759
3,044	Flughafen Wien AG	279,380
		2,311,139
BELGIUM — 0.1%
25,721	Barco NV	1,895,255
223,066	ThromboGenics NV(b)	1,961,496
		3,856,751
BERMUDA — 0.4%
20,600	Aspen Insurance Holdings Ltd.	898,778
40,966	Axis Capital Holdings Ltd.	1,972,103
31,340	Everest Re Group Ltd.	5,348,171
24,332	PartnerRe Ltd.	2,814,969
85,138	RenaissanceRe Holdings Ltd.	8,797,310
327,423	Vostok Nafta Investment Ltd. - SDR(b)	2,097,345
		21,928,676
BRAZIL — 0.0%
19,901	Arezzo Industria e Comercio SA	230,501
18,150	BB Seguridade Participacoes SA	242,156
23,562	Cia Hering	237,721
42,976	Cyrela Brazil Realty SA Empreendimentos e Participacoes	213,675
26,873	Light SA	220,697
10,928	Linx SA	227,036
68,302	Magazine Luiza SA	227,407
60,841	Odontoprev SA	219,753
67,578	Restoque Comercio e Confeccoes de Roupas SA(b)	232,360
17,203	Sao Carlos Empreendimentos e Participacoes SA	231,882
22,552	Ser Educacional SA	245,370
109,911	Tempo Participacoes SA	232,872
		2,761,430
CANADA — 0.1%
74,900	Royal Bank of Canada	5,317,199
106,759	Tesco Corp.	2,032,691
		7,349,890
Shares		Value
CHINA — 0.2%
2,500,000	Agricultural Bank of China Ltd. - H Shares	$1,160,519
107,500	Anhui Conch Cement Co. Ltd. - H Shares	352,089
1,672,000	China Coal Energy Co. Ltd. - H Shares	1,024,094
1,207,500	China Minsheng Banking Corp. Ltd. - H Shares	1,209,812
2,930,000	China Telecom Corp. Ltd. - H Shares	1,866,398
63,693	China XD Plastics Co. Ltd.(b)	339,484
2,115,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,017,253
887,000	Country Garden Holdings Co. Ltd.	348,846
308,761	Huaxin Cement Co. Ltd. - B Shares	332,844
2,978,000	Shanghai Electric Group Co. Ltd. - H Shares	1,489,931
3,140,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	975,790
1,645,000	Sinotrans Ltd. - H Shares	1,304,520
		11,421,580
DENMARK — 0.0%
47,125	Schouw & Co.(c)	2,086,687
FINLAND — 0.1%
54,412	Kesko OYJ - B Shares	2,060,591
105,189	Lassila & Tikanoja OYJ(c)	1,940,353
		4,000,944
FRANCE — 0.1%
28,408	Eurazeo SA	1,899,230
119,268	Metropole Television SA	2,063,302
38,419	Societe Generale SA	1,849,479
		5,812,011
GERMANY — 0.1%
258,358	Balda AG	887,105
9,714	Muenchener Rueckversicherungs-Gesellschaft AG	1,909,348
		2,796,453
GREECE — 0.0%
31,578	Aegean Airlines SA	275,025
27,966	Athens Water Supply & Sewage Co. SA (The)	193,101
59,418	GEK Terna Holding Real Estate Construction SA(b)	151,898
19,462	Metka SA	190,232
		810,256
GUERNSEY — 0.0%
16,133	Amdocs Ltd.	766,963
HONG KONG — 0.8%
1,116,000	AMVIG Holdings Ltd.	522,373

41

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
HONG KONG (continued)
4,772,000	Anxin-China Holdings Ltd.	$443,040
2,641,000	C C Land Holdings Ltd.	469,956
1,295,000	China Agri-Industries Holdings Ltd.	494,278
2,236,000	China Lumena New Materials Corp.(b)(d)	360,406
831,700	China Mobile Ltd.	10,349,129
208,000	China Resources Enterprise Ltd.	494,577
346,000	China Unicom Hong Kong Ltd.	520,217
334,000	CIMC Enric Holdings Ltd.	335,501
20,640,000	G-Resources Group Ltd.(b)	505,677
1,806,600	Guangdong Investment Ltd.	2,376,140
890,000	Haitong International Securities Group Ltd.	529,055
330,300	Hang Seng Bank Ltd.	5,596,464
21,575	Hopewell Highway Infrastructure Ltd.	10,405
431,500	Hopewell Holdings Ltd.	1,530,112
1,106,000	Le Saunda Holdings Ltd.	556,198
3,918,000	Li & Fung Ltd.	4,774,260
885,500	Link REIT (The)	5,200,999
1,395,067	MTR Corp. Ltd.	5,684,496
25,180	Seaspan Corp.	513,672
1,262,000	TCC International Holdings Ltd.	507,719
1,024,000	Tianneng Power International Ltd.	365,754
826,000	Yuexiu Transport Infrastructure Ltd.	500,596
		42,641,024
INDIA — 0.0%
71,889	Cairn India Ltd.(b)	333,862
807,242	Mahanagar Telephone Nigam Ltd.(b)	391,788
334,383	Mangalore Refinery & Petrochemicals Ltd.(b)(c)	320,223
83,184	Polaris Financial Technology Ltd.	254,226
		1,300,099
INDONESIA — 0.0%
7,271,400	Elnusa Tbk PT	312,878
41,347,623	Energi Mega Persada Tbk PT(b)	386,618
		699,496
IRELAND — 0.1%
33,959	Seagate Technology Plc	2,133,644
58,364	XL Group Plc	1,977,372
		4,111,016
ITALY — 0.1%
204,226	ASTM SpA(c)	2,454,326
454,775	Banca Popolare di Sondrio SCARL	1,820,263
1,711,723	CIR-Compagnie Industriali Riunite SpA(b)(c)	1,713,889
		5,988,478
Shares		Value
JAPAN — 1.4%
89,800	ADEKA Corp.	$1,135,241
124,000	Alfresa Holdings Corp.	1,549,931
3,488,800	ANA Holdings, Inc.	7,994,811
43,900	Coca-Cola East Japan Co. Ltd.	778,143
47,000	East Japan Railway Co.	3,617,316
28,300	Enplas Corp.	1,035,504
35,200	Foster Electric Co. Ltd.	540,888
120,400	Fuji Oil Co. Ltd.	1,889,741
21,042	Fuji Soft, Inc.	508,043
37,700	Fujitsu Frontech Ltd.	501,772
95,000	GS Yuasa Corp.	460,939
142,000	Hanwa Co. Ltd.	499,355
33,500	Hisamitsu Pharmaceutical Co., Inc.	1,100,512
299,163	House Foods Group, Inc.	5,092,363
61,600	Idec Corp.	496,858
92,000	Iino Kaiun Kaisha Ltd.	497,164
27,200	Japan Digital Laboratory Co. Ltd.	474,381
89,000	Japan Vilene Co. Ltd.	486,499
319,800	Kagome Co. Ltd.	5,144,702
71,000	Kato Works Co. Ltd.	508,836
115,300	Kewpie Corp.	1,969,826
36,400	Kiyo Bank Ltd. (The)	523,356
14,700	Lawson, Inc.	982,836
29,100	Mars Engineering Corp.	522,544
16,700	Maruwa Co. Ltd.	485,426
53,800	McDonald’s Holdings Co. Japan Ltd.	1,302,791
139,000	Mitsui-Soko Holdings Co. Ltd.	517,267
718,000	Nakayama Steel Works Ltd.(b)	511,373
175,000	Nippon Chemi-Con Corp.(b)	507,901
211,900	Nippon Denko Co. Ltd.	518,785
48,600	Nitori Holdings Co. Ltd.	3,050,345
302,000	Otsuka Holdings Co. Ltd.	10,425,150
25,100	Pack Corp. (The)	513,061
43,800	Panasonic Corp.	508,872
58,000	Polatechno Co. Ltd.	516,359
146,000	Sanyo Special Steel Co. Ltd.	491,324
128,000	Sapporo Holdings Ltd.	543,566
50,700	Sawai Pharmaceutical Co. Ltd.	2,956,466
189,000	Sharp Corp.(b)	461,037
54,800	Showa Shell Sekiyu KK	461,037
29,300	Siix Corp.	499,528
529,300	Sumitomo Osaka Cement Co. Ltd.	1,621,003
28,000	Takamatsu Construction Group Co. Ltd.	529,464
139,600	Takara Leben Co. Ltd.	575,427
49,400	Toa Corp.	489,932
125,000	Toagosei Co. Ltd.	536,390
991,000	Tokyo Gas Co. Ltd.	5,609,417
374,200	TonenGeneral Sekiyu KK	3,241,456
41,900	Ulvac, Inc.(b)	506,568
50,500	Wakita & Co. Ltd.	494,097
79,100	West Japan Railway Co.	3,728,774

42

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
103,000	Yamaguchi Financial Group, Inc.	$960,080
		80,874,457
JERSEY CHANNEL ISLANDS — 0.0%
2,020,841	Centamin Plc	1,655,155
MALAYSIA — 0.3%
344,800	Affin Holdings Berhad	338,589
230,500	Boustead Holdings Berhad	353,888
1,743,000	Malayan Banking Berhad	5,140,108
205,300	Malaysian Pacific Industries Berhad	329,554
2,794,100	Sime Darby Berhad	8,222,813
		14,384,952
NETHERLANDS — 0.2%
34,598	Chicago Bridge & Iron Co. NV	1,890,435
66,799	Fugro NV	922,474
6,400	LyondellBasell Industries NV	586,432
125,000	NXP Semiconductor NV(b)	8,582,500
		11,981,841
NEW ZEALAND — 0.0%
107,559	SKY Network Television Ltd.	533,238
NORWAY — 0.1%
1,668,941	BW Offshore Ltd.	2,046,293
115,335	Fred Olsen Energy ASA	1,230,306
111,827	Salmar ASA	2,014,393
		5,290,992
PAKISTAN — 0.0%
209,467	Engro Corp. Ltd.	340,898
POLAND — 0.0%
302,693	Getin Holding SA(b)	219,206
7,141	Lubelski Wegiel Bogdanka SA	236,952
		456,158
PUERTO RICO — 0.0%
47	Popular, Inc.(b)	1,498
SINGAPORE — 0.4%
388,000	DBS Group Holdings Ltd.	5,581,256
675,000	Oversea-Chinese Banking Corp. Ltd.	5,196,349
1,012,000	Rotary Engineering Ltd.	476,578
951,000	Singapore Exchange Ltd.	5,181,754
1,668,121	Singapore Press Holdings Ltd.	5,557,374
		21,993,311
SOUTH AFRICA — 0.1%
627,748	Lewis Group Ltd.	3,781,940
SOUTH KOREA — 0.2%
25,231	Basic House Co. Ltd. (The)	452,101
59,263	Daeduck Electronics Co.	501,839
4,390	Hanil Cement Co. Ltd.	564,806
98,524	Harim Holdings Co. Ltd.(b)	436,049
Shares		Value
SOUTH KOREA (continued)
14,713	Hyundai Corp.	$503,865
70,200	Kangwon Land, Inc.	2,298,990
22,445	Kolon Corp.	540,790
22,866	Korea Line Corp.(b)	637,586
11,627	Kunsul Chemical Industrial Co. Ltd.	484,671
56,927	Kwang Dong Pharmaceutical Co. Ltd.	551,303
3,326	Kyungbang Ltd.	594,412
77,292	Lumens Co. Ltd.(b)	395,598
64,335	Namhae Chemical Corp.	508,068
5,801	Nexen Corp.	472,231
12,222	Samsung Electro-Mechanics Co. Ltd.	556,933
161,881	SBS Media Holdings Co. Ltd.	498,338
5,909	Sebang Co. Ltd.	106,986
8,817	Silla Co. Ltd.	164,175
26,447	SL Corp.	487,500
21,312	Soulbrain Co. Ltd.	538,418
34,192	Sungwoo Hitech Co. Ltd.	492,694
		11,787,353
SWEDEN — 0.1%
56,180	Investor AB - B Shares	2,010,083
87,242	Nolato AB - B Shares(c)	2,014,418
		4,024,501
SWITZERLAND — 0.4%
117,400	Allied World Assurance Co. Holdings AG	4,461,200
61,109	PSP Swiss Property AG	5,239,820
68,921	Swiss Prime Site AG	5,236,320
9,605	Swisscom AG	5,655,285
		20,592,625
TAIWAN — 0.3%
623,000	Alpha Networks, Inc.	313,379
293,000	BenQ Materials Corp.	295,731
155,000	Cheng Shin Rubber Industry Co. Ltd.	361,810
208,000	Chin-Poon Industrial Co. Ltd.	333,030
423,000	Elitegroup Computer Systems Co. Ltd.	356,017
321,000	Formosan Rubber Group, Inc.	349,848
9,294,000	Hua Nan Financial Holdings Co. Ltd.	5,500,041
484,000	Inventec Corp.	335,752
1,133,000	Lealea Enterprise Co. Ltd.(b)	320,346
181,000	Namchow Chemical Industrial Co. Ltd.	291,288
595,000	Radium Life Tech Co. Ltd.	341,353
151,000	Ruentex Industries Ltd.	322,190
263,000	Sinbon Electronics Co. Ltd.	340,245
231,000	Taiwan Cement Corp.	352,767
9,982,000	Taiwan Cooperative Financial Holding Co. Ltd.	5,332,879

43

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
TAIWAN (continued)
935,000	Taiwan Land Development Corp.	$331,991
81,000	Tong Hsing Electronic Industries Ltd.	307,580
143,000	Ttet Union Corp.	337,560
429,000	Tung Ho Steel Enterprise Corp.	338,500
743,000	Unitech Printed Circuit Board Corp.	304,123
149,000	Wistron NeWeb Corp.	335,068
373,000	Zinwell Corp.	358,695
		17,460,193
THAILAND — 0.0%
870,800	Siamgas & Petrochemicals Public Co. Ltd.	336,877
2,274,100	SVI Public Co. Ltd.	370,056
		706,933
TURKEY — 0.0%
81,976	Aksa Akrilik Kimya Sanayii AS	269,608
37,900	Cimsa Cimento Sanayi VE Ticaret AS	280,501
864,594	Dogan Sirketler Grubu Holding AS(b)	260,625
47,093	Turkcell Iletisim Hizmetleri AS(b)	273,322
		1,084,056
UNITED KINGDOM — 0.3%
1,104,102	Afren Plc(b)	1,364,408
84,691	easyJet Plc	2,032,194
1,184,808	Faroe Petroleum Plc(b)(c)	1,738,964
514,793	J Sainsbury Plc	2,021,719
47,600	Noble Corp. Plc	995,792
398,578	Pace Plc	2,209,292
89,200	Smith & Nephew Plc	1,508,261
488,300	Xaar Plc(c)	2,171,542
		14,042,172
UNITED STATES — 10.7%
38,393	3M Co.	5,903,692
81,007	AAR Corp.	2,146,685
71,000	Abbott Laboratories	3,094,890
9,200	AbbVie, Inc.	583,832
7,400	Aetna, Inc.	610,574
41,250	Air Products & Chemicals, Inc.	5,554,725
19,400	Alaska Air Group, Inc.	1,032,662
15,000	Alliance Holdings GP LP	1,029,900
21,100	Alliance Resource Partners LP	1,014,699
31,435	Allstate Corp. (The)	2,038,560
130,195	Altria Group, Inc.	6,293,626
41,200	American Capital Mortgage Investment Corp., REIT	807,108
95,335	American Financial Group, Inc.	5,703,893
256,800	American International Group, Inc.	13,756,776
52,913	American Woodmark Corp.(b)	2,164,671
Shares		Value
UNITED STATES (continued)
28,100	Amgen, Inc.	$4,557,258
16,300	Amsurg Corp.(b)	880,363
17,400	AmTrust Financial Services, Inc.	780,738
256,200	Annaly Capital Management, Inc., REIT	2,923,242
387,535	Anworth Mortgage Asset Corp., REIT	2,011,307
8,400	Apple, Inc.	907,200
144,495	Approach Resources, Inc.(b)	1,430,501
55,001	ArcBest Corp.	2,128,539
39,800	Associated Estates Realty Corp., REIT	777,294
49	Assurant, Inc.	3,343
34,362	Atlantic Tele-Network, Inc.	2,308,783
13,883	AutoNation, Inc.(b)	794,941
31,456	Baker Hughes, Inc.	1,665,910
46,932	Becton Dickinson and Co.	6,040,148
38,800	Benchmark Electronics, Inc.(b)	920,336
58,100	Berkshire Hathaway, Inc. - Class B(b)	8,143,296
2,100	Biogen Idec, Inc.(b)	674,268
350,000	Blucora, Inc.(b)	5,932,500
186,854	Brocade Communications Systems, Inc.	2,004,943
20,100	Brunswick Corp.	940,680
38	CA, Inc.	1,104
39,969	Cabot Corp.	1,855,761
34	CACI International, Inc. - Class A(b)	2,798
14	Cadence Design Systems, Inc.(b)	251
100,502	CAI International, Inc.(b)	2,115,567
100,346	Calgon Carbon Corp.(b)	2,110,276
23,200	Cash America International, Inc.	1,140,280
12	CBS Corp.	651
14,200	Celanese Corp.	833,966
30,841	Centene Corp.(b)	2,858,035
43,811	Chevron Corp.	5,255,129
266,600	Chimera Investment Corp., REIT	831,792
61,182	Chubb Corp. (The)	6,079,044
81,684	Church & Dwight Co., Inc.	5,914,738
136,846	Cirrus Logic, Inc.(b)	2,641,128
612	Cisco Systems, Inc.	14,976
42,096	CIT Group, Inc.	2,059,757
200,000	Citigroup, Inc.	10,706,000
20	Civeo Corp.	244
41,847	Clearwater Paper Corp.(b)	2,692,854
62,220	Clorox Co. (The)	6,190,890
412,753	Coca-Cola Co. (The)	17,286,096
12,974	Cognizant Technology Solutions Corp. - Class A(b)	633,780
85,628	Colgate-Palmolive Co.	5,726,801
11,300	Computer Sciences Corp.	682,520
37,118	Consolidated Edison, Inc.	2,351,796

44

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED STATES (continued)
9,900	Constellation Brands, Inc. - Class A(b)	$906,246
3	Cooper Cos., Inc. (The)	492
35,700	CR Bard, Inc.	5,853,729
3	Cracker Barrel Old Country Store, Inc.	346
119,315	CTS Corp.	2,195,396
6,673	CVS Health Corp.	572,610
72,529	Danaher Corp.	5,831,332
194,852	Dean Foods Co.	2,866,273
44,084	Delta Air Lines, Inc.	1,773,499
13,700	Deluxe Corp.	832,960
203,800	Depomed, Inc.(b)	3,138,520
120,600	Dollar Tree, Inc.(b)	7,304,742
24,718	Dover Corp.	1,963,598
7,100	Dril-Quip, Inc.(b)	638,645
8,700	DST Systems, Inc.	838,245
72,520	DTE Energy Co.	5,958,243
76,755	Duke Energy Corp.	6,305,423
11,500	Edwards Lifesciences Corp.(b)	1,390,580
54,155	Encore Wire Corp.	2,054,641
80,335	Exactech, Inc.(b)(c)	1,711,136
77,912	ExlService Holdings, Inc.(b)	2,180,757
55,600	Exxon Mobil Corp.	5,377,076
11	Fifth Third Bancorp	220
31,157	First Solar, Inc.(b)	1,835,147
11,200	FMC Technologies, Inc.(b)	627,648
282,873	Fortress Investment Group LLC - Class A(b)	2,127,205
14,300	Gap, Inc. (The)	541,827
19,600	General Mills, Inc.	1,018,416
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
40,679	Genworth Financial, Inc. - Class A(b)	569,099
8,900	Gilead Sciences, Inc.(b)	996,800
1,000	Graham Holdings Co.- Class B	783,600
15,800	Grand Canyon Education, Inc.(b)	756,820
42,643	Greatbatch, Inc.(b)	2,140,252
34,300	Green Plains Renewable Energy, Inc.	1,173,060
32,252	Greenbrier Cos., Inc. (The)	2,017,040
234,700	Hatteras Financial Corp., REIT	4,468,688
44,812	HCI Group, Inc.	2,278,242
22,500	Health Net, Inc.(b)	1,068,975
7	HealthSouth Corp.	282
93,698	Heidrick & Struggles International, Inc.	1,950,792
27,356	Helmerich & Payne, Inc.	2,375,048
86,043	Hertz Global Holdings, Inc.(b)	1,886,063
6,800	Hess Corp.	576,708
26,900	Hewlett-Packard Co.	965,172
116,662	Hormel Foods Corp.	6,289,248
57,400	IAC/InterActiveCorp	3,885,406
101,157	IDACORP, Inc.	6,396,157
Shares		Value
UNITED STATES (continued)
24,100	Insys Therapeutics, Inc.(b)	$980,268
199,000	Inteliquent, Inc.	3,349,170
28,604	International Business Machines Corp.	4,702,498
16,900	ITT Corp.	761,514
18	j2 Global, Inc.	974
38	Jack in the Box, Inc.	2,700
88,700	JetBlue Airways Corp.(b)	1,023,598
5,700	Johnson & Johnson	614,346
121,181	K12, Inc.(b)	1,502,644
7,900	Kaiser Aluminum Corp.	549,445
186,054	Kellogg Co.	11,900,014
57,464	Kemper Corp.	2,117,548
431,554	Key Energy Services, Inc.(b)	1,311,924
143,032	Kimberly-Clark Corp.	16,344,267
41	Kroger Co. (The)	2,284
5,400	Laboratory Corp of America Holdings(b)	590,166
14,700	Lexmark International, Inc. - Class A	634,452
452,728	Lionbridge Technologies, Inc.(b)	2,186,676
35,658	Lowe’s Cos, Inc.	2,039,638
7	Macy’s, Inc.	405
28,433	Manpowergroup, Inc.	1,897,903
82,384	Matrix Service Co.(b)	2,064,543
28	MB Financial, Inc.	883
10	MBIA, Inc.(b)	98
80,111	McCormick & Co., Inc. - Non Voting Shares	5,665,450
73,608	McDonald’s Corp.	6,899,278
75,572	MDC Holdings, Inc.	1,845,468
275,000	Medtronic, Inc.	18,744,000
52,412	Methode Electronics, Inc.	2,063,985
2,700	Mettler-Toledo International, Inc.(b)	697,869
89,853	Micron Technology, Inc.(b)	2,973,236
75,700	Microsoft Corp.	3,554,115
26,900	Myriad Genetics, Inc.(b)	1,062,281
10,600	National Oilwell Varco, Inc.	769,984
24,100	NeuStar, Inc. - Class A(b)	636,481
9	Newcastle Investment Corp., REIT	217
83,600	Newmont Mining Corp.	1,568,336
20	Nexstar Broadcasting Group, Inc. - Class A	902
4,400	Northrop Grumman Corp.	607,024
10	Oil States International, Inc.(b)	597
42,100	Old Republic International Corp.	621,817
76,627	Omnicom Group, Inc.	5,506,416
223,235	ON Semiconductor Corp.(b)	1,850,618
140,000	Oracle Corp.	5,467,000
31,359	OSI Systems, Inc.(b)	2,222,726
15,200	Outerwall, Inc.(b)	961,704
15,000	PAREXEL International Corp.(b)	814,650
66,427	Patterson-UTI Energy, Inc.	1,529,814

45

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED STATES (continued)
222,600	PDL BioPharma, Inc.	$1,898,778
160,200	People’s United Financial, Inc.	2,342,124
191,257	PepsiCo, Inc.	18,393,186
136,400	PetSmart, Inc.	9,868,540
191,861	Pfizer, Inc.	5,746,237
45	Phillips 66	3,532
44,123	Pilgrim’s Pride Corp.(b)	1,253,534
41	PNC Financial Services Group, Inc. (The)	3,542
11,000	Portfolio Recovery Associates, Inc.(b)	695,750
42,336	Praxair, Inc.	5,333,913
8,000	Priceline Group, Inc. (The)(b)	9,649,680
17	Prosperity Bancshares, Inc.	1,027
74,600	PulteGroup, Inc.	1,431,574
18,700	Quest Diagnostics, Inc.	1,186,702
11,000	Raymond James Financial, Inc.	617,430
60,190	Regions Financial Corp.	597,687
29	Reinsurance Group of America, Inc.	2,443
11,100	ResMed, Inc.	579,642
27,733	REX American Resources Corp.(b)	2,017,853
35,593	Rogers Corp.(b)	2,433,493
34,638	Safety Insurance Group, Inc.	2,160,718
68,400	Sanderson Farms, Inc.	5,744,232
30,370	Sanmina Corp.(b)	761,376
17,672	Savient Pharmaceuticals, Inc.(b)(c)(d)(e)	0
12,400	Science Applications International Corp.	606,484
45,000	Select Income REIT	1,102,950
40,571	Silgan Holdings, Inc.	1,994,470
26,995	SM Energy Co.	1,519,819
138,818	Sonoco Products Co.	5,673,492
23,800	Southwest Airlines Co.	820,624
57,900	Spectra Energy Partners LP	3,126,600
42	Spirit Airlines, Inc.(b)	3,071
27,405	SPX Corp.	2,597,720
75,900	St Joe Co. (The)(b)	1,453,485
45	Standard Pacific Corp.(b)	333
24,100	Starwood Property Trust, Inc., REIT	543,696
216,018	SUPERVALU, Inc.(b)	1,864,235
26	Susquehanna Bancshares, Inc.	255
3	Swift Transportation Co.(b)	74
42,000	Symetra Financial Corp.	995,400
26,600	Synopsys, Inc.(b)	1,090,068
19	Synovus Financial Corp.	482
8,800	Syntel, Inc.(b)	762,168
155,749	Take-Two Interactive Software, Inc.(b)	4,119,561
50,200	TC PipeLines LP(b)	3,129,970
10,700	Tech Data Corp.(b)	639,004
35	TiVo, Inc.(b)	457
139,628	Torchmark Corp.	7,394,699
Shares		Value
UNITED STATES (continued)
20,515	Travelers Cos., Inc. (The)	$2,067,912
205,262	Triangle Petroleum Corp.(b)	1,590,781
67,186	Trinity Industries, Inc.	2,399,212
20	TRW Automotive Holdings Corp.(b)	2,027
31,600	Tyson Foods, Inc. - Class A	1,275,060
16	Umpqua Holdings Corp.	282
16	Union Pacific Corp.	1,863
56,682	United Parcel Service, Inc. - Class B	5,946,509
46	Universal Corp.	2,047
5,177	Universal Health Services, Inc. - Class B	536,907
10	USANA Health Sciences, Inc.(b)	1,140
186,668	Valero Energy Corp.	9,350,200
140,012	Vectren Corp.	6,293,539
12,300	Verizon Communications, Inc.	618,075
7,900	Visteon Corp.(b)	741,810
35,400	Voya Financial, Inc.	1,389,450
22,823	VSE Corp.	1,375,770
9,400	WABCO Holdings, Inc.(b)	915,372
60,000	Walgreen Co.	3,853,200
151,062	Wal-Mart Stores, Inc.	11,521,499
42,286	WellPoint, Inc.	5,357,213
16,317	Wells Fargo & Co.	866,270
112,700	Werner Enterprises, Inc.	3,103,758
151,430	Westar Energy, Inc.	5,725,568
20,299	Western Digital Corp.	1,996,813
35,223	Western Union Co. (The)	597,382
10,600	Westlake Chemical Corp.	747,830
11,892	Wintrust Financial Corp.	550,837
127,848	Wisconsin Energy Corp.	6,348,932
179,128	Xcel Energy, Inc.	5,995,414
11	Xerox Corp.	146
7	Zions Bancorp	203
17,000	Zoetis, Inc.	631,720
		598,838,048
Total Common Stocks (Cost $872,457,638)		939,689,659
CLOSED-END FUNDS — 6.3%
UNITED STATES — 6.3%
390,000	Apollo Tactical Income Fund, Inc.	6,762,600
500,715	Ares Dynamic Credit Allocation Fund, Inc.	8,442,055
355,000	Avenue Income Credit Strategies Fund	5,804,250
8,510	Babson Capital Corp. Investors	131,820
406,147	Babson Capital Global Short Duration High Yield Fund	9,272,336
149,858	Babson Capital Participation Investors	2,026,080
402,498	Blackrock Corp. High Yield Fund, Inc.	4,769,601

46

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED STATES (continued)
511,890	BlackRock Credit Allocation Income Trust	$6,930,991
4,832,694	BlackRock Debt Strategies Fund, Inc.	18,412,564
250,000	BlackRock Defined Opportunity Credit Trust	3,342,500
352,226	Blackrock Multi-Sector Income Trust	6,266,101
857,276	Blackstone/GSO Strategic Credit Fund	14,153,627
612,043	Brookfield Mortgage Opportunity Income Fund, Inc.	10,337,406
1,455,505	ClearBridge Energy MLP Fund, Inc.	40,754,140
301,858	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	7,341,187
200,000	Deutsche Multi-Market Income Trust	1,786,000
1,037,182	Doubleline Income Solutions Fund	22,091,977
450,000	First Trust Intermediate Duration Preferred & Income Fund	9,873,000
114,740	Guggenheim Credit Allocation Fund	2,764,087
300,560	KKR Income Opportunities Fund	5,283,845
454,841	Legg Mason BW Global Income Opportunities Fund, Inc.	7,877,846
680,717	New America High Income Fund	6,500,847
848,204	NexPoint Credit Strategies Fund	9,186,049
1,400,981	Nuveen Quality Preferred Income Fund	11,656,162
27,460	PIMCO Corporate & Income Strategy Fund	444,303
1,085,000	PIMCO Dynamic Credit Income Fund	24,011,050
500,000	Pimco Dynamic Income Fund	16,045,000
624,800	Pioneer Floating Rate Trust	7,228,936
302,145	Prudential Global Short Duration High Yield Fund, Inc.	4,955,178
829,881	Prudential Short Duration High Yield Fund, Inc.	13,958,598
39,802	Stone Harbor Emerging Markets Income Fund	745,491
843,990	Tortoise Energy Infrastructure Corp.	38,730,701
101,501	Tortoise Power and Energy Infrastructure Fund, Inc.	2,848,118
1,829,103	Wells Fargo Advantage Income Opportunities Fund	16,663,128
Shares		Value
UNITED STATES (continued)
248,900	Western Asset Mortgage Defined Opportunity Fund	$6,033,336
Total Closed-End Funds (Cost $359,187,120)		353,430,910
EXCHANGE TRADED FUNDS — 2.3%
UNITED STATES — 2.3%
307,427	iShares MSCI Canada Index Fund	9,198,216
395,400	iShares MSCI Germany Index Fund	10,766,742
600,000	iShares MSCI Taiwan ETF	9,432,000
122,500	ProShares Short VIX Short-Term Futures ETF(b)	8,430,450
125,000	Vanguard FTSE Europe ETF	6,771,250
162,579	WisdomTree Europe SmallCap Dividend Fund	8,450,856
1,395,000	WisdomTree Japan Hedged Equity Fund	75,078,900
Total Exchange Traded Funds (Cost $119,753,201)		128,128,414
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
35,000	Exelon Corp.	1,843,800
104,500	New York Community Capital Trust V	5,197,830
Total Preferred Stocks (Cost $6,840,925)		7,041,630

Contracts/ Notional Amount ($)
CALL OPTIONS PURCHASED — 0.1%
1,900	Euro STOXX Banks Index, Strike EUR 135.00, Expires 12/19/14	838,213
5,922	Euro STOXX Banks Index, Strike EUR 145.00, Expires 12/19/14	984,563
270	Russell 2000 Index, Strike $1,130.00, Expires 12/20/14	1,506,600
$25,000,000	U.S. Stock Basket Absolute Dispersion, Strike $22.00, Expires 07/17/15	806,880
6,310	WisdomTree Japan Hedged Equity Fund, Strike $56.00, Expires 12/20/14	536,350
Total Call Options Purchased (Cost $3,867,882)		4,672,606

47

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal
Amount			Value
CORPORATE BONDS — 9.6%
AUSTRIA — 0.0%
$5,218,800		A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(e)	$0
8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(e)	0
			0
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(f)	5,077,500
BERMUDA — 0.1%
7,000,000	(g)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(c)(d)(e)(h)	1,089,749
1,500,000		Digicel Ltd., 6.00%, 04/15/21(i)	1,515,000
3,500,000		Energy XXI Bermuda Ltd., Cnv., 3.00%, 12/15/18(i)	2,487,188
			5,091,937
BRAZIL — 0.1%
1,500,000		Cia Brasileira de Aluminio, 4.75%, 06/17/24(f)	1,451,250
1,300,000		JBS SA, 10.50%, 08/04/16(f)	1,469,000
			2,920,250
CANADA — 0.1%
3,000,000		Pacific Rubiales Energy Corp., 5.63%, 01/19/25(f)	2,852,850
2,000,000		Videotron Ltd., 5.00%, 07/15/22	2,060,000
			4,912,850
CAYMAN ISLANDS — 0.1%
1,400,000		Fufeng Group Ltd., 7.63%, 04/13/16(f)	1,438,500
1,000,000		JBS Finance II Ltd., 8.25%, 01/29/18(f)	1,052,500
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(f)	1,843,000
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(f)	353,100
1,625,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(i)	1,775,313
			6,462,413
CROATIA (HRVATSKA) — 0.1%
2,100,000	(j)	Agrokor dd, 9.13%, 02/01/20(f)	2,863,194
FRANCE — 0.1%
1,350,000	(k)	Lafarge SA, 4.75%, 09/30/20(f)	1,970,889
Principal Amount			Value
FRANCE (continued)
$825,000	(k)	Orange SA, 4.00%, 10/01/21(f)(l)	$1,048,063
475,000	(k)	Renault SA, 3.13%, 03/05/21(f)	632,796
650,000		SPCM SA, 6.00%, 01/15/22(f)	685,750
			4,337,498
GERMANY — 0.0%
200,000	(k)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, 01/15/29(f)	279,452
GREECE — 0.0%
1,250,000		Aegean Marine Petroleum Network, Inc., Cnv., 4.00%, 11/01/18	1,165,625
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(e)(h)	1,133,154
INDIA — 0.0%
1,375,000		Tata Motors Ltd., 4.63%, 04/30/20(f)	1,398,925
INDONESIA — 0.0%
1,300,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(f)	1,381,250
IRELAND — 0.1%
975,000	(k)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.25%, 01/15/22(f)	1,191,592
1,475,000	(k)	eircom Finance Ltd., 9.25%, 05/15/20(f)	2,000,887
			3,192,479
ISRAEL — 0.0%
2,000,000		Delek & Avner Tamar Bond Ltd., 3.84%, 12/30/18(i)	2,015,720
ITALY — 0.1%
1,525,000	(m)	Enel SpA, 7.75%, 09/10/75(f)(l)	2,674,337
950,000	(k)	Telecom Italia SpA, 6.38%, 06/24/19	1,643,169
400,000	(k)	Telecom Italia SpA, 4.50%, 01/25/21(f)	539,046
			4,856,552
JAPAN — 0.0%
1,800,000	(j)	SoftBank Corp., 4.63%, 04/15/20(f)	2,424,842

48

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal
Amount			Value
JERSEY CHANNEL ISLANDS — 0.1%
$2,000,000	(k)	Derwent London Capital No. 2 Jersey Ltd., Cnv., 1.13%, 07/24/19(f)	$3,418,224
LUXEMBOURG — 0.5%
1,050,000	(k)	Altice Financing SA, 8.00%, 12/15/19(f)	1,407,912
1,350,000	(k)	Altice Financing SA, 6.50%, 01/15/22(f)	1,742,503
600,000	(k)	CNH Industrial Finance Europe SA, 6.25%, 03/09/18(f)	841,863
$1,000,000		ContourGlobal Power Holdings SA, 7.13%, 06/01/19(f)	1,002,500
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(f)	962,500
425,000	(k)	Fiat Finance & Trade SA, 4.75%, 07/15/22(f)	554,557
1,425,000	(m)	Finmeccanica Finance SA, 8.00%, 12/16/19	2,621,497
1,500,000	(k)	Grand City Properties SA, Series D, 2.00%, 10/29/21(f)	1,797,485
1,700,000	(k)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(f)	2,471,209
4,400,000		QGOG Constellation SA, 6.25%, 11/09/19(f)	4,334,000
8,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(f)	7,380,000
1,845,000		Wind Acquisition Finance SA, 6.50%, 04/30/20(i)	1,918,800
1,000,000	(k)	Wind Acquisition Finance SA, 4.00%, 07/15/20(f)	1,234,351
1,100,000	(k)	Xella Holdco Finance SA, 9.13% cash or 9.88% payment-in-kind interest, 09/15/18(f)(n)	1,409,479
			29,678,656
MEXICO — 0.0%
1,350,000		Cemex SAB de CV, 5.88%, 03/25/19(f)	1,398,937
NETHERLANDS — 0.4%
1,225,000	(k)	Cable Communications Systems NV, 7.50%, 11/01/20(f)	1,581,160
1,800,000	(k)	Deutsche Annington Finance BV, 4.63%, 04/08/74(f)(l)	2,312,059
1,250,000	(k)	Grupo Antolin Dutch BV, 4.75%, 04/01/21(f)	1,601,680
1,400,000		Indosat Palapa Co. BV, 7.38%, 07/29/20(f)	1,487,500
5,000,000		Lukoil International Finance BV, Cnv., 2.63%, 06/16/15	4,925,000
1,995,000		Marfrig Holding Europe BV, 8.38%, 05/09/18(f)	2,099,737
Principal
Amount			Value
NETHERLANDS (continued)
$2,150,000		Marfrig Holding Europe BV, 6.88%, 06/24/19(f)	$2,182,250
800,000	(k)	Schaeffler Holding Finance BV, 5.75% cash or 6.50% payment-in-kind interest, 11/15/21(f)	1,035,101
2,200,000	(k)	Telefonica Europe BV, 7.63%, 09/18/21(f)(l)	3,204,790
1,075,000	(k)	Ziggo Bond Co BV, 8.00%, 05/15/18(f)	1,458,273
			21,887,550
NORWAY — 0.0%
775,000	(k)	Lock AS, 5.82%, 08/15/20(f)(l)	976,046
650,000	(k)	Lock AS, 7.00%, 08/15/21(f)	834,910
			1,810,956
PERU — 0.0%
1,325,000		InRetail Consumer, 5.25%, 10/10/21(i)	1,364,750
POLAND — 0.0%
1,075,000	(k)	Play Finance 2 SA, 5.25%, 02/01/19(f)	1,390,917
PORTUGAL — 0.0%
1,151,000	(k)	PT Portugal SGPS SA, 6.25%, 07/26/16(f)	1,489,814
SPAIN — 0.0%
1,000,000		CEMEX Espana SA/Luxembourg, 9.88%, 04/30/19(i)	1,118,150
UNITED KINGDOM — 0.3%
1,350,000	(k)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(f)	2,362,047
490,000	(k)	Debenhams Plc, 5.25%, 07/15/21(f)	740,738
938,000	(j)	Iglo Foods Bondco Plc, 4.58%, 06/15/20(f)(l)	1,143,246
1,475,000	(k)	Infinis Plc, 7.00%, 02/15/19(f)	2,442,131
1,580,000	(j)	International Personal Finance Plc, 5.75%, 04/07/21(f)	1,970,075
925,000	(k)	Jerrold Finco Plc, 9.75%, 09/15/18(f)	1,594,690
950,000	(k)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(f)	1,671,679
1,900,000		Vedanta Resources Plc, 6.75%, 06/07/16(f)	1,988,350
175,000	(k)	Vougeot Bidco Plc, 7.88%, 07/15/20(f)	279,963
			14,192,919

49

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal
Amount			Value
UNITED STATES — 7.3%
$3,250,000		Activision Blizzard, Inc., 5.63%, 09/15/21(i)	$3,457,187
11,610,000		Alere, Inc., Cnv., 3.00%, 05/15/16	12,371,906
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16(c)	6,168,750
5,000,000		Ares Capital Corp., Cnv., 4.38%, 01/15/19(c)	5,100,000
3,000,000		Ascent Capital Group, Inc., Cnv., 4.00%, 07/15/20(c)	2,709,375
7,000,000		BioMarin Pharmaceutical, Inc., Cnv., 1.50%, 10/15/20	8,229,375
5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	5,096,875
8,000,000		Blucora, Inc., Cnv., 4.25%, 04/01/19	8,343,200
7,500,000		BroadSoft, Inc., Cnv., 1.50%, 07/01/18	7,392,188
9,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20(i)	8,797,797
900,000	(j)	Celanese US Holdings LLC, 3.25%, 10/15/19	1,150,052
1,475,000	(j)	Cemex Finance LLC, 5.25%, 04/01/21(f)	1,901,998
2,500,000		Chesapeake Energy Corp., 5.75%, 03/15/23	2,737,500
5,000,000		Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	4,928,125
6,000,000		Ciena Corp. Cnv., 0.88%, 06/15/17	5,808,750
750,000		Crown Media Holdings, Inc., 10.50%, 07/15/19	821,250
2,100,000		Depomed, Inc., Cnv., 2.50%, 09/01/21	2,235,188
3,500,000		Emergent Biosolutions, Inc., Cnv., 2.88%, 01/15/21(i)	3,579,485
1,000,000		Endologix, Inc., Cnv., 2.25%, 12/15/18	916,250
5,000,000		Finisar Corp., Cnv., 0.50%, 12/15/33(i)	4,565,625
5,000,000		Fluidigm Corp., Cnv., 2.75%, 02/01/34	4,621,875
4,000,000		Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	4,510,000
3,000,000		Forest City Enterprises, Inc., Cnv., 3.63%, 08/15/20	3,183,750
2,000,000		Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/20(i)	2,006,250
7,000,000		General Cable Corp., Cnv.,STEP, 4.50%, 11/15/29	4,624,375
500,000		Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/32	408,125
4,200,000		Griffon Corp., Cnv., 4.00%, 01/15/17(i)	4,635,750
Principal
Amount			Value
UNITED STATES (continued)
$17,500,000		Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	$19,053,125
10,000,000		Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	10,975,000
5,000,000		HomeAway, Inc., Cnv., 0.13%, 04/01/19(i)	4,846,875
7,000,000		Hornbeck Offshore Services, Inc., Cnv., 1.50%, 09/01/19	6,676,250
11,000,000		Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	11,770,000
7,000,000		JDS Uniphase Corp., Cnv., 0.63%, 08/15/33	7,175,000
3,120,000		Kinder Morgan, Inc., 7.75%, 01/15/32	3,900,000
29,039,911		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30	18,204,394
8,000,000		Liberty Interactive LLC, Cnv., 1.00%, 09/30/43(i)	8,530,000
6,000,000		Live Nation Entertainment, Inc., Cnv., 2.50%, 05/15/19(i)	6,262,500
1,000,000		Meritage Homes Corp., Cnv., 1.88%, 09/15/32	992,500
8,000,000		Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,280,000
2,000,000		Molina Healthcare, Inc., Cnv., 1.63%, 08/15/44	2,123,750
1,325,000	(j)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,772,500
10,000,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	9,756,250
4,085,000		NuVasive, Inc., Cnv., 2.75%, 07/01/17	4,909,659
2,000,000		NVIDIA Corp., Cnv., 1.00%, 12/01/18(i)	2,262,500
9,000,000		Omnicare, Inc., Cnv., 3.25%, 12/15/35	9,540,000
19,500,000		Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(i)	19,500,000
5,000,000		PDL BioPharma, Inc., Cnv., 4.00%, 02/01/18	5,121,875
7,000,000		Priceline Group, Inc. (The), Cnv., 0.90%, 09/15/21(i)	6,715,625
4,000,000		Prospect Capital Corp., Cnv., 5.50%, 08/15/16	4,120,000
6,000,000		Prospect Capital Corp., Cnv., 5.75%, 03/15/18	6,142,500
3,000,000		Prospect Capital Corp., Cnv., 4.75%, 04/15/20(i)	2,910,000
7,000,000		Rovi Corp., Cnv., 2.63%, 02/15/40	6,973,750

50

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal
Amount			Value
UNITED STATES (continued)
$6,000,000		RTI International Metals, Inc., Cnv., 1.63%, 10/15/19	$5,741,250
2,500,000		Sabine Pass Liquefaction LLC, 5.75%, 05/15/24(i)	2,584,375
10,500,000		SEACOR Holdings, Inc., Cnv., 3.00%, 11/15/28(c)(i)	10,047,188
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(i)	3,600,000
2,500,000		Southern Star Central Corp., 5.13%, 07/15/22(i)	2,537,500
2,500,000		Sprint Corp., 7.88%, 09/15/23(i)	2,706,250
5,000,000		Starwood Property Trust, Inc., Cnv., 3.75%, 10/15/17	5,015,625
8,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	9,445,125
7,000,000		Starwood Property Trust, Inc., Cnv., REIT, 4.00%, 01/15/19	7,529,375
4,000,000		Stone Energy Corp., Cnv., 1.75%, 03/01/17	3,705,000
5,300,000		Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	4,061,125
1,000,000		T-Mobile USA, Inc., 6.50%, 01/15/24	1,047,500
5,000,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20	5,387,500
2,175,000	(m)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(f)	3,636,250
12,000,000		Volcano Corp., Cnv., 1.75%, 12/01/17	10,155,000
4,000,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18	3,722,500
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,084,375
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	9,253,125
2,000,000		WebMD Health Corp., Cnv., 1.50%, 12/01/20(i)	2,067,500
			406,141,617
VIRGIN ISLANDS (BRITISH) — 0.1%
2,875,000		OAS Finance Ltd., 8.00%, 07/02/21(i)	2,688,125
Total Corporate Bonds (Cost $552,999,969)			536,094,256
GOVERNMENT BONDS — 4.9%
BRAZIL — 0.4%
1,710,000	(k)	Brazil Letras do Tesouro Nacional, 11.14%, 10/01/15(h)	621,539
4,270,000	(k)	Brazil Letras do Tesouro Nacional, 11.31%, 01/01/16(h)	1,506,754
Principal
Amount			Value
BRAZIL (continued)
$510,000	(k)	Brazil Letras do Tesouro Nacional, 11.29%, 07/01/16(h)	$169,799
1,620,000	(k)	Brazil Letras do Tesouro Nacional, 11.31%, 10/01/16(h)	523,277
80,000	(k)	Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 08/15/24	82,008
9,490,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	9,904,210
1,410,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/19	1,464,048
160,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/20	163,748
840,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 08/15/22	862,668
1,292,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/23	1,347,486
2,400,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,478,411
3,900,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,555,648
			20,679,596
HUNGARY — 0.4%
61,000,000	(k)	Hungary Government Bond, 8.00%, 02/12/15	252,024
108,050,000	(k)	Hungary Government Bond, 7.75%, 08/24/15	459,949
96,000,000	(k)	Hungary Government Bond, 5.50%, 02/12/16	409,552
22,320,000	(k)	Hungary Government Bond, 5.50%, 12/22/16	97,127
127,110,000	(k)	Hungary Government Bond, 6.75%, 02/24/17	565,745
507,020,000	(k)	Hungary Government Bond, 6.75%, 11/24/17	2,313,162
105,450,000	(k)	Hungary Government Bond, 4.00%, 04/25/18	445,622
64,470,000	(k)	Hungary Government Bond, 5.50%, 12/20/18	286,814
267,350,000	(k)	Hungary Government Bond, 6.50%, 06/24/19	1,246,255
67,860,000	(k)	Hungary Government Bond, 7.50%, 11/12/20	336,479
145,810,000	(k)	Hungary Government Bond, 7.00%, 06/24/22	719,607
79,380,000	(k)	Hungary Government Bond, 6.00%, 11/24/23	374,422

51

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal
Amount			Value
HUNGARY (continued)
$64,530,000	(k)	Hungary Government Bond, 5.50%, 06/24/25	$297,605
520,000	(k)	Hungary Government International Bond, 4.38%, 07/04/17(f)	697,395
5,100,000	(k)	Hungary Government International Bond, 6.00%, 01/11/19	7,357,705
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,281,350
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,460,063
			23,600,876
INDONESIA — 0.1%
3,590,000,000	(k)	Indonesia Treasury Bond, 9.00%, 09/15/18	308,202
20,080,000,000	(k)	Indonesia Treasury Bond, 12.80%, 06/15/21	2,064,493
33,160,000,000	(k)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,483,405
			5,856,100
IRELAND — 0.5%
17,995,160	(k)	Ireland Government Bond, 5.40%, 03/13/25	29,782,588
MALAYSIA — 0.6%
10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 03/12/15(h)	3,005
10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 04/16/15(h)	2,996
2,150,000	(k)	Bank Negara Malaysia Monetary Notes, 2.98%, 05/05/15(h)	642,655
9,200,000	(k)	Bank Negara Malaysia Monetary Notes, 3.05%, 05/19/15(h)	2,747,710
130,000	(k)	Bank Negara Malaysia Monetary Notes, 3.34%, 08/11/15(h)	38,526
250,000	(k)	Bank Negara Malaysia Monetary Notes, 3.18%, 08/18/15(h)	74,040
140,000	(k)	Bank Negara Malaysia Monetary Notes, 3.34%, 09/08/15(h)	41,382
87,958,000	(k)	Malaysia Government Bond, 4.72%, 09/30/15	27,057,130
Principal Amount			Value
MALAYSIA (continued)
$4,485,000	(k)	Malaysia Government Bond, 3.20%, 10/15/15	$1,361,272
			31,968,716
MEXICO — 0.5%
10,587,000	(k)	Mexican Bonos, 6.00%, 06/18/15	799,782
91,413,000	(k)	Mexican Bonos, 8.00%, 12/17/15	7,140,176
43,680,000	(k)	Mexican Bonos, 6.25%, 06/16/16	3,379,480
36,000,000	(k)	Mexican Bonos, 7.25%, 12/15/16	2,859,498
23,900,000	(k)	Mexican Bonos, 7.75%, 12/14/17	1,947,139
1,059,200	(k)	Mexican Udibonos, 4.50%, 12/18/14	413,378
2,720,000	(k)	Mexican Udibonos, 5.00%, 06/16/16	1,134,947
2,712,000	(k)	Mexican Udibonos, 3.50%, 12/14/17	1,130,838
1,851,000	(k)	Mexican Udibonos, 4.00%, 06/13/19	789,626
1,465,000	(k)	Mexican Udibonos, 2.50%, 12/10/20	580,254
43,628,000	(k)	Mexico Cetes, 3.04%, 12/24/14(h)	322,717
730,580,000	(k)	Mexico Cetes, 3.58%, 04/01/15(h)	5,357,505
46,652,000	(k)	Mexico Cetes, 3.09%, 05/28/15(h)	340,686
			26,196,026
PHILIPPINES — 0.1%
13,720,000	(k)	Philippine Government Bond, 1.63%, 04/25/16	303,730
312,450,000	(k)	Philippine Government Bond, 9.13%, 09/04/16	7,805,777
25,320,000	(k)	Philippine Treasury Bill, 1.21%, 04/08/15(h)	560,493
4,960,000	(k)	Philippine Treasury Bill, 1.00%, 09/02/15(h)	108,896
5,260,000	(k)	Philippine Treasury Bill, 1.51%, 10/07/15(h)	115,054
			8,893,950
POLAND — 0.5%
5,019,000	(k)	Poland Government Bond, 5.50%, 04/25/15	1,516,291
7,481,000	(k)	Poland Government Bond, 2.97%, 07/25/15(h)	2,193,920
32,184,000	(k)	Poland Government Bond, 6.25%, 10/24/15	9,969,561

52

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal
Amount			Value
POLAND (continued)
$28,470,000	(k)	Poland Government Bond, 2.94%, 01/25/16(h)	$8,279,140
8,188,000	(k)	Poland Government Bond, 2.69%, 01/25/17(l)	2,434,310
8,307,000	(k)	Poland Government Bond, 2.69%, 01/25/21(l)	2,445,280
			26,838,502
PORTUGAL — 0.0%
3,020,000		Portugal Government International Bond, 5.13%, 10/15/24(i)	3,110,286
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(i)	1,593,900
3,280,000		Republic of Serbia, 7.25%, 09/28/21(i)	3,770,360
			5,364,260
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(i)	3,142,425
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(i)	1,570,632
			4,713,057
SOUTH KOREA — 0.9%
6,039,800,000	(k)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	5,654,794
3,657,400,000	(k)	Korea Monetary Stabilization Bond, 2.10%, 01/13/15(h)	3,408,709
2,226,780,000	(k)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	2,087,164
312,000,000	(k)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	292,450
2,610,000,000	(k)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,452,025
625,300,000	(k)	Korea Monetary Stabilization Bond, 2.66%, 06/09/15	588,785
5,276,320,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	4,963,492
433,000,000	(k)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	407,844
2,539,900,000	(k)	Korea Monetary Stabilization Bond, 2.13%, 10/08/15	2,377,850
6,633,880,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 04/02/16	6,267,447
5,569,100,000	(k)	Korea Monetary Stabilization Bond, 2.79%, 06/02/16	5,266,094
13,728,000,000	(k)	Korea Monetary Stabilization Bond, 2.46%, 08/02/16	12,921,748
Principal
Amount			Value
SOUTH KOREA (continued)
$1,269,900,000	(k)	Korea Monetary Stabilization Bond, 2.22%, 10/02/16	$1,190,306
1,641,520,000	(k)	Korea Treasury Bond, 3.25%, 12/10/14	1,537,726
864,500,000	(k)	Korea Treasury Bond, 2.75%, 06/10/16	817,036
			50,233,470
SRI LANKA — 0.1%
13,560,000	(k)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	103,977
264,000,000	(k)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,087,227
385,000,000	(k)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,055,395
			5,246,599
SWEDEN — 0.2%
5,740,000	(k)	Sweden Government Bond, 4.50%, 08/12/15	804,081
34,780,000	(k)	Sweden Treasury Bill, 0.14%, 11/19/14(h)	4,709,966
28,160,000	(k)	Sweden Treasury Bill, 0.14%, 12/17/14(h)	3,813,459
3,740,000	(k)	Sweden Treasury Bill, 0.14%, 03/18/15(h)	506,521
			9,834,027
UKRAINE — 0.3%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(i)	165,000
100,000	(k)	Ukraine Government International Bond, 4.95%, 10/13/15(i)	113,122
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(i)	178,000
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(i)	3,849,300
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(i)	1,177,875
9,600,000		Ukraine Government International Bond, 7.75%, 09/23/20(i)	8,448,000
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(i)	1,367,016
			15,298,313

53

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
VIETNAM — 0.1%
$1,625,000	Vietnam Government International Bond, 6.88%, 01/15/16(i)	$1,716,406
2,490,000	Vietnam Government International Bond, 6.75%, 01/29/20(i)	2,788,800
		4,505,206
Total Government Bonds (Cost $269,408,466)		272,121,572
ASSET-BACKED SECURITIES — 4.4%
CAYMAN ISLANDS — 1.4%
5,000,000	Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.20%, 07/15/26(i)(l)	4,424,586
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, 5.92%, 07/15/26(c)(i)(l)	9,792,415
3,500,000	Apidos CLO XIX, Series 2014-19A, Class E, 5.68%, 10/17/26(i)(l)	3,223,185
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, 5.43%, 07/22/26(i)(l)	4,562,316
2,500,000	Babson CLO Ltd., Series 2014-3A, Class E1, 5.33%, 01/15/26(i)(l)	2,280,250
1,250,000	Battalion CLO VII Ltd., Series 2014-7A, Class D, 5.53%, 10/17/26(i)(l)	1,100,750
2,500,000	Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.15%, 10/20/26(i)(l)	2,284,375
3,000,000	Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 07/17/23(i)(l)	2,938,493
5,000,000	JFIN CLO 2014 Ltd., Series 2014-1A, Class E, 5.23%, 04/20/25(i)(l)	4,415,888
2,500,000	Limerock CLO III LLC, Series 2014-3A, Class D, 5.38%, 10/20/26(i)(l)	2,218,750
4,000,000	Oaktree CLO Ltd., Series 2014-1A, Class D, 4.98%, 02/13/25(i)(l)	3,497,119
3,000,000	Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.49%, 08/12/26(i)(l)	2,726,415
5,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class E, 5.40%, 11/18/26(i)(l)	4,501,905
2,500,000	OZLM VII Ltd., Series 2014-7A, Class D, 5.25%, 07/17/26(i)(l)	2,204,895
2,000,000	Regatta V Funding Ltd., Series 2014-1A, Class D, 5.13%, 10/25/26(i)(l)	1,773,700
1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, 5.28%, 10/17/26(i)(l)	1,317,000
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, 5.73%, 04/20/26(c)(i)(l)	9,619,538
Principal Amount		Value
CAYMAN ISLANDS (continued)
$17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 0.99%, 04/20/26(c)(i)	$14,831,235
		77,712,815
UNITED STATES — 3.0%
5,000,000	American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class E, 6.23%, 10/17/36(i)	5,083,683
4,265,461	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.50%, 03/25/36(l)	1,286,071
4,265,461	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.50%, 03/25/36(l)	1,286,071
19,925,547	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.35%, 10/25/36(l)	14,074,291
8,717,500	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.45%, 02/25/37(l)	5,814,529
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.57%, 02/25/37(l)	2,994,893
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.29%, 12/25/36(l)	5,404,377
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.37%, 12/25/36(l)	3,731,573
2,767,565	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.31%, 09/25/46(l)	2,240,396
7,242,589	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.31%, 03/25/37(l)	6,484,268
9,017,227	Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.32%, 03/25/37(l)	7,876,665
4,430,019	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(l)	4,321,386
9,449,125	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.26%, 11/25/36(l)	5,288,543
3,440,947	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.30%, 11/25/36(l)	1,933,386
8,719,439	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.31%, 11/25/36(l)	5,008,812

54

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
UNITED STATES (continued)
$6,803,939	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.30%, 03/25/37(l)	$4,281,691
9,538,693	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.32%, 02/25/37(l)	5,516,741
10,557,895	Fremont Home Loan Trust, Series 2006-B, Class 2A3, 0.31%, 08/25/36(l)	4,539,399
8,056,201	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.30%, 01/25/37(l)	3,948,537
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.52%, 10/25/35(l)	5,401,434
928,977	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(l)	712,915
5,167,162	Lehman XS Trust, Series 2007-1, Class 2A1, 5.60%, 02/25/37(l)	4,742,271
8,750,802	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.31%, 10/25/36(l)	5,482,745
2,099,102	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.39%, 06/25/36(l)	1,542,651
13,457,060	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.30%, 09/25/36(l)	7,547,836
4,584,237	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.38%, 11/25/36(l)	2,925,926
11,198,217	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.29%, 05/25/37(l)	7,961,048
6,861,293	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	3,857,165
1,299,840	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(l)	1,122,248
2,553,386	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(l)	2,747,415
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(i)	1,993,800
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(i)	3,999,120
2,500,000	Progress Residential Trust, Series 2014-SFR1, Class F, 4.85%, 10/17/31(i)(l)	2,451,598
16,735,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A3, 0.42%, 05/25/36(l)	14,972,587
Principal Amount		Value
UNITED STATES (continued)
$2,000,000	Silver Bay Realty Trust, Series 2014-1, Class E, 3.40%, 09/17/31(i)(l)	$1,928,472
4,702,986	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.36%, 06/25/37(l)	2,769,828
5,000,000	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.61%, 10/25/27(i)	4,990,805
		168,265,176
Total Asset-Backed Securities (Cost $233,731,515)		245,977,991
NON-AGENCY MORTGAGE-BACKED SECURITIES — 13.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.4%
2,947,475	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.70%, 07/25/35(l)	2,877,579
3,675,401	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.88%, 03/25/37(l)	2,822,425
5,047,074	American Home Mortgage Assets Trust, Series 2005-1, Class 2A21, 2.53%, 11/25/35(l)	3,854,198
7,334,641	American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.81%, 02/25/47(l)	4,519,840
4,108,883	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,774,922
742,402	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.34%, 08/25/37(l)	723,610
2,364,636	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.08%, 12/25/35(l)	1,690,043
3,399,683	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	3,276,159
4,908,786	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	3,967,192
1,088,556	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.06%, 09/20/35(l)	1,062,319
1,853,624	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.76%, 02/20/36(l)	1,491,515
1,919,738	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.69%, 06/20/36(l)	1,587,462

55

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,252,476	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.32%, 02/20/47(l)	$8,740,031
3,527,726	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.38%, 07/20/36(l)	3,275,970
2,332,600	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.70%, 10/25/35(l)	2,087,833
11,129,316	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.36%, 05/25/47(l)	8,244,731
6,000,508	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.59%, 03/27/47(i)(l)	5,351,073
3,293,767	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 1.94%, 04/26/37(i)(l)	3,201,021
6,250,000	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 0.38%, 06/26/47(i)(l)	4,977,719
4,717,377	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.53%, 02/25/36(l)	3,808,037
1,573,025	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.17%, 08/25/35(l)	1,400,439
8,500,400	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37%, 02/25/36(l)	8,469,994
1,454,469	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.93%, 05/25/47(l)	1,240,083
8,399,442	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.48%, 05/25/37(l)	7,404,595
4,688,737	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 4.79%, 11/25/35(l)	3,580,826
4,574,665	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.59%, 04/25/36(l)	3,349,167
2,000,000	BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/01/21(i)(l)	2,014,179
789,484	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.72%, 05/25/35(l)	758,762
937,126	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.29%, 06/25/36(l)	858,882
7,943,327	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(i)	6,501,097
1,101,652	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	975,980
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,771,132	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	$4,166,439
2,689,151	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.45%, 08/25/35(l)	2,272,233
5,489,747	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.46%, 08/25/35(l)	4,226,622
8,643,381	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.50%, 09/25/35(l)	7,553,252
3,486,629	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.49%, 12/25/35(l)	2,905,261
255,449	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.11%, 12/25/35(l)	229,911
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.60%, 04/25/35(l)	5,361,686
4,476,269	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.60%, 05/25/35(l)	3,724,479
2,355,436	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,134,157
6,808,357	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.50%, 05/25/36(l)	4,478,497
3,930,439	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,176,797
7,898,797	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,614,587
3,848,744	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,739,636
3,045,457	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.50%, 06/25/36(l)	2,164,772
3,045,457	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 7.00%, 06/25/36(l)	713,371
3,139,439	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,788,060
1,217,394	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,133,745
3,157,750	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.55%, 03/25/36(l)	1,979,145

56

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,869,866	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	$7,057,335
1,833,200	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,512,023
3,317,906	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	2,859,192
2,403,362	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,048,508
4,553,553	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	3,864,673
2,826,890	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,397,081
6,463,909	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	5,481,117
524,677	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	482,793
1,488,557	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.55%, 05/25/36(l)	1,125,309
8,641,816	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	5,935,087
6,700,638	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.17%, 11/20/36(l)	4,460,199
13,107,211	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.34%, 08/25/46(l)	9,940,889
7,562,160	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.34%, 11/25/46(l)	6,051,437
9,302,648	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 0.96%, 11/25/46(l)	6,897,476
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.43%, 10/25/46(l)	2,056,026
7,027,005	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, 0.27%, 12/25/46(l)	6,072,752
2,643,744	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.34%, 02/20/47(l)	1,978,647
9,534,838	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.35%, 03/20/47(l)	7,533,676
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,067,443	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.31%, 02/25/47(l)	$3,558,443
3,386,588	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.36%, 05/25/36(l)	2,720,013
12,721,768	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.36%, 07/25/46(l)	9,540,970
9,844,605	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 1.95%, 06/25/46(l)	8,480,852
17,297,777	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.34%, 07/25/46(l)	13,911,460
11,131,436	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.33%, 11/25/36(l)	10,056,874
7,454,785	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.27%, 11/25/36(l)	6,602,226
4,342,414	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,642,830
4,373,871	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	3,730,024
2,250,701	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,906,828
63,674	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	53,946
7,808,289	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	6,325,979
7,770,882	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	6,835,983
8,119,911	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	7,299,662
2,124,186	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,798,483
7,330,224	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.55%, 03/25/47(l)	6,714,588
5,756,928	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 5.57%, 11/25/36	5,063,702
7,821,366	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, 0.95%, 03/25/47(l)	5,772,809

57

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,046,683	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.28%, 03/25/47(l)	$4,078,615
3,475,880	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	2,897,452
5,229,936	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.55%, 01/25/36(l)	4,706,561
1,683,282	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,641,892
5,958,204	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	5,520,944
4,790,675	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.42%, 03/20/36(l)	4,345,008
41,801	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	39,736
14,275,536	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.07%, 04/25/46(l)	8,103,051
6,267,244	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.35%, 04/25/46(l)	5,472,275
2,582,008	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.57%, 07/25/36(i)(l)	2,346,260
5,653,107	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	5,138,963
5,821,460	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.66%, 04/25/37(l)	5,303,344
806,818	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	763,082
4,834,827	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	4,919,838
2,280,564	Credit Suisse Mortgage Capital Certificates, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(i)	1,985,678
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$969,636	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.54%, 01/27/36(i)(l)	$956,688
2,677,944	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 07/25/36(i)(l)	2,708,682
3,135,304	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.61%, 05/27/36(i)(l)	3,091,457
1,462,316	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.43%, 05/27/36(i)(l)	1,454,634
2,954,275	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.68%, 08/25/46(i)(l)	2,902,631
3,554,658	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.83%, 08/28/36(i)(l)	3,420,539
8,842,496	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 13.60%, 06/26/47(i)(l)	8,970,906
4,534,306	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 16.09%, 04/27/37(i)(l)	3,650,338
4,233,109	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.29%, 08/25/37(l)	3,561,280
10,000,000	Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.15%, 07/25/24(l)	9,154,060
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3, 3.90%, 09/25/24(l)	2,315,078
1,526,948	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.94%, 11/19/35(l)	1,426,840
7,026,791	GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.37%, 06/25/37(l)	5,925,412
8,099,539	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.50%, 01/25/35(i)(l)	6,780,375
2,885,517	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.50%, 01/25/36(i)(l)	2,430,280
1,539,643	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.65%, 01/25/35(l)	1,548,326
2,448,452	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.67%, 05/25/35(l)	2,376,169

58

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$956,898	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.58%, 10/25/35(l)	$947,569
4,944,564	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.69%, 09/25/35(l)	4,968,614
851,265	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	825,900
1,720,971	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,705,477
2,618,176	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.88%, 01/25/36(l)	2,389,944
2,586,985	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	2,349,036
6,490,895	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.64%, 08/19/36(l)	5,213,623
5,323,304	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.42%, 10/25/35(l)	4,843,275
2,526,425	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.29%, 04/25/37(l)	1,866,462
3,157,462	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.33%, 12/25/36(l)	2,728,404
1,915,865	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 6.13%, 04/25/47(l)	1,504,584
70,858,381	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.00%, 07/25/47	6,766,975
41,758	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.72%, 11/25/37(l)	39,637
4,944,181	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.65%, 06/25/36(l)	3,601,806
5,339,254	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.54%, 04/25/36(l)	4,173,022
6,439,352	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 2.95%, 01/25/37(l)	5,265,625
13,714,170	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.36%, 11/25/36(l)	11,990,368
1,613,131	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.21%, 03/25/37(l)	1,570,010
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,557,568	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.30%, 03/25/37(l)	$6,032,005
6,657,751	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 0.99%, 10/25/37(l)	5,250,176
842,807	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	812,662
9,807,124	Lehman XS Trust, Series 2006-12N, Class A31A, 0.35%, 08/25/46(l)	7,515,993
6,603,799	Lehman XS Trust, Series 2007-20N, Class A1, 1.30%, 12/25/37(l)	4,782,993
4,971,188	LSTAR Securities Investment Trust, Series 2014-1, 3.25%, 09/01/21(i)(l)	4,949,439
1,674,314	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.24%, 07/25/35(l)	1,448,516
4,720,001	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 2.70%, 05/25/36(l)	3,832,886
2,037,519	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,831,216
13,748,611	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.38%, 05/26/37(i)(l)	8,535,407
12,619,929	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(l)	6,941,352
7,262,071	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(i)	7,296,580
3,123,558	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(i)	3,143,496
2,243,543	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,859,908
1,833,439	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.48%, 04/25/37(l)	1,174,285
2,766,177	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.05%, 11/25/35(l)	2,545,691
403,435	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	366,862
8,534,891	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.52%, 08/25/36(l)	7,541,037

59

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,840,865	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.45%, 05/25/35(l)	$4,253,160
6,481,401	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.15%, 08/25/35(l)	5,972,566
4,911,854	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.52%, 10/25/36(l)	3,686,877
8,603,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.63%, 10/25/36(l)	6,283,279
1,020,884	Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.43%, 02/25/36(l)	819,169
8,139,592	Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.38%, 02/25/36(l)	6,633,645
4,403,599	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, 0.33%, 09/25/47(l)	3,617,010
5,564,088	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.37%, 05/25/46(l)	3,080,769
7,305,764	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.50%, 06/25/35(i)(l)	5,898,630
843,437	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.66%, 02/25/37(l)	728,653
3,579,882	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.74%, 04/25/37(l)	3,019,390
1,232,891	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.79%, 04/25/37(l)	953,603
244,915	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.36%, 12/25/35(l)	232,490
9,354,484	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR17, Class A1A1, 0.42%, 12/25/45(l)	8,637,715
4,226,078	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A, 0.86%, 01/25/47(l)	3,440,687
9,788,883	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 1.92%, 01/25/47(l)	9,341,893
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,599,751	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.11%, 02/25/46(l)	$6,212,438
2,746,014	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.12%, 07/25/37(l)	2,354,449
5,781,926	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.88%, 05/25/47(l)	4,940,789
2,721,796	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,373,564
5,951,465	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,279,513
2,758,417	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.07%, 08/25/46(l)	1,870,138
774,705	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.62%, 07/25/36(l)	768,431
1,495,435	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.60%, 04/25/36(l)	1,457,776
		695,424,088
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(i)(l)	947,642
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.30%, 08/15/27(i)(l)	1,999,997
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, 2.59%, 08/15/27(i)(l)	4,218,834
3,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.05%, 07/15/31(i)(l)	2,991,519
1,000,000	GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.10%, 07/31/31(i)(l)	987,395
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.07%, 02/12/51(l)	5,671,687
1,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.17%, 02/12/51(i)(l)	1,045,213

60

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 6.38%, 10/15/19(i)(l)	$3,000,572
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.85%, 06/15/38(l)	5,243,325
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(l)	4,126,080
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.94%, 02/15/51(l)	3,503,712
		33,735,976
Total Non-Agency Mortgage-Backed Securities (Cost $661,348,684)		729,160,064
U.S. GOVERNMENT AGENCIES — 36.2%
Federal Farm Credit Bank — 0.0%
500,000	0.05%, 01/08/15(o)	499,972
500,000	0.07%, 01/15/15(o)	499,970
		999,942
Federal Home Loan Bank — 36.2%
17,500,000	0.01%, 11/03/14(o)	17,500,000
76,300,000	0.01%, 11/04/14(o)	76,299,940
15,000,000	0.01%, 11/04/14(o)	14,999,988
53,720,000	0.01%, 11/05/14(o)	53,719,764
254,000,000	0.01%, 11/06/14(o)	253,998,980
3,000,000	0.01%, 11/06/14(o)	2,999,996
180,460,000	0.04%, 11/07/14(o)	180,458,612
10,720,000	0.06%, 11/07/14(o)	10,719,893
53,000,000	0.01%, 11/10/14(o)	52,999,868
3,000,000	0.01%, 11/10/14(o)	2,999,993
101,630,000	0.05%, 11/12/14(o)	101,628,958
2,000,000	0.05%, 11/12/14(o)	1,999,969
75,000,000	0.01%, 11/13/14(o)	74,999,750
201,140,000	0.01%, 11/14/14(o)	201,137,419
8,000,000	0.06%, 11/14/14(o)	7,999,805
1,000,000	0.01%, 11/14/14(o)	999,996
750,000	0.05%, 11/15/14(o)	749,992
260,700,000	0.02%, 11/17/14(o)	260,693,604
40,000,000	0.02%, 11/19/14(o)	39,999,023
3,000,000	0.03%, 11/19/14(o)	2,999,970
10,455,000	0.02%, 11/21/14(o)	10,454,704
107,200,000	0.02%, 11/25/14(o)	107,198,928
2,300,000	0.02%, 11/28/14(o)	2,299,966
78,000,000	0.02%, 12/01/14(o)	77,999,025
275,000	0.07%, 12/03/14(o)	274,983
Principal Amount		Value
Federal Home Loan Bank (continued)
$8,210,000	0.03%, 12/05/14(o)	$8,209,663
78,000,000	0.01%, 12/09/14(o)	77,998,353
17,000,000	0.01%, 12/09/14(o)	16,999,820
150,000	0.05%, 12/15/14(o)	149,991
550,000	0.05%, 12/17/14(o)	549,964
33,800,000	0.03%, 12/18/14(o)	33,798,897
200,000,000	0.02%, 12/19/14(o)	199,994,667
45,000,000	0.04%, 01/05/15(o)	44,997,660
8,000,000	0.04%, 01/05/15(o)	7,999,584
47,000,000	0.04%, 01/06/15(o)	46,997,509
2,510,000	0.05%, 01/07/15(o)	2,509,864
7,000,000	0.03%, 01/08/15(o)	6,999,615
500,000	0.05%, 01/09/15(o)	499,972
15,700,000	0.04%, 01/12/15(o)	15,699,089
500,000	0.06%, 01/16/15(o)	499,969
4,355,000	0.06%, 01/23/15(o)	4,354,704
165,000	0.05%, 01/26/15(o)	164,988
		2,026,557,435
Total U.S. Government Agencies (Cost $2,027,554,445)		2,027,557,377
U.S. GOVERNMENT SECURITIES — 3.0%
U.S. Treasury Bills — 3.0%
70,930,000	0.01%, 11/06/14(o)	70,929,803
85,790,000	0.02%, 11/13/14(o)	85,789,428
10,530,000	0.02%, 11/13/14(o)	10,529,930
Total U.S. Government Securities (Cost $167,249,161)		167,249,161

Shares
CASH SWEEP — 1.4%
UNITED STATES — 1.4%
79,645,860	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	79,645,860
Total Cash Sweep (Cost $79,645,860)		79,645,860
TOTAL INVESTMENTS — 98.1% (Cost $5,354,044,866)(a)		5,490,769,500
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		107,782,538
NET ASSETS — 100.0%		$5,598,552,038

61

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts		Value
CALL OPTIONS WRITTEN — (0.3)%
(568)	American International Group, Inc., Strike $35.00, Expires 01/17/15	$(1,062,160)
(1,000)	American International Group, Inc., Strike $45.00, Expires 01/17/15	(885,000)
(1,000)	American International Group, Inc., Strike $50.00, Expires 11/22/14	(385,000)
(7)	Apple, Inc., Strike $60.71, Expires 01/17/15	(33,810)
(77)	Apple, Inc., Strike $64.29, Expires 01/17/15	(338,030)
(1,500)	Blucora, Inc., Strike $15.00, Expires 01/17/15	(382,500)
(6)	Cisco Systems, Inc., Strike $ 17.00, Expires 01/17/15	(4,560)
(1,000)	Citigroup, Inc., Strike $50.00, Expires 01/17/15	(440,000)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 01/17/15	(115,000)
(2,750)	Coca-Cola Co. (The), Strike $ 42.50, Expires 01/17/15	(220,000)
(2,038)	Depomed, Inc., Strike $9.00, Expires 12/20/14	(1,406,220)
(1,990)	Inteliquent, Inc., Strike $10.00, Expires 03/20/15	(1,432,800)
(2,500)	iShares MSCI Germany ETF, Strike $32.00, Expires 01/15/16	(100,000)
(110)	iShares MSCI Germany Index Fund, Strike $28.00, Expires 01/17/15	(5,500)
(1,000)	Kellogg Co., Strike $62.50, Expires 03/20/15	(310,000)
(1,250)	Medtronic, Inc., Strike $67.50, Expires 01/17/15	(332,500)
(70)	NXP Semiconductor NV, Strike $ 55.00, Expires 01/17/15	(104,300)
(1,180)	NXP Semiconductor NV, Strike $ 65.00, Expires 01/17/15	(849,600)
(1,250)	Oracle Corp., Strike $41.00, Expires 01/17/15	(70,000)
(1,300)	PepsiCo, Inc., Strike $85.00, Expires 01/17/15	(1,488,500)
(1,000)	PetSmart, Inc., Strike $60.00, Expires 01/17/15	(1,360,000)
(50)	Priceline Group, Inc. (The), Strike $1,110.00, Expires 01/17/15	(594,500)
(30)	Priceline Group, Inc. (The), Strike $1,165.00, Expires 01/17/15	(240,600)
(1,250)	Valero Energy Corp., Strike $ 47.50, Expires 03/20/15	(612,500)
(1,250)	Vanguard FTSE Europe ETF, Strike $60.00, Expires 03/20/15	(31,250)
Contracts		Value
(600)	Walgreen Co., Strike $57.50, Expires 01/15/16	$(564,000)
(750)	WisdomTree Europe SmallCap Dividend Fund, Strike $62.00, Expires 11/22/14	(11,250)
(1,000)	WisdomTree Europe SmallCap Dividend Fund, Strike $63.00, Expires 11/22/14	(30,000)
(3,627)	WisdomTree Europe SmallCap Dividend Fund, Strike $64.00, Expires 11/22/14	(54,405)
(750)	WisdomTree Europe SmallCap Dividend Fund, Strike $65.00, Expires 11/22/14	(22,500)
(2,500)	WisdomTree Japan Hedged Equity Fund, Strike $48.00, Expires 11/22/14	(1,512,500)
(1,350)	WisdomTree Japan Hedged Equity Fund, Strike $50.00, Expires 11/22/14	(567,000)
(2,500)	WisdomTree Japan Hedged Equity Fund, Strike $51.00, Expires 11/22/14	(825,000)
(750)	WisdomTree Japan Hedged Equity Fund, Strike $54.38, Expires 01/17/15	(129,000)
Total Call Options Written (Premiums received $(9,945,609))		(16,519,985)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 2.0%
121,330	American International Group, Inc., One purchased call strike 43.27, One written call strike 53.573, One written put strike 43.27 with a barrier level strike of 28.847, Expires 01/16/15, Broker Goldman Sachs International	1,011,691
13,800,000	DAXK Index, One purchased call strike 4,570.3176, One written call strike 31.2287 on iShares MSCI Germany ETF, One written put strike 27.8828 with a barrier level strike of 22.306 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker JPMorgan Chase Bank N.A.(q)	833,858

62

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
2,299	DAXK Index, One purchased call strike 4,351.00, One written call strike 5,090.67, One written put strike 4,351.00 with a barrier level strike of 3,263.25 Expires 11/21/14, Broker Goldman Sachs International	$1,037,147
5,000,000	DAXK Index, One purchased call strike 4,371.42, One written call strike 5,027.13, One written put strike 4,371.42 with a barrier level strike of 3,059.99, Expires 02/20/15, Broker Citibank N.A.	455,830
10,000,000	DAXK Index, One purchased call strike 4,394.80, One written call strike 5,054.02, One written put strike 4,394.80 with a barrier level strike of 3,296.10, Expires 12/19/14, Broker JPMorgan Chase Bank N.A.	911,953
2,000,000	DAXK Index, One purchased call strike 4,444.72, One written call strike 26.5862 on iShares MSCI Germany ETF, One written put strike 26.5862 with a barrier level strike of 21.269 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(q)	1,704,894
19,500,000	DAXK Index, One purchased call strike 4,465.18, One written call strike 30.0574 on iShares MSCI Germany ETF, One written put strike 26.837 with a barrier level strike of 21.47 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(q)	1,618,179
3,295	DAXK Index, One purchased call strike 4,553.00, One written call strike 5,190.42, One written put strike 4,553.00 with a barrier level strike of 3,505.81, Expires 12/18/15, Broker Goldman Sachs International	250,652
Contracts/ Notional Amount ($)		Value
3,274	DAXK Index, One purchased call strike 4,582.2208, One written call strike 5,223.7317, One written put strike 4,582.2208 with a barrier level strike of 3,299.199 Expires 01/16/15, Broker Goldman Sachs International	$875,757
29,600,000	DAXK Index, One purchased call strike 4,619.50, One written call strike 31.5401 on iShares MSCI Germany ETF, One written put strike 28.1608 with a barrier level strike of 22.529 on iShares MSCI Germany ETF ($20,000,000 notional amount), Expires 02/20/15, Broker JPMorgan Chase Bank N.A.(q)	1,510,266
1,607	DAXK Index, One purchased call strike 4,666.16, One written put strike 4,666.16 with a barrier level strike of 4,003.565, Expires 09/18/15, Broker JPMorgan Chase Bank N.A.	174,750
2,107	DAXK Index, One purchased call strike 4,746.018, One written put strike 4,746.018 with a barrier level strike of 4,098.187, Expires 10/16/15, Broker JPMorgan Chase Bank N.A.	69,974
4,986	DAXK Index, One purchased call strike 4,753.3908, One written call strike 4,991.0603, One written put strike 4,753.3908 with a barrier level strike of 4,373.12 (1,578 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(r)	64,503
3,182	DAXK Index, One purchased call strike 4,879.00, One written call strike 5,318.11, One written put strike 4,879.00 with a barrier level strike of 4,439.89 (1,537 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	113,970

63

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
4,347	DAXK Index, One purchased call strike 4,882.4585, One written call strike 5,273.0552, One written put strike 4,882.4585 with a barrier level strike of 4,394.213 (1,536 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	$95,150
7,378	DAXK Index, One purchased call strike 4,947.294, One written call strike 5,145.1858, One written put strike 4,947.294 with a barrier level strike of 4,551.5105 (2,021 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	(239,974)
4,014	DAXK Index, One purchased call strike 4,982.70, One written call strike 5,630.451, One written put strike 4,982.70 with a barrier level strike of 3,737.025, Expires 05/15/15, Broker Goldman Sachs International	(292,858)
2,770	DAXK Index, One purchased call strike 6,552.855, One written call strike 7,077.0834, One written put strike 6,552.855 with a barrier level strike of 5,897.57 (1,145 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank N.A.(r)	(384,671)
42,600,000	EUR/USD foreign exchange rate, One purchased call strike 1.25, One written call strike 1.17, One written put strike 1.25 with a barrier level strike of 1.29 ($25,000,000 notional amount), Expires 10/05/15, Broker Bank of America N.A.(q)	12,420
49,750,000	EUR/USD foreign exchange rate, One purchased call strike 1.27, One written call strike 1.19, One written put strike 1.269 with a barrier level strike of 1.31 ($30,000,000 notional amount), Expires 09/28/15, Broker Bank of America N.A.(q)	457,804
Contracts/ Notional Amount ($)		Value
29,600,000	EUR/USD foreign exchange rate, One purchased call strike 1.27, One written call strike 1.20, One written put strike 1.27 with a barrier level strike of 1.31 ($20,000,000 notional amount), Expires 10/05/15, Broker Bank of America N.A.(q)	$173,674
50,000,000	EUR/USD foreign exchange rate, One purchased put strike 1.2925, Expires 03/19/15, Broker Bank of America N.A.	1,817,182
50,000,000	EUR/USD foreign exchange rate, One written put strike 1.25, Expires 03/19/15, Broker Bank of America N.A.	(857,849)
17,200,000	EUR/USD foreign exchange rate, One purchased put strike 1.37, One written put strike 1.28, One written call strike 1.375 with a barrier level strike of 1.42 ($10,000,000 notional amount), Expires 12/15/14, Broker Goldman Sachs International(q)	1,056,051
17,300,000	EUR/USD foreign exchange rate, One purchased put strike 1.375, One written put strike 1.29, One written call strike 1.3805 with a barrier level strike of 1.425 ($10,000,000 notional amount), Expires 12/02/14, Broker Goldman Sachs International(q)	1,025,858
16,500,000	EUR/USD foreign exchange rate, One purchased put strike 1.38, One written put strike 1.30, One written call strike 1.38 with a barrier level strike of 1.44 ($10,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	791,138
28,000,000	EUR/USD foreign exchange rate, One purchased put strike 1.385, One written put strike 1.29, One written call strike 1.39 with a barrier level strike of 1.44 ($20,000,000 notional amount), Expires 06/05/15, Broker Goldman Sachs International(q)	1,568,419

64

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
42,250,000	EUR/USD foreign exchange rate, One purchased put strike 1.39, One written put strike 1.30, One written call strike 1.39 with a barrier level strike of 1.44 ($30,000,000 notional amount), Expires 04/17/15, Broker Goldman Sachs International(q)	$2,369,920
42,500,000	EUR/USD foreign exchange rate, One purchased put strike 1.25, One written put strike 1.17, One written call strike 1.25 with a barrier level strike of 1.28 ($25,000,000 notional amount), Expires 11/02/15, Broker JPMorgan Chase Bank N.A.(q)	15,788
43,100,000	EUR/USD foreign exchange rate, One purchased put strike 1.26, One written put strike 1.20, One written call strike 1.26 with a barrier level strike of 1.30 ($20,000,000 notional amount), Expires 10/01/15, Broker JPMorgan Chase Bank N.A.(q)	61,130
25,100,000	EUR/USD foreign exchange rate, One purchased put strike 1.27, One written put strike 1.20, One written call strike 1.27 with a barrier level strike of 1.31 ($15,000,000 notional amount), Expires 11/09/15, Broker JPMorgan Chase Bank N.A.(q)	65,051
16,900,000	EUR/USD foreign exchange rate, One purchased put strike 1.28, One written put strike 1.21, One written call strike 1.28 with a barrier level strike of 1.33 ($10,000,000 notional amount), Expires 11/16/15, Broker Goldman Sachs International(q)	182,653
61,750,000	EUR/USD foreign exchange rate, One purchased put strike 1.355, One written put strike 1.28, One written call strike 1.355 with a barrier level strike of 1.39 ($35,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	2,459,751
Contracts/ Notional Amount ($)		Value
23,700,000	EUR/USD foreign exchange rate, One purchased put strike 1.365, One written put strike 1.29, One written call strike 1.365 with a barrier level strike of 1.40 ($15,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	$988,940
39,300,000	EUR/USD foreign exchange rate, One purchased put strike 1.39, One written put strike 1.29, One written call strike 1.395 with a barrier level strike of 1.445 ($30,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	2,333,054
10,000,000	Euro STOXX 50 Index, One purchased call strike 2,595.70, Expires 01/19/18, One written put strike 2,595.70 with a barrier level strike of 1,491.2297, Expires 01/16/15, Broker Citibank N.A.	1,817,390
3,839	Euro STOXX 50 Index, One purchased call strike 2,605.00, Expires 01/19/18, One written put strike 2,605.00 with a barrier level strike of 1,439.2630, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	2,003,600
3,764	Euro STOXX 50 Index, One purchased call strike 2,657.00, Expires 01/19/18, One written put strike 2,657.00 with a barrier level strike of 1,554.3450, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	1,851,400
5,516	Euro STOXX 50 Index, One purchased call strike 2,719.48, Expires 02/16/18, One written put strike 2,719.48 with a barrier level strike of 1,706.4740, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	2,522,900
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, One written put strike 2,725.10 with a barrier level strike of 2,125.58, Expires 12/16/16, Broker Goldman Sachs International	1,812,874

65

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
10,000,000	Euro STOXX 50 Index, One purchased call strike 2,730.95, Expires 05/18/18, One written put strike 2,730.95 with a barrier level strike of 1,768.29, Expires 05/15/15, Broker JPMorgan Chase Bank N.A.	$1,565,634
7,875,000	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, One written put strike 2,797.2047 with a barrier level strike of 2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(q)	848,211
2,697	Euro STOXX 50 Index, One purchased call strike 2,799.80, One written call strike 3,275.77, One written put strike 2,799.80 with a barrier level strike of 1,959.86, Expires 12/19/14, Broker UBS AG	813,144
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, One written put strike 2,810.00 with a barrier level strike of 1,968.00, Expires 06/19/15, Broker Goldman Sachs International	1,957,348
3,326	Euro STOXX 50 Index, One purchased call strike 2,976.76, One written put strike 3,006.83 with a barrier level strike of 2,540.77 (100,006 contracts), Expires 09/18/15, Broker BNP Paribas SA(r)	97,513
5,301	Euro STOXX 50 Index, One purchased call strike 2,999.56, One written call strike 3,149.538, One written put strike 2,999.56 with a barrier level strike of 2,699.604 (3,334 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	339,435
3,285	Euro STOXX 50 Index, One purchased call strike 3,044.06, One written call strike 3,226.70, One written put strike 3,044.06 with a barrier level strike of 2,770.09, Expires 09/18/15, Broker BNP Paribas SA	257,980
Contracts/ Notional Amount ($)		Value
7,703	Euro STOXX 50 Index, One purchased call strike 3,115.70, One written call strike 3,364.956, One written put strike 3,115.70 with a barrier level strike of 2,804.13 (3,210 contracts), Expires 02/20/15, Broker JPMorgan Chase Bank N.A.(r)	$404,988
7,236	Euro STOXX 50 Index, One purchased call strike 3,171.437, One written call strike 3,361.7232, One written put strike 3,171.437 with a barrier level strike of 2,917.722 (2,365 contracts), Expires 09/18/15, Broker JPMorgan Chase Bank N.A.(r)	(105,976)
12,142	Euro STOXX 50 Index, One purchased call strike 3,197.60, One written call strike 3,421.432, One written put strike 3,197.60 with a barrier level strike of 2,941.792 (4,691 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	(361,289)
7,266	Euro STOXX 50 Index, One purchased call strike 3,275.6719, One written call strike 3,537.7257, One written put strike 3,275.6719 with a barrier level strike of 3,013.618 (3,053 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(480,172)
3,323	Euro STOXX 50 Index, One purchased put strike 2,979.009, One written put strike 2,798.463, One written call strike 3,009.10 with a barrier level strike of 3,264.8735, Expires 01/16/15, Broker Goldman Sachs International	(309,693)
13,176	Euro STOXX 50 Index, One purchased put strike 3,005.39, One written put strike 2,823.25, One written call strike 3,035.75 with a barrier level strike of 3,308.97, Expires 12/30/14, Broker Credit Suisse International	(576,003)

66

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
65,911	Euro STOXX Banks Index, One purchased call strike 151.72, One written call strike 169.93, One written put strike 151.72 with a barrier level strike of 109.24, Expires 02/20/15, Broker Credit Suisse International	$(126,335)
166,655	Euro STOXX Banks Index, One purchased call strike 139.21, One written call strike 146.17, One written put strike 139.21 with a barrier level strike of 126.68 (35,917 contracts), Expires 09/18/15, Broker Citibank N.A.(r)	(41,295)
113,137	Euro STOXX Banks Index, One purchased call strike 141.117, One written call strike 159.462, One written put strike 141.117 with a barrier level strike of 104.427, Expires 11/20/15, Broker Bank of America N.A.	(807,550)
323,014	Euro STOXX Banks Index, One purchased call strike 141.48, One written call strike 145.017, One written put strike 141.48 with a barrier level strike of 131.576 (35,341 contracts), Expires 08/21/15, Broker JPMorgan Chase Bank N.A.(r)	29,351
138,075	Euro STOXX Banks Index, One purchased call strike 141.59, One written call strike 150.09, One written put strike 141.59 with a barrier level strike of 127.43 (35,313 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	307,723
83,205	Euro STOXX Banks Index, One purchased call strike 142.40, One written call strike 162.336, One written put strike 142.40 with a barrier level strike of 105.376, Expires 11/20/15, Broker Bank of America N.A.	(650,994)
350,386	Euro STOXX Banks Index, One purchased call strike 143.4131, One written call strike 147.7155, One written put strike 143.4131 with a barrier level strike of 129.0718 (52,296 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	20,389
Contracts/ Notional Amount ($)		Value
370,271	Euro STOXX Banks Index, One purchased call strike 146.3791, One written call strike 150.7705, One written put strike 146.3791 with a barrier level strike of 133.205 (51,237 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	$(216,440)
34,025	Euro STOXX Banks Index, One purchased call strike 146.95, One written call strike 158.71, One written put strike 146.95 with a barrier level strike of 133.72, Expires 04/17/15, Broker BNP Paribas SA	14,827
428,179	Euro STOXX Banks Index, One purchased call strike 148.3023, One written call strike 152.0099, One written put strike 148.3023 with a barrier level strike of 133.4721 (50,572 contracts), Expires 08/21/15, Broker Goldman Sachs International(r)	(318,630)
214,286	Euro STOXX Banks Index, One purchased call strike 149.45, One written call strike 156.92, One written put strike 149.45 with a barrier level strike of 134.51 (50,184 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(338,340)
64,995	Euro STOXX Banks Index, One purchased call strike 153.858, One written call strike 172.321, One written put strike 153.858 with a barrier level strike of 112.3163, Expires 03/20/15, Broker Goldman Sachs International	(382,780)
130,109	Euro STOXX Banks Index, One purchased call strike 153.91, One written call strike 167.76, One written put strike 153.91 with a barrier level strike of 138.52 (48,730 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(554,785)
173,114	Euro STOXX Banks Index, One purchased call strike 155.10, One written call strike 165.96, One written put strike 155.10 with a barrier level strike of 139.59 (48,356 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	(436,193)

67

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
87,992	Euro STOXX Banks Index, One purchased call strike 157.40, One written call strike 171.566, One written put strike 157.40 with a barrier level strike of 143.234 (31,766 contracts), Expires 08/15/15, Broker Citibank N.A.(r)	$(612,063)
157,737	Euro STOXX Banks Index, One purchased call strike 159.76, One written call strike 175.74, One written put strike 159.76 with a barrier level strike of 146.98 (62,594 contracts), Expires 07/17/15, Broker Credit Suisse International(r)	(1,136,958)
220,556	Euro STOXX Banks Index, One purchased put strike 134.66, One written put strike 126.50, One written call strike 136.02 with a barrier level strike of 159.82, Expires 01/16/15, Broker Credit Suisse International	(705,878)
2,860	FTSE 100 Index, One purchased call strike 6,609.07, One written call strike 7,005.61, One written put strike 6,609.07 with a barrier level strike of 6,014.25 (1,135 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	119,885
2,402	FTSE 100 Index, One purchased call strike 6,776.15, One written call strike 7,250.4805, One written put strike 6,776.15 with a barrier level strike of 6,098.535 (1,107 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	(86,767)
2,869	FTSE 100 Index, One purchased call strike 6,797.00, One written call strike 7,408.73, One written put strike 6,797.00 with a barrier level strike of 6,253.24 (1,471 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	(196,076)
1,044	FTSE MIB Borsa Italiana Index, One purchased call strike 19,159.00, One written call strike 20,116.95, One written put strike 19,159.00 with a barrier level strike of 17,434.69 (261 contracts), Expires 08/21/15, Broker Barclays Plc(r)	137,789
Contracts/ Notional Amount ($)		Value
1,487	FTSE MIB Borsa Italiana Index, One purchased call strike 20,534.67, One written call strike 21,561.4035, One written put strike 20,534.67 with a barrier level strike of 18,891.8964 (365 contracts), Expires 09/18/15, Broker Goldman Sachs International(r)	$(242,935)
1,672	FTSE MIB Borsa Italiana Index, One purchased call strike 20,942.77, One written call strike 21,780.48, One written put strike 20,942.77 with a barrier level strike of 19,267.35 (358 contracts), Expires 08/21/15, Broker Barclays Plc(r)	(388,877)
13,900,000	GBP/USD foreign exchange rate, One purchased put strike 1.60, One written put strike 1.50, One written call strike 1.60 with a barrier level strike of 1.66 ($10,000,000 notional amount), Expires 10/23/15, Broker JPMorgan Chase Bank N.A.(q)	8,994
2,211	IBEX 35 Index, One purchased call strike 10,093.07, One written call strike 10,799.5849, One written put strike 10,093.07 with a barrier level strike of 9,083.763 (743 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(r)	657,995
1,898	IBEX 35 Index, One purchased call strike 10,154.11, One written call strike 11,169.521, One written put strike 10,154.11 with a barrier level strike of 9,341.7812 (739 contracts), Expires 05/15/15, Broker Goldman Sachs Group, Inc.(r)	493,011
1,314	IBEX 35 Index, One purchased call strike 10,160.133, One written call strike 10,871.3423, One written put strike 10,160.133 with a barrier level strike of 9,144.1197 (492 contracts), Expires 11/21/14, Broker Goldman Sachs International(r)	450,260

68

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
2,212	IBEX 35 Index, One purchased call strike 10,169.84, One written call strike 10,881.73, One written put strike 10,169.84 with a barrier level strike of 9,152.86 (737 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	$384,626
2,291	IBEX 35 Index, One purchased call strike 10,214.73, One written call strike 11,236.203, One written put strike 10,214.73 with a barrier level strike of 9,193.257 (979 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	657,255
1,305	IBEX 35 Index, One purchased call strike 10,345.30, One written call strike 11,276.38, One written put strike 10,345.30 with a barrier level strike of 9,310.77 (483 contracts), Expires 05/15/15, Broker Credit Suisse International(r)	223,434
1,586	IBEX 35 Index, One purchased call strike 10,464.00, One written call strike 11,196.48, One written put strike 10,464.00 with a barrier level strike of 9,417.60 (478 contracts), Expires 05/15/15, Broker Credit Suisse International(r)	175,268
474	IBEX 35 Index, One purchased call strike 10,542.37, One written call strike 10,805.9293, One written put strike 10,542.37 with a barrier level strike of 9,698.9804, Expires 08/21/15, Broker BNP Paribas SA	(62,984)
2,036	IBEX 35 Index, One purchased call strike 10,607.50, One written call strike 11,350.03, One written put strike 10,607.50 with a barrier level strike of 9,546.75 (707 contracts), Expires 04/17/15, Broker Citibank N.A.(r)	(20,842)
2,170	IBEX 35 Index, One purchased call strike 11,061.80, One written call strike 12,057.36, One written put strike 11,061.80 with a barrier level strike of 10,176.86 (904 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	(446,087)
Contracts/ Notional Amount ($)		Value
2,555	IBEX 35 Index, One purchased call strike 11,194.81, One written call strike 12,090.3948, One written put strike 11,194.81 with a barrier level strike of 10,299.225 (893 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	$(580,093)
1,440	IBEX 35 Index, One purchased put strike 10,311.02, One written put strike 9,686.11, One written call strike 10,415.17 with a barrier level strike of 11,352.54, Expires 12/30/14, Broker Credit Suisse International	(73,746)
151,791	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 32.94, One written call strike 37.5516, One written put strike 32.94 with a barrier level strike of 23.387, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	546,093
143,308	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 34.89, One written call strike 39.08, One written put strike 34.89 with a barrier level strike of 25.47, Expires 02/20/15, Broker UBS AG	407,988
709,402	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 35.10, One written call strike 36.855, One written put strike 35.10 with a barrier level strike of 31.59 (142,450 contracts}, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(r)	1,041,734
423,486	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 36.601, One written call strike 39.1631, One written put strike 36.601 with a barrier level strike of 32.9409 (136,608 contracts), Expires 11/21/14, Broker Citibank N.A.(r)	916,469
5,000,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 38.3163, One written call strike 44.8301, One written put strike 38.3163 with a barrier level strike of 30.653, Expires 01/16/15, Broker Citibank N.A.	220,028

69

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
7,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike 38.5495, One written call strike 43.9464, One written put strike 38.5495 with a barrier level strike of 26.2137, Expires 02/20/15, Broker Citibank N.A.	$301,628
164,799	iShares MSCI EAFE Index Fund, One purchased call strike 60.68, One written call strike 69.18, One written put strike 60.68 with a barrier level strike of 43.69, Expires 11/21/14, Broker UBS AG	559,870
160,735	iShares MSCI EAFE Index Fund, One purchased call strike 62.2142, One written put strike 62.2142 with a barrier level strike of 56.6149, Expires 01/02/15, Broker Goldman Sachs International	230,226
319,621	iShares MSCI EAFE Index Fund, One purchased call strike 62.5741, One written put strike 62.5741 with a barrier level strike of 57.2553, Expires 01/02/15, Broker Goldman Sachs International	342,596
160,351	iShares MSCI EAFE Index Fund, One purchased call strike 62.99, One written put strike 59.25, Expires 01/16/15, Broker Bank of America N.A.	183,698
398,481	iShares MSCI EAFE Index Fund, One purchased call strike 64.8714, One written call strike 68.7637, One written put strike 64.8714 with a barrier level strike of 58.3843 (154,151 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	128,034
406,784	iShares MSCI EAFE Index Fund, One purchased call strike 66.8659, One written call strike 70.2092, One written put strike 66.8659 with a barrier level strike of 60.1793 (149,533 contracts), Expires 01/16/15, Broker Citibank N.A.(r)	(189,137)
Contracts/ Notional Amount ($)		Value
327,627	iShares MSCI EAFE Index Fund, One purchased call strike 67.76, One written call strike 72.5032, One written put strike 67.76 with a barrier level strike of 60.984 (147,580 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	$(338,400)
273,748	iShares MSCI Emerging Markets Index Fund, One purchased call strike 38.7217, One written call strike 42.5939, One written put strike 38.7217 with a barrier level strike of 35.2367 (129,127 contracts), Expires 02/20/15, Broker Goldman Sachs International(r)	613,813
126,936	iShares MSCI Emerging Markets Index Fund, One purchased call strike 39.39, One written call strike 42.15, One written put strike 39.39 with a barrier level strike of 29.54, Expires 11/21/14, Broker BNP Paribas SA	476,885
126,936	iShares MSCI Emerging Markets Index Fund, One purchased call strike 39.39, One written call strike 42.15, One written put strike 39.39 with a barrier level strike of 29.54, Expires 11/21/14, Broker Credit Suisse International	273,519
279,761	iShares MSCI Emerging Markets Index Fund, One purchased call strike 41.50, Expires 11/07/14, Broker Bank of America N.A.	223,768
11,600,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike 36.7112, One written call strike 39.6481, One written put strike 36.7112 with a barrier level strike of 23.8623 ($5,000,000 notional amount), Expires 12/23/14, Broker Citibank N.A.(q)	1,146,238
233,504	iShares MSCI Emerging Markets Index Fund, One purchased call strike 42.8259, One written call strike 49.678, One written put strike 42.8259 with a barrier level strike of 29.122, Expires 12/19/14, Broker JPMorgan Chase Bank N.A.	85,160

70

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
476,070	iShares MSCI EMU ETF Index Fund, One purchased call strike 40.28, One written call strike 42.65, One written put strike 39.49 with a barrier level strike of 35.54 (126,614 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	$(122,512)
322,191	iShares MSCI EMU ETF Index Fund, One purchased call strike 40.3487, One written call strike 42.7696, One written put strike 40.3487 with a barrier level strike of 36.3138 (123,920 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	(252,005)
399,013	iShares MSCI EMU ETF Index Fund, One purchased call strike 41.352, One written call strike 44.6602, One written put strike 41.352 with a barrier level strike of 37.6303 (181,370 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	(614,621)
380,068	iShares MSCI EMU ETF Index Fund, One purchased call strike 41.44, One written call strike 43.93, One written put strike 41.44 with a barrier level strike of 37.30 (120,656 contracts), Expires 12/31/14, Broker Credit Suisse International(r)	(338,972)
572,867	iShares MSCI EMU ETF Index Fund, One purchased call strike 41.72, One written call strike 44.64, One written put strike 41.72 with a barrier level strike of 37.55 (239,693 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	(861,553)
262,030	iShares MSCI EMU ETF Index Fund, One purchased call strike 41.98, One written call strike 44.92, One written put strike 41.98 with a barrier level strike of 37.78 (119,104 contracts), Expires 03/20/15, Broker Credit Suisse International(r)	(470,631)
Contracts/ Notional Amount ($)		Value
352,776	iShares MSCI Mexico Index Fund, One purchased call strike 70.1578, One written call strike 74.3673, One written put strike 70.1578 with a barrier level strike of 63.8436 (142,536 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	$(155,687)
118,427	iShares MSCI Mexico Index Fund, One purchased call strike 63.33, One written call strike 74.0961, One written put strike 63.33 with a barrier level strike of 42.4311, Expires 12/19/14, Broker Goldman Sachs International	605,391
112,613	iShares MSCI Mexico Index Fund, One purchased call strike 66.60, One written call strike 77.922, One written put strike 66.60 with a barrier level strike of 46.62, Expires 11/21/14, Broker Goldman Sachs International	254,085
73,503	iShares MSCI Mexico Index Fund, One purchased call strike 68.0243, One written call strike 78.9082, One written put strike 68.0243 with a barrier level strike of 47.617, Expires 11/21/14, Broker Citibank N.A.	88,341
112,613	iShares MSCI Mexico Index Fund, One written call strike 66.60, One purchased call strike 77.922, One purchased put strike 66.60 with a barrier level strike of 46.62, Expires 11/21/14, Broker Citibank N.A.	(252,471)
14,700,000	iShares MSCI South Korea Index Fund, One purchased call strike 57.7534, One written call strike 68.865, One written put strike 57.7534 with a barrier level strike of 52.5556 ($5,000,000 notional amount), Expires 11/20/15, Broker Citibank N.A.(q)	33,319
283,056	iShares MSCI South Korea Index Fund, One purchased call strike 59.3522, One written call strike 64.6939, One written put strike 59.3522 with a barrier level strike of 54.011 (126,364 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank N.A.(r)	105,091

71

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
170,407	iShares MSCI South Korea Index Fund, One purchased call strike 60.15, One written call strike 64.36, One written put strike 60.15 with a barrier level strike of 54.14 (83,126 contracts), Expires 11/21/14, Broker UBS AG(r)	$74,904
296,133	iShares MSCI South Korea Index Fund, One purchased call strike 61.29, One written call strike 65.5803, One written put strike 61.29 with a barrier level strike of 55.161 (122,369 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(r)	(116,131)
219,242	iShares MSCI South Korea Index Fund, One purchased call strike 62.26, One written call strike 66.00, One written put strike 62.26 with a barrier level strike of 56.66 (80,308 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	(249,826)
321,538	iShares MSCI South Korea Index Fund, One purchased call strike 63.45, One written call strike 67.25, One written put strike 63.45 with a barrier level strike of 57.74 (118,212 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	(498,332)
313,189	iShares MSCI South Korea Index Fund, One purchased call strike 63.46, One written call strike 67.27, One written put strike 63.46 with a barrier level strike of 57.75 (118,185 contracts), Expires 09/18/15, Broker Bank of America N.A.(r)	(494,695)
66,129	iShares STOXX Europe Small 200 Index, One purchased call strike 222.2934, One written put strike 226.83 with a barrier level strike of 209.818, Expires 06/19/15, Broker JPMorgan Chase Bank N.A.	(317,087)
32,651	iShares STOXX Europe Small 200 Index, One purchased call strike 225.106, One written put strike 229.70 with a barrier level strike of 213.047, Expires 08/21/15, Broker JPMorgan Chase Bank N.A.	(288,052)
Contracts/ Notional Amount ($)		Value
57,034	iShares STOXX Europe Small 200 Index, One purchased call strike 228.81, One written call strike 251.691, One written put strike 228.81 with a barrier level strike of 208.2171 (32,778 contracts), Expires 05/15/14, Broker Goldman Sachs International(r)	$(163,303)
40,631	iShares STOXX Europe Small 200 Index, One purchased call strike 230.12, One written call strike 253.132, One written put strike 230.12 with a barrier level strike of 207.108 (21,728 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	(67,188)
84,044	iShares STOXX Europe Small 200 Index, One purchased call strike 234.40, One written call strike 257.84, One written put strike 1,168.80 on Russell 2000 Index with a barrier level strike of 1,051.92 (8,556 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	(140,685)
35,571	iShares STOXX Europe Small 200 Index, One purchased call strike 237.55, One written call strike 258.9295, One written put strike 237.55 with a barrier level strike of 216.171 (21,048 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(324,894)
64,492	iShares STOXX Europe Small 200 Index, One purchased call strike 240.34, One written call strike 264.374, One written put strike 240.34 with a barrier level strike of 221.113 (41,608 contracts), Expires 07/17/15, Broker JPMorgan Chase Bank N.A.(r)	(786,496)
978,351	iShares U.S. Home Construction ETF, One purchased call strike 24.02, One written call strike 26.42, One written put strike 24.02 with a barrier level strike of 22.10 (416,320 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	(29,620)

72

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
27,208	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 243.50, One purchased put strike 243.50 (20,534 contracts), One written put strike 54.82 on iShares MSCI South Korea Capped ETF with a barrier level strike of 38.374 (182,414 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	$303,371
53,312	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 243.85, One purchased put strike 243.85 (41,009 contracts), One written put strike 55.03 on iShares MSCI South Korea Capped ETF with a barrier level strike of 38.521 (363,438 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	588,485
41,412	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 244.50, One purchased put strike 244.50 (30,675 contracts), One written put strike 55.43 on iShares MSCI South Korea Capped ETF with a barrier level strike of 38.80 (270,612 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	442,276
55,422	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 247.20, One purchased put strike 247.20 (40,454 contracts), One written put strike 55.81 on iShares MSCI South Korea Capped ETF with a barrier level strike of 44.648 (358,358 contracts), Expires 02/13/15, Broker Goldman Sachs International(r)	584,117
Contracts/ Notional Amount ($)		Value
10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 240.839474, One purchased put strike 240.839474 ($7,500,000 notional amount), One written put strike 54.656073 on iShares MSCI South Korea Capped ETF with a barrier level strike of 43.725 ($15,000,000 notional amount), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(q)	$602,895
10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 242.54, One purchased put strike 242.54 ($7,500,000 notional amount), One written put strike 55.2353 on iShares MSCI South Korea Capped ETF with a barrier level strike of 43.084 ($15,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	564,372
13,500,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 250.0589, One purchased put strike 250.0589 ($10,000,000 notional amount), One written put strike 56.705 on iShares MSCI South Korea Capped ETF with a barrier level strike of 45.364 ($20,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	568,602
5,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 261.4225, One written call strike 68.8445 on iShares MSCI South Korea Capped ETF, One written put strike 61.4683 with a barrier level strike of 49.1746 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	(63,008)

73

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
10,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike 261.62, One written call strike 69.0719 on iShares MSCI South Korea Capped ETF, One written put strike 61.6713 with a barrier level strike of 49.337 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	$(134,867)
1,067,616	Market Vectors Russia ETF, One purchased call strike 22.48, One written call strike 24.0536, One written put strike 22.48 with a barrier level strike of 15.736 (333,630 contracts), Expires 10/16/15, Broker JPMorgan Chase Bank N.A.(r)	(167,853)
907,315	Market Vectors Russia ETF, One purchased call strike 23.035, One written call strike 25.3385, One written put strike 23.035 with a barrier level strike of 14.973 (434,122 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	59,020
169,023	Market Vectors Russia ETF, One purchased call strike 29.5817, One written call strike 34.3148, One written put strike 29.5817 with a barrier level strike of 19.2281, Expires 03/20/15, Broker Goldman Sachs International	(898,077)
28,273	MSCI Singapore Free Index, One purchased call strike 353.6971, One written call strike 381.9929, One written put strike 353.6971 with a barrier level strike of 318.3274, Expires 03/31/15, Broker BNP Paribas SA	885,396
35,471	MSCI Singapore Free Index, One purchased call strike 358.0345, One written call strike 375.9362, One written put strike 358.0345 with a barrier level strike of 322.2311, Expires 01/16/15, Broker BNP Paribas SA	711,995
Contracts/ Notional Amount ($)		Value
26,954	MSCI Singapore Free Index, One purchased call strike 371.005, One written call strike 382.1352, One written put strike 371.005 with a barrier level strike of 341.3246, Expires 07/31/15, Broker BNP Paribas SA	$78,257
141,330	MSCI Singapore Free Index, One purchased call strike 371.47, One written call strike 382.6141, One written put strike 371.47 with a barrier level strike of 341.75 (26,920 contracts), Expires 10/29/15, Broker UBS AG(r)	(264,560)
26,831	MSCI Singapore Free Index, One purchased call strike 372.7072, One written call strike 398.7967, One written put strike 372.7072 with a barrier level strike of 335.4365, Expires 06/30/15, Broker BNP Paribas SA	61,012
26,712	MSCI Singapore Free Index, One purchased call strike 374.3626, One written call strike 400.568, One written put strike 374.3626 with a barrier level strike of 344.4136, Expires 07/31/15, Broker BNP Paribas SA	(43,416)
26,472	MSCI Singapore Free Index, One purchased call strike 377.7606, One written call strike 400.4262, One written put strike 377.7606 with a barrier level strike of 343.7621, Expires 10/30/15, Broker BNP Paribas SA	(437,516)
17,307	Russell 2000 Index, One purchased call strike 1,068.94, One written call strike 1,122.39, One written put strike 1,068.94 with a barrier level strike of 962.05 (9,355 contracts), Expires 01/16/15, Broker Credit Suisse International(r)	640,341
9,274	Russell 2000 Index, One purchased call strike 1,082.41, One written put strike 1,082.41 with a barrier level strike of 974.17, Expires 02/20/15, Broker Credit Suisse International	809,207

74

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
9,040	Russell 2000 Index, One purchased call strike 1,089.615, One written call strike 1,198.5765, One written put strike 1,089.615 with a barrier level strike of 991.55 (4,589 contracts), Expires 06/19/15, Broker JPMorgan Chase Bank N.A.(r)	$391,908
18,349	Russell 2000 Index, One purchased call strike 1,089.95, One written put strike 1,089.95 with a barrier level strike of 991.85, Expires 01/16/15, Broker Credit Suisse International	1,493,736
12,566	Russell 2000 Index, One purchased call strike 1,094.20, One written call strike 1,159.852, One written put strike 1,094.20 with a barrier level strike of 984.78 (4,570 contracts), Expires 12/19/14, Broker JPMorgan Chase Bank N.A.(r)	600,143
18,680	Russell 2000 Index, One purchased call strike 1,102.76, One written call strike 1,213.04, One written put strike 1,102.76 with a barrier level strike of 992.48 (9,068 contracts), Expires 03/20/15, Broker Citibank N.A.(r)	967,233
17,011	Russell 2000 Index, One purchased call strike 1,105.16, One written call strike 1,215.676, One written put strike 1,105.16 with a barrier level strike of 994.644 (9,048 contracts), Expires 12/19/14, Broker Citibank N.A.(r)	1,085,096
17,442	Russell 2000 Index, One purchased call strike 1,118.00, One written call strike 1,162.72, One written put strike 1,118.00 with a barrier level strike of 1,022.97 (8,945 contracts), Expires 01/16/15, Broker Credit Suisse International(r)	352,350
16,729	Russell 2000 Index, One purchased call strike 1,128.60, One written call strike 1,218.888, One written put strike 1,128.60 with a barrier level strike of 1,027.026 (7,088 contracts), Expires 05/15/15, Broker Citibank N.A.(r)	480,794
Contracts/ Notional Amount ($)		Value
4,391	Russell 2000 Index, One purchased call strike 1,138.70, One written call strike 1,263.96, One written put strike 1,138.70 with a barrier level strike of 1,058.99, Expires 06/19/15, Broker BNP Paribas SA	$245,275
6,496	Russell 2000 Index, One purchased call strike 1,154.62, One written call strike 1,270.08, One written put strike 1,154.62 with a barrier level strike of 1,062.25, Expires 05/15/15, Broker BNP Paribas SA	270,143
8,615	Russell 2000 Index, One purchased call strike 1,160.7362, One written call strike 1,300.02, One written put strike 1,160.74 with a barrier level strike of 870.55, Expires 05/15/15, Broker Citibank N.A.	133,896
26,034	Russell 2000 Index, One purchased call strike 1,169.61, One written call strike 1,274.8749, One written put strike 1,169.61 with a barrier level strike of 1,052.649 (12,825 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank(r)	445,503
18,069	Russell 2000 Index, One purchased call strike 1,178.81, One written call strike 1,261.3267, One written put strike 1,178.81 with a barrier level strike of 1,060.929 (8,483 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank(r)	283,711
8,433	Russell 2000 Index, One purchased call strike 1,185.82, One written call strike 1,256.97, One written put strike 1,185.82 with a barrier level strike of 1,067.24, Expires 02/20/15, Broker BNP Paribas	247,630
6,322	Russell 2000 Index, One purchased call strike 1,186.35, One written call strike 1,281.26, One written put strike 1,186.35 with a barrier level strike of 1,079.58, Expires 03/20/15, Broker BNP Paribas SA	113,596

75

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
2,847	S&P 500 Index, One purchased call strike 1,756.49, One written call strike 1,861.88, One written put strike 1,756.49 with a barrier level strike of 1,580.84, Expires 12/19/14, Broker BNP Paribas SA	$601,701
15,000,000	S&P 500 Index, One purchased call strike 1,829.4561, One written put strike 1,866.7919 with a barrier level strike of 1,738.9167, Expires 06/19/15, Broker Citibank N.A.	1,322,254
14,062	S&P 500 Index, One purchased call strike 1,842.72, One written call strike 2,008.56, One written put strike 1,842.72 with a barrier level strike of 1,695.30 (8,140 contracts), Expires 03/20/15, Broker Citibank N.A.(r)	1,508,534
10,000,000	S&P 500 Index, One purchased call strike 1,852.616, One written put strike 1,871.3293 with a barrier level strike of 1,658.9334, Expires 07/17/15, Broker Citibank N.A.	805,437
6,799	S&P 500 Index, One purchased call strike 1,854.59, One written put strike 1,854.59 with a barrier level strike of 1,706.2228 (5,392 contracts), Expires 04/17/15, Broker Citibank N.A.(r)	992,683
10,000,000	S&P 500 Index, One purchased call strike 1,857.00, One written put strike 1,857.00 with a barrier level strike of 1,668.5145, Expires 12/19/14, Broker Citibank N.A.	853,852
10,000,000	S&P 500 Index, One purchased call strike 1,857.75, One written put strike 1,857.75 with a barrier level strike of 1,662.68625, Expires 01/16/15, Broker Citibank N.A.	852,491
15,000,000	S&P 500 Index, One purchased call strike 1,859.50, One written put strike 1,897.45 with a barrier level strike of 1,751.3464, Expires 07/17/15, Broker Citibank N.A.	1,054,797
Contracts/ Notional Amount ($)		Value
9,565	S&P 500 Index, One purchased call strike 1,866.11, One written put strike 1,866.11 with a barrier level strike of 1,716.8212 (8,038 contracts), Expires 05/15/15, Broker Citibank N.A.(r)	$1,409,292
20,000,000	S&P 500 Index, One purchased call strike 1,868.20, One written put strike 1,868.20 with a barrier level strike of 1,587.97, Expires 06/19/15, Broker BNP Paribas SA	1,507,739
7,965	S&P 500 Index, One purchased call strike 1,883.29, One written put strike 1,883.29 with a barrier level strike of 1,607.39, Expires 06/19/15, Broker Citibank N.A.	1,056,867
3,920	S&P 500 Index, One purchased call strike 1,913.075, One written put strike 66.7466 on SPDR S&P Oil & Gas Exploration & Production ETF (101,971 contracts), Expires 02/20/15, Broker Citibank N.A.(r)	(336,910)
3,901	S&P 500 Index, One purchased call strike 1,922.73, One written put strike 67.4168 on SPDR S&P Oil & Gas Exploration & Production ETF (99,734 contracts), Expires 03/20/15, Broker Goldman Sachs International(r)	(535,411)
2,642	S&P 500 Index, One purchased call strike 1,934.30, One written put strike 66.9798 on SPDR S&P Oil & Gas Exploration & Production ETF (67,184 contracts), Expires 04/17/15, Broker Citibank N.A.(r)	(295,680)
3,951	S&P 500 Index, One purchased call strike 1,949.00, One written put strike 38.64 on iShares MSCI Brazil Capped ETF (119,048 contracts), Expires 11/07/14, Broker BNP Paribas SA(r)	267,345

76

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
7,598	S&P 500 Index, One purchased call strike 1,974.2689, One written call strike 92.5492 on iShares iBoxx High Yield Corporate Bond ETF (164,507 contracts), One written put strike 91.1815 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of 84.7988 (164,507 contracts), Expires 12/19/14, Broker Citibank N.A.(r)	$255,109
10,084	S&P 500 Index, One purchased call strike 1,983.42, One written call strike 2,062.76, One written call strike 1,983.42 with a barrier level strike of 1,755.33, Expires 01/16/15, Broker BNP Paribas SA	214,185
2,518	S&P 500 Index, One purchased call strike 1,985.80, One written put strike 66.3273 on SPDR S&P Oil & Gas Exploration & Production ETF (681,747 contracts), Expires 03/20/15, Broker Citibank N.A.(r)	(371,816)
5,029	S&P 500 Index, One purchased call strike 1,988.46, One written put strike 1,072.15 on Russell 2000 Index (8,898 contracts), Expires 12/19/14, Broker JPMorgan Chase Bank N.A.(r)	197,013
3,761	S&P 500 Index, One purchased call strike 1,994.32, One written put strike 63.48 on SPDR S&P Oil & Gas Exploration & Production ETF (106,564 contracts), Expires 04/17/15, Broker BNP Paribas SA(r)	(428,811)
3,750	S&P 500 Index, One purchased call strike 2,000.25, One written put strike 67.69 on SPDR S&P Oil & Gas Exploration & Production ETF (100,219 contracts), Expires 03/20/15, Broker Bank of America N.A.(r)	(663,326)
5,030	S&P 500 Index, One purchased call strike 2,007.9065, One written put strike 1,908.5052, Expires 12/19/14, Broker BNP Paribas SA	139,339
Contracts/ Notional Amount ($)		Value
3,054	S&P 500 Index, One purchased call strike 1,637.2681, One written call strike 1,882.8583, One written put strike 1,637.2681 with a barrier level strike of 1,146.0877, Expires 02/20/15, Broker Goldman Sachs International	$675,547
8,108	S&P 500 Index, One purchased call strike 1,825.35, One written call strike 2,007.89, One written put strike 1,825.35 with a barrier level strike of 1,697.58 (5,478 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	1,193,286
7,964	S&P 500 Index, One purchased call strike 1,845.9086, One written put strike 1,883.5802 with a barrier level strike of 1,741.3699, Expires 07/17/15, Broker Goldman Sachs International	1,141,698
9,058	S&P 500 Index, One purchased call strike 1,865.83, One written call strike 2,033.7547, One written put strike 1,865.83 with a barrier level strike of 1,716.564 (5,360 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	793,728
11,592	S&P 500 Index, One purchased call strike 1,880.55, One written put strike 1,880.55 with a barrier level strike of 1,711.30 (10,635 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	1,525,490
2,658	S&P 500 Index, One purchased call strike 1,881.40, One written put strike 1,881.40 with a barrier level strike of 1,674.45, Expires 01/16/15, Broker Credit Suisse International	345,280
7,796	S&P 500 Index, One purchased call strike 1,885.67, One written put strike 1,924.15 with a barrier level strike of 1,768.29, Expires 08/21/15, Broker Credit Suisse International	780,571

77

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
6,906	S&P 500 Index, One purchased call strike 1,886.63, One written put strike 1,867.95 with a barrier level strike of 1,718.51 (5,353 contracts), Expires 07/17/15, Broker UBS AG(r)	$777,289
15,891	S&P 500 Index, One purchased call strike 1,887.85, One written put strike 1,887.85 with a barrier level strike of 1,599.01, Expires 12/18/15, Broker Bank of America N.A.	1,877,225
15,883	S&P 500 Index, One purchased call strike 1,888.86, One written put strike 1,888.86 with a barrier level strike of 1,699.97, Expires 01/16/15, Broker Credit Suisse International	1,919,498
8,914	S&P 500 Index, One purchased call strike 1,890.35, One written call strike 1,965,964, One written put strike 1,890.35 with a barrier level strike of 1,701.315 (5,290 contracts), Expires 01/16/15, Broker Citibank N.A.(r)	455,532
10,541	S&P 500 Index, One purchased call strike 1,897.36, One written put strike 1,897.36 with a barrier level strike of 1,726.60, Expires 01/16/15, Broker Credit Suisse International	1,189,511
3,933	S&P 500 Index, One purchased call strike 1,906.9929, One written put strike 1,906.9929 with a barrier level strike of 1,697.2237, Expires 01/16/15, Broker Goldman Sachs International	425,329
5,109	S&P 500 Index, One purchased call strike 1,918.2214, One written put strike 1,957.3688 with a barrier level strike of 1,810.5662, Expires 09/18/15, Broker Goldman Sachs International	335,289
5,212	S&P 500 Index, One purchased call strike 1,918.7282, One written put strike 1,918.7282 with a barrier level strike of 1,629.0002, Expires 10/16/15, Broker Goldman Sachs International	488,402
Contracts/ Notional Amount ($)		Value
5,088	S&P 500 Index, One purchased call strike 1,926.05, One written call strike 1,965.36, One written put strike 1,926.05 with a barrier level strike of 1,821.30, Expires 09/18/15, Broker Credit Suisse International	$280,352
5,188	S&P 500 Index, One purchased call strike 1,927.66, One written put strike 1,927.66 with a barrier level strike of 1,646.22, Expires 09/18/15, Broker Credit Suisse International	427,785
3,886	S&P 500 Index, One purchased call strike 1,930.10, One written put strike 1,930.10 with a barrier level strike of 1,717.79, Expires 01/16/15, Broker Credit Suisse International	320,965
10,349	S&P 500 Index, One purchased call strike 1,932.63, One written put strike 1,932.63 with a barrier level strike of 1,758.6933, Expires 01/16/15, Broker Goldman Sachs International	832,583
14,151	S&P 500 Index, One purchased call strike 1,939.85, One written call strike 2,114.44, One written put strike 1,939.85 with a barrier level strike of 1,804.06 (7,733 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	628,241
5,153	S&P 500 Index, One purchased call strike 1,940.74, One written put strike 1,940.74 with a barrier level strike of 1,667.10, Expires 09/18/15, Broker Credit Suisse International	358,006
5,197	S&P 500 Index, One purchased call strike 1,943.36, One written put strike 1,847.16, Expires 01/16/15, Broker Bank of America N.A.	423,770
7,715	S&P 500 Index, One purchased call strike 1,944.21, One written put strike 1,944.21 with a barrier level strike of 1,646.75, Expires 12/18/15, Broker Bank of America N.A.	512,933

78

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
2,566	S&P 500 Index, One purchased call strike 1,948.2097, One written put strike 54.6487 on SPDR S&P Oil & Gas Exploration & Production ETF (80,423 contracts), Expires 03/20/15, Broker Goldman Sachs International(r)	$12,726
3,849	S&P 500 Index, One purchased call strike 1,948.46, One written put strike 1,948.46 with a barrier level strike of 1,714.645, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	280,752
5,119	S&P 500 Index, One purchased call strike 1,953.44, One written put strike 1,953.44 with a barrier level strike of 1,672.14, Expires 10/16/15, Broker Citibank N.A.	309,901
10,226	S&P 500 Index, One purchased call strike 1,955.75, One written put strike 1,955.75 with a barrier level strike of 1,779.73, Expires 01/16/15, Broker Credit Suisse International	589,083
5,103	S&P 500 Index, One purchased call strike 1,959.67, One written put strike 1,959.67 with a barrier level strike of 1,822.4931, Expires 01/02/15, Broker Goldman Sachs International	299,592
5,154	S&P 500 Index, One purchased call strike 1,959.6746, One written put strike 1,862.661, Expires 01/16/15, Broker Goldman Sachs International	342,868
14,080	S&P 500 Index, One purchased call strike 1,960.18, One written call strike 2,038.59, One written put strike 1,960.18 with a barrier level strike of 1,793.56 (10,203 contracts), Expires 01/16/15, Broker Bank of America N.A.	433,707
5,101	S&P 500 Index, One purchased call strike 1,960.30, One written put strike 1,960.30 with a barrier level strike of 1,803.48, Expires 02/20/15, Broker Credit Suisse International	278,643
Contracts/ Notional Amount ($)		Value
5,080	S&P 500 Index, One purchased call strike 1,968.64, One written put strike 1,968.64 with a barrier level strike of 1,685.16, Expires 11/20/14, Broker Bank of America N.A.	$223,059
5,124	S&P 500 Index, One purchased call strike 1,970.95, One written put strike 1,873.37, Expires 01/16/15, Broker Bank of America N.A.	297,947
9,156	S&P 500 Index, One purchased call strike 1,972.50, Expires 11/07/14, Broker Bank of America N.A.	418,909
5,066	S&P 500 Index, One purchased call strike 1,974.02, One written put strike 1,974.02 with a barrier level strike of 1,712.46, Expires 08/21/15, Broker Credit Suisse International	116,053
7,593	S&P 500 Index, One purchased call strike 1,975.48, One written call strike 2,054.50, One written put strike 1,975.48 with a barrier level strike of 1,748.30, Expires 01/16/15, Broker Bank of America N.A.	171,699
5,028	S&P 500 Index, One purchased call strike 1,988.78, One written put strike 1,988.78 with a barrier level strike of 1,726.26, Expires 08/21/15, Broker Credit Suisse International	134,534
5,065	S&P 500 Index, One purchased call strike 1,993.8948, One written put strike 1,895.1871, Expires 12/19/14, Broker Goldman Sachs International	183,529
4,975	S&P 500 Index, One purchased call strike 2,010.00, One written put strike 2,010.00 with a barrier level strike of 1,736.64, Expires 11/20/15, Broker Credit Suisse International	7,522
5,062	S&P 500 Index, One purchased call strike 2,014.91, One written put strike $1,975.40 with a barrier level strike of 1,856.88, Expires 01/16/15, Broker Bank of America N.A.	96,591

79

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
1,241,218	Select Sector Financial SPDR Fund, One purchased call strike 21.56, One written call strike 23.27, One written put strike 21.35 with a barrier level strike of 19.43 (468,384 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	$1,226,346
1,272,859	Select Sector Financial SPDR Fund, One purchased call strike 22.037, One written call strike 24.2407, One written put strike 22.037 with a barrier level strike of 20.274 (680,673 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	1,447,905
918,820	Select Sector Financial SPDR Fund, One purchased call strike 22.8554, One written call strike 24.2267, One written put strike 22.8554 with a barrier level strike of 21.027 (328,150 contracts), Expires 09/18/15, Broker Citibank N.A.(q)	304,896
926,169	Select Sector Financial SPDR Fund, One purchased call strike 22.89, One written call strike 24.95, One written put strike 22.89 with a barrier level strike of 21.06 (436,872 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	483,327
1,178,691	Select Sector Financial SPDR Fund, One purchased call strike 23.84, One written call strike 25.2704, One written put strike 23.84 with a barrier level strike of 21.6944 (419,463 contracts), Expires 10/16/15, Broker Citibank N.A.(r)	65,477
146,470	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 153.6151, One written call strike 162.832, One written put strike 153.6151 with a barrier level strike of 138.2536 (65,098 contracts), Expires 12/19/14, Broker Goldman Sachs Group, Inc.(r)	1,276,013
Contracts/ Notional Amount ($)		Value
119,075	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 161.243, One written call strike 174.142, One written put strike 161.243 with a barrier level strike of 145.119 (62,018 contracts), Expires 03/20/15, Broker Credit Suisse Group AG(r)	$890,943
61,039	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 163.83, One written put strike 163.83 with a barrier level strike of 145.81, Expires 01/16/15, Broker Bank of America N.A.	567,627
44,603	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 168.15, One written put strike 168.15 with a barrier level strike of 141.67, Expires 12/18/15, Broker Credit Suisse International	112,526
59,053	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.34, One written put strike 169.34 with a barrier level strike of 144.79, Expires 11/20/15, Broker Credit Suisse International	87,837
29,525	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 169.35, One written put strike 169.35 with a barrier level strike of 140.5605, Expires 11/20/15, Broker Goldman Sachs International	103,657
44,000	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 170.45, One written put strike 65.63 on SPDR S&P Oil & Gas Exploration & Production ETF (101,473 contracts), Expires 03/20/15, Broker Bank of America N.A.(r)	(522,014)
617,431	SPDR S&P Homebuilders ETF, One purchased call strike 32.3923, One written call strike 35.6315, One written put strike 32.3923 with a barrier level strike of 19.4354, Expires 01/16/15, Broker Citibank N.A.	183,421

80

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
350,631	SPDR S&P Oil & Gas Exploration & Production ETF, One purchased put strike 57.04, One written put strike 45.63, One written call strike 57.04 with a barrier level strike of 68.45, Expires 01/16/15, Broker Credit Suisse International	$(773,279)
339,055	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,612.54, One written call strike 14.7487 on iShares MSCI Taiwan ETF Fund (6,941,280 contracts), One written put strike 14.0464 on iShares MSCI Taiwan ETF Fund with a barrier level strike of 12.6418 (355,963 contracts), Expires 01/05/15, Broker Goldman Sachs International(r)	51,318
1,697	Taiwan Stock Exchange Weighted Index, One purchased call strike 8,841.00, One written put strike 8,841.00 with a barrier level strike of 8,222.13, Expires 05/20/15, Broker BNP Paribas SA	1,156,892
1,080	Taiwan Stock Exchange Weighted Index, One purchased call strike 9,258.30, One written put strike 9,258.30 with a barrier level strike of 8,610.22, Expires 10/21/15, Broker BNP Paribas SA	(521,110)
14,200,000	USD/CAD foreign exchange rate, One purchased call strike 1.07, One written call strike 1.13, One written put strike 1.065 with a barrier level strike of 1.03 ($10,000,000 notional amount), Expires 12/31/14, Broker JPMorgan Chase Bank N.A(q)	547,776
14,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.075, One written call strike 1.125, One written put strike 1.0585 with a barrier level strike of 1.005 ($10,000,000 notional amount), Expires 11/26/14, Broker Goldman Sachs International(q)	543,410
Contracts/ Notional Amount ($)		Value
7,600,000	USD/CAD foreign exchange rate, One purchased call strike 1.075, One written call strike 1.125, One written put strike 1.0585 with a barrier level strike of 1.005 ($5,000,000 notional amount), Expires 11/26/14, Broker JPMorgan Chase Bank N.A.(q)	$266,998
7,400,000	USD/CAD foreign exchange rate, One purchased call strike 1.0752, One written call strike 1.1323, One written put strike 1.0644 with a barrier level strike of 1.0137 ($5,000,000 notional amount), Expires 12/08/14, Broker JPMorgan Chase Bank N.A.(q)	266,389
24,000,000	USD/CAD foreign exchange rate, One purchased call strike 1.09, One written call strike 1.15, One written put strike 1.09 with a barrier level strike of 1.06 ($20,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	479,545
14,700,000	USD/JPY foreign exchange rate, One purchased call strike 101.50, One written call strike 107.50, One written put strike 101.50 with a barrier level strike of 95.50 ($10,000,000 notional amount), Expires 05/11/15, Broker JPMorgan Chase Bank N.A.(q)	594,047
18,500,000	USD/JPY foreign exchange rate, One purchased call strike 101.75, One written call strike 108.00, One written put strike 101.75 with a barrier level strike of 96.00 ($15,000,000 notional amount), Expires 05/25/15, Broker JPMorgan Chase Bank N.A.(q)	734,821
23,100,000	USD/JPY foreign exchange rate, One purchased call strike 101.75, One written call strike 108.00, One written put strike 102.00 with a barrier level strike of 96.00 ($15,000,000 notional amount), Expires 06/15/15, Broker Goldman Sachs International(q)	1,002,124

81

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
42,300,000	USD/JPY foreign exchange rate, One purchased call strike 102.00, One written call strike 108.00, One written put strike 101.75 with a barrier level strike of 96.00 ($30,000,000 notional amount), Expires 04/13/15, Broker Goldman Sachs International(q)	$1,868,943
28,800,000	USD/JPY foreign exchange rate, One purchased call strike 102.00, One written call strike 108.00, One written put strike 101.90 with a barrier level strike of 96.00 ($20,000,000 notional amount), Expires 04/09/15, Broker JPMorgan Chase Bank N.A.(q)	1,163,007
15,800,000	USD/JPY foreign exchange rate, One purchased call strike 102.50, One written call strike 110.00, One written put strike 102.50 with a barrier level strike of 98.00 ($10,000,000 notional amount), Expires 07/24/15, Broker Goldman Sachs International(q)	734,854
15,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 114.00, One written put strike 108.00 with a barrier level strike of 102.00 ($10,000,000 notional amount), Expires 11/10/15, Broker JPMorgan Chase Bank N.A.(q)	78,135
14,800,000	USD/JPY foreign exchange rate, One purchased call strike 108.00, One written call strike 115.00, One written put strike 108.00 with a barrier level strike of 103.00 ($10,000,000 notional amount), Expires 11/09/15, Broker Bank of America N.A.(q)	269,146
43,250,000	USD/JPY foreign exchange rate, One purchased call strike 109.50, One written call strike 116.00, One written put strike 109.50 with a barrier level strike of 104.00 ($30,000,000 notional amount), Expires 10/05/15, Broker JPMorgan Chase Bank N.A.(q)	(126,848)
Contracts/ Notional Amount ($)		Value
62,000,000	USD/JPY foreign exchange rate, One purchased call strike 112.00, One written call strike 120.00, One written put strike 112.00 with a barrier level strike of 109.00 ($40,000,000 notional amount), Expires 11/02/15, Broker Goldman Sachs International(q)	$13,883
25,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.20, One written put strike 15.25, Expires 10/16/15, Broker Bank of America N.A.	10,438
15,000,000	USD/MXN foreign exchange rate, One purchased call strike 13.50, One written put strike 14.58, Expires 11/17/15, Broker Bank of America N.A.	33,037
20,000,000	USD/MXN foreign exchange rate, One purchased put strike 13.60, One written call strike 14.5665, Expires 11/17/15, Broker Goldman Sachs International	125,868
15,000,000	Vanguard FTSE Europe ETF, One purchased call strike 53.9039, One written call strike 63.6066, One written put strike 53.9039 with a barrier level strike of 37.7327, Expires 02/20/15, Broker Citibank N.A.	474,456
5,000,000	Vanguard FTSE Europe ETF, One purchased call strike 53.963, One written call strike 62.5971, One written put strike 53.963 with a barrier level strike of 37.7741, Expires 12/19/14, Broker Citibank N.A.	115,752
15,000,000	Vanguard FTSE Europe ETF, One purchased call strike 54.5083, One written call strike 62.6846, One written put strike 54.5083 with a barrier level strike of 39.246, Expires 12/19/14, Broker Citibank N.A.	261,215
360,234	Vanguard FTSE Europe ETF, One purchased call strike 55.5194, One written call strike 63.8473, One written put strike 55.5194 with a barrier level strike of 38.864, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	219,893

82

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
178,432	Vanguard FTSE Europe ETF, One purchased call strike 56.0437, One written call strike 65.5711, One written put strike 56.0437 with a barrier level strike of 39.791, Expires 03/20/15, Broker Goldman Sachs International	$92,024
221,603	WisdomTree Japan Hedged Equity Fund, One purchased call strike 44.5042, One written call strike 51.7243, One written put strike 44.5042 with a barrier level strike of 27.978, Expires 11/21/14, Broker Goldman Sachs International	1,514,314
218,293	WisdomTree Japan Hedged Equity Fund, One purchased call strike 45.1884, One written call strike 52.518, One written put strike 45.1884 with a barrier level strike of 32.067, Expires 12/19/14, Broker Goldman Sachs International	1,360,555
763,255	WisdomTree Japan Hedged Equity Fund, One purchased call strike 46.5113, One written call strike 48.8369, One written put strike 46.5113 with a barrier level strike of 42.3253 (215,002 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	954,314
106,193	WisdomTree Japan Hedged Equity Fund, One purchased call strike 46.464, One written call strike 53.5266, One written put strike 46.464 with a barrier level strike of 31.546, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	536,464
210,128	WisdomTree Japan Hedged Equity Fund, One purchased call strike 46.97, One written call strike 55.06, One written put strike 46.97 with a barrier level strike of 32.36, Expires 01/16/15, Broker UBS AG	1,139,539
Contracts/ Notional Amount ($)		Value
209,461	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.1216, One written call strike 54.7603, One written put strike 47.1216 with a barrier level strike of 32.942, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	$1,072,020
469,110	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.75, One written call strike 51.0925, One written put strike 47.75 with a barrier level strike of 42.975 (209,424 contracts), Expires 11/21/14, Broker JPMorgan Chase Bank N.A.(r)	1,812,926
208,943	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.24, One written call strike 55.85, One written put strike 47.24 with a barrier level strike of 33.50, Expires 03/20/15, Broker UBS AG	1,073,274
722,187	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.91, One written call strike 50.31, One written put strike 47.91 with a barrier level strike of 43.60 (208,725 contracts), Expires 11/20/15, Broker Credit Suisse International(r)	778,112
398,935	WisdomTree Japan Hedged Equity Fund, One purchased call strike 47.9401, One written call strike 51.2959, One written put strike 47.9401 with a barrier level strike of 43.1461 (156,445 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	944,532
507,172	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.80, One written call strike 51.24, One written put strike 48.80 with a barrier level strike of 44.41 (153,689 contracts), Expires 09/18/15, Broker Credit Suisse International(r)	536,798

83

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
204,583	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.26, One written call strike 55.10, One written put strike 48.26 with a barrier level strike of 35.19, Expires 02/20/15, Broker UBS AG	$843,040
1,098,142	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.0829, One written call strike 50.56, One written put strike 49.0829 with a barrier level strike of 44.67 (203,737 contracts), Expires 08/21/15, Broker Citibank N.A.(r)	681,522
1,585,670	WisdomTree Japan Hedged Equity Fund, One purchased call strike 48.84, One written call strike 49.88, One written put strike 48.84 with a barrier level strike of 45.05 (201,996 contracts), Expires 08/21/15, Broker UBS AG(r)	213,043
437,843	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.5612, One written call strike 53.5261, One written put strike 49.5612 with a barrier level strike of 44.6051 (201,771 contracts), Expires 07/17/15, Broker Goldman Sachs International(r)	696,736
638,752	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.6672, One written call strike 51.6539, One written put strike 49.6672 with a barrier level strike of 45.6938 (151,005 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	410,097
496,782	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.72, One written call strike 53.20, One written put strike 49.72 with a barrier level strike of 44.75 (201,126 contracts), Expires 08/21/15, Broker Credit Suisse International(r)	663,945
Contracts/ Notional Amount ($)		Value
200,945	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.1433, One written call strike 57.6033, One written put strike 49.1433 with a barrier level strike of 34.8354, Expires 04/17/15, Broker Goldman Sachs International	$757,301
450,383	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.9575, One written call strike 52.955, One written put strike 49.9575 with a barrier level strike of 45.9609 (150,128 contracts), Expires 10/16/15, Broker Goldman Sachs International(r)	438,057
605,342	WisdomTree Japan Hedged Equity Fund, One purchased call strike 50.47, One written call strike 53.50, One written put strike 50.47 with a barrier level strike of 46.43 (198,148 contracts), Expires 10/16/15, Broker Bank of America N.A.(r)	502,671
198,137	WisdomTree Japan Hedged Equity Fund, One purchased call strike 49.85, One written call strike 62.47, One written put strike 49.85 with a barrier level strike of 37.85, Expires 11/21/14, Broker UBS AG	818,660
655,278	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.1916, One written call strike 54.8012, One written put strike 52.1916 with a barrier level strike of 47.4944 (191,602 contracts), Expires 11/20/15, Broker Goldman Sachs International(r)	213,929
142,857	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.50, One written call strike 54.08, One written put strike 52.50 with a barrier level strike of 47.78 (1,140 contracts), Expires 11/20/15, Broker BNP Paribas SA(r)	146,070

84

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Contracts/ Notional Amount ($)		Value
631,442	WisdomTree Japan Hedged Equity Fund, One purchased call strike 52.5781, One written call strike 55.207, One written put strike 52.5781 with a barrier level strike of 47.8461 (190,193 contracts), Expires 11/20/15, Broker Citibank N.A.(r)	$76,557
Total Structured Options (Premiums received $(9,046,782))		$114,240,421

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Appreciation/ (Depreciation)
72	Meff Renta Variable IBEX 35 Index Futures, November 2014	$(802,857)
40	Eurex DAX Index Futures, December 2014	(340,992)
1,308	Eurex Euro STOXX 50 Index Futures, December 2014	(4,399,036)
1,600	Eurex Euro STOXX Banks Index Futures, December 2014	1,052,434
	Net unrealized depreciation	$(4,490,451)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation
110	Chicago Mercantile Exchange S&P 500 Index Futures, December 2014	$2,803,062

Cash collateral of $9,981,151 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.19 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 0.212 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.19 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 0.212, expiring 12/21/18 (Underlying vega amount $300,000)	$287,741
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.1975 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.195 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.1975 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.195, expiring 12/21/18 (Underlying vega amount $250,000)	78,411
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.199 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.20 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.199 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.20, expiring 12/21/18 (Underlying vega amount $400,000)	(63,170)

85

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Unrealized Appreciation (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.20 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.20, expiring 12/21/18 (Underlying vega amount $300,000)	$(52,869)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.21 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.20 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.21, expiring 12/21/18 (Underlying vega amount $250,000)	196,005
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 0.2105 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 0.225 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 0.2105 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 0.225, expiring 12/21/18 (Underlying vega amount $250,000)	248,365
Unrealized Appreciation (Depreciation)
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 21.20 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 23.50 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 21.20 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 23.50, expiring 12/21/18 (Underlying vega amount $200,000)	$127,756
Conditional Variance Swap with BNP Paribas SA receiving variance of a basket of the Nikkei 225 Index over the volatility strike price of 21.75 with a knockout level of 120% of initial index level and the S&P 500 Index over the volatility strike price of 24.75 and paying variance of a basket of the Nikkei 225 Index under the volatility strike price of 21.75 with a knockout level of 120% of initial index level and the S&P 500 Index under the volatility strike price of 24.75, expiring 12/09/16 (Underlying vega amount $200,000)	350,420
Index Forward Swap with JPMorgan Chase Bank N.A. receiving variance of the Portugal PSI 20 Index over the strike level of $5,796.547311 and paying variance of the Portugal PSI 20 Index under the strike level of 5,796.547311, expiring 12/19/14 (Underlying notional amount Euro 29,000,126)	(3,601,332)
Variance swap with Goldman Sachs International receiving an amount if EUR/USD foreign exchange rate is over 1.25 and paying an amount if EUR/USD foreign exchange rate is under 1.25, expiring 08/24/15 (Underlying vega amount $17,500)	22,388
Variance swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying vega amount $500,000)	(5,248,277)

86

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Unrealized Appreciation (Depreciation)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of EUR/USD foreign exchange rate is over 5.60% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 5.60%, expiring 01/05/15 (Underlying vega amount $250,000)	$192,575
Volatility swap with Goldman Sachs International receiving an amount if the volatility of EUR/USD foreign exchange rate is over 6.40% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 6.40%, expiring 07/07/15 (Underlying vega amount $250,000)	204,883
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CAD/JPY foreign exchange rate is over 7.325% and paying an amount if the volatility of CAD/JPY foreign exchange rate is under 7.325%, expiring 12/29/14 (Underlying vega amount CAD 250,000)	12,270
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CAD/JPY foreign exchange rate is over 8.00% and paying an amount if the volatility of CAD/JPY foreign exchange rate is under 8.00%, expiring 11/28/14 (Underlying vega amount CAD 250,000)	(267,973)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CAD/JPY foreign exchange rate is over 8.25% and paying an amount if the volatility of CAD/JPY foreign exchange rate is under 8.25%, expiring 11/28/14 (Underlying vega amount CAD 250,000)	(340,177)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 5.55% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 5.55%, expiring 01/05/15 (Underlying vega amount $250,000)	152,416
Unrealized Appreciation (Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 6.70% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 6.70%, expiring 11/18/14 (Underlying vega amount $250,000)	$(321,511)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 7.05% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 7.05%, expiring 05/01/15 (Underlying vega amount $250,000)	(190,026)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 7.40% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 7.40%, expiring 04/08/15 (Underlying vega amount $500,000)	(663,356)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of GBP/USD foreign exchange rate is over 6.90% and paying an amount if the volatility of GBP/USD foreign exchange rate is under 6.90%, expiring 06/01/15 (Underlying vega amount $250,000)	(193,150)
$(9,068,611)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	$(3,810,486)

87

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

Unrealized Appreciation/ (Depreciation)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	$(943,269)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(1,669,381)
Variance swap with Bank of America N.A. paying variance of the FTSE 100 Index over the target volatility of 14.50% and receiving variance of the FTSE 100 Index under the target volatility of 14.50%, expiring 12/19/14 (Underlying vega amount GBP 60)	(157,733)
Variance swap with Goldman Sachs International paying variance of GBP/EUR foreign exchange rate over 47.61 and receiving variance of GBP/EUR foreign exchange rate under 47.61, expiring 08/24/15 (Underlying vega amount $17,500)	41,498
Variance swap with JPMorgan Chase Bank N.A. paying variance of the FTSE 100 Index over the target volatility of 16.88 and receiving variance of the FTSE 100 Index under the target volatility of 16.88, expiring 12/19/14 (Underlying vega amount GBP 62,000)	146,253
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying vega amount $500,000)	6,224,420
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying vega amount $500,000)	4,738,519
$4,569,821

At October 31, 2014, the Strategic Oportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.06% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	10/31/14 Carrying Value Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(i)	01/19/11	$30.00

(a)	Cost for federal income tax purposes is $5,361,094,413 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$224,653,471
Unrealized depreciation	(94,978,384)
Net unrealized appreciation	$129,675,087

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $93,200,537 or 1.66% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (i) below) that amount to $47,890,376 or 0.86% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $6,442,059, which is 0.12% of net assets.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Zero coupon bond. The rate represents the yield at time of purchase.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $355,405,149, which is 6.35% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(j)	Principal amount denoted in Euros.
(k)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(l)	Variable rate security. Rate shown is the rate as of October 31, 2014.
(m)	Principal amount denoted in British Pounds.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	Rate shown represents current yield at October 31, 2014.

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2014

(q)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

GBP — United Kingdom Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	4.4%
Banks	1.1%
Collateralized Mortgage Obligations	12.4%
Commercial Mortgage-Backed Securities	0.6%
Consumer Discretionary	2.3%
Consumer Staples	3.1%
Diversified Financials	1.4%
Energy	2.3%
Government Bonds	4.9%
Health Care	3.6%
Industrials	3.2%
Information Technology	2.8%
Insurance	1.4%
Materials	1.6%
Real Estate	1.2%
Telecommunication Services	1.4%
U.S. Government Agencies and Securities	39.2%
Utilities	1.1%
Other*	12.0%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, purchased or written options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

89

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	October 31, 2014

Shares		Value
COMMON STOCKS — 28.7%
UNITED KINGDOM — 1.3%
Energy — 1.3%
2,000,000	Tullow Oil Plc	$15,542,617
UNITED STATES — 27.4%
Consumer Discretionary — 1.4%
1,200,000	TRI Pointe Homes, Inc.(b)	16,428,000
Consumer Staples — 4.1%
765,000	Archer-Daniels-Midland Co.	35,955,000
180,000	Kellogg Co.	11,512,800
		47,467,800
Energy — 14.2%
300,000	Chevron Corp.	35,985,000
300,000	Continental Resources, Inc.(b)	16,911,000
392,000	Exxon Mobil Corp.	37,910,320
670,000	Laredo Petroleum, Inc.(b)	12,703,200
1,200,000	Peabody Energy Corp.	12,516,000
375,000	Range Resources Corp.	25,650,000
730,000	Sanchez Energy Corp.(b)	12,461,100
200,000	Targa Resources Partners LP	12,216,000
		166,352,620
Industrials — 1.9%
460,000	Jacobs Engineering Group, Inc.(b)	21,827,000
Materials — 2.7%
275,000	Monsanto Co.	31,636,000
Real Estate — 3.1%
450,000	St Joe Co. (The)(b)	8,617,500
810,000	Weyerhaeuser Co., REIT	27,426,600
		36,044,100
		319,755,520
Total Common Stocks (Cost $386,951,318)		335,298,137
EXCHANGE TRADED FUNDS — 3.3%
UNITED STATES — 3.3%
1,620,000	iShares U.S. Home Construction ETF	38,993,400
Total Exchange Traded Funds (Cost $37,704,062)		38,993,400

Number of Coins
COLLECTIBLE COINS — 2.1%
UNITED STATES — 2.1%
13	Various Collectible Coins and Sets of Coins(c)	25,081,918
Total Collectible Coins (Cost $24,913,897)		25,081,918
Fine Troy Ounces		Value
COMMODITIES — 3.0%
UNITED STATES — 3.0%
29,985	Gold Bullion	$35,187,128
Total Commodities (Cost $27,728,889)		35,187,128

Contracts
CALL OPTIONS PURCHASED — 0.2%
Commodities — 0.2%
150	Chicago Mercantile Exchange Lean Hogs Futures, Strike $100.00, Expiring 12/12/14	10,499
1,500	Commodity Exchange Silver Futures, Strike $18.00, Expiring 11/24/14	322,500
300	Commodity Exchange Silver Futures, Strike $22.00, Expiring 11/24/14	2,999
300	Intercontinental Exchange Coffee C Futures, Strike $200.00, Expiring 11/12/14	210,375
600	Intercontinental Exchange Coffee C Futures, Strike $250.00, Expiring 02/11/15	963,000
300	Intercontinental Exchange Coffee C Futures, Strike $300.00, Expiring 02/11/15	140,625
300	London Metal Exchange Nickel Futures, Strike $25,000.00, Expiring 06/03/15	142,074
500	London Metal Exchange Nickel Futures, Strike $40,000.00, Expiring 12/02/15	34,199
Total Call Options Purchased (Cost $10,190,113)		1,826,271

Contracts		Value
PUT OPTIONS PURCHASED — 0.7%
Commodities — 0.7%
700	Chicago Mercantile Exchange Live Cattle Futures, Strike $166.00, Expiring 02/03/15	1,302,000
250	London Metal Exchange Copper Futures, Strike $6,700.00, Expiring 06/03/15	2,319,688
250	London Metal Exchange Copper Futures, Strike $6,750.00, Expiring 06/03/15	2,478,188
300	London Metal Exchange Nickel Futures, Strike $15,000.00, Expiring 12/03/14	399,024
500	London Metal Exchange Zinc Futures, Strike $2,000.00, Expiring 12/03/14	5,625

90

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2014

Contracts		Value
Commodities (continued)
1,000	London Metal Exchange Zinc Futures, Strike $2,100.00, Expiring 12/03/14	$90,750
1,500	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 12/26/14	1,051,500
Total Put Options Purchased (Cost $9,053,388)		7,646,775

Principal Amount		Value
ASSET-BACKED SECURITIES — 2.9%
UNITED STATES — 2.9%
$35,000,000	GCO Education Loan Funding Trust, Series 2003-2, Class A5AR, 1.97%, 09/01/40(d)	34,300,000
Total Asset-Backed Securities (Cost $34,178,059)		34,300,000
U.S. GOVERNMENT AGENCIES — 52.2%
Federal Home Loan Bank — 52.2%
65,000,000	0.01%, 11/04/14(e)	64,999,946
2,700,000	0.01%, 11/04/14(e)	2,699,999
3,100,000	0.01%, 11/05/14(e)	3,099,995
2,410,000	0.03%, 11/05/14(e)	2,409,992
30,500,000	0.05%, 11/05/14(e)	30,499,831
10,000,000	0.01%, 11/06/14(e)	9,999,958
8,000,000	0.01%, 11/06/14(e)	7,999,989
20,820,000	0.06%, 11/07/14(e)	20,819,792
19,000,000	0.01%, 11/10/14(e)	18,999,953
17,000,000	0.02%, 11/12/14(e)	16,999,896
10,000,000	0.02%, 11/12/14(e)	9,999,847
14,155,000	0.05%, 11/12/14(e)	14,154,783
365,000	0.07%, 11/12/14(e)	364,993
24,500,000	0.01%, 11/13/14(e)	24,499,907
5,000,000	0.01%, 11/14/14(e)	4,999,982
1,100,000	0.02%, 11/14/14(e)	1,099,994
1,800,000	0.02%, 11/14/14(e)	1,799,990
42,000,000	0.03%, 11/14/14(e)	41,999,545
8,150,000	0.05%, 11/14/14(e)	8,149,853
5,000,000	0.06%, 11/14/14(e)	4,999,892
2,900,000	0.02%, 11/17/14(e)	2,899,987
7,000,000	0.02%, 11/17/14(e)	6,999,953
35,000,000	0.06%, 11/17/14(e)	34,999,067
12,300,000	0.04%, 11/19/14(e)	12,299,900
3,000,000	0.04%, 11/19/14(e)	2,999,940
800,000	0.02%, 11/21/14(e)	799,991
1,370,000	0.06%, 11/21/14(e)	1,369,955
250,000	0.07%, 11/21/14(e)	249,991
90,800,000	0.03%, 11/25/14(e)	90,799,092
22,000,000	0.02%, 12/01/14(e)	21,999,725
1,100,000	0.05%, 12/05/14(e)	1,099,948
22,000,000	0.01%, 12/09/14(e)	21,999,536
8,000,000	0.01%, 12/09/14(e)	7,999,916
12,300,000	0.03%, 12/18/14(e)	12,299,599
Principal Amount		Value
Federal Home Loan Bank (continued)
24,000,000	0.04%, 01/05/15(e)	$23,998,752
53,000,000	0.04%, 01/06/15(e)	52,997,191
240,000	0.05%, 01/07/15(e)	239,987
11,000,000	0.03%, 01/08/15(e)	10,999,395
12,000,000	0.04%, 01/12/15(e)	11,999,304
Total U.S. Government Agencies (Cost $609,647,614)		609,649,366
U.S. GOVERNMENT SECURITIES — 3.6%
U.S. Treasury Bills — 3.6%
12,330,000	0.02%, 11/06/14(e)	12,329,966
29,180,000	0.02%, 11/13/14(e)	29,179,805
Total U.S. Government Securities (Cost $41,509,771)		41,509,771

Shares
CASH SWEEP — 0.4%
4,900,980	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	4,900,980
Total Cash Sweep (Cost $4,900,980)		4,900,980
TOTAL INVESTMENTS — 97.1% (Cost $1,186,778,091)(a)		1,134,393,746
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%		33,704,118
NET ASSETS — 100.0%		$1,168,097,864
PUT OPTIONS WRITTEN — (0.1)%
Commodities — (0.1)%
(700)	Chicago Mercantile Exchange Live Cattle Futures, Strike $ 162.00, Expiring 02/03/15	(847,000)
Total Put Options Written (Premiums received $(823,200))		$(847,000)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
350	London Metal Exchange Nickel, December 2014	$7,346,253
500	Intercontinental Exchange Brent Crude Oil, December 2015	(1,276,000)
250	Intercontinental Exchange Brent Crude Oil, December 2017	(1,375,000)
	Net unrealized appreciation	$4,695,253

91

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2014

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
650	COMEX Gold, December 2014	$(5,342,659)
1,000	Intercontinental Exchange Brent Crude Oil, December 2014	(867,500)
822	Intercontinental Exchange Cotton No. 2, December 2014	(7,339,249)
500	London Metal Exchange Nickel, December 2014	(2,649,000)
40	Intercontinental Exchange Rotterdam Coal, January 2015	(412,750)
650	London Metal Exchange Nickel, January 2015	1,988,244
500	London Metal Exchange Zinc, January 2015	740,250
480	New York Mercantile Exchange Natural Gas, January 2015	667,200
50	New York Mercantile Exchange Platinum, January 2015	(218,133)
94	Chicago Mercantile Exchange Lean Hogs, February 2015	(174,360)
375	Chicago Mercantile Exchange Live Cattle, February 2015	1,512,495
40	Intercontinental Exchange Rotterdam Coal, February 2015	(428,750)
1,250	Intercontinental Exchange Brent Crude Oil, March 2015	(445,000)
40	Intercontinental Exchange Rotterdam Coal, March 2015	(428,750)
40	Intercontinental Exchange Rotterdam Coal, April 2015	(436,750)
40	Intercontinental Exchange Rotterdam Coal, May 2015	(436,750)
200	Intercontinental Exchange Brent Crude Oil, June 2015	(192,000)
40	Intercontinental Exchange Rotterdam Coal, June 2015	(436,750)
500	London Metal Exchange Copper, June 2015	(793,562)
40	Intercontinental Exchange Rotterdam Coal, July 2015	(396,750)
300	New York Mercantile Exchange Gasoline, July 2015	(6,511,050)
40	Intercontinental Exchange Rotterdam Coal, August 2015	(396,750)
300	New York Mercantile Exchange Gasoline, August 2015	(6,326,460)
40	Intercontinental Exchange Rotterdam Coal, September 2015	(396,750)
40	Intercontinental Exchange Rotterdam Coal, October 2015	(354,750)
40	Intercontinental Exchange Rotterdam Coal, November 2015	(354,750)
400	Intercontinental Exchange Brent Crude Oil, December 2015	(3,959,528)

FUTURES CONTRACTS: LONG POSITIONS (Continued)

Contracts		Unrealized Appreciation/ (Depreciation)
40	Intercontinental Exchange Rotterdam Coal, December 2015	$(354,750)
100	New York Mercantile Exchange West Texas Intermediate Brent Crude Oil, December 2015	114,000
300	Intercontinental Exchange Brent Crude Oil, December 2016	(3,596,130)
528	Intercontinental Exchange Brent Crude Oil, December 2017	(3,046,870)
	Net unrealized depreciation	$(41,274,312)

Cash collateral of $10,292,424 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on an Energy basket of the Energy (ex Natural Gas) Metals Relative Value Index (EMRVI) paying an amount if the final index value of the basket is under the initial index value and receiving an amount if the final index value of the basket is over the initial index value on the termination date, expiring 08/27/15 (Underlying notional amount $24,420,501)	$(3,277,523)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME December 2014 Lean Hogs Futures contracts on the termination date, expiring 12/09/14 (Underlying notional amount $21,949,979)	(859,189)

92

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2014

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME February 2015 Lean Hogs Futures contracts on the termination date, expiring 02/10/15 (Underlying notional amount $23,420,672)	$(668,552)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, paying a fixed amount per pound and receiving the closing settlement price of CME February 2015 Live Cattle Futures contracts on the termination date, expiring 02/04/15 (Underlying notional amount $16,263,516)	1,077,325
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, paying a fixed amount per pound and receiving the closing settlement price of ICE December 2014 Cotton Futures contracts on the termination date, expiring 11/18/14 (Underlying notional amount $11,616,735)	(1,949,235)
$(5,677,174)
Unrealized Appreciation
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on a Metals basket of the Energy (ex Natural Gas) Metals Relative Value Index (EMRVI) paying an amount if the final index value of the basket is under the initial index value and receiving an amount if the final index value of the basket is over the initial index value on the termination date, expiring 08/27/15 (Underlying notional amount $24,878,403)	$1,741,990

(a)	Cost for federal income tax purposes is $1,530,375,032 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$10,906,714
Unrealized depreciation	(396,955,313)
Net unrealized depreciation	$(386,048,599)

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid.
These securities, or portions thereof have a value of $25,081,918 or 2.15% of net assets.
(d)	Variable rate security. Rate shown is the rate as of October 31, 2014.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Rate shown represents current yield at October 31, 2014.

REIT — Real Estate Investment Trust

93

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	October 31, 2014

Principal Amount		Value
CORPORATE BONDS — 48.0%
Banks — 12.8%
$1,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 02/12/16	$1,004,480
3,800,000	Bank of America NA, 1.25%, 02/14/17	3,804,792
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,072,243
3,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.55%, 09/09/16(b)	3,025,653
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,014,606
10,500,000	Citigroup, Inc., 1.35%, 03/10/17	10,499,685
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,175,865
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,052,294
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,367,521
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,188,709
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,389,267
12,295,000	JPMorgan Chase & Co. MTN, 1.36%, 09/22/15(c)	12,387,335
6,125,000	KFW, 1.25%, 02/15/17	6,192,240
1,000,000	Mizuho Bank Ltd., 1.30%, 04/16/17(b)	995,843
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	300,958
3,000,000	Standard Chartered Plc, 5.50%, 11/18/14(b)	3,006,422
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.78%, 04/30/18(c)	3,921,945
10,500,000	Wells Fargo & Co., 1.25%, 07/20/16	10,571,001
		71,970,859
Consumer Discretionary — 1.4%
2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	2,028,572
2,000,000	Hyundai Capital America, 1.45%, 02/06/17(b)	2,001,558
3,000,000	Walt Disney Co. (The), 0.88%, 05/30/17	2,985,705
Principal Amount		Value
Consumer Discretionary (continued)
$1,000,000	Whirlpool Corp., 1.65%, 11/01/17	$1,000,191
		8,016,026
Consumer Staples — 3.4%
11,900,000	Anheuser-Busch Inbev Worldwide Inc, 1.38%, 07/15/17	11,927,132
4,000,000	Coca-Cola Co. (The), 1.80%, 09/01/16	4,082,796
3,000,000	CVS Health Corp., 1.20%, 12/05/16	3,005,214
		19,015,142
Diversified Financials — 11.3%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,609,148
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,018,172
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,023,142
5,000,000	Caterpillar Financial Services Corp. MTN, 0.47%, 02/26/16(c)	5,009,320
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,086,262
1,000,000	Daimler Finance North America LLC, 1.38%, 08/01/17(b)	997,895
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,565,376
10,800,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	11,135,383
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,709,059
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	969,659
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,437,538
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,040,152
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,096,069
12,000,000	Morgan Stanley, 1.75%, 02/25/16	12,107,748
1,000,000	Synchrony Financial, 1.88%, 08/15/17	1,003,443
3,000,000	Toyota Motor Credit Corp., 0.52%, 05/17/16(c)	3,006,909

94

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Diversified Financials (continued)
$1,775,000	Toyota Motor Credit Corp. MTN, 1.13%, 05/16/17	$1,772,419
		63,587,694
Energy — 1.2%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	3,005,286
1,700,000	Occidental Petroleum Corp, 1.75%, 02/15/17	1,721,379
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	998,025
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,021,816
		6,746,506
Health Care — 3.1%
820,000	Celgene Corp., 2.45%, 10/15/15	833,598
3,000,000	Express Scripts Holding Co., 1.25%, 06/02/17	2,980,857
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,108,529
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	508,567
4,000,000	Merck & Co., Inc., 0.59%, 05/18/18(c)	4,015,480
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,034,990
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	1,005,378
		17,487,399
Industrials — 0.9%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,494,222
1,000,000	Amphenol Corp., 1.55%, 09/15/17	1,000,873
312,198	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	316,643
188,000	Tyco International Finance SA, 3.38%, 10/15/15	192,985
		5,004,723
Information Technology — 5.3%
10,000,000	Apple, Inc., 0.49%, 05/03/18(c)	10,013,860
5,000,000	Cisco Systems, Inc., 1.10%, 03/03/17	5,009,010
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,220,888
10,500,000	Hewlett-Packard Co., 2.35%, 03/15/15	10,563,074
Principal Amount		Value
Information Technology (continued)
$1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	$2,160,120
		29,966,952
Insurance — 1.6%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,076,978
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,040,455
		9,117,433
Materials — 1.6%
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,035,686
8,000,000	Rio Tinto Finance USA Plc, 2.00%, 03/22/17	8,112,240
		9,147,926
Telecommunication Services — 3.8%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,095,160
12,000,000	NBC Universal Media LLC, 2.88%, 04/01/16	12,368,604
5,000,000	Verizon Communications, Inc., 1.35%, 06/09/17	4,990,660
		21,454,424
Utilities — 1.6%
5,000,000	Consolidated Edison Co. of New York, Inc., 5.38%, 12/15/15	5,271,720
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,006,008
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,523,726
		8,801,454
Total Corporate Bonds (Cost $268,673,019)		270,316,538
ASSET-BACKED SECURITIES — 6.4%
CAYMAN ISLANDS — 3.8%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.42%, 07/13/25(b)(c)	8,421,035
2,500,000	BlueMountain CLO Ltd., Series 2005-1A, Class B, 0.70%, 11/15/17(b)(c)	2,466,600
3,000,000	Gallatin CLO III Ltd. Series 2007-1A, Class A2L, 0.57%, 05/15/21(b)(c)	2,927,820

95

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
CAYMAN ISLANDS (continued)
$6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.63%, 10/24/25(b)(c)	$5,978,700
1,722,020	Vitesse CLO Ltd., Series 2006-1A, Class A1L, 0.48%, 08/17/20(b)(c)	1,713,324
		21,507,479
UNITED STATES — 2.6%
2,500,000	Ally Auto Receivables Trust Series 2014-1, Class A3, 0.97%, 10/15/18	2,501,053
2,000,000	AmeriCredit Automobile Receivables Trust Series 2014-2, Class A3, 0.94%, 02/08/19	1,996,692
1,328,386	Black Diamond CLO Ltd., Series 2005-1X, Class A1, 0.50%, 06/20/17(c)	1,327,024
2,500,000	Fifth Third Auto Trust Series 2014-2, Class A3, 0.89%, 11/15/18	2,497,721
2,050,000	Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/18	2,043,461
2,000,000	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	2,002,239
2,000,000	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.16%, 09/15/17	2,005,072
		14,373,262
Total Asset-Backed Securities (Cost $35,917,250)		35,880,741
MUNICIPAL BONDS — 5.1%
California — 0.8%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,393,274
District Of Columbia — 0.4%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,018,300
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,376,784
		2,395,084
Principal Amount		Value
Georgia — 0.6%
$3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	$3,214,262
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,612,272
Maryland — 0.0%
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	183,455
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,100,508
Minnesota — 0.1%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	40,310
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	621,486
		661,796
New Jersey — 1.6%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,589,895
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 1.90%, 06/15/15	1,008,950
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds (County Guaranty) 2.27%, 06/15/16	102,239

96

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
New Jersey (continued)
$2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	$2,086,716
4,600,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series Q 1.10%, 06/15/16	4,578,426
		9,366,226
New York — 0.5%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,671,956
110,000	New York State Dormitory Authority University & College Improvement Revenue Bonds, Series G 2.83%, 03/15/16	112,710
		2,784,666
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,205,289
Total Municipal Bonds (Cost $28,304,237)		28,916,832
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
2,676,887	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	2,684,791
Total Collateralized Mortgage Obligations (Cost $2,739,662)		2,684,791
U.S. GOVERNMENT AGENCIES — 10.9%
AID-EGYPT — 0.2%
1,000,000	4.45%, 09/15/15	1,036,014
		1,036,014
Fannie Mae — 3.5%
3,200,000	5.00%, 02/13/17	3,507,171
16,000,000	1.00%, 09/27/17	15,989,280
		19,496,451
Freddie Mac — 4.0%
8,500,000	0.88%, 02/22/17	8,528,365
Principal Amount		Value
Freddie Mac (continued)
$13,900,000	1.00%, 03/08/17	$13,983,080
		22,511,445
Ginnie Mae — 0.0%
300	9.00%, 02/15/20	301
		301
Overseas Private Investment Corp. — 1.4%
7,290,098	5.14%, 12/15/23	8,152,837
		8,152,837
Private Export Funding Corp. — 0.9%
1,400,000	4.95%, 11/15/15	1,465,995
3,000,000	5.00%, 12/15/16	3,261,267
500,000	2.25%, 12/15/17	516,950
		5,244,212
Small Business Administration — 0.7%
727,712	4.73%, 02/10/19	776,648
1,088,914	4.11%, 03/10/20	1,162,977
2,020,003	4.08%, 03/10/21	2,137,423
		4,077,048
Tennessee Valley Authority — 0.2%
725,000	6.25%, 12/15/17	837,487
		837,487
Total U.S. Government Agencies (Cost $59,970,956)		61,355,795
U.S. GOVERNMENT SECURITIES — 28.0%
U.S. Treasury Bonds — 3.8%
20,540,000	0.63%, 01/15/24(d)	21,279,352
U.S. Treasury Notes — 24.2%
72,576,000	0.88%, 05/15/17	72,791,478
63,615,000	2.38%, 08/15/24	63,863,480
Total U.S. Government Securities (Cost $157,695,950)		157,934,310
GOVERNMENT BONDS — 0.5%
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,003,940

97

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
SOUTH KOREA — 0.3%
$500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	$502,354
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,475,335
		1,977,689
Total Government Bonds (Cost $2,897,574)		2,981,629

Shares
INVESTMENT COMPANY — 0.2%
1,336,800	SEI Daily Income Trust Government II Fund, Class A, 0.00%(e)	1,336,800
Total Investment Company (Cost $1,336,800)		1,336,800
TOTAL INVESTMENTS — 99.6% (Cost $557,535,448)(a)		$561,407,436
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		2,308,969
NET ASSETS — 100.0%		$563,716,405

(a)	Cost for federal income tax purposes is $560,865,100 and net unrealized appreciation of investments is as follows:

Unrealized appreciation.	$4,459,252
Unrealized depreciation.	(3,916,916)
Net unrealized appreciation	$542,336
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $66,106,668 which is 11.73% of net assets.
(c)	Variable rate security. Rate shown is the rate as of October 31, 2014.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	Rate shown represents current yield at October 31, 2014.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2014

Principal Amount		Value
MUNICIPAL BONDS — 99.3%
Alabama — 1.5%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,916,950
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,694,903
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/24	3,716,869
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,480,975
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,838,310
		19,648,007
Arizona — 1.1%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,406,640
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	402,779
2,010,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,234,175
5,125,000	City of Tempe Public Improvements GO, Series A, 3.00%, 07/01/15	5,220,991
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	233,221
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,430,651
		13,928,457
Arkansas — 0.1%
590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	605,535
Principal Amount		Value
Arkansas (continued)
$910,000	Rogers School District No 30 Refunding GO (State Aid Withholding), 3.00%, 02/01/16	$940,239
		1,545,774
California — 3.1%
5,000,000	Antelope Valley Community College District Refunding GO, Series A, 5.00%, 08/01/24	6,132,550
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/24	2,454,520
6,525,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D, 5.00%, 09/01/25	7,931,333
1,750,000	City & County of San Francisco Courthouse Project Refunding COP, 5.00%, 04/01/16	1,861,948
1,155,000	City & County of San Francisco Juvenile Hall Project Refunding COP, 5.00%, 04/01/16	1,228,885
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,214,469
8,000,000	State of California Refunding GO Notes, 5.00%, 10/01/25	9,760,800
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	10,734,000
		41,318,505
Colorado — 0.9%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 12/01/19	592,950
3,935,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	4,858,584
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	553,104

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Colorado (continued)
$2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	$2,186,800
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,448,769
490,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	595,865
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,740,992
370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	385,240
		12,362,304
Connecticut — 3.5%
2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A- 3, 0.88%, 07/01/49(b)(c)	1,999,680
3,500,000	State of Connecticut Refunding GO, Series C, 5.00%, 12/15/16	3,833,445
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/25	9,747,600
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,456,480
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,418,880
2,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/25	2,436,900
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	6,010,100
Principal Amount		Value
Connecticut (continued)
$1,000,000	University of Connecticut University and College Improvements Revenue Bonds, Series A, 3.00%, 02/15/16	$1,034,410
9,000,000	University of Connecticut University and College Refunding Revenue Bonds, Series A, 4.00%, 02/15/16	9,424,350
		46,361,845
District Of Columbia — 0.5%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,918,700
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,200,470
		7,119,170
Florida — 3.0%
800,000	City of Orlando Stadiums and Arenas Revenue Bonds, Series A, 5.00%, 11/01/23	981,056
1,000,000	County of Sarasota Refunding Revenue Bonds, 5.00%, 10/01/24	1,229,970
220,000	County of Seminole Special Obligation Public Improvements Revenue Bonds, 4.00%, 10/01/15	227,641
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,106,830
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,571,650
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series A, (AMBAC), 5.00%, 07/01/20	1,041,620
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,958,405
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,484,414

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Florida (continued)
$500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	$537,000
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,158,614
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,236,460
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,965,186
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,394,160
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	576,740
1,905,000	State of Florida Refunding GO, Series A, 3.00%, 01/01/16	1,965,636
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,123,007
		39,558,389
Georgia — 3.6%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,348,300
1,000,000	Cobb-Marietta Coliseum & Exhibit Hall Authority Performing Arts Center Project Refunding Revenue Bonds (County GTY), 5.00%, 01/01/19	1,159,300
1,750,000	Douglas County School District Refunding GO (State Aid Withholding), 4.00%, 04/01/16	1,838,708
675,000	Floyd County School District School Improvements GO, (State Aid Withholding), 3.00%, 07/01/15	687,643
970,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 3.00%, 05/01/15	983,454
Principal Amount		Value
Georgia (continued)
$395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	$416,393
375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	453,319
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,129,600
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,153,235
5,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/15	5,174,719
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,420,775
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,784,850
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,394,745
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	529,069
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	691,639
500,000	Newton County School District School Improvements GO (State Aid Withholding), 5.00%, 04/01/15	509,909
5,000,000	State of Georgia Public Improvements GO, Series B, 5.00%, 07/01/16	5,385,200
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,152,554

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Georgia (continued)
$2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	$3,247,015
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,701,945
		47,162,372
Hawaii — 0.0%
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	453,603
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,819,725
Illinois — 1.4%
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	964,026
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,473,730
270,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	272,095
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,595,360
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,896,695
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,356,340
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	3,997,980
2,500,000	State of Illinois School Improvements GO, 3.00%, 02/01/16	2,567,025
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	926,726
		19,049,977
Principal Amount		Value
Indiana — 2.2%
$580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	$609,748
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,128,131
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	705,250
500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	538,710
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	693,960
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	709,410
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	528,112
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	527,972
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,588,220
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,623,591

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Indiana (continued)
$1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	$1,102,496
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/23	913,561
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(b)	5,105,050
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	578,400
1,040,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 01/15/16	1,073,072
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,105,940
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	538,710
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	755,126
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	792,168
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	632,227
Principal Amount		Value
Indiana (continued)
$3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	$3,095,700
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,007,340
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	807,427
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,145,550
1,020,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 3.00%, 07/15/15	1,039,227
895,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 4.00%, 01/15/16	933,020
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	176,679
		29,454,797
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,157,192
Kansas — 0.5%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,552,572

103

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Kansas (continued)
$2,645,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/24	$3,290,962
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,432,657
		7,276,191
Kentucky — 1.3%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,910,410
1,000,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/15	1,038,220
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	8,844,465
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,617,425
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88 , (NATL-RE, FGIC), 5.00%, 11/01/15	1,047,290
685,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/15	691,576
605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	619,000
		17,768,386
Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,143,380
Principal Amount		Value
Maine — 0.6%
$435,000	City of Bath Refunding GO, 2.00%, 09/01/15	$441,464
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	775,915
1,475,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	1,734,630
1,020,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,206,986
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(d)	123,779
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,932,444
1,795,000	Maine Municipal Bond Bank Refunding Revenue Bonds, Series C, 5.00%, 11/01/26	2,185,951
		8,401,169
Maryland — 0.9%
625,000	Maryland State Department of Transportation Highway Improvement Refunding Revenue Bonds, 4.50%, 03/01/15	633,838
2,030,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, Series A, 3.00%, 06/15/15	2,065,586
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,197,710
1,620,000	State of Maryland Public Improvements GO, Series A, 5.25%, 03/01/15	1,646,876

104

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Maryland (continued)
$1,175,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/15	$1,195,821
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,455,896
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,119,920
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,239,840
		11,555,487
Massachusetts — 9.8%
4,500,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 09/25/15	4,524,435
5,880,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/05/15	5,906,107
2,153,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes, 1.00%, 07/02/15	2,161,526
9,950,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/15	9,993,283
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,845,027
9,650,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/22	11,748,779
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/23	12,103,600
850,000	Commonwealth of Massachusetts Refunding GO, Series A, 5.00%, 08/01/16	918,459
1,000,000	Commonwealth of Massachusetts Refunding GO, Series B (AGM-CR), 5.25%, 08/01/28	1,276,470
2,000,000	Commonwealth of Massachusetts Refunding GO, Series C (AMBAC), 5.50%, 12/01/24	2,589,120
Principal Amount		Value
Massachusetts (continued)
$7,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	$7,536,075
5,900,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	5,926,373
1,000,000	Massachusetts Port Authority Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	1,026,710
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,352,416
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	2,442,580
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,881,915
3,000,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	3,011,430
10,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/07/15	10,044,700
13,000,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/24/15	13,055,380
3,625,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 08/28/15	3,642,146
500,000	Town of Auburn Refunding GO, 2.00%, 06/01/15	505,229
1,275,000	Town of Belmont Municipal Purpose Loan Refunding GO, 4.00%, 04/15/16	1,343,327
1,730,000	Town of Watertown Municipal Purpose Loan Refunding GO, 2.00%, 11/01/15	1,761,434
9,300,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/19/15	9,335,433
		129,931,954

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Michigan — 2.3%
$670,000	Bay City School District Refunding GO (Q-SBLF), 5.00%, 11/01/25	$788,416
945,000	Brighton Area School District School Improvements GO, Series I (Q-SBLF), 5.00%, 05/01/16	1,006,245
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	353,018
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	688,765
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	453,839
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	288,905
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,357,147
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,395,556
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,537,993
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,227,546
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	866,869
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,348,546
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,167,540
2,000,000	Rochester Community School District Refunding GO, (Q-SBLF), 4.00%, 05/01/15	2,037,520
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,335,080
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	347,474
5,000,000	State of Michigan Trunk Line Refunding Revenue Bonds, 5.00%, 11/15/16	5,453,350
Principal Amount		Value
Michigan (continued)
$265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	$270,658
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,080,939
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,173,446
		30,178,852
Minnesota — 2.2%
1,875,000	Clearbrook-Gonvick Independent School District No 2311 Cash Flow Management GO (School District Credit Program), 1.00%, 09/30/15	1,886,025
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	478,071
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,953,999
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,372,151
1,875,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,255,175
1,520,000	State of Minnesota Public Improvements COP, 4.50%, 06/01/16	1,616,338
2,225,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	2,705,378
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,712,893
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,338,142
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,514,844
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,195,010

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Minnesota (continued)
$2,675,000	Warroad Independent School District No 690 Cash Flow Management GO Notes (School District Credit Program), 1.00%, 09/14/15	$2,691,130
		29,719,156
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,054,314
Missouri — 0.8%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,154,620
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	338,787
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	561,170
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,590,812
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,380,900
300,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 4.00%, 03/01/17	323,339
1,250,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	1,543,500
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,207,322
		11,100,450
Principal Amount		Value
Nevada — 0.6%
$1,750,000	Clark County School District School Improvements GO, Series C (AGM), 5.00%, 12/15/15(d)	$1,842,575
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,060,588
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,191,669
		8,094,832
New Hampshire — 0.2%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,637,855
New Jersey — 6.4%
500,000	Bergen County Improvement Authority Public Improvements Revenue Bonds, Series B (County GTY), 4.00%, 02/15/16	523,575
240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	257,986
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	219,755
3,495,000	County of Sussex Public Improvements Refunding GO, 2.00%, 02/15/16	3,570,247
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	269,808
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	7,886,550
735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	767,494

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
New Jersey (continued)
$200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	$245,521
5,300,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	5,656,478
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18(d)	1,242,862
410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, 5.00%, 03/01/18	456,752
1,355,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series DD-1, 5.00%, 12/15/16	1,475,676
750,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series K, (AMBAC), 5.25%, 12/15/16	791,753
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1 (AMBAC), 5.00%, 09/01/17	5,198,350
1,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1(NATL-RE), 5.25%, 09/01/16	1,041,720
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,995,150
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	507,925
Principal Amount		Value
New Jersey (continued)
$11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	$12,894,888
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	534,169
6,225,000	New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund Revenue Bonds, 5.00%, 06/15/16	6,645,748
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(d)	27,076
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,256,779
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(d)	16,246
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,745,933
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(d)	46,163
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,526,317
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	11,110,469
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,011,144
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,452,179

108

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
New Jersey (continued)
$825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	$903,449
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(c)	3,163,353
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	344,993
770,000	Township of Montgomery Refunding GO, 3.00%, 08/01/15	785,970
		84,572,478
New Mexico — 0.9%
4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	5,174,312
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,058,380
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	270,278
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/15	822,496
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	849,856
1,000,000	State of New Mexico Public Improvements GO, 5.00%, 03/01/15	1,015,780
3,000,000	State of New Mexico Severance Tax Permanent Fund Public Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	3,230,580
		12,421,682
New York — 26.2%
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(c)	5,583,650
Principal Amount		Value
New York (continued)
$545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	$546,891
3,500,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,204,795
10,000,000	City of New York Refunding GO, Series A, 5.00%, 08/01/25	12,139,100
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,583,650
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,199,474
800,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	961,096
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,815,193
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	2,019,245
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,466,920
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	11,167,300
9,730,000	City of New York Refunding GO, Series G, 5.00%, 08/01/19	11,384,100
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	11,944,900
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	22,225,345
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,628,162
2,047,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/15	2,071,441
2,175,000	County of Rockland Public Improvements GO, Series C, (AGM), 3.00%, 05/01/16	2,243,382
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,276,580

109

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
New York (continued)
$5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	$5,908,550
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,314,447
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,232,023
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,296,412
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,914,475
1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	1,370,475
1,005,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(d)	1,132,605
995,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	1,122,280
1,950,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,211,320
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,205,092
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,498,292
Principal Amount		Value
New York (continued)
$1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	$1,231,188
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,925,399
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,081,290
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,851,747
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	5,169,154
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	597,256
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,546,522
1,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,483,161
6,250,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Series E, (AGM, GO of Corp.) OID, 5.25%, 04/01/16	6,507,563
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	775,047
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,608,980

110

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
New York (continued)
$10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	$12,034,900
750,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	793,223
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	968,040
1,250,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 5.00%, 12/15/17	1,415,950
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(d)	17,303
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,946,451
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	557,403
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,841,622
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,417,026
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	18,015,750
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	5,012,426
Principal Amount		Value
New York (continued)
$1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	$1,253,457
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	9,507,498
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,418,960
2,850,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series G, 5.00%, 03/15/17	3,148,509
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,118,180
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,046,570
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 4.00%, 03/15/16	210,127
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/16	212,843
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,568,731
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,364,920
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,695,780

111

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
New York (continued)
$5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	$5,788,700
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,182,454
410,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/16	436,330
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	441,895
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,595,120
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,743,400
160,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 10/01/15(d)	166,959
765,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	797,918
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,075,600
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,670,137
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	503,935
3,150,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	3,962,732
14,390,000	Sales Tax Asset Receivable Corp. Fiscal 2015 Refunding Revenue Bonds, Series A, 5.00%, 10/15/26	17,811,510
Principal Amount		Value
New York (continued)
$1,345,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/15	$1,382,135
5,980,000	Town of Oyster Bay Public Improvements Refunding Notes GO, Series A, (AGM), 3.00%, 03/01/15	6,032,923
5,000,000	Triborough Bridge & Tunnel Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 05/15/15	5,129,350
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,669,317
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,095,270
		347,495,856
North Carolina — 2.8%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	801,026
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,081,258
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	508,895
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,538,901
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,094,395
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,711,375
245,000	County of Wake Refunding GO, Series D, 4.00%, 02/01/16	256,356
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	3,144,476
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	666,974
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	747,137

112

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
North Carolina (continued)
$675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	$807,847
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,320,479
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,656,286
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	392,714
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,415,260
2,320,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/16	2,460,592
10,000,000	State of North Carolina Refunding Revenue Bonds, Series B, 5.00%, 06/01/24	12,424,300
1,595,000	Town of Cary Public Improvements GO, 5.00%, 03/01/17	1,760,098
		36,788,369
Ohio — 2.5%
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,468,080
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	1,234,410
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,224,360
2,015,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	2,449,051
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,724,480
Principal Amount		Value
Ohio (continued)
$400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	$406,271
400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	421,767
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	378,397
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,117,620
5,000,000	State of Ohio Highway Improvements GO, Series Q, 5.00%, 05/01/16	5,345,750
8,000,000	State of Ohio Highway Improvements GO, Series R, 4.00%, 05/01/16	8,434,480
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	531,340
3,875,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/24	4,146,560
590,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A (AMBAC), 5.00%, 06/01/15	606,290
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,919,297
		33,408,153
Oklahoma — 1.0%
4,400,000	Oklahoma Capital Improvement Authority Refunding Revenue Bonds, Series B, 2.00%, 07/01/16	4,515,324
5,275,000	Tulsa County Independent School District No 3 Broken Arrow Combined Purpose School Improvements GO, 2.00%, 04/01/16	5,396,167

113

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Oklahoma (continued)
$2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	$2,749,332
		12,660,823
Oregon — 0.6%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	625,502
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,444,170
815,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	905,286
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	1,975,621
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,473,966
		7,424,545
Puerto Rico — 0.0%
90,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(d)	93,129
Rhode Island — 0.1%
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	765,588
South Carolina — 0.9%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,517,812
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	948,042
Principal Amount		Value
South Carolina (continued)
$2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	$2,369,830
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,932,145
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	386,001
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	795,396
		11,949,226
Tennessee — 0.2%
1,075,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,276,498
1,100,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,361,492
		2,637,990
Texas — 9.8%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,307,371
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,543,083
95,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/15(d)	96,298
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	864,136
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	440,503
1,435,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,746,280

114

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Texas (continued)
$1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	$1,154,459
600,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	725,394
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,032,304
330,000	City of Richardson Public Improvements GO, (NATL-RE), 5.25%, 02/15/20	334,541
800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	832,648
1,505,000	City of Southlake Refunding GO, 5.00%, 02/15/16	1,596,143
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	276,708
1,710,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,729,631
1,025,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,036,767
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	912,651
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,270,908
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	614,272
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,200,960
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,180,388
3,500,000	Cypress-Fairbanks Independent School District Refunding GO, Series C (PSF-GTD), 5.00%, 02/15/26	4,262,475
4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(b)	4,233,280
Principal Amount		Value
Texas (continued)
$3,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-3 (PSF-GTD), 2.00%, 02/15/44(b)	$3,036,750
2,000,000	Dallas Independent School District Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/29	2,408,160
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	268,586
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(b)	7,815,791
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	560,305
3,115,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26	3,782,046
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	300,889
3,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(b)	3,172,260
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	709,247
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,013,120
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(d)	342,382
1,025,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/15	1,036,039
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	754,135
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,188,000

115

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Texas (continued)
$500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	$530,845
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,386,534
8,000,000	Houston Independent School District School Improvements GO, Series A (PSF-GTD), 1.00%, 06/01/39(b)	8,029,200
265,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	268,866
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,805,640
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	567,650
1,135,000	Mesquite Independent School District School Improvements GO, Series A (PSF-GTD), 2.50%, 08/15/15	1,155,634
12,645,000	Northside Independent School District Refunding GO (PSF-GTD), 1.50%, 08/01/34(b)(c)	12,747,551
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,217,202
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	584,509
1,500,000	Richardson Independent School District School Improvements GO, Series A, (PSF-GTD), 3.00%, 02/15/16	1,552,005
275,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15(d)	278,567
1,255,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/15	1,265,040
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,138,137
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	161,173
Principal Amount		Value
Texas (continued)
$2,600,000	Spring Branch Independent School District School House Improvements GO, (PSF-GTD), 3.00%, 06/15/41(b)	$2,643,628
10,000,000	Texas Public Finance Authority Unemployment Compensation Refunding Revenue Bonds, 5.00%, 07/01/16	10,770,400
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,534,199
1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	1,184,982
1,775,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, Series A, 5.00%, 04/01/16	1,893,748
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(b)	3,228,435
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,245,306
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,621,700
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,329,188
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,670,922
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	161,710
		129,751,681
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,302,909

116

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Utah (continued)
$125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	$130,938
		2,433,847
Virginia — 2.4%
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	186,832
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,567,544
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	654,852
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,554,161
1,225,000	Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, 5.63%, 06/01/15(d)	1,263,563
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	2,374,100
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,999,150
2,640,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/25	3,161,532
1,440,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 09/15/26	1,706,486
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,972,100
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,467,525
Principal Amount		Value
Virginia (continued)
$8,010,000	Virginia Public School Authority School Improvements Revenue Bonds, Series II, 5.00%, 04/15/17	$8,872,196
		31,780,041
Washington — 3.4%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	110,481
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,844,539
705,000	Energy Northwest Columbia Generating Station Refunding Revenue Bonds, Series S, 5.00%, 07/01/15	727,440
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	866,840
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	758,030
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,716,855
1,000,000	Pierce County School District No 403 Bethel Refunding GO, (School Board GTY), 3.00%, 06/01/16	1,040,710
10,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	12,221,200
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,494,471
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,128,820
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	957,992
605,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/15(d)	624,342

117

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2014

Principal Amount		Value
Washington (continued)
$745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	$768,862
2,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	2,416,000
9,375,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/16	10,130,344
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,805,263
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,108,478
		44,720,667
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	139,064
Wisconsin — 1.1%
1,390,000	City of La Crosse Promissory Notes Public Improvements GO, Series A, 3.00%, 12/01/15	1,431,811
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	2,058,711
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	10,694,600
		14,185,122
Total Municipal Bonds (Cost $1,291,732,752)		1,316,030,404
Shares		Value
INVESTMENT COMPANY — 0.9%
12,339,000	SEI Daily Income Trust Government II Fund, Class A, 0.00%(e)	$12,339,000
Total Investment Company (Cost $12,339,000)		12,339,000
TOTAL INVESTMENTS — 100.2% (Cost $1,304,071,752)(a)		1,328,369,404
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,259,993)
NET ASSETS — 100.0%		$1,326,109,411

(a)	Cost for federal income tax purposes is $1,304,150,636 net unrealized appreciation of investments is as follows:

	Unrealized appreciation	$26,357,332
	Unrealized depreciation	(2,138,564)
	Net unrealized appreciation	$24,218,768

(b)	Variable rate security. Rate shown is the rate as of October 31, 2014.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(e)	Rate shown represents current yield at October 31, 2014.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

118

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2014

		LARGE CAP
	LARGE CAP CORE	STRATEGIES	SMALL & MID CAP
	FUND	FUND	FUND
ASSETS:
Investments, at fair value	$1,027,048,786	$12,728,072,823	$6,400,036,009
Foreign currency, at value (Cost $0, $0, and $22,381,814, respectively)	—	—	22,175,536
Cash	9	197	—
Dividends and interest receivable	754,720	16,488,404	6,470,680
Receivable for Fund shares sold	503,656	2,098,713	1,873,817
Receivable for investments sold	34,864,326	9,572,977	6,994,009
Unrealized appreciation on forward foreign currency exchange contracts	—	—	184,798
Prepaid expenses	26,726	87,042	54,948
Total Assets	1,063,198,223	12,756,320,156	6,437,789,797
LIABILITIES:
Bank overdraft	—	—	66,075
Payable for Fund shares redeemed	114,860	1,756,604	615,719
Payable for investments purchased	32,857,793	112,752,619	44,649,242
Deferred tax liability payable (Note 9)	—	5,325,450	585,560
Accrued expenses and other payables:
Investment advisory	567,767	8,357,642	4,247,193
Administration	53,086	604,310	309,484
Shareholder servicing fee	167,606	2,049,599	1,041,052
Custody	13,281	314,938	160,271
Directors	25	296	200
Legal and Audit	27,179	249,745	170,362
Other	23,381	322,907	161,711
Total Liabilities	33,824,978	131,734,110	52,006,869
NET ASSETS	$1,029,373,245	$12,624,586,046	$6,385,782,928
NET ASSETS consist of:
Capital paid-in	$847,684,942	$10,324,379,848	$4,496,019,052
Accumulated undistributed net investment income	12,108,185	78,166,067	18,889,982
Accumulated undistributed net realized gain on investments and foreign currency transactions	44,969,850	312,221,018	289,227,693
Net unrealized appreciation on investments and foreign currency transactions	124,610,268	1,909,819,113	1,581,646,201
NET ASSETS	$1,029,373,245	$12,624,586,046	$6,385,782,928
Net Asset Value, maximum offering price and redemption price per share	$15.00	$13.20	$17.09
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	68,618,394	956,115,828	373,583,909
INVESTMENTS, AT COST	$902,445,916	$10,812,369,773	$4,817,698,982

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2014

	STRATEGIC	REAL
	OPPORTUNITIES	RETURN
	FUND	FUND[a]
ASSETS:
Investments, at fair value	$5,490,769,500	$1,134,393,746
Foreign currency, at value (Cost $8,413,374 and $0, respectively)	8,339,484	—
Cash	172,055	527
Segregated cash for futures contracts (Note 6)	9,981,151	10,292,424
Segregated cash for options written	10,723,950	—
Due from brokers for collateral	3,270,000	2,790,000
Structured option contracts, at value (premium received $5,119,878 and $0, respectively)	139,932,354	—
Dividends and interest receivable	12,843,776	386,739
Receivable for Fund shares sold	1,068,518	249,689
Receivable for investments sold	38,626,851	24,719,690
Unrealized appreciation on swap contracts	13,023,920	2,819,315
Unrealized appreciation on forward foreign currency exchange contracts	30,469,862	—
Variation margin	—	4,296,085
Prepaid expenses	61,763	31,451
Total Assets	5,759,283,184	1,179,979,666
LIABILITIES:
Payable to brokers for collateral	32,560,000	—
Written option contracts, at value (premium received $9,945,609 and $823,200, respectively)	16,519,985	847,000
Structured option contracts, at value (premium received $3,926,904 and $0, respectively)	25,691,933	—
Payable for Fund shares redeemed	370,195	220,956
Payable for investments purchased	35,550,882	2,803,999
Unrealized depreciation on swap contracts	17,522,710	6,754,499
Unrealized depreciation on forward foreign currency exchange contracts	24,553,048	—
Variation margin	1,884,632	—
Deferred tax liability payable (Note 9)	147,909	—
Accrued expenses and other payables:
Investment advisory	4,207,432	809,414
Administration	276,327	71,897
Shareholder servicing fee	929,551	201,505
Custody	42,183	10,521
Directors	161	29
Legal and Audit	359,152	138,445
Other	115,046	23,537
Total Liabilities	160,731,146	11,881,802
NET ASSETS	$5,598,552,038	$1,168,097,864
NET ASSETS consist of:
Capital paid-in	$4,965,279,436	$1,775,785,518
Accumulated undistributed (distributions in excess of) net investment income	81,205,703	(125,162,144)
Accumulated undistributed net realized gain/(loss) on investments, securities sold short, futures contracts, swap contracts, written options and foreign currency transactions	299,862,491	(389,580,412)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	252,204,408	(92,945,098)
NET ASSETS	$5,598,552,038	$1,168,097,864
Net Asset Value, maximum offering price and redemption price per share	$8.20	$7.80
Number of shares authorized	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	682,481,486	149,754,888
INVESTMENTS, AT COST	$5,354,044,866	$1,186,778,091

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2014

	FIXED	MUNICIPAL
	INCOME	BOND
	FUND	FUND
ASSETS:
Investments, at fair value	$561,407,436	$1,328,369,404
Cash	61	86
Dividends and interest receivable	2,626,980	13,630,626
Receivable for Fund shares sold	135,888	58,670
Receivable for investments sold	1,035,155	—
Prepaid expenses	25,710	32,070
Total Assets	565,231,230	1,342,090,856
LIABILITIES:
Payable for Fund shares redeemed	178,754	297,685
Payable for investments purchased	999,940	14,956,996
Accrued expenses and other payables:
Investment advisory	213,242	458,343
Administration	31,759	69,270
Shareholder servicing fee	48,002	112,755
Custody	7,201	16,913
Directors	16	37
Legal and Audit	21,010	35,517
Other	14,901	33,929
Total Liabilities	1,514,825	15,981,445
NET ASSETS	$563,716,405	$1,326,109,411
NET ASSETS consist of:
Capital paid-in	$566,233,301	$1,295,120,622
Accumulated undistributed net investment income	688,399	1,322,142
Accumulated undistributed net realized gain/(loss) on investments	(7,077,283)	5,368,995
Net unrealized appreciation on investments	3,871,988	24,297,652
NET ASSETS	$563,716,405	$1,326,109,411
Net Asset Value, maximum offering price and redemption price per share	$11.22	$12.02
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	50,234,944	110,314,070
INVESTMENTS, AT COST	$557,535,448	$1,304,071,752

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2014

		LARGE CAP
	LARGE CAP CORE	STRATEGIES	SMALL & MID CAP
	FUND	FUND	FUND
INVESTMENT INCOME:
Interest	$—	$129,141	$23,575
Dividends	24,173,962	229,202,722	125,012,810
Foreign tax withheld	(1,169,436)	(9,748,909)	(6,382,196)
Total investment income	23,004,526	219,582,954	118,654,189
EXPENSES:
Investment advisory fees	6,334,166	92,551,067	56,502,996
Shareholder servicing fees	1,872,503	22,669,017	13,294,823
Administration and Accounting fees	441,211	5,094,665	2,999,566
Custodian fees	849,496	4,013,598	1,893,381
Directors fees and expenses	29,831	362,641	210,877
Insurance premiums	20,919	54,851	47,238
Legal and Audit fees	53,230	596,786	380,643
Printing and postage fees	9,420	114,311	67,355
Registration fees	40,633	267,915	49,743
Transfer agent fees	110,810	1,204,958	707,679
Miscellaneous expenses	9,237	95,373	492,636
Total expenses	9,771,456	127,025,182	76,646,937
Expenses waived by Adviser (Note 7)	(409,751)	—	(2,859,336)
Net expenses	9,361,705	127,025,182	73,787,601
NET INVESTMENT INCOME	13,642,821	92,557,772	44,866,588
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	46,742,787	413,240,747	445,798,255
Foreign currency transactions	(2,009)	(4,003,949)	(275,890)
Foreign capital gains tax	—	—	(3,489)
Net change in unrealized appreciation/(depreciation) on:
Investments	22,989,242	568,601,742	(118,253,662)
Foreign currency transactions	7,398	1,103,791	(285,010)
Foreign deferred taxes on unrealized appreciation	—	(4,678,761)	(583,301)
Net realized and change in unrealized gain on investments, foreign currency transactions, net of foriegn deferred taxes	69,737,418	974,263,570	326,396,903
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,380,239	$1,066,821,342	$371,263,491

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2014

	STRATEGIC	REAL
	OPPORTUNITIES	RETURN
	FUND	FUND[a]
INVESTMENT INCOME:
Interest	$91,001,272	$1,533,491
Dividends	40,565,024	4,045,957
Foreign tax withheld	(1,383,898)	—
Total investment income	130,182,398	5,579,448
EXPENSES:
Investment advisory fees	57,588,919	9,734,401
Shareholder servicing fees	11,142,784	2,290,448
Administration and Accounting fees	2,517,730	588,786
Custodian fees	546,183	145,317
Directors fees and expenses	175,657	33,738
Insurance premiums	49,603	24,497
Interest expense	37,127	10,089
Legal and Audit fees	614,891	200,005
Printing and postage fees	78,421	13,960
Registration fees	45,075	30,421
Transfer agent fees	584,322	132,526
Miscellaneous expenses	294,606	38,589
Total expenses	73,675,318	13,242,777
Expenses waived by Adviser (Note 7)	(6,781,489)	(635,214)
Net expenses	66,893,829	12,607,563
NET INVESTMENT INCOME	63,288,569	(7,028,115)
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	335,934,629	29,141,724
Futures contracts	(173,905)	10,712,232
Swap agreements	(5,281,506)	116,952
Written options and structured options	2,826,281	4,467,052
Foreign currency transactions	5,005,681	36,937
Foreign capital gains tax	(26,650)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(88,998,893)	(90,704,244)
Securities sold short	48,094	—
Futures contracts	(617,515)	(29,273,971)
Swap agreements	(3,364,939)	384,256
Written options and structured options	(1,423,048)	1,251,036
Foreign currency transactions	7,197,830	(22,836)
Foreign deferred taxes on unrealized appreciation	195,604	—
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign deferred taxes	251,321,663	(73,890,862)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$314,610,232	$(80,918,977)

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2014

	FIXED	MUNICIPAL
	INCOME	BOND
	FUND	FUND
INVESTMENT INCOME:
Interest	$8,613,499	$23,197,325
Dividends	253	3,831
Total investment income	8,613,752	23,201,156
EXPENSES:
Investment advisory fees	2,414,486	5,246,714
Shareholder servicing fees	1,082,243	2,569,550
Administration and Accounting fees	265,578	596,188
Custodian fees	81,168	192,716
Directors fees and expenses	17,109	40,207
Insurance premiums	19,627	22,908
Legal and Audit fees	35,156	69,566
Printing and postage fees	5,772	13,389
Registration fees	31,421	42,207
Transfer agent fees	69,181	146,070
Miscellaneous expenses	29,031	72,400
Total expenses	4,050,772	9,011,915
Expenses waived by Shareholder Servicing Agent (Note 7)	(541,121)	(1,284,775)
Net expenses	3,509,651	7,727,140
NET INVESTMENT INCOME	5,104,101	15,474,016
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on:
Investments	1,371,527	5,448,105
Net change in unrealized appreciation (depreciation) on:
Investments	(967,011)	4,548,828
Net realized and change in unrealized gain (loss) on investments	404,516	9,996,933
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,508,617	$25,470,949

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	LARGE CAP CORE FUND
	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	OCTOBER 31,	OCTOBER 31,
	2014	2013
FROM OPERATIONS:
Net investment income	$13,642,821	$13,304,175
Net realized gain on investments and foreign currency transactions	46,740,778	54,392,089
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	22,996,640	76,192,864
Net increase in net assets resulting from operations	83,380,239	143,889,128
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,895,279)	(11,135,002)
Capital gains	—	—
Net decrease in net assets from distributions	(12,895,279)	(11,135,002)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	206,307,392	221,715,814
Reinvestment of distributions	2,896,311	2,457,809
Value of capital stock redeemed	(86,173,315)	(90,779,810)
Net increase (decrease) in net assets resulting from capital stock transactions	123,030,388	133,393,813
Net increase (decrease) in net assets	193,515,348	266,147,939
NET ASSETS:
Beginning of year	835,857,897	569,709,958
End of year	$1,029,373,245	$835,857,897
Undistributed net investment income	$12,108,185	$11,362,651
CAPITAL SHARE TRANSACTIONS:
Shares sold	14,328,803	17,739,595
Shares issued as reinvestment of distributions	211,564	215,023
Shares redeemed	(5,980,788)	(7,299,289)
Net increase (decrease) in shares outstanding	8,559,579	10,655,329

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP FUND
FOR THE YEAR ENDED OCTOBER 31, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013

$92,557,772	$62,916,883	$44,866,588	$41,693,970
409,236,798	284,750,579	445,518,876	338,521,382

565,026,772	1,085,539,071	(119,121,973)	939,570,875
1,066,821,342	1,433,206,533	371,263,491	1,319,786,227

(66,469,461)	(31,236,691)	(51,208,459)	(53,962,533)
—	—	(390,542,843)	(308,581,562)

(66,469,461)	(31,236,691)	(441,751,302)	(362,544,095)

2,680,761,383	4,412,084,033	811,371,998	1,221,264,931
11,583,648	6,248,916	209,463,388	166,234,045
(632,528,794)	(401,688,793)	(1,189,215,486)	(596,996,996)

2,059,816,237	4,016,644,156	(168,380,100)	790,501,980
3,060,168,118	5,418,613,998	(238,867,911)	1,747,744,112

9,564,417,928	4,145,803,930	6,624,650,839	4,876,906,727
$12,624,586,046	$9,564,417,928	$6,385,782,928	$6,624,650,839
$78,166,067	$53,606,342	$18,889,982	$20,919,067

213,802,955	400,408,125	47,378,626	77,399,999
964,500	629,297	12,297,298	11,170,334
(49,757,017)	(37,825,445)	(69,106,376)	(38,618,589)
165,010,438	363,211,977	(9,430,452)	49,951,744

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES		REAL RETURN
	FUND		FUND[a]
	FOR THE YEAR	FOR THE YEAR	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED	ENDED	ENDED
	OCTOBER 31,	OCTOBER 31,	OCTOBER 31,	OCTOBER 31,
	2014	2013	2014	2013
FROM OPERATIONS:
Net investment income (loss)	$63,288,569	$135,797,187	$(7,028,115)	$(1,949,414)
Net realized gain/(loss) on investments, securities sold short, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	338,284,530	437,473,349	44,474,897	(294,991,204)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	(86,962,867)	225,466,375	(118,365,759)	(14,028,447)
Net increase/(decrease) in net assets resulting from operations	314,610,232	798,736,911	(80,918,977)	(310,969,065)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(186,482,006)	(163,276,522)	—	(5,157,087)
Capital gains	(153,964,137)	—	—	—
Net decrease in net assets from distributions	(340,446,143)	(163,276,522)	—	(5,157,087)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	630,194,849	1,204,076,069	756,156,658	323,475,277
Reinvestment of distributions	102,748,773	33,120,452	—	1,088,907
Value of capital stock redeemed	(846,246,562)	(3,158,108,066)	(991,248,498)	(661,257,516)
Net increase/(decrease) in net assets resulting from capital stock transactions	(113,302,940)	(1,920,911,545)	(235,091,840)	(336,693,332)
Net increase/(decrease) in net assets	(139,138,851)	(1,285,451,156)	(316,010,817)	(652,819,484)
NET ASSETS:
Beginning of year	5,737,690,889	7,023,142,045	1,484,108,681	2,136,928,165
End of year	$5,598,552,038	$5,737,690,889	$1,168,097,864	$1,484,108,681
Undistributed (distributions in excess of) net investment income	$81,205,703	$173,078,588	$(125,162,144)	$(123,161,439)
CAPITAL SHARE TRANSACTIONS:
Shares sold	78,391,251	154,325,187	86,007,610	35,988,523
Shares issued as reinvestment of distributions	13,105,711	4,381,012	—	115,595
Shares redeemed	(105,589,503)	(397,443,741)	(119,324,028)	(76,030,274)
Net increase/(decrease) in shares outstanding	(14,092,541)	(238,737,542)	(33,316,418)	(39,926,156)

[a]	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE YEAR ENDED OCTOBER 31, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013

$5,104,101	$6,414,825	$15,474,016	$16,277,790

1,371,527	2,887,318	5,448,105	3,492,282

(967,011)	(11,235,922)	4,548,828	(29,075,821)

5,508,617	(1,933,779)	25,470,949	(9,305,749)

(9,650,970)	(9,890,144)	(15,616,330)	(16,152,315)
(1,052,799)	(2,479,758)	(3,570,042)	(10,396,746)
(10,703,769)	(12,369,902)	(19,186,372)	(26,549,061)

134,848,809	131,107,149	337,937,951	398,698,328
3,689,599	4,461,930	4,017,421	6,284,050
(103,070,727)	(79,132,798)	(266,823,072)	(223,184,771)

35,467,681	56,436,281	75,132,300	181,797,607
30,272,529	42,132,600	81,416,877	145,942,797

533,443,876	491,311,276	1,244,692,534	1,098,749,737
$563,716,405	$533,443,876	$1,326,109,411	$1,244,692,534

$688,399	$863,523	$1,322,142	$1,464,456

12,002,312	11,454,110	28,291,690	32,967,330
328,960	388,898	337,895	515,396
(9,157,280)	(6,909,641)	(22,385,830)	(18,488,565)
3,173,992	4,933,367	6,243,755	14,994,161

See Notes to Financial Statements.

128

Old Westbury Funds, Inc.
Large Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$13.92	$11.53	$11.13	$11.48	$10.67

Investment operations:
Net investment income	0.21 [a]	0.24 [a]	0.19 [a]	0.06 [a]	0.05 [a]
Net realized and unrealized gains/(losses) on investments	1.08	2.38	0.25	(0.35)	0.79
Total from investment operations	1.29	2.62	0.44	(0.29)	0.84

Distributions:
Net investment income	(0.21)	(0.23)	(0.04)	(0.06)	(0.03)
Net realized gains	—	—	—	—	—
Total distributions	(0.21)	(0.23)	(0.04)	(0.06)	(0.03)
Net asset value, end of year	$15.00	$13.92	$11.53	$11.13	$11.48
Total return	9.4%	23.1%	3.9%	(2.6)%	7.9%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,029,373	$835,858	$569,710	$511,286	$533,919
Ratio of expenses to average net assets before expense waivers	1.04%	1.06%	1.07%	1.00%[b]	1.01%
Ratio of expenses to average net assets after expense waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.46%	1.91%	1.69%	0.46%	0.41%
Portfolio turnover rate	43%	63%	86%	72%	64%

[a]	Calculated using the average shares method for the period.
[b]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

129

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.09	$9.69	$9.12	$10.11	$8.95

Investment operations:
Net investment income	0.10 [a]	0.11 [a]	0.09 [a]	0.13 [a]	0.09 [a]
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.09	2.36	0.63	(1.04)	1.20
Total from investment operations	1.19	2.47	0.72	(0.91)	1.29

Distributions:
Net investment income	(0.08)	(0.07)	(0.15)	(0.08)	(0.13)
Net realized gains	—	—	—	—	—
Total distributions	(0.08)	(0.07)	(0.15)	(0.08)	(0.13)
Net asset value, end of year	$13.20	$12.09	$9.69	$9.12	$10.11
Total return	9.9%	25.7%	8.0%	(9.1)%	14.6%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$12,624,586	$9,564,418	$4,145,804	$2,444,714	$2,598,797
Ratio of expenses to average net assets before expense waivers	1.12%[b]	1.15%[b]	1.18%	1.08%	1.09%
Ratio of expenses to average net assets after expense waivers	1.12%	1.15%	1.15%	1.05%	1.05%
Ratio of net investment income to average net assets	0.82%	1.00%	0.93%	1.29%	1.02%
Portfolio turnover rate	51%	42%	55%	158%[c]	64%

[a]	Calculated using the average shares method for the period.
[b]	There were no voluntary fee reductions during the period.
[c]	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

130

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$17.30	$14.64	$14.34	$14.78	$12.05

Investment operations:
Net investment income	0.12 [a]	0.12 [a]	0.11 [a]	0.09 [a]	0.04 [a]
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	0.83	3.61	0.95	0.14	2.79
Total from investment operations	0.95	3.73	1.06	0.23	2.83

Distributions:
Net investment income	(0.13)	(0.16)	(0.10)	(0.08)	(0.10)
Net realized gains	(1.03)	(0.91)	(0.66)	(0.59)	—
Total distributions	(1.16)	(1.07)	(0.76)	(0.67)	(0.10)
Net asset value, end of year	$17.09	$17.30	$14.64	$14.34	$14.78
Total return	5.7%	26.8%	8.0%	1.3%	23.7%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$6,385,783	$6,624,651	$4,876,907	$4,737,627	$4,147,915
Ratio of expenses to average net assets before expense waivers	1.15%[b]	1.16%[b]	1.17%[b]	1.18%[b]	1.14%[b]
Ratio of expenses to average net assets after expense waivers	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.67%	0.73%	0.78%	0.62%	0.34%
Portfolio turnover rate	38%	31%	28%	37%	39%

[a]	Calculated using the average shares method for the period.
[b]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

131

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$8.24	$7.51	$7.23	$7.99	$6.98

Investment operations:
Net investment income	0.09 [a]	0.15 [a]	0.22 [a]	0.32 [a]	0.40 [a]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.36	0.76	0.41	(0.48)	0.78
Total from investment operations	0.45	0.91	0.63	(0.16)	1.18

Distributions:
Net investment income	(0.27)	(0.18)	(0.35)	(0.60)	(0.17)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.49)	(0.18)	(0.35)	(0.60)	(0.17)
Net asset value, end of year	$8.20	$8.24	$7.51	$7.23	$7.99
Total return	5.9%	12.3%	9.4%	(2.4)%	17.2%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$5,598,552	$5,737,691	$7,023,142	$4,383,994	$4,033,365
Ratio of expenses to average net assets before expense waivers	1.32%[b]	1.32%[b]	1.35%[b]	1.36%[b]	1.30%[b]
Ratio of expenses to average net assets after expense waivers	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.14%	1.97%	3.09%	4.07%	5.46%
Portfolio turnover rate	82%	61%	122%	84%	62%

[a]	Calculated using the average shares method for the period.
[b]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

132

Old Westbury Funds, Inc.
Real Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2014[a]	2013[a]	2012[a]	2011[a]	2010[a]
Net asset value, beginning of year	$8.11	$9.58	$10.23	$10.50	$9.52

Investment operations:
Net investment income (loss)	(0.05)[b]	(0.01)[b]	0.03 [b]	0.00 [b,c]	0.02 [b]
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(0.26)	(1.44)	(0.65)	0.42	1.05
Total from investment operations	(0.31)	(1.45)	(0.62)	0.42	1.07

Distributions:
Net investment income	—	(0.02)	(0.03)	(0.69)	(0.09)
Total distributions	—	(0.02)	(0.03)	(0.69)	(0.09)
Net asset value, end of year	$7.80	$8.11	$9.58	$10.23	$10.50
Total return	(3.8)%	(15.1)%	(6.1)%	3.9%	11.3%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,168,098	$1,484,109	$2,136,928	$2,747,871	$1,972,934
Ratio of expenses to average net assets before expense waivers	1.16%[d]	1.15%[d]	1.16%[d]	1.15%[d]	1.10%[d]
Ratio of expenses to average net assets after expense waivers	1.10%	1.10%	1.10%	1.10%	1.08%
Ratio of net investment income/(loss) to average net assets	(0.61)%	(0.11)%	0.31%	(0.03)%	0.18%
Portfolio turnover rate	102%	82%	83%	109%	64%

[a]	Consolidated Financial Highlights.
[b]	Calculated using the average shares method for the period.
[c]	Less than $0.01 or $(0.01) per share.
[d]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

133

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.34	$11.66	$11.80	$11.94	$11.77

Investment operations:
Net investment income	0.11 [a]	0.14 [a]	0.20 [a]	0.27 [a]	0.31 [a]
Net realized and unrealized gains/(losses) on investments	(0.01)	(0.18)	0.20	(0.06)	0.45
Total from investment operations	0.10	(0.04)	0.40	0.21	0.76

Distributions:
Net investment income	(0.20)	(0.22)	(0.28)	(0.32)	(0.48)
Net realized gains	(0.02)	(0.06)	(0.26)	(0.03)	(0.11)
Total distributions	(0.22)	(0.28)	(0.54)	(0.35)	(0.59)
Net asset value, end of year	$11.22	$11.34	$11.66	$11.80	$11.94
Total return	0.9%	(0.3)%	3.5%	1.9%	6.7%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$563,716	$533,444	$491,311	$457,065	$427,445
Ratio of expenses to average net assets before expense waivers	0.75%	0.75%	0.76%	0.76%	0.78%
Ratio of expenses to average net assets after expense waivers	0.65%	0.65%	0.66%	0.66%	0.68%
Ratio of net investment income to average net assets	0.94%	1.26%	1.69%	2.29%	2.63%
Portfolio turnover rate	65%	78%	64%	76%	26%

[a]	Calculated using the average shares method for the period.

See Notes to Financial Statements.

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.96	$12.33	$11.96	$12.19	$11.76

Investment operations:
Net investment income	0.14 [a]	0.17 [a]	0.19 [a]	0.21 [a]	0.37 [a]
Net realized and unrealized gains/(losses) on investments	0.10	(0.25)	0.40	(0.16)	0.49
Total from investment operations	0.24	(0.08)	0.59	0.05	0.86

Distributions:
Net investment income	(0.15)	(0.17)	(0.19)	(0.22)	(0.43)
Net realized gains	(0.03)	(0.12)	(0.03)	(0.06)	—
Total distributions	(0.18)	(0.29)	(0.22)	(0.28)	(0.43)
Net asset value, end of year	$12.02	$11.96	$12.33	$11.96	$12.19
Total return	2.0%	(0.7)%	5.0%	0.5%	7.4%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,326,109	$1,244,693	$1,098,750	$936,056	$787,486
Ratio of expenses to average net assets before expense waivers	0.70%	0.71%	0.73%	0.73%	0.76%
Ratio of expenses to average net assets after expense waivers	0.60%	0.61%	0.63%	0.63%	0.66%
Ratio of net investment income to average net assets	1.20%	1.38%	1.55%	1.79%	3.09%
Portfolio turnover rate	55%	51%	34%	64%	20%

[a]	Calculated using the average shares method for the period.

See Notes to Financial Statements.

135

Old Westbury Funds, Inc.
Notes To Financial Statements
October 31, 2014

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At October 31, 2014, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (formerly known as the Old Westbury Global Small & Mid Cap Fund) (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (formerly known as the Old Westbury Global Opportunities Fund) (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”)(“Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of October 31, 2014, the Subsidiary represented $229,235,671, or 19.62% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

136

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost provided that such value remains consistent with the instruments’s fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices and interpolated to the specific expiration date. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a

137

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 17 days during the year ended October 31, 2014. Effective July 31, 2014, the Large Cap Core Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 4 days during the period ended October 31, 2014. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of October 31, 2014, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the year ended October 31, 2014.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed inappropriate. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

138

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the year ended October 31, 2014, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, swap agreements, futures contracts and written options in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

F. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit

139

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of October 31, 2014, the Real Return Fund held $25,081,918, or 2.15% of net assets, in collectibles.

G. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Real Return Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

140

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund, Strategic Opportunities Fund and Real Return Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has eliminated quantitative easing and, to the extent it raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity that developed markets. Changes in foreign currency exchange rates can affect the value of a Funds’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●      Level 1 - quoted prices in active markets for identical securities.

●      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

141

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

●      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of October 31, 2014 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Investments in Securities
Assets:
Large Cap Core Fund
Equity Securities(b)	$982,430,786	(a)	$—		$—	$982,430,786
Investment Company	44,618,000		—		—	44,618,000
Total	$1,027,048,786		$—		$—	$1,027,048,786

Large Cap Strategies Fund
Equity Securities:(b)	$11,014,549,259	(a)	$102,277,172	(e)	$—	$11,116,826,431
Exchange Traded Funds	1,232,679,090	(a)	—		—	1,232,679,090
U.S. Government Agencies	—		258,993,402		—	258,993,402
Investment Company	119,573,900		—		—	119,573,900
Total	$12,366,802,249		$361,270,574		$—	$12,728,072,823

Small & Mid Cap Fund
Equity Securities:(b)
Australia	$107,252,836		$7,759		$5,035	$107,265,630
Austria	11,787,526		—		—	11,787,526
Bahamas	86,927		—		—	86,927
Belgium	17,331,836		—		—	17,331,836
Bermuda	48,478,767		—		—	48,478,767
Brazil	57,267,107		—		—	57,267,107
Cambodia	237,086		—		—	237,086
Canada.	143,429,114		—		728	143,429,842
Cayman Islands	24,702		—		—	24,702
Chile	4,243,240		—		—	4,243,240
China	78,854,578		—		477,038	79,331,616
Columbia	2,349,018		—		—	2,349,018
Cyprus	279,602		—		—	279,602
Denmark	41,745,695		—		—	41,745,695
Faeroe Islands	183,030		—		—	183,030
Finland	29,101,682		—		—	29,101,682
France	127,085,647		—		—	127,085,647
Gabon	24,226		—		—	24,226
Georgia	179,534		—		—	179,534
Germany	146,492,649		—		—	146,492,649
Gibraltar	49,686		—		—	49,686
Greece	1,153,688		—		—	1,153,688
Guernsey	4,302,649		—		—	4,302,649
Hong Kong	77,242,037		—		3,079,567	80,321,604
Hungary	34,082		—		—	34,082
India	94,947,504		—		10,683	94,958,187
Indonesia	30,356,729		—		112,422	30,469,151
Ireland	38,682,746		699,654		—	39,382,400
142

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Isle of Man	$27,346	$—	$—	$27,346
Israel	126,344,483	—	—	126,344,483
Italy	32,098,870	—	—	32,098,870
Japan	328,027,858	—	—	328,027,858
Jersey Channel Islands	1,138,276	—	—	1,138,276
Luxembourg	7,177,169	—	—	7,177,169
Malaysia	44,553,866	—	—	44,553,866
Malta	547,882	—	—	547,882
Mexico	34,569,191	—	354,957	34,924,148
Netherlands	58,199,515	—	—	58,199,515
New Zealand	26,944,232	—	—	26,944,232
Norway	8,612,901	—	—	8,612,901
Peru	4,172,291	—	—	4,172,291
Philippines	13,668,424	—	—	13,668,424
Poland	8,729,773	—	—	8,729,773
Portugal	3,784,889	—	—	3,784,889
Qatar	2,767,958	—	—	2,767,958
Singapore	103,326,146	—	—	103,326,146
South Africa	41,853,856	—	3,079	41,856,935
South Korea	75,137,732	—	2,478	75,140,210
Spain	33,323,453	—	—	33,323,453
Sweden	46,798,023	—	—	46,798,023
Switzerland	95,711,871	—	—	95,711,871
Taiwan	71,305,195	—	23,341	71,328,536
Thailand	154,249	23,442,162	—	23,596,411
Turkey	9,743,373	—	—	9,743,373
United Arab Emirates	5,773,806	—	—	5,773,806
United Kingdom	437,108,781	—	—	437,108,781
United States	3,171,856,983	—	—	3,171,856,983
Total Equities	$5,856,662,315	$24,149,575	$4,069,328	$5,884,881,218
Exchange Traded Funds	289,565,133	—	—	289,565,133
Investment Company	43,428,000	—	—	43,428,000
Rights/Warrants
Australia	71	—	—	71
Brazil	15	—	—	15
France	44	—	—	44
Germany	54,599			54,599
Hong Kong	12,021	26,769	—	38,790
Italy	1	—	—	1
Malaysia	111,004	—	—	111,004
Spain	17,240	—	—	17,240
Taiwan	—	82	—	82
Thailand	—	381	—	381
United Kingdom	—	47,465	—	47,465
Total Rights/Warrants	$194,995	$74,697	$—	$269,692
U.S. Government Agencies	—	48,999,190	—	48,999,190
Cash Sweep	132,892,776	—	—	132,892,776
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	184,798	—	184,798
Total	$6,322,743,219	$73,408,260	$4,069,328	$6,400,220,807
143

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Strategic Opportunities Fund
Equity Securities:(b)
Australia	$9,216,445		$—		$—		$9,216,445
Austria	2,311,139		—		—		2,311,139
Belgium	3,856,751		—		—		3,856,751
Bermuda	21,928,676		—		—		21,928,676
Brazil	2,761,430		—		—		2,761,430
Canada	7,349,890		—		—		7,349,890
China	11,421,580		—		—		11,421,580
Denmark	2,086,687		—		—		2,086,687
Finland	4,000,944		—		—		4,000,944
France	5,812,011		—		—		5,812,011
Germany	2,796,453		—		—		2,796,453
Greece	810,256		—		—		810,256
Guernsey	766,963		—		—		766,963
Hong Kong	42,280,618		—		360,406		42,641,024
India	1,300,099		—		—		1,300,099
Indonesia	699,496		—		—		699,496
Ireland	4,111,016		—		—		4,111,016
Italy	5,988,478		—		—		5,988,478
Japan	80,874,457		—		—		80,874,457
Jersey Channel Islands	1,655,155		—		—		1,655,155
Malaysia	14,384,952		—		—		14,384,952
Netherlands	11,981,841		—		—		11,981,841
New Zealand	533,238		—		—		533,238
Norway	5,290,992		—		—		5,290,992
Pakistan	340,898		—		—		340,898
Poland	456,158		—		—		456,158
Puerto Rico	1,498		—		—		1,498
Singapore	21,993,311		—		—		21,993,311
South Africa	3,781,940		—		—		3,781,940
South Korea	11,787,353		—		—		11,787,353
Sweden	4,024,501		—		—		4,024,501
Switzerland	20,592,625		—		—		20,592,625
Taiwan	17,460,193		—		—		17,460,193
Thailand	706,933		—		—		706,933
Turkey	1,084,056		—		—		1,084,056
United Kingdom	14,042,172		—		—		14,042,172
United States	598,579,298		—		258,750		598,838,048
Total Equities	$939,070,503		$—		$619,156		$939,689,659
Closed-End Funds	353,430,910	(a)	—		—		353,430,910
Exchange Traded Funds	128,128,414	(a)	—		—		128,128,414
Preferred Stock	7,041,630	(a)	—		—		7,041,630
Corporate Bonds	—		530,271,353	(a)	5,822,903	(c)	536,094,256
Government Bonds	—		272,121,572	(a)	—		272,121,572
Asset-Backed Securities	—		245,977,991	(a)	—		245,977,991
Non-Agency Mortgage-Backed Securities	—		729,160,064	(a)	—		729,160,064
U.S. Government Agencies	—		2,027,557,377		—		2,027,557,377
U.S. Government Securities	—		167,249,161		—		167,249,161
Cash Sweep	79,645,860		—		—		79,645,860
144

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Other financial instruments - Assets*:
Equity contracts	$7,721,222		$129,016,876		$—	$136,738,098
Foreign exchange currency contracts	—		55,216,140		—	55,216,140
Other financial instruments - Liabilities*:
Equity contracts	(22,062,870)		(37,641,103)		—	(59,703,973)
Interest rate contracts	—		(2,612,650)		—	(2,612,650)
Foreign exchange currency contracts	—		(27,513,938)		—	(27,513,938)
Total	$1,492,975,669		$4,088,802,843		$6,442,059	$5,588,220,571

Real Return Fund
Equity Securities	$ 335,298,137	(a)	$—		$—	$335,298,137
Exchange Traded Funds	38,993,400	(a)	—		—	38,993,400
Collectible Coins	—		—		25,081,918	25,081,918
Commodities	35,187,128	(a)	—		—	35,187,128
Asset-Backed Securities	—		34,300,000	(a)	—	34,300,000
U.S. Government Agencies	—		609,649,366		—	609,649,366
U.S. Government Securities	—		41,509,771		—	41,509,771
Cash Sweep	4,900,980		—		—	4,900,980
Other financial instruments - Assets*:
Commodity contracts	21,841,488		2,819,315		—	24,660,803

Other financial instruments - Liabilities*:
Commodity contracts	(49,794,501)		(6,754,499)		—	(56,549,000)
Total	$386,426,632		$681,523,953		$25,081,918	$1,093,032,503

Fixed Income Fund
Corporate Bonds	$—		$270,316,538	(a)	$—	$270,316,538
Asset-Backed Securities	—		35,880,741	(a)	—	35,880,741
Municipal Bonds	—		28,916,832	(a)	—	28,916,832
Collateralized Mortgage Obligations	—		2,684,791	(a)		2,684,791
U.S. Government Agencies	—		61,355,795		—	61,355,795
U.S. Government Securities	—		157,934,310		—	157,934,310
Government Bonds	—		2,981,629	(a)	—	2,981,629
Investment Company	1,336,800		—		—	1,336,800
Total	$1,336,800		$560,070,636		$—	$561,407,436

Municipal Bond Fund
Municipal Bonds	$—		$1,316,030,404	(a)	$—	$1,316,030,404
Investment Company	12,339,000		—		—	12,339,000
Total	$12,339,000		$1,316,030,404		$—	$1,328,369,404

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At October 31, 2014, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Fund were transferred into Level 2 from Level 1 in the amount of $17,470,629 and out of Level 2 into Level 1 in the amount of $71,275.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
145

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

(d)	The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the year ended October 31, 2014. There were transfers into Level 3 of $4,526,423 and out of Level 3 in the amount of $1,695,879 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of October 31, 2014, the percentage of NAV was 0.06% and 0.12% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.
(e)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

The following table is a reconciliation of the Real Return Fund’s Level 3 investments for the year ended October 31, 2014:

Collectible Coins
Beginning Balance, November 1, 2013	$—
Net realized gain/(loss)	(70,324)
Net change in unrealized appreciation/(depreciation)	(2,072,958)
Sales	(7,700,500)
Transfer into Level 3	34,925,700
Ending Balance, October 31, 2014	$25,081,918

For the year ended October 31, 2014, the change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at October 31, 2014 was $(1,895,434) and is included in net change in unrealized appreciation/(depreciation) on investments on the Statement of Operations. These Level 3 investments represent collectible coins. Transfers into Level 3 in the table above were due to changes in market price observability and/or the significant valuation inputs for the collectible coins during the period.

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-8 “Investment Companies: Amendments to the scope measurement, and disclosure requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The ASU provides that investment companies regulated under the 1940 Act automatically qualify as investment companies, such as the Funds. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years.

In August 2014, FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” Under generally accepted accounting principles (GAAP), a reporting entity’s continued existence is the basis for preparing financial statements as a going concern (commonly referred to as the going concern basis of accounting) unless and until the entity’s liquidation becomes imminent. This ASU provides guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures in the entity’s financial statements. The ASU becomes effective for all entities for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of

146

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of October 31, 2014, the Real Return Fund had over-the-counter derivatives with contingent features in net liability positions in the amount of $690,184. There were no trigger events during the year ended October 31, 2014.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund invests the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of October 31, 2014, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Small & Mid Cap Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Derivatives not subject to a MNA or similar agreement (a)	$184,798	$—	$—	$—	$184,798
Total	$184,798
147

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

Strategic Opportunities Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Barclays Bank Plc	$6,078,565	$(6,078,565)	$—	$—	$—
Bank of America N.A.	8,707,305	(4,902,319)	—	(1,420,000)	2,384,986
Bank of New York Mellon Corp.	706,512	(549,582)	—	—	156,930
BNP Paribus SA	9,589,358	(5,420,362)	—	—	4,168,996
Citibank N.A.	28,448,545	(8,267,845)	(12,394,355)	—	7,786,345
Credit Suisse International	19,384,087	(6,990,892)	—	(9,300,000)	3,093,195
Goldman Sachs International	38,539,437	(4,293,941)	(26,459,182)	—	7,786,314
JPMorgan Chase Bank, N.A.	55,210,056	(20,715,083)	—	(21,840,000)	12,654,973
UBS AG	10,310,135	(7,647,079)	—	—	2,663,056
Derivatives not subject to a MNA or similar agreement (a)	11,124,742	—	—	—	11,124,742
Total	$188,098,742

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank Plc	$6,991,818	$(6,078,565)	$—	$(913,253)	$—
Bank of America N.A.	4,902,319	(4,902,319)	—	—	—
Bank of New York Mellon Corp.	549,582	(549,582)	—	—	—
BNP Paribus SA	5,420,362	(5,420,362)	—	—	—
Citibank N.A.	8,267,845	(8,267,845)	—	—	—
Credit Suisse International	6,990,892	(6,990,892)	—	—	—
Goldman Sachs International	4,293,941	(4,293,941)	—	—	—
JPMorgan Chase Bank, N.A.	20,715,083	(20,715,083)	—	—	—
UBS AG	7,647,079	(7,647,079)	—	—	—
Derivatives not subject to a MNA or similar agreement (a)	20,393,387	—	—	—	20,393,387
Total	$86,172,308
148

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

Real Return Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Cargill, Inc.	$4,121,315	$(4,121,315)	$—	$—	$—
Derivatives not subject to a MNA or similar agreement (a)	12,467,131	—	—	—	$12,467,131
Total	$16,588,446

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Cargill, Inc.	$7,601,499	$(4,121,315)	$—	$(2,790,000)	$690,184
Total	$7,601,499

(a)	Includes derivatives (futures, exchange traded options and forward foreign currency exchange contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Represents the net amount payable to counterparty in the event of default.

(e)	Represents the net amount receivable from counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of October 31, 2014
	Derivative Assets		Derivative Liabilities
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Small & Mid Cap Fund	Location	Value	Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$184,798	Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$184,798		$—
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Strategic Opportunities Fund	Location	Value	Location	Value
Interest Rate Risk			Unrealized depreciation on swap contracts	$2,612,650
Equity Risk	Unrealized appreciation on swap contracts	$12,397,890	Unrealized depreciation on swap contracts	12,933,867
	Structured option contracts, at value	115,812,106	Structured option contracts, at value	24,707,236
	Investments, at value (purchased options)	4,672,606	Written option contracts, at value	16,519,985
			Variation Margin	1,884,632
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	626,030	Unrealized depreciation on swap contracts	1,976,193
	Structured option contracts, at value	24,120,248	Structured option contracts, at value	984,697
	Unrealized appreciation on forward foreign currency exchange contracts	30,469,862	Unrealized depreciation on forward foreign currency exchange contracts	24,553,048
Total		$188,098,742		$86,172,308

149

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Risk	Unrealized appreciation on swap contracts	$2,819,315	Unrealized depreciation on swap contracts	$6,754,499
	Variation Margin	4,296,085
	Investments, at value (purchased options)	9,473,046	Written option contracts, at value	847,000
Total		$16,588,446		$7,601,499

	The Effect of Derivative Instruments on the Statements of Operations
	Year Ended October 31, 2014
	Net Realized Gain (Loss) from Derivatives Recognized in Income
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(2,368,594)	$(2,368,594)
Total	$—	$—	$—	$(2,368,594)	$(2,368,594)

Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$659,635	$659,635
Total	$—	$—	$—	$659,635	$659,635

Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$—	$(1,072,674)	$—	$—	$(1,072,674)
Interest Rate Risk	—	—	(758,802)	—	(758,802)
Equity Risk	193,531,757	898,769	(810,765)	—	193,619,761
Foreign Currency Exchange Risk	1,108,934	—	(3,711,939)	4,695,395	2,092,390
Total	$194,640,691	$(173,905)	$(5,281,506)	$4,695,395	$193,880,675

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$2,703,676	$10,712,232	$116,952	$—	$13,532,860
Total	$2,703,676	$10,712,232	$116,952	$—	$13,532,860

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$1,832,828	$1,832,828
Total	$—	$—	$—	$1,832,828	$1,832,828

Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$48,614	$48,614
Total	$—	$—	$—	$48,614	$48,614

Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$—	$1,069,874	$—	$—	$1,069,874
Interest Rate Risk	—	—	(2,065,323)	—	(2,065,323)
Equity Risk	(23,753,875)	(1,687,389)	(1,065,976)	—	(26,507,240)
Foreign Currency Exchange Risk	23,135,551	—	(233,640)	7,703,131	30,605,042
Total	$(618,324)	$(617,515)	$(3,364,939)	$7,703,131	$3,102,353
150

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$(7,435,699)	$(29,273,971)	$384,256	$—	$(36,325,414)
Total	$(7,435,699)	$(29,273,971)	$384,256	$—	$(36,325,414)

For the year ended October 31, 2014, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Small & Mid Cap Fund	Strategic Opportunities Fund	Real Return Fund
Structured Options (Notional Amounts)	$—	$—	$3,066,643,324	$—
Purchased Options (Cost $)	—	—	1,747,799	11,477,501
Written Options (Premium Received $)	—	—	21,532,791	6,427,067
Futures Long Position (Notional Amounts)	—	—	24,406,737	508,617,167
Futures Short Position (Notional Amounts)	—	—	20,385,776	44,467,243
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	—	—	1,272,736,859	—
Forward Currency Contracts Sold (U.S. Dollar Amounts)	48,382,008	21,381,154	1,132,991,248	—
Currency Swaps (Notional Amount in U.S. Dollars)	—	—	2,034,577	—
Equity Swaps (Notional Amount in U.S. Dollars)	—	—	27,804,607	—
Interest Rate Swaps (Notional Amount in U.S. Dollars)	—	—	25,050,000	—
Index Swaps as buyer (Notional Amount in U.S. Dollars)	—	—	—	137,968,830
Index Swaps as writer (Notional Amount in U.S. Dollars)	—	—	—	39,182,484

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

151

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

As of October 31, 2014, the Small & Mid Cap Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	10,005,778	New Zealand Dollar	12,714,000	Citigroup, Inc.	01/30/15	$184,798
						$184,798

As of October 31, 2014, the Strategic Opportunities Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Hungary Forint	1,104,500,000	U.S. Dollar	4,674,311	Bank of New York Mellon Corp.	11/14/14	$(183,703)
U.S. Dollar	10,000,000	Canadian Dollar	10,899,190	Bank of New York Mellon Corp.	11/18/14	333,723
U.S. Dollar	4,934,910	Japanese Yen	512,332,500	Bank of New York Mellon Corp.	11/28/14	372,789
Euro	5,706,191	U.S. Dollar	7,500,000	Bank of New York Mellon Corp.	12/05/14	(347,660)
Mexican Peso	101,167,500	U.S. Dollar	7,500,000	Bank of New York Mellon Corp.	01/07/15	(18,219)
Euro	325,538	U.S. Dollar	441,000	Barclays Plc	11/05/14	(33,039)
U.S. Dollar	440,258	Euro	325,538	Barclays Plc	11/05/14	32,297
Japanese Yen	5,112,915,000	U.S. Dollar	49,903,617	Barclays Plc	11/06/14	(4,382,626)
Malaysian Ringgit	35,415,000	U.S. Dollar	11,014,182	Barclays Plc	11/06/14	(317,509)
U.S. Dollar	19,964,602	Japanese Yen	2,052,950,000	Barclays Plc	11/07/14	1,686,766
U.S. Dollar	19,930,500	Japanese Yen	2,035,641,500	Barclays Plc	11/14/14	1,805,813
Malaysian Ringgit	64,525,000	U.S. Dollar	20,311,959	Barclays Plc	11/21/14	(859,508)
U.S. Dollar	10,088,385	Canadian Dollar	11,082,030	Barclays Plc	11/28/14	262,365
Indonesian Rupiah	58,725,000,000	U.S. Dollar	4,936,948	Barclays Plc	12/02/14	(95,513)
Malaysian Ringgit	16,230,000	U.S. Dollar	5,112,616	Barclays Plc	12/02/14	(222,967)
U.S. Dollar	246,203	Japanese Yen	25,530,000	Barclays Plc	12/26/14	18,751
Malaysian Ringgit	23,913,750	U.S. Dollar	7,314,415	Barclays Plc	01/09/15	(129,370)
U.S. Dollar	14,412,944	Canadian Dollar	16,128,300	Barclays Plc	01/14/15	130,373
U.S. Dollar	14,454,472	Canadian Dollar	16,186,335	Barclays Plc	01/14/15	120,508
Chilean Peso	100,700,000	U.S. Dollar	173,232	Barclays Plc	02/10/15	(827)
Singapore Dollar	4,400,417	U.S. Dollar	3,513,588	Barclays Plc	02/12/15	(89,093)
Singapore Dollar	1,151,000	U.S. Dollar	922,313	Barclays Plc	02/17/15	(26,581)
U.S. Dollar	1,338,931	Japanese Yen	137,140,000	Barclays Plc	02/25/15	116,318
U.S. Dollar	4,377,854	Japanese Yen	447,710,000	Barclays Plc	02/26/15	386,443
U.S. Dollar	2,327,918	Japanese Yen	238,049,400	Barclays Plc	03/09/15	205,405
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Plc	03/12/15	(57,426)
Indonesian Rupiah	60,800,000,000	U.S. Dollar	5,000,000	Barclays Plc	03/23/15	(101,027)
U.S. Dollar	5,030,340	Indonesian Rupiah	61,345,000,000	Barclays Plc	03/23/15	87,454
U.S. Dollar	1,432,893	Japanese Yen	146,370,000	Barclays Plc	03/25/15	127,583
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Plc	04/13/15	(88,190)
U.S. Dollar	4,967,186	Indonesian Rupiah	60,550,000,000	Barclays Plc	04/13/15	107,544
Chilean Peso	261,700,000	U.S. Dollar	460,496	Barclays Plc	06/04/15	(15,629)
152

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	3,852,508	Japanese Yen	393,370,000	Barclays Plc	06/10/15	$340,522
U.S. Dollar	1,828,245	Japanese Yen	185,480,000	Barclays Plc	07/29/15	170,867
U.S. Dollar	463,238	Japanese Yen	47,210,000	Barclays Plc	08/11/15	41,292
Chinese Offshore Yuan	188,145,000	U.S. Dollar	30,000,000	Barclays Plc	08/19/15	90,168
U.S. Dollar	713,555	Japanese Yen	73,417,000	Barclays Plc	08/24/15	57,230
U.S. Dollar	1,993,134	Japanese Yen	205,823,000	Barclays Plc	08/26/15	153,077
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Plc	10/26/15	(61,144)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Plc	10/26/15	(61,240)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Plc	10/26/15	(61,252)
U.S. Dollar	14,265,342	Swedish Krona	98,313,000	Citibank, N.A.	11/03/14	951,203
Indian Rupee	5,996,000	U.S. Dollar	97,292	Citibank, N.A.	11/07/14	279
Japanese Yen	32,085,087	U.S. Dollar	318,224	Citibank, N.A.	11/10/14	(32,557)
U.S. Dollar	326,366	Japanese Yen	32,085,087	Citibank, N.A.	11/10/14	40,700
Euro	59,661,911	U.S. Dollar	79,999,998	Citibank, N.A.	11/12/14	(5,228,981)
Japanese Yen	47,197,000	U.S. Dollar	468,140	Citibank, N.A.	11/17/14	(47,904)
U.S. Dollar	10,139,763	Canadian Dollar	11,081,960	Citibank, N.A.	11/17/14	311,150
U.S. Dollar	476,641	Japanese Yen	47,197,000	Citibank, N.A.	11/17/14	56,405
U.S. Dollar	1,772,608	Japanese Yen	177,080,000	Citibank, N.A.	11/19/14	195,886
Chilean Peso	974,634,000	U.S. Dollar	1,664,675	Citibank, N.A.	11/24/14	16,913
U.S. Dollar	10,172,470	Canadian Dollar	11,071,950	Citibank, N.A.	11/28/14	355,387
U.S. Dollar	10,159,180	Canadian Dollar	11,111,400	Citibank, N.A.	12/04/14	308,676
U.S. Dollar	2,418,531	Canadian Dollar	2,668,288	Citibank, N.A.	12/10/14	53,422
Hong Kong Dollar	386,050,000	U.S. Dollar	49,806,065	Citibank, N.A.	12/22/14	(23,901)
U.S. Dollar	10,078,715	Canadian Dollar	11,075,500	Citibank, N.A.	12/24/14	265,396
U.S. Dollar	196,963	Japanese Yen	20,420,000	Citibank, N.A.	12/26/14	15,037
U.S. Dollar	187,143	Japanese Yen	19,410,000	Citibank, N.A.	12/26/14	14,216
Swedish Krona	43,658,433	Euro	4,723,201	Citibank, N.A.	01/29/15	(8,931)
U.S. Dollar	1,366,902	Euro	999,800	Citibank, N.A.	01/29/15	113,210
U.S. Dollar	10,000,000	Japanese Yen	1,118,603,200	Citibank, N.A.	02/04/15	29,927
Indian Rupee	6,054,000	U.S. Dollar	96,319	Citibank, N.A.	02/09/15	768
U.S. Dollar	3,947,703	Euro	2,903,000	Citibank, N.A.	02/10/15	307,218
Chilean Peso	422,200,000	U.S. Dollar	738,499	Citibank, N.A.	02/17/15	(15,745)
U.S. Dollar	1,494,747	Euro	1,080,000	Citibank, N.A.	03/10/15	140,129
Chinese Offshore Yuan	93,620,700	U.S. Dollar	15,000,000	Citibank, N.A.	03/17/15	116,424
U.S. Dollar	18,555,802	Euro	13,298,791	Citibank, N.A.	03/17/15	1,874,678
Polish Zloty	10,400,000	Euro	2,406,761	Citibank, N.A.	03/19/15	51,102
U.S. Dollar	2,778,158	Japanese Yen	284,100,000	Citibank, N.A.	06/10/15	241,728
U.S. Dollar	537,497	Euro	398,462	Citibank, N.A.	07/28/15	36,969
U.S. Dollar	354,527	Euro	265,136	Citibank, N.A.	08/10/15	21,419
U.S. Dollar	102,639	Euro	76,711	Citibank, N.A.	08/10/15	6,262
U.S. Dollar	800,089	Euro	620,368	Citibank, N.A.	09/28/15	20,180
Euro	45,895	U.S. Dollar	57,933	Deutsche Bank AG	11/03/14	(419)
Indian Rupee	38,542,000	U.S. Dollar	631,836	Deutsche Bank AG	11/03/14	(4,142)
U.S. Dollar	63,154	Euro	45,895	Deutsche Bank AG	11/03/14	5,639
U.S. Dollar	627,070	Indian Rupee	38,542,000	Deutsche Bank AG	11/03/14	(624)
153

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Chilean Peso	245,910,000	U.S. Dollar	411,772	Deutsche Bank AG	11/06/14	$14,976
Indian Rupee	6,884,000	U.S. Dollar	110,043	Deutsche Bank AG	11/12/14	1,902
Japanese Yen	425,263,000	U.S. Dollar	4,220,973	Deutsche Bank AG	11/14/14	(434,570)
U.S. Dollar	4,280,539	Japanese Yen	425,263,000	Deutsche Bank AG	11/14/14	494,136
Swedish Krona	17,601,656	Euro	1,930,911	Deutsche Bank AG	11/17/14	(36,195)
U.S. Dollar	247,584	Euro	184,184	Deutsche Bank AG	11/17/14	16,749
Malaysian Ringgit	2,056,560	U.S. Dollar	631,098	Deutsche Bank AG	11/19/14	(11,033)
U.S. Dollar	68,367	Euro	50,759	Deutsche Bank AG	11/19/14	4,751
U.S. Dollar	1,431,172	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/14	157,365
U.S. Dollar	628,821	Malaysian Ringgit	2,056,560	Deutsche Bank AG	11/19/14	8,756
Indian Rupee	17,195,000	U.S. Dollar	279,180	Deutsche Bank AG	11/21/14	97
Indian Rupee	22,003,000	U.S. Dollar	357,196	Deutsche Bank AG	11/26/14	(71)
Chilean Peso	309,490,000	U.S. Dollar	543,824	Deutsche Bank AG	11/28/14	(10,634)
Indian Rupee	22,003,000	U.S. Dollar	359,016	Deutsche Bank AG	11/28/14	(1,988)
Singapore Dollar	350,000	U.S. Dollar	278,711	Deutsche Bank AG	11/28/14	(6,316)
Chilean Peso	68,400,000	U.S. Dollar	119,979	Deutsche Bank AG	12/01/14	(2,237)
U.S. Dollar	907,622	Euro	670,000	Deutsche Bank AG	12/04/14	67,826
U.S. Dollar	4,025,258	Euro	2,900,000	Deutsche Bank AG	12/12/14	390,121
U.S. Dollar	119,042	Japanese Yen	12,210,000	Deutsche Bank AG	12/22/14	10,270
Singapore Dollar	1,969,400	U.S. Dollar	1,576,516	Deutsche Bank AG	12/23/14	(43,838)
Malaysian Ringgit	1,633,900	U.S. Dollar	486,961	Deutsche Bank AG	01/08/15	3,989
U.S. Dollar	498,140	Malaysian Ringgit	1,633,900	Deutsche Bank AG	01/08/15	7,191
U.S. Dollar	1,328,522	Euro	971,000	Deutsche Bank AG	01/16/15	111,066
Indian Rupee	18,877,000	U.S. Dollar	302,397	Deutsche Bank AG	01/20/15	1,340
Indian Rupee	74,306,000	U.S. Dollar	1,198,430	Deutsche Bank AG	01/20/15	(2,819)
Indian Rupee	13,777,000	U.S. Dollar	221,576	Deutsche Bank AG	01/22/15	25
Indian Rupee	19,576,733	U.S. Dollar	314,726	Deutsche Bank AG	01/30/15	(267)
Indian Rupee	19,576,733	U.S. Dollar	315,017	Deutsche Bank AG	01/30/15	(557)
Indian Rupee	19,576,733	U.S. Dollar	314,574	Deutsche Bank AG	02/02/15	(268)
Indian Rupee	38,542,000	U.S. Dollar	618,492	Deutsche Bank AG	02/03/15	204
U.S. Dollar	2,137,266	Euro	1,580,000	Deutsche Bank AG	02/09/15	155,893
Chilean Peso	83,490,000	U.S. Dollar	145,301	Deutsche Bank AG	02/17/15	(2,376)
U.S. Dollar	4,137,383	Euro	3,010,100	Deutsche Bank AG	02/25/15	362,215
Chilean Peso	176,590,000	U.S. Dollar	307,434	Deutsche Bank AG	02/26/15	(5,176)
Chilean Peso	225,065,000	U.S. Dollar	388,445	Deutsche Bank AG	03/03/15	(3,249)
U.S. Dollar	147,516	Euro	107,000	Deutsche Bank AG	03/05/15	13,313
U.S. Dollar	2,608,605	Euro	1,900,000	Deutsche Bank AG	03/09/15	225,498
Chilean Peso	237,320,000	U.S. Dollar	403,338	Deutsche Bank AG	03/13/15	2,758
Hungary Forint	884,944,400	Euro	2,773,251	Deutsche Bank AG	03/19/15	109,254
U.S. Dollar	846,947	Euro	615,000	Deutsche Bank AG	03/26/15	75,486
U.S. Dollar	207,423	Euro	150,689	Deutsche Bank AG	03/31/15	18,391
U.S. Dollar	1,902,234	Euro	1,379,000	Deutsche Bank AG	04/07/15	172,261
U.S. Dollar	653,674	Euro	473,488	Deutsche Bank AG	04/07/15	59,677
U.S. Dollar	1,024,494	Euro	742,242	Deutsche Bank AG	04/13/15	93,303
Swedish Krona	28,478,956	Euro	3,111,604	Deutsche Bank AG	04/22/15	(45,564)
U.S. Dollar	458,024	Euro	330,000	Deutsche Bank AG	05/07/15	43,928
Singapore Dollar	350,000	U.S. Dollar	278,829	Deutsche Bank AG	05/29/15	(6,445)
U.S. Dollar	4,100,881	Euro	3,001,450	Deutsche Bank AG	06/10/15	332,921
U.S. Dollar	622,115	Euro	459,000	Deutsche Bank AG	06/15/15	45,859
U.S. Dollar	120,102	Japanese Yen	12,230,000	Deutsche Bank AG	06/22/15	10,890
U.S. Dollar	852,861	Euro	629,000	Deutsche Bank AG	07/22/15	62,802
U.S. Dollar	773,522	Euro	571,000	Deutsche Bank AG	07/23/15	56,305
154

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	1,344,514	Euro	997,000	Deutsche Bank AG	07/27/15	$92,147
Chilean Peso	100,900,000	U.S. Dollar	170,497	Deutsche Bank AG	08/12/15	(659)
Polish Zloty	11,489,000	Euro	2,695,683	Deutsche Bank AG	08/19/15	(10,557)
Chilean Peso	2,170,640,000	U.S. Dollar	3,654,276	Deutsche Bank AG	08/21/15	(3,200)
Chilean Peso	202,500,000	U.S. Dollar	337,894	Deutsche Bank AG	08/27/15	2,554
U.S. Dollar	305,512	Euro	230,990	Deutsche Bank AG	08/31/15	15,225
U.S. Dollar	502,162	Euro	380,000	Deutsche Bank AG	09/02/15	24,600
Chilean Peso	470,475,000	U.S. Dollar	776,874	Deutsche Bank AG	09/08/15	13,350
U.S. Dollar	713,500	Euro	540,850	Deutsche Bank AG	09/08/15	33,737
Chilean Peso	243,930,000	U.S. Dollar	400,082	Deutsche Bank AG	09/09/15	9,598
U.S. Dollar	2,221,294	Euro	1,720,000	Deutsche Bank AG	09/23/15	59,103
U.S. Dollar	1,030,264	Euro	800,000	Deutsche Bank AG	09/28/15	24,528
U.S. Dollar	1,091,641	Euro	860,000	Deutsche Bank AG	10/26/15	10,084
U.S. Dollar	873,438	Euro	684,003	Deutsche Bank AG	10/30/15	13,112
U.S. Dollar	58,126	Euro	45,895	Deutsche Bank AG	11/03/15	393
U.S. Dollar	156,647	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/08/15	11,885
U.S. Dollar	1,569,819	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/15	123,547
U.S. Dollar	355,404	Euro	255,000	Goldman Sachs Group, Inc.	02/09/15	35,625
U.S. Dollar	315,009	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/15	28,315
U.S. Dollar	2,705,573	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/18/15	257,331
U.S. Dollar	205,345	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/15	19,428
U.S. Dollar	2,174,317	Euro	1,580,000	Goldman Sachs Group, Inc.	02/23/15	192,760
U.S. Dollar	517,776	Euro	373,000	Goldman Sachs Group, Inc.	05/07/15	49,723
U.S. Dollar	303,160	Euro	220,000	Goldman Sachs Group, Inc.	05/13/15	27,075
U.S. Dollar	216,315	Euro	157,000	Goldman Sachs Group, Inc.	05/13/15	19,291
U.S. Dollar	659,245	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/15	62,080
U.S. Dollar	939,414	Euro	682,000	Goldman Sachs Group, Inc.	05/14/15	83,541
U.S. Dollar	1,015,879	Euro	740,000	Goldman Sachs Group, Inc.	05/21/15	87,136
U.S. Dollar	1,343,753	Euro	996,000	Goldman Sachs Group, Inc.	07/27/15	92,642
U.S. Dollar	637,802	Euro	475,000	Goldman Sachs Group, Inc.	08/12/15	41,012
Indian Rupee	42,909,500	U.S. Dollar	701,365	HSBC Holdings Plc	11/03/14	(2,541)
U.S. Dollar	349,064	Indian Rupee	21,454,750	HSBC Holdings Plc	11/03/14	(347)
U.S. Dollar	349,064	Indian Rupee	21,454,750	HSBC Holdings Plc	11/03/14	(347)
Indian Rupee	43,702,000	U.S. Dollar	705,059	HSBC Holdings Plc	11/07/14	6,092
Indian Rupee	7,436,000	U.S. Dollar	118,876	HSBC Holdings Plc	11/12/14	2,046
U.S. Dollar	711,339	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/14	86,862
Indian Rupee	18,770,000	U.S. Dollar	302,759	HSBC Holdings Plc	11/13/14	2,431
Malaysian Ringgit	1,244,000	U.S. Dollar	382,064	HSBC Holdings Plc	11/20/14	(7,012)
U.S. Dollar	374,382	Japanese Yen	37,330,000	HSBC Holdings Plc	11/20/14	41,993
U.S. Dollar	379,210	Malaysian Ringgit	1,244,000	HSBC Holdings Plc	11/20/14	4,158
Brazil Real	6,320,000	U.S. Dollar	2,564,935	HSBC Holdings Plc	11/21/14	(26,496)
U.S. Dollar	2,540,704	Brazil Real	6,320,000	HSBC Holdings Plc	11/21/14	2,265
Indian Rupee	21,454,750	U.S. Dollar	347,538	HSBC Holdings Plc	12/03/14	341
U.S. Dollar	983,464	Euro	720,487	HSBC Holdings Plc	12/09/14	80,356
Singapore Dollar	1,574,000	U.S. Dollar	1,256,185	HSBC Holdings Plc	12/22/14	(31,224)
U.S. Dollar	119,055	Japanese Yen	12,230,000	HSBC Holdings Plc	12/22/14	10,104
U.S. Dollar	944,423	Japanese Yen	98,220,000	HSBC Holdings Plc	01/15/15	69,165
U.S. Dollar	1,951,399	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/15	171,631
Indian Rupee	31,983,000	U.S. Dollar	514,176	HSBC Holdings Plc	01/30/15	(435)
Indian Rupee	42,596,000	U.S. Dollar	685,402	HSBC Holdings Plc	01/30/15	(1,185)
Indian Rupee	21,454,750	U.S. Dollar	344,248	HSBC Holdings Plc	02/03/15	155
Singapore Dollar	1,468,000	U.S. Dollar	1,178,170	HSBC Holdings Plc	02/09/15	(35,742)
155

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	2,524,364	Euro	1,856,000	HSBC Holdings Plc	02/10/15	$196,862
U.S. Dollar	4,055,729	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/15	371,044
Singapore Dollar	864,000	U.S. Dollar	691,598	HSBC Holdings Plc	02/17/15	(19,216)
Singapore Dollar	864,000	U.S. Dollar	683,544	HSBC Holdings Plc	02/18/15	(11,162)
U.S. Dollar	502,441	Japanese Yen	51,260,000	HSBC Holdings Plc	02/24/15	45,459
U.S. Dollar	532,092	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/15	47,966
U.S. Dollar	395,931	Euro	288,000	HSBC Holdings Plc	03/09/15	34,702
Mexican Peso	50,041,430	U.S. Dollar	3,778,993	HSBC Holdings Plc	03/10/15	(92,111)
Singapore Dollar	2,488,300	U.S. Dollar	1,969,651	HSBC Holdings Plc	03/16/15	(33,215)
U.S. Dollar	2,589,123	Euro	1,864,543	HSBC Holdings Plc	04/16/15	249,882
U.S. Dollar	2,793,143	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/15	246,044
U.S. Dollar	4,104,458	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/15	364,184
U.S. Dollar	3,992,524	Euro	2,975,000	HSBC Holdings Plc	08/04/15	255,130
U.S. Dollar	3,008,728	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/15	260,039
U.S. Dollar	1,408,892	Japanese Yen	145,609,000	HSBC Holdings Plc	08/25/15	107,171
Mexican Peso	102,610,000	U.S. Dollar	7,633,253	HSBC Holdings Plc	08/27/15	(155,452)
U.S. Dollar	2,263,501	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/15	167,410
Singapore Dollar	2,091,000	U.S. Dollar	1,656,894	HSBC Holdings Plc	09/21/15	(29,330)
U.S. Dollar	2,897,545	Euro	2,263,000	HSBC Holdings Plc	10/20/15	51,750
Malaysian Ringgit	203,590,010	U.S. Dollar	63,332,173	JPMorgan Chase & Co.	11/05/14	(1,774,134)
U.S. Dollar	62,269,463	Malaysian Ringgit	203,590,010	JPMorgan Chase & Co.	11/05/14	711,424
U.S. Dollar	10,830,275	Malaysian Ringgit	35,415,000	JPMorgan Chase & Co.	11/06/14	133,602
U.S. Dollar	19,118,955	Euro	15,000,000	JPMorgan Chase & Co.	11/12/14	320,274
U.S. Dollar	196,398	Euro	147,287	JPMorgan Chase & Co.	11/12/14	11,812
Indian Rupee	2,633,000	U.S. Dollar	43,040	JPMorgan Chase & Co.	11/14/14	(234)
Mexican Peso	535,902,200	U.S. Dollar	40,440,370	JPMorgan Chase & Co.	11/14/14	(678,868)
Indian Rupee	2,633,000	U.S. Dollar	42,862	JPMorgan Chase & Co.	11/18/14	(80)
Polish Zloty	31,055,100	U.S. Dollar	9,873,808	JPMorgan Chase & Co.	11/18/14	(664,143)
U.S. Dollar	244,979	Euro	180,987	JPMorgan Chase & Co.	11/20/14	18,147
U.S. Dollar	572,102	Japanese Yen	57,068,000	JPMorgan Chase & Co.	11/20/14	63,964
Indian Rupee	2,633,000	U.S. Dollar	42,900	JPMorgan Chase & Co.	11/24/14	(153)
Singapore Dollar	12,245,500	U.S. Dollar	9,806,764	JPMorgan Chase & Co.	11/28/14	(276,420)
U.S. Dollar	4,826,183	Indonesian Rupiah	58,725,000,000	JPMorgan Chase & Co.	12/02/14	(15,252)
Malaysian Ringgit	32,400,000	U.S. Dollar	10,125,316	JPMorgan Chase & Co.	12/05/14	(366,219)
U.S. Dollar	788,980	Euro	572,000	JPMorgan Chase & Co.	12/15/14	71,965
Mexican Peso	266,335,000	U.S. Dollar	20,116,016	JPMorgan Chase & Co.	12/19/14	(397,149)
Singapore Dollar	31,700,450	U.S. Dollar	25,172,373	JPMorgan Chase & Co.	12/19/14	(501,508)
U.S. Dollar	12,687,581	Euro	10,000,000	JPMorgan Chase & Co.	01/05/15	150,484
U.S. Dollar	18,764,521	Euro	15,000,000	JPMorgan Chase & Co.	01/06/15	(41,271)
Australian Dollar	5,700,052	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	01/08/15	(8,919)
Euro	10,000,000	U.S. Dollar	12,727,770	JPMorgan Chase & Co.	01/13/15	(189,893)
Euro	10,000,000	U.S. Dollar	12,733,570	JPMorgan Chase & Co.	01/13/15	(195,693)
Japanese Yen	2,154,590,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	01/13/15	(800,366)
Malaysian Ringgit	334,000	U.S. Dollar	100,636	JPMorgan Chase & Co.	01/16/15	(331)
U.S. Dollar	102,163	Malaysian Ringgit	334,000	JPMorgan Chase & Co.	01/16/15	1,859
Euro	10,000,000	U.S. Dollar	12,763,670	JPMorgan Chase & Co.	01/20/15	(225,111)
Euro	10,000,000	U.S. Dollar	12,824,581	JPMorgan Chase & Co.	01/20/15	(286,021)
Mexican Peso	63,915,000	U.S. Dollar	4,701,496	JPMorgan Chase & Co.	01/20/15	21,697
U.S. Dollar	25,497,501	Euro	20,000,000	JPMorgan Chase & Co.	01/20/15	420,382
U.S. Dollar	23,067,190	Canadian Dollar	26,013,470	JPMorgan Chase & Co.	01/29/15	39,390
U.S. Dollar	15,000,000	United Kingdom Pound	9,379,819	JPMorgan Chase & Co.	02/02/15	6,943
156

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	15,000,001	Euro	11,945,024	JPMorgan Chase & Co.	02/03/15	$21,135
Malaysian Ringgit	3,515,000	U.S. Dollar	1,038,742	JPMorgan Chase & Co.	02/04/15	15,550
U.S. Dollar	1,073,816	Malaysian Ringgit	3,515,000	JPMorgan Chase & Co.	02/04/15	19,523
Malaysian Ringgit	203,590,010	U.S. Dollar	61,880,522	JPMorgan Chase & Co.	02/05/15	(819,151)
Malaysian Ringgit	35,415,000	U.S. Dollar	10,761,494	JPMorgan Chase & Co.	02/06/15	(140,344)
U.S. Dollar	4,369,329	Euro	3,186,000	JPMorgan Chase & Co.	02/19/15	373,712
U.S. Dollar	595,191	Japanese Yen	60,600,000	JPMorgan Chase & Co.	03/03/15	54,902
Indonesian Rupiah	61,000,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/12/15	(73,579)
U.S. Dollar	4,917,638	Indonesian Rupiah	61,200,000,000	JPMorgan Chase & Co.	03/12/15	(24,936)
U.S. Dollar	4,896,845	Indonesian Rupiah	61,000,000,000	JPMorgan Chase & Co.	03/12/15	(29,576)
Singapore Dollar	2,807,550	U.S. Dollar	2,215,904	JPMorgan Chase & Co.	03/13/15	(31,021)
U.S. Dollar	16,553,636	Euro	11,944,925	JPMorgan Chase & Co.	03/16/15	1,570,812
Indonesian Rupiah	60,310,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/18/15	(135,422)
U.S. Dollar	4,842,232	Indonesian Rupiah	60,310,000,000	JPMorgan Chase & Co.	03/18/15	(22,346)
Hungary Forint	265,221,440	Euro	831,285	JPMorgan Chase & Co.	03/19/15	32,581
Chinese Offshore Yuan	62,334,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	03/23/15	60,540
Indonesian Rupiah	61,345,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	03/23/15	(57,114)
Indonesian Rupiah	60,550,000,000	U.S. Dollar	5,000,000	JPMorgan Chase & Co.	04/13/15	(140,358)
U.S. Dollar	281,095	Euro	203,185	JPMorgan Chase & Co.	04/22/15	26,170
Malaysian Ringgit	2,115,000	U.S. Dollar	651,330	JPMorgan Chase & Co.	07/31/15	(23,882)
U.S. Dollar	3,999,769	Euro	2,975,000	JPMorgan Chase & Co.	07/31/15	262,570
U.S. Dollar	639,288	Malaysian Ringgit	2,115,000	JPMorgan Chase & Co.	07/31/15	11,839
U.S. Dollar	2,159,446	Euro	1,606,300	JPMorgan Chase & Co.	08/05/15	141,478
U.S. Dollar	2,121,972	Euro	1,584,300	JPMorgan Chase & Co.	08/11/15	131,486
Chinese Yuan	373,770,000	U.S. Dollar	60,000,000	JPMorgan Chase & Co.	08/12/15	40,731
Chinese Offshore Yuan	156,487,500	U.S. Dollar	25,000,000	JPMorgan Chase & Co.	08/19/15	27,161
U.S. Dollar	2,163,103	Euro	1,612,000	JPMorgan Chase & Co.	08/20/15	137,577
U.S. Dollar	2,169,661	Japanese Yen	221,633,000	JPMorgan Chase & Co.	08/20/15	188,470
U.S. Dollar	1,416,435	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/15	107,861
U.S. Dollar	976,518	Euro	737,287	JPMorgan Chase & Co.	08/27/15	50,011
U.S. Dollar	1,089,639	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/15	81,842
U.S. Dollar	703,004	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/31/15	52,857
Chinese Offshore Yuan	125,420,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	09/10/15	32,758
Hungary Forint	348,678,000	Euro	1,107,020	JPMorgan Chase & Co.	09/25/15	15,109
Malaysian Ringgit	15,609,000	Japanese Yen	509,576,096	JPMorgan Chase & Co.	10/08/15	54,181
Malaysian Ringgit	10,882,486	Japanese Yen	351,240,071	JPMorgan Chase & Co.	10/13/15	72,702
Hong Kong Dollar	465,744,000	U.S. Dollar	60,000,000	JPMorgan Chase & Co.	06/12/17	51,213
Japanese Yen	807,305,000	U.S. Dollar	8,008,184	Morgan Stanley	11/13/14	(820,258)
U.S. Dollar	8,124,560	Japanese Yen	807,305,000	Morgan Stanley	11/13/14	936,634
Japanese Yen	57,800,000	U.S. Dollar	573,356	Morgan Stanley	11/14/14	(58,723)
U.S. Dollar	581,700	Japanese Yen	57,800,000	Morgan Stanley	11/14/14	67,067
Swedish Krona	16,704,832	Euro	1,814,668	Morgan Stanley	11/17/14	(11,964)
U.S. Dollar	542,351	Euro	403,000	Morgan Stanley	11/17/14	37,277
157

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Swedish Krona	19,932,831	Euro	2,168,875	Morgan Stanley	11/24/14	$(18,806)
U.S. Dollar	1,130,140	Euro	816,000	Morgan Stanley	03/10/15	106,651
Polish Zloty	4,031,000	Euro	944,470	Morgan Stanley	05/27/15	1,935
U.S. Dollar	936,438	Euro	686,000	Morgan Stanley	06/05/15	75,303
U.S. Dollar	541,038	Euro	403,000	Morgan Stanley	08/17/15	34,676
U.S. Dollar	322,388	Japanese Yen	31,954,500	Standard Chartered Bank	11/17/14	37,870
U.S. Dollar	754,594	Japanese Yen	78,840,000	Standard Chartered Bank	01/14/15	52,041
U.S. Dollar	1,238,743	Japanese Yen	127,990,000	Standard Chartered Bank	01/16/15	98,187
U.S. Dollar	1,629,010	Japanese Yen	166,449,000	Standard Chartered Bank	02/26/15	145,089
U.S. Dollar	493,216	Japanese Yen	50,022,000	Standard Chartered Bank	05/13/15	46,841
Swedish Krona	98,313,000	U.S. Dollar	13,467,534	UBS AG	11/03/14	(153,395)
U.S. Dollar	46,912,642	Japanese Yen	5,112,915,000	UBS AG	11/06/14	1,391,651
U.S. Dollar	16,533,781	United Kingdom Pound	9,814,313	UBS AG	11/07/14	834,767
U.S. Dollar	20,000,002	Euro	15,063,587	UBS AG	11/26/14	1,119,907
Euro	3,840,851	U.S. Dollar	5,000,000	UBS AG	12/05/14	(185,743)
Chinese Offshore Yuan	123,560,000	U.S. Dollar	20,000,000	UBS AG	12/12/14	90,110
Swedish Krona	164,370,000	U.S. Dollar	22,836,427	UBS AG	01/21/15	(572,364)
U.S. Dollar	13,469,963	Swedish Krona	98,313,000	UBS AG	02/03/15	152,949
Japanese Yen	4,500,000,000	U.S. Dollar	41,331,992	UBS AG	02/06/15	(1,222,740)
						$5,916,814

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

158

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	98,633	$61,064,383
Options written	85,798	30,746,451
Options terminated in closing purchase transactions	(49,065)	(30,148,243)
Options exercised	(81,193)	(45,563,958)
Options expired	(15,170)	(6,153,024)
Contracts outstanding at October 31, 2014	39,003	$9,945,609

A summary of the Real Return Fund’s written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	3,300	$8,740,042
Options written	31,534	35,907,256
Options terminated in closing purchase transactions	(31,274)	(41,607,107)
Options exercised	—	—
Options expired	(2,860)	(2,216,991)
Contracts outstanding at October 31, 2014	700	$823,200

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently

159

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

		Next $500 million
	First $500 million of	to $1 billion of	Average net assets
	average net assets	average net assets	exceeding $1 billion
Large Cap Core Fund	0.70%	0.65%	0.60%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

			Average net assets
Small & Mid Cap Fund			0.85%
Real Return Fund			0.85%

		Next $1.25 billion
	First $1.25 billion of	to $2.5 billion of	Average net assets
	average net assets	average net assets	exceeding $2.5 billion
Large Cap Strategies Fund	0.90%	0.85%	0.80%
Strategic Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Oldfield Partners LLP (“Oldfield”) and Sands Capital Management, LLC (“Sands”) as sub-adviser to manage a segment of the Large Cap Strategies Fund. Oldfield and Sands are paid for their services directly by BIM. Effective on August 14, 2014, (the “Effective Date”), Oldfield no longer acts as a sub-adviser for a portion of the Large Cap Strategies Fund’s portfolio. On the Effective Date, BIM assumed the day-to-day investment management responsibility for the portion of the Fund assets managed by Oldfield prior to the Effective Date.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“Shenkman”), BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. Franklin, Shenkman, BlackRock and Muzinich are paid for their services directly by BIM. Effective on April 15, 2014, Shenkman no longer acts as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, BIM assumed day-to-day investment management responsibility for the portion of the Fund assets managed by Shenkman.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

160

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2015. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. For the year ended October 31, 2014, Bessemer waived shareholder servicing fees in the amount of $541,121 respect to the Fixed Income Fund and $1,284,775 with respect to the Municipal Bond Fund.

D. Custody Fees. The Large Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO serves as custodian for the Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments and 0.015% of the average daily net assets of the U.S. investments of Large Cap Core Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund and Municipal Bond Fund or portion thereof for the Small & Mid Cap Fund. BTCO receives a fee of 0.10% of the average daily net assets of the portion of the Real Return Fund for which BTCO serves as custodian. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs, such as charges for moving them to auctions and shipping/vault charges, related to the Real Return Fund’s and the Subsidiary’s investments in collectible coins or bullions or other forms of precious metals. The Strategic Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, excluding collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary, and assets of the Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2015 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Core Fund at 1.00%, the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Real Return Fund at 1.10%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2014, BIM waived $409,751 for the Large Cap Core Fund, $2,859,336 for the Small & Mid Cap Fund, $6,781,489 for the Strategic Opportunities Fund and $635,214 for the Real Return Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $541,121 and $1,284,775, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $120,000 (effective 3/1/14, $95,000 prior to that date) (plus $50,000 for serving as the Board’s Chairperson, $10,000 as the Board’s Vice Chairperson, $20,000 as the Audit Committee Chairperson, $10,000 as the Pricing Committee Liaison, $10,000 as the Risk Management Liaison and $10,000 each as the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

161

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

	Noticed to be
	In-Person
	(whether participating	Noticed to be
	by phone or in-person)	telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense. When cash balances are overdrawn, the Funds are charged by BTCO an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

8.	Securities Transactions:

Investment transactions for the year ended October 31, 2014, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Core Fund	$498,129,205	$387,477,619
Large Cap Strategies Fund	7,774,146,363	5,603,076,321
Small & Mid Cap Fund	2,437,892,685	3,022,855,514
Strategic Opportunities Fund	2,633,829,422	2,956,971,597
Real Return Fund (Consolidated)	508,337,352	836,419,996
Fixed Income Fund	189,712,756	160,290,647
Municipal Bond Fund	776,948,447	688,228,865

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the year ended October 31, 2014 were as follows:

	Purchases	Sales
Fixed Income Fund	$206,143,729	$190,108,156

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from paydowns, real estate investment trusts, passive foreign investment companies, partnerships and the tax treatment of foreign currency gains/losses. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

162

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

Permanent differences as of October 31, 2014, were as follows:

	Increase/(Decrease)		Net Unrealized	Increase/
	Undistributed	Increase/(Decrease)	Appreciation	(Decrease)
	Net Investment Income	Net Realized Gains	(Depreciation)	Paid-in-Capital
Large Cap Core Fund	$(2,008)	$2,008	$—	$—
Large Cap Strategies Fund	(1,528,586)	1,528,586	—	—
Small & Mid Cap Fund	4,312,786	(4,312,786)	—	—
Strategic Opportunities Fund	31,320,552	(31,316,778)	—	(3,774)
Real Return Fund	5,027,410	(17,923,475)	—	12,896,065
Fixed income Fund	4,371,745	(4,371,745)	—	—

By investing in the Subsidiary, the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may also be subject to capital gains tax in India on gains realized upon the sale of Indian securities. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of October 31, 2014, the Large Cap Strategies Fund, the Small & Mid Cap Fund and the Strategic Opportunities Fund recorded liabilities of $5,325,450, $585,560 and $147,909, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2014 was as follows (amounts in thousands):

				Strategic	Real	Fixed	Municipal
	Large Cap	Large Cap Strategies	Small & Mid Cap	Opportunities	Return	Income	Bond
	Core Fund	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$12,895	$66,469	$63,156	$230,891	$—	$9,651	$9
Net Long Term Capital Gains	—	—	378,595	109,555	—	1,053	3,570
Total Taxable Distributions	12,895	66,469	441,751	340,446	—	10,704	3,579
Tax Exempt Distributions	—	—	—	—	—	—	15,607
Total Distributions Paid	$12,895	$66,469	$441,751	$340,446	$—	$10,704	$19,186

The tax character of distributions from the Funds during the year ended October 31, 2013 was as follows (amounts in thousands):

				Strategic	Real	Fixed	Municipal
	Large Cap	Large Cap	Small & Mid Cap	Opportunities	Return	Income	Bond
	Core Fund	Strategies Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$11,135	$31,237	$54,368	$163,277	$5,157	$10,689	$3,423
Net Long Term Capital Gains	—	—	308,176	—	—	1,681	6,977
Total Taxable Distributions	11,135	31,237	362,544	163,277	5,157	12,370	10,400
Tax Exempt Distributions	—	—	—	—	—	—	16,149
Total Distributions Paid	$11,135	$31,237	$362,544	$163,277	$5,157	$12,370	$26,549

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

163

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

As of and during the year ended October 31, 2014, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2014, the components of accumulated earnings/(deficits) on a tax basis were as follows:

				Strategic	Real	Fixed	Municipal
	Large Cap Core	Large Cap Strategies	Small & Mid Cap	Opportunities	Return	Income	Bond
	Fund	Fund	Fund	Fund	Fund*	Fund	Fund
Undistributed Tax Exempt Income	$—	$—	$—	$—	$—	$—	$1,322,141
Undistributed Ordinary Income	12,108,185	78,166,067	37,609,934	201,002,606	—	688,399	—
Undistributed Realized Capital Gains	44,983,288	324,262,636	294,256,195	199,201,768	—	—	5,447,878
Accumulated Earnings	57,091,473	402,428,703	331,866,129	400,204,374	—	688,399	6,770,019
Other Accumulated Earnings	—	—	—	—	—	—
Deferred Qualified Late-Year Losses	—	—	—	—	(4,250,373)	—	—
Capital Loss Carryforwards	—	—	—	—	(389,392,051)	(3,747,632)	—
Unrealized Appreciation/Depreciation	124,596,830	1,897,777,495	1,557,897,747	233,110,412	(214,045,230)	542,337	24,218,768
Other Temporary Differences	—	—	—	(42,184)	—	—	—
Total Accumulated Earnings/(Deficits)	$181,688,303	$2,300,206,198	$1,889,763,876	$633,272,602	$(607,687,654)	$(2,516,896)	$30,988,787

*As explained in Note 2, the Real Return Fund’s accompanying consolidated financial statements include the financial results of Real Return Fund and the Subsidiary in accordance with U.S. GAAP. For U.S. federal income tax purposes however, the Subsidiary is designated as a controlled foreign corporation and treated as a segregated investment of the Real Return Fund. As a result, the taxable income or loss generated by the Subsidiary is not consolidated but rather passes through to the Real Return Fund, based on tax rules for controlled foreign corporations, with a corresponding adjustment to the Real Return Fund’s tax basis in the Subsidiary. This reporting disparity gives rise to differences when calculating distributable earnings/(deficits) under U.S. GAAP and for U.S. federal income taxes and such differences could be material.

At October 31, 2014, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31,
2017
Real Return Fund**	$245,786,188
Fixed Income Fund**	—

**As of October 31, 2014, the Real Return Fund had a short-term and long-term capital loss carryforward of $55,431,184 and $88,174,679, respectively, and Fixed Income Fund had a long-term capital loss carryforward of $3,747,632, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Capital loss carryforwards utilized in the current year were as follows:

Large Cap Core Fund	$1,733,673
Large Cap Strategies Fund	92,156,861
Real Return Fund	22,622,857

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Real Return Fund deferred qualified late-year ordinary losses of $4,250,373, which will be treated as arising on the first business day of the fiscal year ending October 31, 2015.

164

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

10.	Commitments

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of October 31, 2014, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12.	Additional Tax Information (Unaudited)

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2014, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

Large Cap Core Fund	100.00%
Large Cap Strategies Fund	100.00%
Small & Mid Cap Fund	100.00%
Strategic Opportunities Fund	12.13%

Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2014, as Qualified Interest Income as defined in the Code as follows:

Large Cap Core Fund	0.03%
Large Cap Strategies Fund	0.05%
Small & Mid Cap Fund	0.05%
Strategic Opportunities Fund	58.81%
Fixed Income Fund	92.67%
Municipal Bond Fund	53.49%

Qualified Short Term Gain (Unaudited))

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2014, as Qualified Short-Term Gain as defined in the Code as follows:

Strategic Opportunities Fund	0.01%

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2014, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

Large Cap Core Fund	45.95%
Large Cap Strategies Fund	75.45%
Small & Mid Cap Fund	45.18%
Strategic Opportunities Fund	6.49%
165

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2014

Long Term Capital Gain Dividends (Unaudited)

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2014 as follows:

Small & Mid Cap Fund	$378,595,356
Strategic Opportunities Fund	109,555,405
Fixed Income Fund	1,052,421
Municipal Bond Fund	3,570,042

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2014 which were derived from U.S. Treasury securities were as follows:

Large Cap Core Fund	0.02%
Large Cap Strategies Fund	0.04%
Small & Mid Cap Fund	0.02%
Strategic Opportunities Fund	0.21%
Fixed Income Fund	10.84%

Tax Exempt Distributions (Unaudited)

The Municipal Bond Fund designates $15,607,413 as tax exempt dividends paid for the fiscal year ended October 31, 2014.

166

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Old Westbury Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (comprising, respectively, Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund, Strategic Opportunities Fund, Real Return Fund (consolidated), Fixed Income Fund, and Municipal Bond Fund (collectively the “Funds”)), including the portfolios of investments of Large Cap Core Fund, Large Cap Strategies Fund, Strategic Opportunities Fund, Real Return Fund (consolidated), Fixed Income Fund, and Municipal Bond Fund and the condensed portfolio of investments of Small & Mid Cap Fund, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Old Westbury Funds, Inc. at October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 23, 2014

167

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited)

Independent and Interested Directors. The following table sets forth certain information with respect to the Directors of the Corporation, each of which, under current Board policy, may serve until the end of the calandar year during which he or she reaches the applicable mandatory retirement age established by the Board.

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Serves as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years
Interested Director

Jeffrey J. Glowacki[2] 10250 Constellation Boulevard, Suite 2600 Los Angeles, CA 90067 Age: 47	Director	Indefinite term; 2 Years	Managing Director and Western Region Head, Bessemer Trust Company, N.A. (since January 1, 2014); Managing Director and Senior Resident Officer of Bessemer Trust Company, N.A. (2005 - 2013)	7	0

Independent Directors

Eugene P. Beard 630 Fifth Avenue New York, NY 10111 Age: 79	Chairperson & Director	Indefinite term; 16 Years	Chairman and Chief Executive Officer, Westport Asset Fund, Inc.	7	4[3]

Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 69	Vice Chairperson & Director	Indefinite term; 10 Years	Director, various corporate, not- for-profit and foundation boards.	7	1[4]

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 66	Director	Indefinite term; 3 Years	Independent Director; Consultant, Fidelity (2011); Pershing LLC (2010); President, The Dreyfus Family of Funds (2006- 2009); Chief Operating Officer, The Dreyfus Corporation (2006- 2009); Executive Vice President, The Bank of New York Mellon (2008-2009).	7	12[5]

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 65	Director	Indefinite term; 1 Year	General Partner, Rockport Capital Partners (2000-Present).	7	1[6]
168

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Glowacki is deemed an Interested Director by virtue of his positions as Managing Director and Western Region Head of Bessemer Trust Company, N.A.
[3]	Mr. Beard serves, or has served, as Director of the following entities: Cambridge Solutions PLC., Huntsworth PLC., Marc USA Corp., One to One Interactive, Inc., Cambridge Technology, Inc., BBH Fund, Inc., BBH Trust, BBH US Money Market Portfolio, BBH Common Settlement Fund, BBH Common Settlement Fund II, Mattel, Inc., and Catalina Marketing Corporation.
[4]	Ms. Francy serves as Director of Siebert Financial Corp.
[5]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (5), Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Seven Six Seven Agency, Inc.; Mellon Residential Funding Corp.; Mellon United National Bank; Dreyfus Fund International Limited; Man Long Short Fund; GLG International Small Cap Fund; BNY Mellon Funds Trust; Ilex Partners (Asia) LLC; and The Dreyfus Corporation.
[6]	Mr. Ellis serves as Director of Clean Diesel Technologies Inc.
169

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Officers. The table below sets forth certain information with respect to the Officers of the Corporation:

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 56	President & Chief Executive Officer	Indefinite; 2 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010); Managing Director and Global Head, Fixed Income, Deutsche Bank (1999-2010).

Steven L. Williamson 630 Fifth Avenue New York, NY 10111 Age: 61	Chief Legal Officer	Indefinite; 11 Years	Managing Director and General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries (Since 2007).

Don J. Andrews 630 Fifth Avenue New York, NY 10111 Age: 56	Vice President Chief Compliance Officer Chief Risk Management Officer	Indefinite; 9 Years 6 Years 5 Years	Managing Director and Chief Compliance Officer, Bessemer Trust Company, N.A. (Since 2002).

Matthew A. Rizzi 630 Fifth Avenue New York, NY 10111 Age: 41	Vice President Treasurer	Indefinite; Since March 2014 Since April 2014	Senior Vice President and Head of Trust Accounting, Bessemer Trust Company, N.A. (Since 2009).

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 51	Assistant Secretary	Indefinite; 5 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since September 2007).

Richard Murtagh 630 Fifth Avenue New York, NY 10111 Age: 53	Vice President & Assitant Treasurer	Indefinite; Since February 2014	Managing Director and Corporate Controller, Bessemer Trust Company N.A. (Since 2010); Principal and Corporate Controller, Bessemer Trust Company, N.A. (2000 to 2010).
170

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past 5 Years

Donna Israel 630 Fifth Avenue New York, NY 10111 Age: 48	Anti-Money Laundering Officer	Indefinite; Since August 2014	Vice President and Investment Compliance Analyst, Bessemer Trust Company, N.A. (Since 2013); Director of Investment Compliance, Morgan Stanley Investment Management (2006 to 2013).

Andrew J. McNally 760 Moore Road King of Prussia, PA 19406 Age: 43	Vice President Assistant Treasurer	Indefinite; 8 Years 5 Years	Vice President and Senior Director of Fund Accounting & Administration, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (formerly, PNC Global Investment Servicing (U.S.) Inc.) (financial services company) (Since 2007).

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 Age: 47	Secretary	Indefinite; 8 Years	Managing Director and Senior Counsel, BNY Mellon (Since 2010); Vice President and Counsel, BNY Mellon (2008-2010).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 44	Assistant Treasurer	Indefinite; 8 Years	Senior Manager of NAV Operations, BNY Mellon (Since 2008)

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 44	Assistant Secretary	Indefinite; 2 Years	Vice President and Manager of BNY Mellon (Since 2010); Assistant Vice President and Manager, BNY Mellon (2008-2010).

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s Directors and Officers and is available upon request, without charge. To obtain a copy of the SAI, please call (800) 607-2200.

171

Additional Information (Unaudited)

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

172

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

At a meeting held on July 22-23, 2014, the Board of Directors (the “Board” or the “Directors”) of the Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM” or “Adviser”) and the Corporation on behalf of Old Westbury Large Cap Core Fund (“Large Cap Core Fund”), Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”), Old Westbury Small & Mid Cap Fund (“Small & Mid Cap Fund”), Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”), Old Westbury Real Return Fund (“Real Return Fund”), Old Westbury Fixed Income Fund (“Fixed Income Fund”), and Old Westbury Municipal Bond Fund (“Municipal Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), (2) a sub-advisory agreement among BIM, Dimensional Fund Advisors LP (“Dimensional”) and the Corporation on behalf of the Small & Mid Cap Fund, (3) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Small & Mid Cap Fund, (4) a sub-advisory agreement among BIM, Mondrian Investment Partners Limited (“Mondrian”) and the Corporation on behalf of the Small & Mid Cap Fund, (5) a sub-advisory agreement among BIM, Franklin Advisers, Inc. (“Franklin”) and the Corporation on behalf of the Strategic Opportunities Fund, (6) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Strategic Opportunities Fund and (7) a sub-advisory agreement among BIM, Sands Capital Management, LLC (“Sands” and, collectively with Dimensional, Champlain, Mondrian, Franklin, and BlackRock, the “Sub-Advisers”) and the Corporation on behalf of the Large Cap Strategies Fund. At both the meeting of the Board held on July 22-23, 2014 and the meeting of the Board held on April 22-23, 2014, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fee rates charged and services provided by affiliated service providers. The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Fund’s performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial conditions. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received materials and presentations throughout the course of the year relating to the investment management and operation of the Funds.

The Board’s determinations were made on the basis of each Director’s business judgment after consideration of all of the information requested and presented. In reviewing the materials presented, the Board did not identify any single matter or particular information that, in isolation, would be a controlling factor in making a final decision regarding the Agreements. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

The following summary details the materials and factors that the Board considered, among others, and the conclusions that the Board reached, in approving the continuance of the Agreements.

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all investment and management facilities necessary for the efficient conduct of their respective services. The Board further considered the role and efforts of the Adviser in providing oversight of the various Sub-Advisers for the Funds, including in overseeing the service of, and in monitoring the performance of, each Sub-Adviser, as well as determining the appropriate allocation of assets to Sub-Advisers. The Board also considered the Adviser’s role in making recommendations to the Board regarding retaining or replacing Sub-Advisers where appropriate and in conducting the necessary searches and due diligence of prospective new sub-advisers. In this regard, the Board noted the information that it had received regarding the Adviser’s on-going due diligence with respect to each Sub-Adviser, including the Adviser’s review of, among other things, each Sub-Adviser’s investment process, compliance program and performance. The Board also considered the role of the Pricing Committee in the valuation of the Funds’ portfolio instruments, including its role in determining fair values for securities pursuant to the Corporation’s Valuation Policies, as well as its role in selecting and monitoring pricing service providers and, foreign fair value service providers.

In addition, the Board considered that the Adviser manages the overall investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds, both in connection with the Board’s annual review of the Advisory and Sub-Advisory Agreements and at each Board meeting. The Board also noted that it received in-person

173

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)

reports from each Sub-Adviser throughout the year. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors, as well as Counsel to the Independent Directors alone. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with their respective investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s and its affiliates’ efforts to oversee the Funds’ other service providers, including those providing administrative, accounting and custodial services.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds against securities benchmarks as well as against a competitive group of similar funds, based on, in part, information provided by an independent, third-party mutual fund data provider. The Board considered that for some Funds, like the Strategic Opportunities Fund, the investment strategy employed by the Fund was distinct from any securities benchmark and was different than that employed by other funds, making performance comparisons against benchmarks and industry peers difficult or less meaningful. The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the Board placed greater emphasis on longer term performance than on shorter term performance, taking into account that over short periods of time underperformance may be transitory. The Board also considered the performance of the Funds in the context of whether the Funds were meeting the expectations of the clients invested in the Funds. In this regard, the Board considered that the Fixed Income Fund and the Municipal Bond Fund were designed as conservative investment products and that clients were most interested in capital preservation when investing in the Funds. As a result, the Board determined that the Fixed Income Fund and Municipal Bond Fund appeared to be meeting their investment objectives even though both Funds had underperformed their competitive peer groups in recent years.

The Board considered the performance of each of the Sub-Advisers both against comparative benchmarks as well as against similarly managed accounts managed by such Sub-Adviser. In this regard, the Board noted that the recent underperformance by certain Sub-Advisers was the result of a very short period of underperformance and that otherwise performance was competitive. When reviewing Sub-Adviser performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Funds. In evaluating the Funds’ performance, the Board also considered the principal role of the Funds as part of the asset allocation strategy for client accounts maintained by Bessemer and its affiliates.

(3) The cost of the advisory and sub-advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of the advisory and sub-advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a peer group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the applicable advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the sub-advisory agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board noted that Sub-Advisory fee levels were arrived at pursuant to an arms-length negotiation between the Adviser and each Sub-Adviser. The Board also considered fee data from the Sub-Advisers with respect to similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the fees charged in connection with the Funds.

Based on this analysis as well as other factors described herein, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts maintained by Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

174

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to Large Cap Core Fund, Fixed Income Fund and Municipal Bond Fund, and at $1.25 billion and $2.5 billion for the Strategic Opportunities Fund and Large Cap Strategies Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. With respect to the Small & Mid Cap and Real Return Funds, the Board determined that it would continue to monitor whether breakpoints would be appropriate should those Funds continue to grow in size. The Board also noted other areas where each Fund may share in economies of scale, including through potential lower fees charged by third-party service providers based on the combined size of the Funds.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser, the Sub-Advisers and their affiliates from the management of the Funds (such as soft-dollar credits), including the ability to market their advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board considered comparative information relating to the fees charged for these services and reviewed reports from the Adviser and its affiliates regarding their capabilities and experience in providing these services. The Board also discussed the use of the Funds as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that advisory and sub-advisory fees were reasonable in light of these fall-out benefits.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees payable under the Investment Advisory Agreement and Sub-Advisory Agreements were fair and reasonable with respect to the services that BIM and each Sub-Adviser provides, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

175

Investment Adviser:

Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street
New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public Accounting Firm:

Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-AR2014)
(12/14)

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 12 (a)(1).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has three audit committee financial experts serving on its audit committee and those persons (Eugene P. Beard, Patricia L. Francy and J. David Officer) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $810,224 in 2014 and $741,161 in 2013.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $6,857 in 2014 and $6,593 in 2013. Fees for both 2014 and 2013 relate to the review of financial statement data incorporated in the Funds periodic N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $218,344 in 2014 and $177,666 in 2013. Fees for both 2014 and 2013 relate to the review of federal income and excise tax returns, review of capital gains distribution calculations and certain global tax compliance services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $49,852 in 2014 and $47,935 in 2013. Fees for both 2014 and 2013 relate to the review of holdings for the Funds with the affiliated custodian under Rule 17f-2 and regulatory reporting for OWF Real Return Fund Ltd.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before an auditor is engaged by the Funds to render audit services, the Audit Committee reviews and approves the engagement, including all related fees. The Audit Committee also reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Funds employ their auditor to render “permissible non-audit services” to the Funds, including all related fees. In addition, the Audit Committee reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds, employ the Funds’ Auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Audit Committee considers whether the provision of such services does not impact the Auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $268,196 in 2014 and $225,601 in 2013.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Large Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	October 31, 2014

Shares		Value
COMMON STOCKS — 92.1%
AUSTRALIA — 1.7%
29,208	Acrux Ltd.	$28,145
152,511	Adelaide Brighton Ltd.	450,946
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	91,151
119,863	Alcyone Resources Ltd.(b)(c)(d)	79
94,983	ALS Ltd.	470,585
688,597	Alumina Ltd.(d)	987,727
38,166	Amalgamated Holdings Ltd.	336,534
102,022	Amcom Telecommunications Ltd.	200,209
78,142	Ansell Ltd.	1,367,740
38,563	Antares Energy Ltd.(d)	14,592
14,818	AP Eagers Ltd.	73,675
68,359	APA Group	473,429
95,688	APN News & Media Ltd.(d)	63,154
19,603	ARB Corp. Ltd.	226,329
112,321	Aristocrat Leisure Ltd.	633,582
1,547,765	Arrium Ltd.	456,283
455,767	Asciano Ltd.	2,514,749
10,703	ASG Group Ltd.(d)	7,063
14,463	Atlas Iron Ltd.	4,264
87,070	Ausdrill Ltd.	45,589
582,743	Ausnet Services	705,121
28,194	Austal Ltd.(d)	32,006
17,417	Austbrokers Holdings Ltd.	157,868
188,262	Australian Agricultural Co. Ltd.(d)	231,940
141,784	Australian Pharmaceutical Industries Ltd.	100,440
79,373	Automotive Holdings Group Ltd.	266,123
15,136	Aveo Group	27,572
345,689	AWE Ltd.(d)	532,363
126,963	Bank of Queensland Ltd.	1,408,888
5,295	BC Iron Ltd.	5,009
831,937	Beach Energy Ltd.	852,905
81,049	Beadell Resources Ltd.(d)	18,187
386,888	Bendigo & Adelaide Bank Ltd.	4,228,546
46,522	Bentham IMF Ltd.	83,926
163,094	Billabong International Ltd.(d)	95,443
2,067	Blackmores Ltd.	59,953
346,723	BlueScope Steel Ltd.(d)	1,601,866
481,246	Boral Ltd.	2,100,550
20,608	Bradken Ltd.	70,001
10,942	Breville Group Ltd.	65,573
24,551	Brickworks Ltd.	293,827
17,980	BT Investment Management Ltd.	98,890
53,909	Cabcharge Australia Ltd.	234,353
154,604	Caltex Australia Ltd.	4,223,054
255,734	Cape Lambert Resources Ltd.	23,630
58,430	Cardno Ltd.	285,373
490,458	Carnarvon Petroleum Ltd.(d)	94,953
68,742	carsales.com Ltd.	643,647
Shares		Value
AUSTRALIA (continued)
129,012	Cash Converters International Ltd.	$123,749
9,912	Cedar Woods Properties Ltd.	60,448
178,666	Challenger Ltd.	1,089,580
3,659,878	Charter Hall Retail REIT(c)	13,108,264
84,396	Coal of Africa Ltd.(c)(d)	3,936
52,326	Coca-Cola Amatil Ltd.	421,330
11,664	Cochlear Ltd.	754,020
119,759	Coffey International Ltd.(d)	31,616
87,290	Computershare Ltd.	942,526
6,328	Corporate Travel Management Ltd.	50,285
19,597	Credit Corp. Group Ltd.	166,763
136,841	Cromwell Property Group REIT	119,216
28,009	CSG Ltd.	30,317
267,735	CSR Ltd. - Placement Shares	812,846
16,210	Decmil Group Ltd.	25,391
7,518	Devine Ltd.(d)	6,616
13,176	Domino’s Pizza Enterprises Ltd.	313,990
234,808	Downer EDI Ltd.	979,434
116,569	Drillsearch Energy Ltd.(d)	120,533
180,836	DUET Group	391,475
145,014	DuluxGroup Ltd.	682,728
197,236	Echo Entertainment Group Ltd.	659,559
224,451	Elders Ltd.(d)	33,578
399,090	Emeco Holdings Ltd.(d)	64,972
37,250	Energy Resources of Australia Ltd.(d)	42,122
131,257	Energy World Corp. Ltd.(d)	40,427
17	Equity Trustees Ltd.	287
26,509	Eservglobal Ltd.(d)	15,396
1,261,615	Fairfax Media Ltd.	904,833
1,065,862	FAR Ltd.(d)	93,796
16,777	Finbar Group Ltd.	20,891
2,582	Fleetwood Corp. Ltd.	3,931
25,840	Flight Centre Travel Group Ltd.	953,231
704,466	Focus Minerals Ltd.(d)	6,199
859	Folkestone Education Trust REIT	1,410
10,391	G.U.D. Holdings Ltd.	65,472
2,973	G8 Education Ltd.	13,055
873,603	Goodman Fielder Ltd.	492,015
87,169	GrainCorp Ltd. - Class A	671,971
4,767	Greencross Ltd.	36,077
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	175,590
241,775	Harvey Norman Holdings Ltd.	808,498
105,334	Hillgrove Resources Ltd.(d)	50,982
72,090	Hills Ltd.	84,692
219,401	Horizon Oil Ltd.(d)	56,957
123,936	iiNET Ltd.	872,512
59,560	Iluka Resources Ltd.	377,373
104,051	Imdex Ltd.	54,939
925,667	Incitec Pivot Ltd.	2,370,456
105,134	Independence Group NL	420,033
72,251	Infigen Energy(d)	17,167

1

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
AUSTRALIA (continued)
40,796	Infomedia Ltd.	$42,722
788,936	Invocare Ltd.(c)	8,407,562
119,959	IOOF Holdings Ltd.	953,245
34,010	Iress Ltd.	295,398
21,267	JB Hi-Fi Ltd.	292,142
89,162	Kingsgate Consolidated Ltd.(d)	56,886
4,673	Leighton Holdings Ltd.	90,305
12,973	Linc Energy Ltd.(d)	10,552
51,812	Lonestar Resources Ltd.(d)	15,730
392,774	Lynas Corp. Ltd.(d)	22,812
37,973	M2 Group Ltd.	262,318
72,852	MACA Ltd.	83,984
328,362	Macmahon Holdings Ltd.(d)	28,318
38,335	Macquarie Atlas Roads Group	102,217
1,285	Macquarie Telecom Group Ltd.	6,027
11,889	Magellan Financial Group Ltd.	140,509
1,743	Maverick Drilling & Exploration Ltd.(d)	268
8,611	Mayne Pharma Group Ltd.(d)	5,759
7,492	McMillan Shakespeare Ltd.	70,347
78,594	Medusa Mining Ltd.(d)	41,152
10,438	Melbourne IT Ltd.	12,814
114,819	Mermaid Marine Australia Ltd.	187,936
90,921	Metgasco Ltd.(d)	4,641
30,568	Mincor Resources NL	16,543
63,046	Mineral Resources Ltd.	471,586
780,000	MMG Ltd.	260,498
13,431	Monadelphous Group Ltd.	147,978
59,782	Mortgage Choice Ltd.	138,886
299,441	Mount Gibson Iron Ltd.	118,579
1,050	MyState Ltd.	4,250
79,446	Navitas Ltd.	369,139
128,661	New Hope Corp. Ltd.	254,750
52,364	Newsat Ltd.(d)	8,755
536,185	Nexus Energy Ltd.(b)(c)(d)	4,600
122,821	NIB Holdings Ltd.	353,431
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	0
140,274	Northern Star Resources Ltd.	135,786
120,369	NRW Holdings Ltd.	79,973
21,303	Nufarm Ltd.	92,796
14,318	Oakton Ltd.	23,814
142,469	OceanaGold Corp.(d)	232,592
6,370	Orocobre Ltd.(d)	15,359
60,679	OZ Minerals Ltd.	206,649
335,482	Pacific Brands Ltd.	138,756
2,749,682	Pact Group Holdings Ltd.(c)	9,243,363
188,225	Paladin Energy Ltd.(d)	53,833
338,477	PanAust Ltd.	509,342
31,473	Panoramic Resources Ltd.	16,618
18,367	Peet Ltd.	19,153
4,407	Perpetual Ltd.	180,141
105,771	Perseus Mining Ltd.(d)	28,854
48,159	Platinum Asset Mangement Ltd.	278,437
67,411	Platinum Australia Ltd.(b)(c)(d)	356
85,726	PMP Ltd.(d)	36,588
Shares		Value
AUSTRALIA (continued)
53,780	Premier Investments Ltd.	$506,867
128,450	Primary Health Care Ltd.	525,619
25,653	Prime Media Group Ltd.	19,414
61,450	Programmed Maintenance Services Ltd.	139,517
660,496	Qantas Airways Ltd.(d)	976,481
67,738	Qube Holdings Ltd.	146,044
47,987	RCR Tomlinson Ltd.	114,862
17,371	REA Group Ltd.	690,951
30,974	Reckon Ltd.	50,153
95,161	Red Fork Energy Ltd.(d)	1,842
8,531	Reece Australia Ltd.(c)	247,741
56,462	Regis Resources Ltd.	68,568
570	Reject Shop Ltd. (The)	4,153
51,024	Resolute Mining Ltd.(d)	14,368
25,802	Retail Food Group Ltd.	126,472
1,583	Retail Food Group Ltd.	7,759
101,020	Ridley Corp. Ltd.	77,341
260,278	Roc Oil Co. Ltd.(d)	158,041
4,191	Ruralco Holdings Ltd.	12,724
38,494	SAI Global Ltd.	137,532
10,681	Sandfire Resources NL	52,730
383,311	Saracen Mineral Holdings Ltd.(d)	96,135
43,924	Seek Ltd.	640,484
11,618	Select Harvests Ltd.	64,308
182,455	Senex Energy Ltd.(d)	85,900
16,377	Servcorp Ltd.	74,941
53,559	Seven Group Holdings Ltd.	321,441
139,953	Seven West Media Ltd.	211,218
5,819,257	Shopping Centres Australasia Property Group REIT(c)	9,268,944
147,439	Sigma Pharmaceuticals Ltd.	100,554
6,488	Silex Systems Ltd.(d)	3,311
9,054	Sirtex Medical Ltd.	207,077
75,905	Skilled Group Ltd.	153,632
36,651	Slater & Gordon Ltd.	197,066
174,909	Southern Cross Media Group Ltd.	150,842
403,253	Spark Infrastructure Group	674,241
248,489	St Barbara Ltd.(d)	24,054
137,375	STW Communications Group Ltd.	136,606
59,647	Sundance Energy Australia Ltd.(d)	61,150
63,254	Sunland Group Ltd.	94,350
64,758	Super Retail Group Ltd.	417,716
275,283	Tabcorp Holdings Ltd.	985,957
78,791	Tap Oil Ltd.(d)	42,642
54,903	Tassal Group Ltd.	178,765
331,244	Tatts Group Ltd.	1,011,490
27,045	Technology One Ltd.	79,967
139,014	Ten Network Holdings Ltd.(d)	26,913
69,352	TFS Corp. Ltd.	93,986
57,103	Thorn Group Ltd.	127,135
190,524	Tiger Resources Ltd.(d)	43,592

2

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
AUSTRALIA (continued)
255,964	Toll Holdings Ltd.	$1,274,910
188,636	Toro Energy Ltd.(d)	13,612
50,716	Tox Free Solutions Ltd.	108,005
126,484	TPG Telecom Ltd.	808,084
200,517	Transfield Services Ltd.(d)	335,266
456,872	Transpacific Industries Group Ltd.	361,844
267,850	Treasury Wine Estates Ltd.	1,096,046
144,020	UXC Ltd.	105,193
101,055	Venture Minerals Ltd.(d)	5,069
65,384	Village Roadshow Ltd.	403,918
836,798	Virgin Australia Holdings Ltd.(d)	283,508
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
12,385	Vocus Communications Ltd.	64,085
52,557	Washington H. Soul Pattinson & Co. Ltd.	657,217
51,135	WDS Ltd.	11,025
7,324	Webjet Ltd.	22,042
42,250	Western Areas NL	161,362
112,652	Whitehaven Coal Ltd.(d)	150,188
43,426	Worleyparsons Ltd.	518,196
9,788	Wotif.com Holdings Ltd.	26,099
		107,265,630
AUSTRIA — 0.2%
1,158	Agrana Beteiligungs AG	104,483
401	AMAG Austria Metall AG(e)	12,852
24,805	ams AG	886,860
26,522	Andritz AG	1,280,251
4,521	A-TEC Industries AG(b)(c)(d)	0
5,240	Austria Technologie & Systemtechnik AG	60,596
6,441	BUWOG AG	118,894
868	CA Immobilien Anlagen AG	16,615
5,957	CAT Oil AG	113,468
827	DO & CO AG	49,952
3,052	EVN AG	38,629
3,313	Flughafen Wien AG	304,069
1,625	Lenzing AG	93,693
2,509	Mayr Melnhof Karton AG	269,045
14,426	Oesterreichische Post AG	703,683
4,778	Palfinger AG	111,368
10,308	POLYTEC Holding AG	84,997
19,857	Raiffeisen Bank International AG	423,522
6,198	RHI AG	158,797
516	Rosenbauer International AG	47,074
5,208	S IMMO AG	40,105
4,944	Schoeller-Bleckmann Oilfield Equipment AG	426,503
4,292	Semperit AG Holding.	212,344
26,886	Strabag SE	582,032
2,205	UNIQA Insurance Group AG	24,554
2,764	Verbund AG	55,852
Shares		Value
AUSTRIA (continued)
13,294	Vienna Insurance Group AG Wiener Versicherung Gruppe	$639,053
98,464	Voestalpine AG	3,942,928
57,864	Wienerberger AG	699,743
1,597	Wolford AG(d)	38,525
14,016	Zumtobel Group AG	247,039
		11,787,526
BAHAMAS — 0.0%
488	United International Enterprises	86,927
BELGIUM — 0.3%
15,584	Ackermans & van Haaren NV	1,942,947
2,240	Aedifica SA REIT	150,205
107,242	Ageas	3,580,826
83,862	AGFA - Gevaert NV(d)	211,444
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	288,743
192	Atenor Group	8,830
121	Banque Nationale de Belgique	492,801
4,081	Barco NV	300,709
41,472	Belgacom SA	1,564,834
2,364	Cie d’Entreprises CFE	255,600
1,433	Cie Immobiliere de Belgique SA	75,422
2,727	Cie Maritime Belge SA	53,345
711	Cofinimmo SA REIT	82,541
6,865	Colruyt SA	312,671
23,480	Deceuninck NV	58,230
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
50,793	Delhaize Group SA	3,469,625
10,300	D’ieteren SA NV	372,831
9,725	Econocom Group SA	62,823
5,784	Elia System Operator SA NV	286,739
6,864	Euronav NV(d)	72,684
10,232	Exmar NV	142,839
2,849	Galapagos NV(d)	39,772
151	Jensen-Group NV	2,835
4,965	Kinepolis Group NV	198,789
47	Lotus Bakeries	54,781
3,650	Melexis NV	166,470
11,572	Mobistar SA(d)	247,975
19,167	NV Bekaert SA	601,678
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
31,275	Nyrstar NV(d)	105,427
1,265	RealDolmen NV SA(d)	30,072
11,135	Recticel SA	84,839
118	Resilux	15,630
170	Retail Estates NV REIT	13,826
19,241	RHJ International SA(d)	104,935
5,564	Sioen Industries NV	78,580
2,522	Sipef NV	174,772
2,916	Telenet Group Holding NV(d)	164,895
10,828	Tessenderlo Chemie NV(d)	280,609

3

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
BELGIUM (continued)
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	$0
20,569	Umicore SA	805,243
1,563	Van de Velde NV	72,432
22,133	Viohalco SA(d)	71,365
3,065	Warehouses De Pauw SCA REIT	218,893
93	Wereldhave Belgium NV REIT	11,329
		17,331,836
BERMUDA — 0.8%
58,286	Archer Ltd.(d)	56,169
250,000	Argo Group International Holdings Ltd.(c)	13,950,000
221,995	Catlin Group Ltd.	1,905,239
400,000	Endurance Specialty Holdings Ltd.(c)	23,180,000
155,814	Golden Ocean Group Ltd.	189,542
75,000	Helen of Troy Ltd.(d)	4,638,750
154,096	Hiscox Ltd.	1,678,708
4,846	Hoegh LNG Holdings Ltd.(d)	62,506
23,772	Northern Offshore Ltd.	29,605
197,400	Wilson Sons Ltd. - BDR(c)	2,788,248
		48,478,767
BRAZIL — 0.9%
491,100	Abril Educacao SA(d)	2,269,299
7,300	AES Tiete SA	44,043
12,800	AES Tiete SA - Preference Shares	96,650
180,200	All - America Latina Logistica SA	493,788
47,274	Alpargatas SA - Preference Shares	165,789
283,400	Alupar Investimento SA - Units	2,080,409
900	Arezzo Industria e Comercio SA	10,424
12,352	B2W Cia Digital(d)	160,911
44,186	Banco ABC Brasil SA - Preference Shares	245,547
15,800	Banco Daycoval SA - Preference Shares	57,387
82,190	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	490,904
16,000	Banco Industrial e Comercial SA - Preference Shares(d)	40,550
34,829	Banco Pan SA - Preference Shares(d)	40,481
22,247	Banco Pine SA - Preference Shares	61,770
16,200	Banco Sofisa SA - Preference Shares	16,344
9,700	Bematech SA	30,416
7,800	BHG SA - Brazil Hospitality Group(d)	56,346
252,300	BM&FBovespa SA	1,109,839
88,192	BR Malls Participacoes SA	708,269
Shares		Value
BRAZIL (continued)
687,500	Brasil Pharma SA(d)	$1,007,153
98,418	Braskem SA - Class A, Preference Shares	720,093
85,900	Brookfield Incorporacoes SA(d)	54,773
3,200	Centrais Eletricas Santa Catarina - Preference Shares	18,416
36,400	CETIP SA - Mercados Organizados	461,262
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	124,200
9,100	Cia de Saneamento de Minas Gerais-COPASA	103,637
4,000	Cia de Saneamento do Parana - Preference Shares	9,492
192	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	2,981
5,100	Cia Energetica de Minas Gerais	30,893
63,400	Cia Energetica de Minas Gerais - Preference Shares	364,091
25,300	Cia Energetica de Sao Paulo - Class B, Preference Shares	249,437
2,775	Cia Energetica do Ceara - Class A, Preference Shares	38,637
19,508	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	65,580
34,400	Cia Hering	347,068
27,800	Cia Paranaense de Energia - Class B, Preference Shares	388,296
18,300	Cia Providencia Industria e Comercio SA	61,150
182,500	Cia Siderurgica Nacional SA	607,621
8,420	Contax Participacoes SA - Units	48,592
66,600	Cosan Logistica SA(d)	111,542
20,700	Cosan SA Industria e Comercio	288,960
11,000	CPFL Energia SA	82,570
127,940	Cyrela Brazil Realty SA Empreendimentos e Participacoes	636,112
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,534
18,152	Direcional Engenharia SA	74,721
150,879	Duratex SA	541,920
390,320	Embraer SA	3,778,916
25	Eneva SA(d)	5
14,569	Equatorial Energia SA	148,636
32,800	Estacio Participacoes SA	379,902
61,986	Eternit SA	86,804
69,100	Even Construtora e Incorporadora SA	149,472
21,368	Ez Tec Empreendimentos e Participacoes SA	182,817
500	Fertilizantes Heringer SA(d)	1,267
174,178	Fibria Celulose SA(d)	2,109,481
512,800	Fleury SA	3,400,179
4,577	Forjas Taurus SA(d)	1,311

4

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
BRAZIL (continued)
196,800	GAEC Educacao SA	$2,501,796
108,200	Gafisa SA	117,898
27,600	Gerdau SA	102,251
480,485	Gerdau SA - Preference Shares	2,084,513
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(d)	59,498
50,800	Grendene SA	358,567
3,500	Guararapes Confeccoes SA	131,361
57,540	Helbor Empreendimentos SA	140,721
116,500	Hypermarcas SA(d)	813,840
327,400	Iguatemi Empresa de Shopping Centers SA	3,316,413
3,800	International Meal Co. Holdings SA	27,144
9,170	Iochpe-Maxion SA	63,134
30,034	JHSF Participacoes SA	38,180
578,200	JSL SA(c)	3,171,128
1,600	Kepler Weber SA	30,025
413,900	Klabin SA - Units	2,046,198
182,384	Kroton Educacional SA	1,299,851
105,700	Linx SA	2,195,987
23,275	Localiza Rent a Car SA	335,519
17,810	Log-In Logistica Intermodal SA(d)	34,356
16,950	Lojas Americanas SA	83,112
37,200	Lojas Americanas SA - Preference Shares	219,486
25,700	Lojas Renner SA	769,579
27,800	LPS Brasil Consultoria de Imoveis SA	95,363
8,300	M Dias Branco SA	322,768
39,148	Magnesita Refratarios SA	46,607
264,700	Mahle-Metal Leve SA Industria e Comercio	2,499,689
180,880	Marcopolo SA - Preference Shares	309,509
117,584	Marfrig Global Foods SA(d)	287,091
13,800	Marisa Lojas SA	87,437
18,100	Minerva SA(d)	93,133
90,600	MRV Engenharia e Participacoes SA	299,818
30,150	Multiplan Empreendimentos Imobiliarios SA	623,588
9,000	Multiplus SA	126,216
34,400	Natura Cosmeticos SA	499,778
77,800	Odontoprev SA	281,008
58,600	Ouro Fino Saude Animal Participacoes SA(d)	690,552
16,300	Parana Banco SA - Preference Shares(c)	71,570
66,719	Paranapanema SA(d)	60,852
47,400	Porto Seguro SA	568,134
7,300	Portobello SA	13,581
5,800	Profarma Distribuidora de Produtos Farmaceuticos SA	25,490
16,500	QGEP Participacoes SA	59,996
1,874	Qualicorp SA(d)	19,058
Shares		Value
BRAZIL (continued)
38,309	Raia Drogasil SA	$347,701
93,312	Randon Participacoes SA - Preference Shares	234,984
12,900	Restoque Comercio e Confeccoes de Roupas SA(d)	44,355
13,300	Rodobens Negocios Imobiliarios SA	53,513
58,368	Rossi Residencial SA(d)	23,084
17,250	Santos Brasil Participacoes SA - Units	109,992
34,100	Sao Martinho SA	536,704
6,775	Saraiva SA Livreiros Editores - Preference Shares	37,868
16,000	SLC Agricola SA	109,060
121,173	Sul America SA - Units	643,544
134,153	Suzano Papel e Celulose SA - Class A, Preference Shares	566,302
19,100	Tecnisa SA	38,001
2,800	Tempo Participacoes SA	5,932
20,400	Totvs SA	297,368
13,685	Tractebel Energia SA	186,395
27,600	Transmissora Alianca de Energia Eletrica SA - Units	204,948
212,000	Tupy SA	1,505,791
72	Unipar Carbocloro SA - Preference Shares	15
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	293,835
52,200	Vanguarda Agro SA(d)	25,911
10,200	WEG SA	120,322
		57,267,107
CAMBODIA — 0.0%
282,000	NagaCorp Ltd.	237,086
CANADA — 2.2%
23,100	5N Plus, Inc.(d)	49,600
15,424	Aberdeen International, Inc.(d)	2,600
6,775	Absolute Software Corp.	42,620
76,153	Advantage Oil & Gas Ltd.(d)	326,356
23,738	Aecon Group, Inc.	308,559
2,700	AG Growth International, Inc.	111,924
28,607	AGF Management Ltd. - Class B	259,914
43,722	Agnico-Eagle Mines Ltd.	1,030,350
7,010	AGT Food & Ingredients, Inc.	172,226
14,401	Ainsworth Lumber Co. Ltd.(d)	33,222
2,500	Air Canada - Class A(d)	20,829
1,100	Akita Drilling Ltd. - Class A	13,498
43,000	Alamos Gold, Inc.	320,864
5,880	Algoma Central Corp.	83,788
108,142	Algonquin Power & Utilities Corp.	882,753
43,545	AltaGas Ltd.	1,796,586
6,748	Altius Minerals Corp.(d)	63,226
11,700	Altus Group Ltd.	226,827
77,000	Amerigo Resources Ltd.(d)	24,254

5

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
CANADA (continued)
39,396	Anderson Energy Ltd.(d)	$7,865
1,963	Arsenal Energy, Inc.	14,439
25,400	Atco Ltd. - Class I	1,032,181
31,504	Athabasca Oil Corp.(d)	102,027
22,663	ATS Automation Tooling Systems, Inc.(d)	283,526
27,881	AuRico Gold, Inc.	89,304
2,900	AutoCanada, Inc.	161,075
285,186	B2Gold Corp.(c)(d)	475,711
4,279	Badger Daylighting Ltd.	105,129
4,904	Ballard Power Systems, Inc.(d)	13,750
128,700	Bankers Petroleum Ltd.(d)	494,451
800	Banro Corp(d)	114
104,572	Bellatrix Exploration Ltd.(d)	488,971
59,400	Birchcliff Energy Ltd.(d)	459,579
6,842	Bird Construction, Inc.	81,773
15,938	Black Diamond Group Ltd.	272,221
126,968	BlackBerry Ltd.(d)	1,333,837
127,479	BlackPearl Resources, Inc.(d)	183,236
7,900	Boardwalk Real Estate Investment Trust, REIT	500,475
25,579	Bonavista Energy Corp.	240,346
6,037	Bonterra Energy Corp.	271,412
11,570	Boralex, Inc. - Class A	134,994
5,502	Brookfield Residential Properties, Inc.(d)	128,000
852,630	CAE, Inc.	10,924,074
8,913	Calfrac Well Services Ltd.	106,761
28,711	Canaccord Genuity Group, Inc.	243,026
59,431	Canacol Energy Ltd.(d)	203,016
18,318	Canadian Apartment Properties REIT	406,326
45,555	Canadian Energy Services & Technology Corp.	351,651
11,606	Canadian Real Estate Investment Trust	509,632
84,813	Canadian Western Bank	2,840,771
21,932	Canam Group, Inc. - Class A	190,705
30,077	CanElson Drilling, Inc.	147,043
44,643	Canfor Corp.(d)	1,039,379
13,488	Canfor Pulp Products, Inc.	150,791
8,000	Canwel Building Materials Group Ltd.	44,151
4,988	Canyon Services Group, Inc.	48,196
1,700	Capital Power Corp.	38,584
58,401	Capstone Infrastructure Corp.	221,261
159,474	Capstone Mining Corp.(d)	298,558
43,552	Cascades, Inc.	242,288
1,675	Cathedral Energy Services Ltd.	4,622
16,407	CCL Industries, Inc. - Class B	1,658,678
87,500	Celestica, Inc.(d)	961,137
52,507	Centerra Gold, Inc.	204,987
65,595	Cequence Energy Ltd.(d)	83,227
1,168	Cervus Equipment Corp.	19,017
37,255	Chinook Energy, Inc.(d)	51,566
28,912	Cineplex, Inc.	1,089,218
Shares		Value
CANADA (continued)
51	Claude Resources, Inc.(d)	$10
9,100	Cogeco Cable, Inc.	496,239
4,665	Cogeco, Inc.	234,813
38,143	COM DEV International Ltd.	125,220
20,400	Computer Modelling Group Ltd.	211,955
131,262	Connacher Oil and Gas Ltd.(d)	11,647
3,297	Constellation Software, Inc.	928,794
5,800	Contrans Group, Inc. - Class A	76,832
72,039	Copper Mountain Mining Corp.(d)	133,589
4,700	Corby Spirit and Wine Ltd.	87,657
62,122	Corus Entertainment, Inc. - Class B	1,143,170
50,217	Cott Corp.	304,318
18,500	Counsel Corp.(d)	24,786
62,007	Crew Energy, Inc.(d)	387,320
47,195	DeeThree Exploration Ltd.(d)	269,255
63,438	Delphi Energy Corp.(d)	118,765
17,700	Descartes Systems Group, Inc. (The)(d)	249,705
37,869	DH Corp.	1,209,604
2,671	DHX Media Ltd. - Variable Voting(d)	23,723
1,759	DirectCash Payments, Inc.	24,815
30,931	Dollarama, Inc.	2,717,526
38,640	Dominion Diamond Corp.(d)	540,662
11,800	Dorel Industries, Inc. - Class B	366,653
10,586	Dundee Precious Metals, Inc.(d)	30,150
405	E-L Financial Corp. Ltd.	247,948
191,300	Eldorado Gold Corp.	1,045,569
6,219	Emera, Inc.	209,075
11,519	Enbridge Income Fund Holdings, Inc.	303,548
58,981	Endeavour Silver Corp.(d)	180,023
10,875	Enerflex Ltd.	155,350
936	Energy Fuels, Inc.(d)	5,656
89,806	Enerplus Corp.	1,286,073
2,342	Enghouse Systems Ltd.	78,673
63,716	Ensign Energy Services, Inc.	719,105
29,186	Epsilon Energy Ltd.(d)	95,038
5,842	Equitable Group, Inc.	338,894
51,113	Essential Energy Services Trust(d)	91,609
1,100	Evertz Technologies Ltd.	16,582
3,224	Exchange Income Corp.	55,037
5,600	Exco Technologies Ltd.	54,507
11,821	EXFO, Inc.(d)	43,947
14,200	Extendicare, Inc.	102,810
3,100	Fiera Capital Corp.	35,510
64,225	Finning International, Inc.	1,658,265
1,334	First Capital Realty Inc.	21,790
30,350	First Majestic Silver Corp.(d)	155,648
2,412	First National Financial Corp.	49,864
9,700	FirstService Corp.	512,605

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
CANADA (continued)
57,167	Fortuna Silver Mines, Inc.(d)	$197,818
1,088	Gamehost, Inc.	16,073
34,852	Genworth MI Canada, Inc.	1,218,374
23,511	Gibson Energy, Inc.	683,812
1,500	Gildan Activewear, Inc.	89,357
6,300	Glentel, Inc.	56,122
5,865	Gluskin Sheff & Associates, Inc.	153,201
1,900	GLV, Inc. - Class A(d)	3,877
7,836	GMP Capital, Inc.	46,374
65,816	Gran Tierra Energy, Inc.(d)	300,159
200	Granite Real Estate Investment Trust	7,373
33,752	Great Canadian Gaming Corp.(d)	612,121
6,784	Guardian Capital Group Ltd. - Class A	109,972
5,100	Guyana Goldfields, Inc.(d)	10,408
6,200	Heroux-Devtek, Inc.(d)	55,891
1,340	High Liner Foods, Inc.	26,192
2,662	HNZ Group, Inc.	46,931
27,800	Home Capital Group, Inc.	1,332,466
41,727	Horizon North Logistics, Inc.	117,734
62,770	HudBay Minerals, Inc.	480,640
1,300	Hudson’s Bay Co.	22,562
51,900	IAMGOLD Corp.(d)	98,546
7,400	Imax Corp.(d)	217,919
27,086	Imperial Metals Corp.(d)	229,031
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,591,846
19,579	Innergex Renewable Energy, Inc.	191,612
23,670	Interfor Corp.(d)	359,970
25,626	Intertape Polymer Group, Inc.	375,392
22,616	Jean Coutu Group PJC, Inc. (The) Class A	518,520
276,940	Katanga Mining Ltd.(c)(d)	95,831
1,300	K-Bro Linen, Inc.	45,677
16,550	Kelt Exploration Ltd.(d)	139,355
25,539	Keyera Corp.	2,031,699
7,711	Killam Properties, Inc.	75,533
1,953	Kingsway Financial Services, Inc.(d)	12,650
483,009	Kinross Gold Corp.(d)	1,032,831
2,100	Kirkland Lake Gold, Inc.(d)	6,521
6,230	Knight Therapeutics, Inc.(d)	32,171
219,600	Lake Shore Gold Corp.(d)	159,773
12,685	Laurentian Bank of Canada	558,025
106,053	Legacy Oil & Gas, Inc.(d)	431,909
8,682	Leisureworld Senior Care Corp.	109,156
12,600	Leon’s Furniture Ltd.	160,763
35,826	Leucrotta Exploration, Inc.(d)	53,403
38,528	Lightstream Resources Ltd.	101,871
29,705	Linamar Corp.	1,517,339
59,500	Lucara Dianmond Corp.(d)	120,367
214,685	Lundin Mining Corp.(d)	958,135
Shares		Value
CANADA (continued)
17,647	MacDonald Dettwiler & Associates Ltd.	$1,345,622
9,230	Magellan Aerospace Corp.	101,304
500	Mainstreet Equity Corp.(d)	18,096
35,395	Major Drilling Group International, Inc.	206,645
52,233	Mandalay Resources Corp.	44,491
2,728	Manitoba Telecom Services, Inc.	71,912
48,666	Maple Leaf Foods, Inc.	842,010
36,498	Martinrea International, Inc.	386,985
2,300	McCoy Global, Inc.	9,755
7,417	McEwen Mining - Minera Andes Acquisition Corp.(d)	9,279
1,900	Medical Facilities Corp.	30,378
1,400	Melcor Developments Ltd.	30,570
29,200	Methanex Corp.	1,735,341
20,044	Metro, Inc.	1,408,531
11,507	Mitel Networks Corp.(d)	107,305
216,502	Morguard Real Estate Investment Trust(c)	3,553,779
15,887	Morneau Shepell, Inc.	234,559
44,077	Mullen Group Ltd.	856,472
93,837	Nevsun Resources Ltd.	317,217
6,729	New Flyer Industries, Inc.	77,616
182,678	New Gold, Inc.(d)	662,928
13,950	New Millennium Iron Corp.(d)	2,228
45,923	Newalta Corp.	829,185
7,923	Norbord, Inc.	155,008
498	North American Energy Partners, Inc.	2,659
14,146	North West Co. Inc., (The)	292,446
313,450	Northern Property Real Estate Investment Trust(c)	8,076,472
767	Northland Power, Inc.	11,413
47,000	Novagold Resources, Inc.(d)	115,514
46,201	NuVista Energy Ltd.(d)	425,096
25,200	Open Text Corp.	1,391,864
9,240	Osisko Gold Royalties Ltd.(d)	115,433
10,216	Painted Pony Petroleum Ltd.(d)	96,807
11,236	Pan American Silver Corp.	103,881
59,624	Parex Resources, Inc.(d)	546,485
19,488	Parkland Fuel Corp.	381,270
382,314	Pason Systems, Inc.(c)	9,148,670
300,472	Pengrowth Energy Corp.	1,213,032
30,600	Peyto Exploration & Development Corp.	863,658
2,107	PHX Energy Services Corp.	21,910
2,100	Points International Ltd.(d)	31,396
144,353	Precision Drilling Corp.(f)	1,202,675
489	Precision Drilling Corp.(f)	4,068
13,536	Premium Brands Holdings Corp.	297,250
35,209	Primero Mining Corp.(d)	120,274
816	Progressive Waste Solutions Ltd.	23,852

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
CANADA (continued)
31,060	Progressive Waste Solutions Ltd. - Placement Shares	$907,231
20,867	Pulse Seismic, Inc.	54,989
500	Pure Technologies Ltd.	3,536
9,975	QLT, Inc.(c)(d)	39,739
27,400	Quebecor, Inc. - Class B	703,325
46,385	Questerre Energy Corp. - Class A(d)	30,044
10,943	RB Energy, Inc.(b)(c)(d)	728
4,400	Richelieu Hardware Ltd.	208,747
400,000	Ritchie Bros Auctioneers, Inc.	9,756,000
285,900	Ritchie Bros. Auctioneers, Inc.(c)	6,988,638
58,032	RMP Energy, Inc.(d)	304,822
3,231	Rock Energy, Inc.(d)	15,853
4,630	Rocky Mountain Dealerships, Inc.	43,833
16,612	Rogers Sugar, Inc.	65,443
76,007	RONA, Inc.	927,285
33,389	Russel Metals, Inc.	973,185
2,000	Sandstorm Gold Ltd.(d)	5,750
188,000	Sandvine Corp.(d)	467,060
49,581	Savanna Energy Services Corp.	267,470
1,900	Sears Canada Inc.	18,291
16,806	Secure Energy Services, Inc.	311,203
135,867	SEMAFO, Inc.(d)	331,515
26,812	ShawCor Ltd.	1,181,151
124,100	Sherritt International Corp.	308,309
19,469	Sierra Wireless, Inc.(d)	532,739
600	Silver Standard Resources, Inc.(d)	2,614
6,200	Sprott Resource Corp.(d)	11,497
19,231	Sprott, Inc.	41,293
7,730	Spyglass Resources Corp.	7,270
10,542	Stantec, Inc.	667,942
7,060	Stella-Jones, Inc.	205,025
500	Strad Energy Services Ltd.	2,045
22,548	Student Transportation, Inc.	141,644
23,746	SunOpta, Inc.(d)	336,264
31,853	Superior Plus Corp.	345,082
32,000	Surge Energy, Inc.	177,454
41,700	Taseko Mines Ltd.(d)	54,759
25,366	Tembec, Inc.(d)	64,369
103,490	Teranga Gold Corp.(d)	40,402
45,730	Teranga Gold Corp. - CDI(d)	20,524
40,069	Timmins Gold Corp.(d)	38,396
6,457	TMX Group Ltd.	310,575
17,374	TORC Oil & Gas Ltd.	162,941
23,345	Toromont Industries Ltd.	557,397
25,400	Torstar Corp. - Class B	148,292
22,950	Total Energy Services, Inc.	398,705
97,364	TransAlta Corp.	946,816
27,990	Transcontinental, Inc. - Class A	382,207
41,874	TransForce, Inc.	1,023,954
46,000	TransGlobe Energy Corp.	199,583
28,200	Trican Well Service Ltd.	252,713
Shares		Value
CANADA (continued)
10,800	Trilogy Energy Corp.	$168,269
77,209	Trinidad Drilling Ltd.	502,830
94,300	Turquoise Hill Resources Ltd.(d)	316,272
183,287	Twin Butte Energy Ltd.	243,938
6,856	Uni-Select, Inc.	172,518
103	Valener, Inc.	1,471
27,100	Veresen, Inc.	425,357
433	Vermilion Energy, Inc.	24,573
504	Wajax Corp.	16,130
33,352	West Fraser Timber Co. Ltd.	1,749,793
33,797	Western Energy Services Corp.	214,408
31,338	Western Forest Products, Inc.	64,508
6,800	Westjet Airlines Ltd.	192,407
12,157	Westshore Terminals Investment Corp.	370,519
7,900	Whistler Blackcomb Holdings, Inc.	133,390
59,499	Whitecap Resources, Inc.	770,232
33,200	Wi-Lan, Inc.	109,876
11,548	Winpak Ltd.	304,825
12,050	WSP Global, Inc.	366,830
416	Xtreme Drilling and Coil Services Corp.(d)	1,148
9,200	Yangarra Resources Ltd.(d)	18,938
6,418	Zargon Oil & Gas Ltd.	34,907
		143,429,842
CAYMAN ISLANDS — 0.0%
58,000	Endeavour Mining Corp.(d)	24,702
CHILE — 0.1%
383,012	AES Gener SA	212,400
487,853	Aguas Andinas SA - Class A	291,905
130,649	Banmedica SA	220,238
45,988	CAP SA	440,363
2,521	Cia Cervecerias Unidas SA	26,403
16,469	Cia General de Electricidad SA	132,772
18,733	Cia Sud Americana de Vapores SA(d)	705
647,163	Colbun SA	174,100
50,487,302	CorpBanca SA	674,720
16,401	Embotelladora Andina SA - Class B, Preference Shares	51,507
5,305	ENTEL Chile SA	57,160
20,702	Forus SA	92,138
12,790	Gasco SA	93,646
448,016	Inversiones Aguas Metropolitanas SA	677,373
4,287	Latam Airlines Group SA - BDR(c)(d)	50,865
79,038	Multiexport Foods SA(d)	18,516
78,578	Parque Arauco SA	161,124
22,204	PAZ Corp. SA	15,045
2,318	Salfacorp SA	1,994
155,626	Sigdo Koppers SA	242,626
1,023	Sociedad Matriz SAAM SA	86

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
CHILE (continued)
130,300	Sonda SA	$317,021
151,953	Vina Concha y Toro SA	290,533
		4,243,240
CHINA — 1.2%
400,000	361 Degrees International Ltd.	114,505
2,283,500	AAC Technologies Holdings, Inc.	13,677,371
128,000	Agile Property Holdings Ltd.	72,128
376,000	Air China Ltd. - H Shares	243,389
866,000	Aluminum Corp. of China Ltd. - H Shares(d)	384,137
374,000	Angang Steel Co. Ltd. - H Shares	275,371
2,000	Anhui Expressway Co. Ltd. - H Shares	1,217
209,000	ANTA Sports Products Ltd.	409,637
408,000	Anton Oilfield Services Group	86,281
618,000	Asia Cement China Holdings Corp.	351,428
96,000	Aupu Group Holding Co. Ltd.	16,093
122,000	AVIC International Holdings Ltd.(d)	79,601
444,000	AviChina Industry & Technology Co. - H Shares	337,788
170,500	Baoxin Auto Group Ltd.	130,154
104,000	Baoye Group Co. Ltd. - H Shares	62,493
307,000	BBMG Corp. - H Shares	216,935
970,000	Beijing Capital International Airport Co. Ltd. - H Shares	711,695
642,000	Beijing Capital Land Ltd. - H Shares	221,860
420,000	Beijing North Star Co. Ltd. - H Shares	126,729
33,000	Biostime International Holdings Ltd.	74,722
47,000	Boer Power Holdings Ltd.	58,787
577,000	BYD Electronic International Co. Ltd.	686,732
427,656	Central China Real Estate Ltd.	98,158
32,000	Changshouhua Food Co. Ltd.	26,615
249,000	Chaowei Power Holdings Ltd.	139,668
70,000	China Animal Healthcare Ltd.	57,858
781,000	China Aoyuan Property Group Ltd.	122,863
334,000	China Automation Group Ltd.(d)	64,172
510,857	China BlueChemical Ltd. - H Shares	181,151
223,000	China Child Care Corp. Ltd.	46,583
833,000	China Coal Energy Co. Ltd. - H Shares	510,209
114,000	China Communications Services Corp. Ltd. - H Shares	53,508
374,500	China COSCO Holdings Co. Ltd. - H Shares(d)	168,051
Shares		Value
CHINA (continued)
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	$17,475
793,000	China Dongxiang Group Co. Ltd.	145,202
65,000	China Dredging Environment Protection Holdings Ltd.(d)	15,590
516,000	China Eastern Airlines Corp. Ltd. - H Shares(d)	196,282
437,500	China Galaxy Securities Co. Ltd. - H Shares	348,639
18,196	China Gold International Resources Corp. Ltd.(d)	34,873
23,308	China Great Star International Ltd.(d)	50,815
789,500	China Hongqiao Group Ltd.	607,766
304,000	China Huiyuan Juice Group Ltd.(d)	121,127
90,400	China International Marine Containers Group Co. Ltd. - H Shares	210,988
78,000	China ITS Holdings Co. Ltd.	10,862
531,000	China Lesso Group Holdings. Ltd.	278,675
66,000	China Lilang Ltd.	47,233
101,000	China Machinery Engineering Corp. - H Shares	57,304
135,000	China Medical System Holdings Ltd.	248,931
53,000	China Mengniu Dairy Co. Ltd.	234,070
405,000	China Modern Dairy Holdings Ltd.(d)	178,604
1,918,084	China National Building Material Co. Ltd. - H Shares	1,778,305
635,000	China National Materials Co. Ltd. - H Shares	144,111
200,000	China Qinfa Group Ltd.(d)	8,510
1,344,000	China Railway Construction Corp. Ltd. - H Shares	1,410,696
1,150,000	China Railway Group Ltd. - H Shares	708,819
216,000	China Rare Earth Holdings Ltd.(d)	27,852
558,500	China Rongsheng Heavy Industries Group Holdings Ltd.(d)	89,301
184,000	China Sanjiang Fine Chemicals Co. Ltd.	91,346
648,400	China SCE Property Holdings Ltd.	127,922
309,488	China Shanshui Cement Group Ltd.	114,135
138,000	China Shineway Pharmaceutical Group Ltd.	248,769
961,093	China Shipping Container Lines Co. Ltd. - H Shares(d)	273,885
722,000	China Shipping Development Co. Ltd., H Shares(d)	474,807

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
CHINA (continued)
452,000	China Southern Airlines Co. Ltd. - H Shares	$158,532
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	40,641
164,000	China Taifeng Beddings Holdings Ltd.(d)	26,223
272,000	China Tontine Wines Group Ltd.(d)	11,574
78,000	China Yurun Food Group Ltd.(d)	33,391
215,500	China Zhengtong Auto Services Holdings Ltd.	121,989
748,000	China Zhongwang Holdings Ltd.	394,489
350,000	Chinasoft International Ltd.(d)	117,793
312,000	Chongqing Iron & Steel Co. Ltd. - H Shares(d)	67,991
270,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	48,742
1,452,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	698,369
214,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(d)	64,571
158,000	Comtec Solar Systems Group Ltd.(d)	26,486
584,000	Coolpad Group Ltd.	125,006
1,123,443	Country Garden Holdings Co. Ltd.	441,836
4,145,000	CPMC Holdings Ltd.(c)	3,110,694
104,000	Da Ming International Holdings, Ltd.	35,135
408,000	Dalian Port PDA Co. Ltd. - H Shares	142,574
358,000	Daphne International Holdings Ltd.	180,035
230,000	Datang International Power Generation Co .Ltd. - H Shares	120,707
79,600	Dongfang Electric Corp. Ltd. - H Shares	134,666
4,650	Dongjiang Environmental Co. Ltd. - H Shares	18,408
576,000	Dongyue Group Ltd.	216,878
184,000	ENN Energy Holdings Ltd.	1,193,426
4,079,000	Evergrande Real Estate Group Ltd.	1,567,400
843,000	Fantasia Holdings Group Co. Ltd.	89,136
1,459,000	FIH Mobile Ltd.(d)	776,989
54,000	First Tractor Co. Ltd. - H Shares	34,537
673,500	Fosun International Ltd.	798,110
479,600	Fufeng Group Ltd.	225,108
2,830,000	Geely Automobile Holdings Ltd.	1,266,268
148,000	Golden Eagle Retail Group Ltd.	181,299
2,505,600	GOME Electrical Appliances Holdings Ltd.	394,167
Shares		Value
CHINA (continued)
163,000	Greatview Aseptic Packaging Co. Ltd.	$106,773
111,000	Greenland Hong Kong Holdings Ltd.	44,514
325,500	Greentown China Holdings Ltd.	338,715
782,000	Guangshen Railway Co. Ltd. - H Shares	335,785
467,753	Guangzhou Automobile Group Co. Ltd. - H Shares	416,175
76,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	259,698
709,600	Guangzhou R&F Properties Co. Ltd. - H Shares	773,179
30,400	Guangzhou Shipyard International Co. Ltd. - H Shares(b)(c)	40,180
136,000	Guodian Technology & Environment Group Co. Ltd. - H Shares	27,708
32,000	Hainan Meilan International Airport Co. Ltd. - H Shares	24,882
3,099,000	Haitian International Holdings Ltd.	6,649,434
150,000	Harbin Electric Co. Ltd. - H Shares	90,520
5,458,000	Hilong Holding Ltd.	1,787,628
65,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(d)	58,335
342,000	Honghua Group Ltd.	65,709
138,000	Huadian Power International Corp. Ltd. - H Shares	105,344
1,622,000	Huaneng Renewables Corp. Ltd. - H Shares	583,532
390,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)(d)	125,220
341,500	Intime Retail Group Co. Ltd.	297,678
122,000	Jiangsu Expressway Co. Ltd. - H Shares	136,235
92,000	Jingwei Textile Machinery - H Shares	92,413
991,000	Kaisa Group Holdings Ltd.	368,024
376,000	Kingdee International Software Group Co. Ltd.(d)	123,149
465,000	KWG Property Holding Ltd.	322,586
64,000	Leoch International Technology Ltd.(d)	11,884
76,000	Li Heng Chemical Fibre Technologies Ltd.(d)	6,093
91,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares(d)	45,176
8,000	Lifetech Scientific Corp.(d)	11,698
3,400	Livzon Pharmaceutical Group, Inc.	25,428
528,500	Longfor Properties Co. Ltd.	612,653
166,000	Lonking Holdings Ltd.	28,469

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
CHINA (continued)
1,122,000	Maanshan Iron & Steel Co. Ltd. - H Shares(d)	$292,250
594,000	Maoye International Holdings Ltd.	91,913
1,522,000	Metallurgical Corp. of China Ltd. - H Shares	418,027
4,793,000	Microport Scientific Corp.(c)(d)	2,422,720
146,000	Minth Group Ltd.	279,757
68,000	Nature Home Holding Co. Ltd.	10,347
80,000	NVC Lighting Holdings Ltd.(b)(c)	18,362
179,000	O-Net Communications Group Ltd.(d)	48,933
96,800	Pacific Online Ltd.	52,425
70,000	Pan Asia Environmental Protection Group Ltd.(d)	14,984
602,000	Parkson Retail Group Ltd.	176,211
361,000	Peak Sport Products Co. Ltd.	106,599
390,000	Powerlong Real Estate Holdings Ltd.(d)	54,312
402,000	Qingling Motors Co. Ltd. - H Shares	128,036
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)(d)	12,722
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,272
5,423,430	Renhe Commercial Holdings Co. Ltd.(d)	216,793
34,500	Sateri Holdings Ltd.	10,410
10,766,806	Semiconductor Manufacturing International Corp.(d)	1,110,674
227,000	Shandong Chenming Paper Holdings Ltd. - H Shares	105,082
464,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	467,880
530,000	Shanghai Electric Group Co. Ltd. - H Shares	265,166
724,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	248,330
205,600	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	514,852
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	42,939
403,500	Shengli Oil & Gas Pipe Holdings Ltd.	23,934
32,000	Shenzhen Expressway Co. Ltd. - H Shares	20,466
162,000	Shenzhou International Group Holdings Ltd.	558,790
837,881	Shui On Land Ltd.	191,234
88,000	Shunfeng Photovoltaic International Ltd.(d)	73,417
514,000	Sihuan Pharmaceutical Holdings Group Ltd.	410,264
95,000	Sino Grandness Food Industry Group Ltd.(d)	31,797
152,000	SinoMedia Holding Ltd.	94,471
Shares		Value
CHINA (continued)
1,833,062	Sino-Ocean Land Holdings Ltd.	$1,047,106
378,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	117,468
52,400	Sinopharm Group Co. Ltd. - H Shares	204,731
1,009,000	Sinotrans Ltd. - H Shares	800,159
334,000	Sinotruk Hong Kong Ltd.	173,134
111,000	SITC International Holdings Co. Ltd.	59,113
1,519,500	SOHO China Ltd.	1,114,866
64,000	Springland International Holdings Ltd.	24,428
812,000	Sunac China Holdings Ltd.	702,568
194,000	Sunny Optical Technology Group Co. Ltd.	313,196
238,000	TCL Communication Technology Holdings Ltd.	233,852
88,000	Tian Shan Development Holdings Ltd.	37,787
632,000	Tiangong International Co. Ltd.	161,359
2,088,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,805,485
15,200	Tonly Electronics Holdings Ltd.	13,014
2,069,500	Travelsky Technology Ltd. - H Shares	2,161,525
210,000	Trigiant Group Ltd.	50,367
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,058
218,400	Uni-President China Holdings Ltd.	201,921
91,000	Weichai Power Co. Ltd. - H Shares	349,091
295,000	Weiqiao Textile Co. - H Shares	147,212
686,000	West China Cement Ltd.	68,112
235,000	Winsway Enterprises Holdings Ltd.(d)	10,757
115,000	Wisdom Holdings Group	88,973
71,000	Wumart Stores, Inc. - H Shares	61,431
626,000	Xiamen International Port Co. Ltd. - H Shares	164,670
4,875,000	Xingda International Holdings Ltd.(c)	1,684,687
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	148,438
151,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	272,564
433,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(d)	93,243
838,000	Xinyi Solar Holdings Ltd.	284,191
283,000	Xiwang Special Steel Co. Ltd.	39,776
149,000	XTEP International Holdings Ltd.	66,477
736,000	Yanzhou Coal Mining Co. Ltd. - H Shares	618,778
45,000	Youyuan International Holdings Ltd.	10,329

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
CHINA (continued)
384,000	Yuanda China Holdings Ltd.	$23,767
531,760	Yuzhou Properties Co. Ltd.	123,424
129,000	Zall Development Group Ltd.(d)	47,075
120,500	Zhaojin Mining Industry Co. Ltd. - H Shares	64,017
96,000	Zhejiang Expressway Co. Ltd. - H Shares	96,803
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
14,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	9,430
453,000	Zhong An Real Estate Ltd.	51,987
311,000	Zhongsheng Group Holdings Ltd.	319,616
64,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares(b)	275,224
1,466,000	Zijin Mining Group Co., Ltd.	376,181
84,600	ZTE Corp. - H Shares	205,087
		79,331,616
COLUMBIA — 0.0%
155,733	Pacific Rubiales Energy Corp.	2,349,018
CYPRUS — 0.0%
2,797	Bank of Cyprus Public Co. Ltd.(b)(c)(d)	0
60,870	ProSafe SE	278,858
2,153	Songa Offshore(d)	744
		279,602
DENMARK — 0.7%
2,314	ALK-Abello A/S	260,639
56,797	Alm Brand A/S(d)	309,828
8,231	Amagerbanken A/S(b)(c)(d)	0
862	Ambu A/S - Class B	60,955
7,563	Auriga Industries A/S - Class B(d)	390,279
5,706	Bang & Olufsen A/S(d)	44,192
10,357	Bavarian Nordic A/S(d)	320,850
1,079	Brodrene Hartmann A/S	31,337
561,699	Chr. Hansen Holding A/S(c)	22,602,250
12,467	D/S Norden A/S	327,444
2,435	DFDS A/S	206,213
23,297	DSV A/S	696,615
67	East Asiatic Co. Ltd. A/S	604
18,995	FLSmidth & Co. A/S	860,284
81,337	GN Store Nord A/S	1,892,545
15,930	H. Lundbeck A/S	347,861
249	IC Group A/S	6,372
34,273	Jyske Bank A/S(d)	1,846,512
18,842	NKT Holding A/S	976,758
6,068	Pandora A/S	510,817
1,113	PER Aarsleff A/S - Class B	185,141
1,788	Ringkjoebing Landbobank A/S	344,385
3,006	Rockwool International A/S - Class B	437,526
Shares		Value
DENMARK (continued)
1,853	Royal UNIBREW(d)	$302,620
9,377	Schouw & Co.	415,212
16,820	SimCorp A/S	506,908
2,457	Solar A/S - Class B	113,760
21,891	Spar Nord Bank A/S	221,140
44,562	Sydbank A/S(d)	1,413,500
37,860	Topdanmark AS(d)	1,204,738
3,605	Tryg A/S	389,664
130,586	Vestas Wind Systems A/S(d)	4,370,822
1,952	William Demant Holding A/S(d)	147,924
		41,745,695
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	183,030
FINLAND — 0.5%
4,290	Ahlstrom Oyj	39,191
872	Aktia Bank Oyj	10,611
39,132	Amer Sports Oyj	748,813
13,990	Cargotec Oyj - Class B	421,108
93,678	Caverion Corp.	752,486
86,662	Citycon Oyj	280,189
2,317	Comptel Oyj	1,800
4,120	Cramo Oyj	59,942
1,089	Elektrobit Oyj	4,681
29,832	Elisa Oyj	818,708
7,435	Finnair Oyj(d)	23,200
3,396	Finnlines Oyj(d)	64,261
12,672	Fiskars Oyj Abp	352,534
25,631	F-Secure Oyj	62,633
2,410	HKScan Oyj - A Shares	10,238
40,603	Huhtamaki Oyj	1,028,826
17,769	Kemira Oyj	229,352
30,149	Kesko OYJ - B Shares	1,141,747
2,280	Kesko Oyj - Class A	82,858
15,462	Konecranes Oyj	432,283
4,576	Lassila & Tikanoja OYJ	84,410
74	Lemminkainen Oyj(d)	1,099
75,818	Metsa Board Oyj	338,240
67,391	Metso Oyj	2,198,258
68,147	Neste Oil Oyj	1,473,121
45,622	Nokian Renkaat Oyj	1,285,779
5,138	Olvi Oyj - Class A	151,566
22,895	Oriola-KD Oyj - Class B(d)	75,744
10,430	Orion Oyj - Class A	350,939
18,446	Orion Oyj - Class B	626,201
46,126	Outokumpu Oyj(d)	260,459
20,286	Outotec Oyj	134,098
13,413	PKC Group Oyj	268,600
1,919	Poyry Oyj(d)	7,695
43,685	Raisio Oyj - V Shares	217,880
26,439	Ramirent Oyj	210,719
440	Saga Furs Oyj	13,862
34,670	Sanoma Oyj	199,333
156,282	SSAB - A Shares(d)	1,112,395
124,610	SSAB - Class B(d)	804,200

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
FINLAND (continued)
8,071	Stockmann Oyj Abp - Class B	$89,308
293,089	Stora Enso Oyj - Class R	2,414,893
163,338	Talvivaara Mining Co. Plc(d)	6,284
1,984	Technopolis Oyj	10,069
15,464	Tieto Oyj	391,643
15,160	Tikkurila Oyj	313,083
303,484	UPM-Kymmene Oyj	4,799,519
13,498	Uponor Oyj	179,299
6,352	Vacon Oyj	268,968
3,684	Vaisala Oyj - Class A	103,873
67,391	Valmet Oyj	711,921
70,509	Wartsila Oyj Abp	3,265,721
25,056	YIT Oyj	167,042
		29,101,682
FRANCE — 2.0%
18,557	Accor SA	779,264
45,358	Air France-KLM(d)	382,819
1,640	Akka Technologies SA	53,640
8,161	Albioma SA	176,824
808,766	Alcatel-Lucent(d)	2,481,058
5,620	Altamir	70,427
9,534	Alten SA	407,649
60,387	Altran Technologies SA	592,905
4,393	APRIL SA	65,786
30,018	Arkema SA	1,851,509
4,828	Assystem	97,408
43,061	AtoS	2,972,757
290	Aurea SA	1,864
10,625	Beneteau SA(d)	157,113
3,331	BioMerieux	351,387
132,613	Boiron SA(c)	11,792,402
2,517	Bollore SA	1,192,278
12	Bollore SA(d)	5,489
11,728	Bonduelle SCA	295,408
2,288	Bongrain SA	155,546
113	Burelle SA	77,175
1,998	Cegedim SA(d)	64,122
2,386	Cegid Group	87,817
43,726	CGG SA(d)	252,496
10,437	Club Mediterranee SA(d)	294,149
34,208	Derichebourg SA	85,735
126	Devoteam SA	2,023
22,092	Edenred	611,829
22,055	Eiffage SA	1,171,445
494	Electricite de Strasbourg SA	64,889
1,526	Eramet(d)	141,702
29,947	Etablissements Maurel et Prom(d)	358,280
42,035	Euler Hermes Group(c)	4,117,164
43,089	Eutelsat Communications SA	1,396,360
1,226	Exel Industries SA - Class A	69,382
1,633	Faiveley Transport SA	98,227
34,656	Faurecia	1,120,037
1,000	Fimalac	67,043
11,234	GameLoft SA(d)	57,719
Shares		Value
FRANCE (continued)
250,793	Gaztransport Et Technigaz SA(c)	$14,032,641
1,559	Gecina SA REIT	210,995
1,636	GL Events	32,638
1,072	Groupe Crit	54,917
152,389	Groupe Eurotunnel SA	1,924,938
1,572	Guerbet	73,125
8,241	Haulotte Group SA	124,443
57,124	Havas SA	461,722
4,606	Hi-Media SA(d)	14,661
7,968	ICADE REIT	633,953
18,204	Imerys SA	1,305,093
76,739	Ingenico	7,642,262
1,815	Interparfums SA	43,579
7,311	Ipsen SA	359,508
5,475	IPSOS	141,988
5,344	Jacquet Metal Service	91,211
27,960	JCDecaux SA	927,457
31,494	Klepierre REIT	1,361,600
326,459	Korian-Medica(c)	11,810,764
18,878	Lagardere SCA	459,299
936	Laurent-Perrier	75,069
1,354	Lectra	13,370
896	Linedata Services	25,724
324,006	LISI(c)	8,124,613
735	Maisons France Confort SA	24,924
1,101	Manitou BF SA(d)	15,315
4,401	Mersen	105,890
6,667	Metropole Television SA	115,337
3,349	MGI Coutier	49,648
3,180	Montupet	246,553
1,975	Mr Bricolage	35,961
1,755	Naturex	122,060
39,377	Neopost SA	2,734,219
7,782	Nexans SA(d)	237,412
9,400	Nexity SA	337,368
1,227	Norbert Dentressangle SA	179,209
2,474	Onxeo(d)	20,827
8,658	Orpea	527,624
294	Parrot SA(d)	5,578
17,954	Peugeot SA(d)	212,796
1,273	Pierre & Vacances SA(d)	31,586
29,736	Plastic Omnium SA	675,962
431	PSB Industries SA	18,958
13,397	Rallye SA	518,259
564	Remy Cointreau SA	40,124
97,165	Rexel SA	1,632,222
235,665	Rubis SCA(c)	13,859,520
8,556	Saft Groupe SA	254,110
1,023	Sartorius Stedim Biotech	186,527
6,172	Schneider Electric SA(d)	486,341
135,370	SCOR SE	4,145,970
6,771	SEB SA	553,990
7,940	Societe BIC SA	989,726
12,196	Societe d’Edition de Canal +	90,478

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
FRANCE (continued)
696	Societe Internationale de Plantations d’Heveas SA	$28,965
40,012	Societe Television Francaise 1	594,923
40,139	SOITEC(d)	99,594
724	Somfy SA	212,303
5,507	Sopra Group SA	412,754
2,498	Ste Industrielle d’Aviation Latecoere SA(d)	29,864
1,615	Stef SA	92,084
28,979	Suez Environnement Co.	487,710
1,654	Sword Group	38,449
2,086	Synergie SA	47,759
48,862	Technicolor SA(d)	288,216
16,665	Technip SA	1,205,408
17,738	Teleperformance SA	1,117,197
155	Tessi SA	15,308
16,096	Theolia SA(d)	13,514
82	Thermador Groupe	7,650
2,556	Trigano SA(d)	51,729
53,785	UBISOFT Entertainment(d)	972,591
29,358	Valeo SA	3,286,445
61,175	Vallourec SA	2,246,178
1,225	Valneva SE(d)	6,754
41,456	Veolia Environnement SA	692,760
602	Vetoquinol SA	27,158
4,295	Vicat	293,657
2,872	Vilmorin & Cie SA	288,103
1,445	Virbac SA	323,137
449	Vranken - Pommery Monopole SA	13,532
58,065	Zodiac Aerospace	1,770,714
		127,085,647
GABON — 0.0%
55	Total Gabon	24,226
GEORGIA — 0.0%
4,384	Bank of Georgia Holdings Plc	179,534
GERMANY — 2.3%
30,393	Aareal Bank AG	1,301,431
1,753	Adler Modemaerkte AG	26,361
20,697	ADVA Optical Networking SE(d)	74,178
10,093	Air Berlin Plc(d)	14,937
17,687	Aixtron SE(d)	215,239
2,408	Allgeier SE	42,850
2,742	Alstria Office REIT AG	33,997
752	Amadeus Fire AG	53,300
281	AS Creation Tapeten AG	9,684
12,510	Aurubis AG	653,601
15,258	Axel Springer SE	837,288
8,038	Balda AG	27,599
4,639	Bauer AG(d)	71,795
8,172	BayWa AG	322,941
10,613	Bechtle AG	824,712
1,967	Bertrandt AG	256,970
Shares		Value
GERMANY (continued)
685	Bijou Brigitte AG	$47,212
15,838	Bilfinger SE	1,021,544
1,210	Biotest AG	119,788
23,792	Borussia Dortmund GmbH & Co. KGaA	125,908
11,268	Borussia Dortmund GmbH & Co. KGaA(d)	59,305
23,614	Brenntag AG	1,142,245
4,102	CANCOM SE	167,500
8,816	Carl Zeiss Meditec AG	237,251
42,074	Celesio AG	1,386,667
2,761	CENIT AG	38,319
8,279	CENTROTEC Sustainable AG	133,939
3,390	Cewe Stiftung & Co. KGaA	222,902
17,476	Comdirect Bank AG	176,733
2,747	CompuGroup Medical AG	62,996
5,206	Constantin Medien AG(d)	7,607
13,998	CTS Eventim AG & Co KGaA	369,075
3,708	DAB Bank AG	22,211
3,806	Deutsche Beteiligungs AG	104,118
42,926	Deutsche Lufthansa AG	634,215
23,403	Deutsche Wohnen AG	527,307
37,884	Deutz AG	170,243
20,474	Dialog Semiconductor Plc(d)	703,514
41,937	DMG MORI SEIKI AG	1,070,248
2,601	Dr Hoenle AG	55,313
795	Draegerwerk AG & Co. KGaA	65,753
17,862	Drillisch AG	619,806
108,206	Duerr AG	7,592,143
9,177	Elmos Semiconductor AG	163,877
242,218	ElringKlinger AG(c)	7,392,598
3,534	Euromicron AG(d)	58,458
25,249	Evotec AG(d)	92,676
131,444	Fielmann AG(c)	8,570,322
2,910	First Sensor AG(d)	36,667
29,631	Fraport AG Frankfurt Airport Services Worldwide	1,831,352
69,446	Freenet AG	1,817,541
11,914	Fuchs Petrolub SE	438,718
89,581	GEA Group AG	4,119,318
6,600	Gerresheimer AG	366,768
7,035	Gerry Weber International AG	282,373
2,345	Gesco AG	207,115
7,997	GFK SE	330,707
5,545	GFT Technologies AG	76,540
6,523	Grammer AG	238,117
3,340	Grenkeleasing AG	331,828
1,466	Hamborner AG REIT	15,064
3,768	Hamburger Hafen und Logistik AG	82,467
29,934	Hannover Rueck SE	2,494,156
656	Hansa Group AG(d)	190
1,410	Hawesko Holding AG	65,333
118,849	Heidelberger Druckmaschinen AG(d)	302,488
24,960	Hochtief AG	1,845,124

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
GERMANY (continued)
4,021	Homag Group AG	$141,543
125	Hornbach Baumarkt AG	4,442
12,049	Indus Holding AG	551,241
502	Init Innovation In Traffic Systems AG	12,154
2,380	Isra Vision AG	141,579
22,264	Jenoptik AG	254,365
60,505	K+S AG	1,688,171
55,896	Kloeckner & Co. SE(d)	656,401
531	Koenig & Bauer AG(d)	6,714
4,511	Kontron AG(d)	26,071
7,617	Krones AG	729,542
210	KSB AG(c)	113,159
5,395	KUKA AG	339,051
1,128	KWS Saat AG	369,706
52,769	Lanxess AG	2,742,964
798	Leifheit AG	41,786
26,280	Leoni AG	1,504,368
4,388	LPKF Laser & Electronics AG	56,005
1,101	Manz AG(d)	89,958
10,130	MLP AG	51,412
475	Morphosys AG(d)	45,078
241,575	MTU Aero Engines AG(c)	21,151,700
3,842	MVV Energie AG(c)	115,454
1,551	Nemetschek AG	154,694
2,244	Nexus AG	34,321
16,879	Nordex SE(d)	285,128
310,910	NORMA Group SE(c)	14,534,640
1,021	OHB AG	25,436
21,082	OSRAM Licht AG(d)	738,672
25,484	Patrizia Immobilien AG(d)	343,943
1,334	Pfeiffer Vacuum Technology AG	103,712
17,767	PNE Wind AG	50,096
686	Progress-Werk Oberkirch AG	36,703
1,040	Puma SE	218,168
69,049	QSC AG	133,254
870	R Stahl AG	43,119
19,441	Rational AG(c)	6,083,306
36,416	Rheinmetall AG	1,562,987
64,835	Rhoen Klinikum AG	1,932,075
16,332	SAF-Holland SA	204,091
819	Schaltbau Holding AG	50,239
22,815	SGL Carbon SE(d)	352,808
203	SHW AG	9,239
14,802	Sixt SE	475,618
16,990	Software AG	426,778
33,126	Stada Arzneimittel AG	1,276,280
11,191	Stroeer Media SE	254,886
40,416	Suedzucker AG	561,931
10,720	Suss Microtec AG(d)	63,219
483,853	Symrise AG	27,209,493
30,278	TAG Immobilien AG	354,083
9,742	Takkt AG	151,809
28,597	Talanx AG(d)	921,530
3,573	Tom Tailor Holding AG(d)	50,058
Shares		Value
GERMANY (continued)
4,964	Tomorrow Focus AG	$20,528
72,881	TUI AG	1,112,408
34,543	United Internet AG	1,354,466
1,861	Vossloh AG	107,044
6,164	VTG AG	124,517
9,072	Wacker Chemie AG	1,093,997
17,355	Wacker Neuson SE	336,991
62	Washtec AG	956
837	Wincor Nixdorf AG	38,421
166	XING AG	17,599
		146,492,649
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	47,873
1,264	Bwin.Party Digital Entertainment Plc	1,813
		49,686
GREECE — 0.0%
1,466	Aegean Airlines SA	12,768
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
2,153	Athens Water Supply & Sewage Co. SA (The)	14,866
54,107	Ellaktor SA(d)	152,559
2,479	FF Group	81,081
10,168	Frigoglass SAIC(d)	28,160
14,537	GEK Terna Holding Real Estate Construction SA(d)	37,163
10,539	Hellenic Exchanges - Athens Stock Exchange SA Holding	70,921
13,217	Hellenic Petroleum SA(d)	67,908
51,849	Intralot SA-Integrated Lottery Systems & Services(d)	73,421
13,521	JUMBO SA	148,258
1,715	Lamda Development SA(d)	7,200
132,453	Marfin Investment Group Holdings SA(d)	35,022
6,034	Metka SA	58,980
3,640	Motor Oil (Hellas) Corinth Refineries SA	26,639
26,955	Mytilineos Holdings SA(d)	173,284
3,190	OPAP SA	38,656
22,848	Proton Bank SA(b)(c)(d)	0
6,085	Public Power Corp. SA(d)	46,210
5,302	Sarantis SA	46,509
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	17,867
647	Thessaloniki Port Authority SA	16,216
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		1,153,688
GUERNSEY — 0.1%
825,262	Friends Life Group Ltd.	4,269,416

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
GUERNSEY (continued)
18,201	Raven Russia Ltd.(d)	$18,052
59,000	Tethys Petroleum Ltd.(d)	15,181
		4,302,649
HONG KONG — 1.3%
4,000	Ajisen China Holdings Ltd.	2,754
30,000	Allied Group Ltd.	123,015
1,473,693	Allied Properties HK Ltd.(c)	281,241
260,000	AMVIG Holdings Ltd.	121,700
124,000	Anxin-China Holdings Ltd.	11,512
121,500	APT Satellite Holdings Ltd.	176,724
144,000	Asia Financial Holdings Ltd.(c)	59,976
58,000	Asia Satellite Telecommunications Holdings Ltd.	201,930
421,877	Asia Standard International Group Ltd.	102,271
411,100	ASM Pacific Technology Ltd.	4,521,747
80,000	Associated International Hotels Ltd.(c)	233,135
84,000	Beijing Enterprises Holdings Ltd.	685,635
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
66,400	Bonjour Holdings Ltd.	8,391
386,000	Bosideng International Holdings Ltd.	57,239
218,000	Bossini International Holdings Ltd.	21,364
233,000	Brightoil Petroleum Holdings Ltd.(d)	74,210
56,897	Brilliant Circle Holdings International Ltd.	9,831
1,864,354	Brockman Mining Ltd.(c)(d)	80,535
496,791	C C Land Holdings Ltd.	88,402
106,000	Cafe de Coral Holdings Ltd.	379,980
174,000	Carrianna Group Holdings Co. Ltd.	28,270
718,800	Century City International Holdings Ltd.	51,905
1,604,275	Champion Technology Holdings Ltd.	35,581
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(c)(d)	8,020
119,243	Cheuk Nang Holdings Ltd.(c)	105,172
80,000	Chevalier International Holdings Ltd.(c)	129,566
2,302,000	Chigo Holding Ltd.(d)	55,211
684,000	China Aerospace International Holdings Ltd.	99,665
765,137	China Agri-Industries Holdings Ltd.	292,039
136,000	China All Access Holdings Ltd.	53,662
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
82,500	China Culiangwang Beverages Holdings, Ltd.(d)	5,000
656,000	China Daye Non-Ferrous Metals Mining Ltd.(d)	14,042
Shares		Value
HONG KONG (continued)
560,000	China Dynamics Holdings Ltd.(d)	$71,488
120,000	China Electronics Corp. Holdings Co. Ltd.	37,756
746,000	China Energine International Holdings Ltd.(d)	93,308
1,588,000	China Energy Development Holdings Ltd.(d)	47,096
183,000	China Everbright International Ltd.	252,490
344,000	China Everbright Ltd.	668,913
438,000	China Fiber Optic Network System Group Ltd.	132,725
140,000	China Financial Services Holdings Ltd.	8,214
76,936	China Flavors & Fragrances Co. Ltd.(d)	11,607
618,000	China Glass Holdings Ltd.	71,720
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	1,038,750
790,000	China High Speed Transmission Equipment Group Co. Ltd.(d)	622,412
870,000	China Household Holdings Ltd.(d)	105,453
12,236,000	China Lumena New Materials Corp.(b)(c)(d)	1,972,238
141,113	China Merchants Holdings International Co. Ltd.	445,803
580,000	China Merchants Land Ltd.	83,016
216,000	China Metal International Holdings, Inc.	76,594
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	44,045
632,557	China New Town Development Co. Ltd.(d)	31,403
740,000	China Nickel Resources Holding Co. Ltd.(d)	21,947
1,060,000	China Oil and Gas Group Ltd.	168,121
244,500	China Overseas Grand Oceans Group Ltd.	128,947
460,000	China Power International Development Ltd.	207,604
600,000	China Power New Energy Development Co. Ltd.(d)	41,779
892,000	China Precious Metal Resources Holdings Co. Ltd.(d)	94,317
353,000	China Properties Group Ltd.(d)	67,367
1,088,440	China Resources Cement Holdings Ltd.	739,648
482,000	China Resources Enterprise Ltd.	1,146,087
184,800	China Resources Gas Group Ltd.	527,820
1,520,600	China Singyes Solar Technologies Holdings Ltd.	2,913,692
1,230,000	China South City Holdings Ltd.	556,701
800,000	China Star Entertainment Ltd.(d)	12,069

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
HONG KONG (continued)
425,000	China Starch Holdings Ltd.	$10,412
275,440	China State Construction International Holdings Ltd.	425,494
970,000	China Strategic Holdings Ltd.(d)	18,887
136,400	China Taiping Insurance Holdings Co. Ltd.(d)	292,670
126,000	China Traditional Chinese Medical Co. Ltd.(d)	71,001
1,112,000	China Travel International Investment Hong Kong Ltd.	341,265
312,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	31,783
86,000	China Water Affairs Group Ltd.	43,803
1,990,000	China WindPower Group Ltd.(d)	161,660
13,362	Chong Hing Bank Ltd.	29,635
88,000	Chow Sang Sang Holdings International Ltd.	217,414
110,000	Chu Kong Shipping Enterprise Group Co. Ltd.	27,375
413,500	Chuang’s Consortium International Ltd.	50,653
96,000	CIMC Enric Holdings Ltd.	96,431
548,000	CITIC Ltd.	959,600
1,555,000	CITIC Resources Holdings Ltd.(d)	216,553
649,000	CITIC Telecom International Holdings Ltd.	258,591
872,000	Citychamp Watch & Jewellery Group Ltd.	118,063
1,018,000	CK Life Sciences International Holdings, Inc.	107,639
68,000	Clear Media Ltd.	69,270
177,000	Coastal Greenland Ltd.(d)	6,162
166,525	Comba Telecom Systems Holdings Ltd.	76,443
156,000	Cosco International Holdings Ltd.	68,393
459,420	COSCO Pacific Ltd.	604,254
1,238,000	CP Pokphand Co. Ltd.	142,076
27,000	Cross-Harbour Holdings Ltd.	24,928
2,429,335	CSI Properties Ltd.	104,940
424,000	CSPC Pharmaceutical Group Ltd.	390,368
3,656,000	CST Mining Group Ltd.(d)	20,743
292,000	Dah Chong Hong Holdings Ltd.	172,448
278,924	Dah Sing Banking Group Ltd.	506,405
89,078	Dah Sing Financial Holdings Ltd.	554,788
270,000	Dan Form Holdings Co. Ltd.(d)	26,808
132,000	Dawnrays Pharmaceutical Holdings Ltd.	131,061
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	11,987
160,550	Dickson Concepts International Ltd.	84,259
306,000	Digital China Holdings Ltd.	284,884
Shares		Value
HONG KONG (continued)
107,000	DMX Technologies Group Ltd.	$13,326
204,000	Dorsett Hospitality International Ltd.	36,038
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,760
222,000	EcoGreen Fine Chemicals Group Ltd.	65,840
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
264,000	Emperor Capital Group Ltd.	13,957
325,000	Emperor Entertainment Hotel Ltd.	97,645
648,416	Emperor International Holdings Ltd.	141,303
42,820,000	Emperor Watch & Jewellery Ltd.(c)	1,960,130
643,400	Esprit Holdings Ltd.	805,583
504,000	eSun Holdings Ltd.(d)	55,891
452,000	EVA Precision Industrial Holdings Ltd.	120,648
352,500	EverChina International Holdings Co. Ltd.(d)	19,318
9,500	Fairwood Holdings Ltd.	21,413
517,487	Far East Consortium International Ltd.	193,512
1,198,000	First Pacific Co. Ltd.	1,292,981
315,745	Fortune Oil Plc(d)	40,307
30,000	Fountain SET Holdings Ltd.	3,482
2,114,000	Franshion Properties China Ltd.	498,845
30,000	Future Bright Holdings Ltd.	11,412
2,789,000	GCL-Poly Energy Holdings Ltd.(d)	942,236
262,000	Genting Hong Kong Ltd.	96,960
798,000	Get Nice Holdings Ltd.	36,529
266,000	Giordano International Ltd.	135,484
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(d)	52,616
128,000	Global Sweeteners Holdings Ltd.(d)	6,520
1,757,000	Glorious Property Holdings Ltd.(d)	253,746
122,000	Glorious Sun Enterprises Ltd.	26,586
220,000	Gold Peak Industries Holding Ltd.(c)	20,425
220,000	Goldbond Group Holdings Ltd.	9,362
243,588	Golden Meditech Holdings Ltd.	39,890
158,000	Goldin Properties Holdings Ltd.(d)	95,756
98,000	Goldlion Holdings Ltd.	41,069
16,000	Good Friend International Holdings, Inc.	5,261
219,960	Great Eagle Holdings Ltd.	740,277
12,162,000	G-Resources Group Ltd.(d)	297,967
584,000	Guangdong Investment Ltd.	768,109
150,666	Guangdong Land Holdings Ltd.(d)	32,056
12,000	Guangnan Holdings Ltd.	1,965

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
HONG KONG (continued)
8,000	Guoco Group Ltd.	$98,309
259,200	Guotai Junan International Holdings Ltd.	181,152
185,000	Haier Electronics Group Co. Ltd.	499,765
226,738	Haitong International Securities Group Ltd.	134,783
3,316,000	Hanergy Thin Film Power Group Ltd.	756,829
430,000	Hao Tian Development Group Ltd.(d)	27,724
114,000	Harbour Centre Development Ltd.(c)	207,269
2,439,359	Heng Tai Consumables Group Ltd.(d)	35,858
797,400	Hengdeli Holdings Ltd.	128,527
2,008,035	HKC Holdings Ltd.(d)	49,197
365,200	HKR International Ltd.	176,592
186,000	Hon Kwok Land Investment Co. Ltd.	64,757
3,600	Hong Kong Aircraft Engineering Co. Ltd.	39,550
45,000	Hong Kong Ferry (Holdings) Co. Ltd.	51,527
199,000	Hong Kong Television Network Ltd.(d)	79,034
316,651	Hongkong & Shanghai Hotels (The)	501,405
727,700	Hongkong Chinese Ltd.	171,717
57,650	Hopewell Highway Infrastructure Ltd.	27,802
246,000	Hopewell Holdings Ltd.	872,324
332,000	Hopson Development Holdings Ltd.(d)	294,963
230,000	Hsin Chong Construction Group Ltd.	28,471
473,280	Hua Han Bio-Pharmaceutical Holdings Ltd.	169,047
555,000	Huabao International Holdings Ltd.	396,472
259,631	Hung Hing Printing Group Ltd.	37,831
658,000	Hutchison Harbour Ring Ltd.	60,241
1,147,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	457,016
18,000	Hysan Development Co. Ltd.	82,049
2,136,000	Imagi International Holdings Ltd.(d)	62,247
199,000	Inspur International Ltd.	50,808
552,000	Integrated Waste Solutions Group Holdings Ltd.(d)	33,454
1,446,250	International Standard Resources Holdings Ltd.(d)	82,988
106,000	IRC Ltd.(d)	8,201
398,000	IT Ltd.	119,577
111,270	ITC Properties Group Ltd.	55,957
134,000	Jinhui Holdings Co. Ltd.(d)	24,018
210,625	Johnson Electric Holdings Ltd.	712,934
Shares		Value
HONG KONG (continued)
564,000	Ju Teng International Holdings Ltd.	$314,176
675,099	K Wah International Holdings Ltd.	423,071
1,940,000	Kai Yuan Holdings Ltd.(d)	25,516
42,000	Keck Seng Investments	37,260
319,500	Kerry Properties Ltd.	1,095,878
330,700	Kingboard Chemical Holdings Ltd.	650,727
473,000	Kingboard Laminates Holdings Ltd.	192,734
196,000	Kingmaker Footwear Holdings Ltd.	32,856
1,866,000	Kingston Financial Group Ltd.	221,365
417,000	Kowloon Development Co. Ltd.	497,917
2,412,000	Lai Fung Holdings Ltd.	51,629
4,908,750	Lai Sun Development Co. Ltd.(d)	126,593
603,200	Lai Sun Garment International Ltd.(d)	90,225
9,000	Lam Soon Hong Kong Ltd.	8,008
208,000	Landsea Green Properties Co. Ltd.(d)	17,970
116,000	Le Saunda Holdings Ltd.	58,335
24,000	Lee & Man Chemical Co. Ltd.	15,009
807,200	Lee & Man Paper Manufacturing Ltd.	443,405
15,000	Lee’s Pharmaceutical Holdings Ltd.	20,541
74,000	Lerado Group Holding Co. Ltd.	11,164
83,500	Lifestyle International Holdings Ltd.	157,845
2,715,000	Lijun International Pharmaceutical Holding Co. Ltd.	1,319,839
1,924,000	Lippo China Resources Ltd.	89,314
102,000	Lippo Ltd.	60,633
156,000	Liu Chong Hing Investment Ltd.	197,335
546,600	Loudong General Nice Resources China Holdings Ltd.(d)	35,946
170,000	Luen Thai Holdings Ltd.	34,416
59,000	Luk Fook Holdings International Ltd.	176,122
1,658,000	Magnificent Estates	79,104
59,200	Man Wah Holdings Ltd.	88,550
20,000	Man Yue Technology Holdings Ltd.	4,462
580,000	Mei Ah Entertainment Group Ltd.(d)	51,604
126,000	Midland Holdings Ltd.(d)	61,902
178,000	MIE Holdings Corp.	24,559
108,000	MIN XIN Holdings Ltd.	65,453
1,335,000	Ming Fung Jewellery Group Ltd.(d)	14,804
429,000	Mingfa Group International Co. Ltd.(d)	119,487

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
HONG KONG (continued)
574,000	Minmetals Land Ltd.	$66,614
29,000	Miramar Hotel & Investment Co. Ltd.	36,609
6,221,148	Nan Hai Corp. Ltd.(d)	35,297
429,500	Neo-Neon Holdings Ltd.(d)	69,228
1,650,000	Neptune Group Ltd.(d)	37,446
69,500	NetDragon Websoft, Inc.	118,475
872,000	New Century Group Hong Kong Ltd.	16,192
1,235,100	New World China Land Ltd.	750,124
24,000	New World Department Store China Ltd.	8,789
412,000	Newocean Energy Holdings Ltd.	193,910
434,000	Next Media Ltd.	41,412
781,000	Nine Dragons Paper Holdings Ltd.	605,251
226,391	NWS Holdings Ltd.	423,289
550,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(d)	43,262
120,500	Orient Overseas International Ltd.	686,005
113,200	Oriental Watch Holdings.	25,252
42,000	Overseas Chinese Town Asia Holdings Ltd.	15,706
430,164	Pacific Andes International Holdings Ltd.	18,027
13,489,000	Pacific Basin Shipping Ltd.(c)	6,487,814
236,000	Pacific Textile Holdings Ltd.	316,486
323,240	Paliburg Holdings Ltd.	105,869
59,000	PAX Global Technology Ltd.(d)	63,297
1,126,394	PCCW Ltd.	716,056
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
369,800	Pearl Oriental Oil Ltd.(d)	10,443
296,000	Phoenix Satellite Television Holdings Ltd.	90,840
368,000	Pico Far East Holdings Ltd.	91,108
42,000	Playmates Holdings Ltd.	44,951
318,000	Poly Property Group Co. Ltd.	123,015
1,200,000	Polytec Asset Holdings Ltd.	174,852
132,000	Pou Sheng International Holdings Ltd.(d)	12,085
78,000	Public Financial Holdings Ltd.	37,315
320,000	Real Nutriceutical Group Ltd.	109,347
386,200	Regal Hotels International Holdings Ltd.	235,550
5,081,033	REXLot Holdings Ltd.	524,145
176,000	SA SA International Holdings Ltd.	121,643
390,000	Samson Holding Ltd.	50,792
116,000	SAS Dragon Holding Ltd.	35,749
92,000	SEA Holdings Ltd.	59,671
261,516	Shanghai Industrial Holdings Ltd.	805,946
Shares		Value
HONG KONG (continued)
995,000	Shanghai Industrial Urban Development Group Ltd.(d)	$183,472
1,190,000	Shanghai Zendai Property Ltd.(d)	16,112
448,000	Shangri-La Asia Ltd.	650,468
150,000	Shenyin Wanguo HK Ltd.	85,878
489,520	Shenzhen International Holdings Ltd.	777,662
978,638	Shenzhen Investment Ltd.	282,670
567,629	Shimao Property Holdings Ltd.	1,220,873
2,506,000	Shougang Concord International Enterprises Co. Ltd.(d)	116,330
1,382,000	Shougang Fushan Resources Group Ltd.	311,857
1,029,750	Shun Tak Holdings Ltd.	524,492
370,000	Silver Grant International Industries Ltd.	50,573
652,000	Singamas Container Holdings Ltd.	112,658
620,000	Sino Biopharmaceutical Ltd.	624,385
3,935,000	Sino Oil And Gas Holdings Ltd.(d)	102,496
1,120,000	Sinofert Holdings Ltd.(d)	170,416
212,000	Sinopec Kantons Holdings Ltd.	176,048
914,000	Sinotrans Shipping Ltd.(d)	249,857
38,000	SIS International Holdings	18,522
46,000	Sitoy Group Holdings Ltd.	37,903
947,278	Skyworth Digital Holdings Ltd.	519,130
104,410	SmarTone Telecommunications Holding Ltd.	134,229
1,267,934	SMI Corp. Ltd.	49,049
122,843	SOCAM Development Ltd.(d)	102,011
424,000	Solargiga Energy Holdings Ltd(d)	22,689
696,000	South China China Ltd.(c)(d)	65,515
360,000	Sparkle Roll Group Ltd.(d)	16,015
1,413,428	SRE Group Ltd.	40,279
84,500	Stella International Holdings Ltd.	242,436
60,500	Stelux Holdings International Ltd.	13,418
204,000	Success Universe Group Ltd.(d)	7,234
16,000	Sun Hing Vision Group Holdings Ltd.	5,405
425,801	Sun Hung Kai & Co. Ltd.	317,354
297,000	Superb Summit International Group Ltd.(d)	63,956
302,000	TAI Cheung Holdings Ltd.	248,839
6,000	Tan Chong International Ltd.	2,228
6,000	Tao Heung Holdings Ltd.	3,164
684,000	TCC International Holdings Ltd.	275,182
152,000	TCL Multimedia Technology Holdings Ltd.(d)	53,508
280,500	Techtronic Industries Co. Ltd.	877,111
68,100	Television Broadcasts Ltd.	372,765
108,000	Texhong Textile Group Ltd.	73,670
248,000	Texwinca Holdings Ltd.	217,455

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
HONG KONG (continued)
185,800	Tian An China Investment Co. Ltd.	$124,583
106,000	Tianjin Development Holdings Ltd.	91,988
1,208,000	Tianjin Port Development Holdings Ltd.	272,593
81,000	Tibet 5100 Water Resources Holdings Ltd.	28,514
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	767
124,252	Tomson Group Ltd.	32,845
1,740,000	Tongda Group Holdings Ltd.	224,367
24,500	Top Spring International Holdings Ltd.	6,919
203,000	Towngas China Co. Ltd.	213,074
500,000	TPV Technology Ltd.	97,999
154,000	Tradelink Electronic Commerce Ltd.	33,758
46,400	Transport International Holdings Ltd.	84,960
80,000	Trinity Ltd.	19,290
394,000	Truly International Holdings Ltd.	200,171
128,000	TSC Group Holdings Ltd.(d)	47,700
1,230,000	United Energy Group Ltd.(d)	190,325
288,500	United Laboratories International Holdings Ltd. (The)(d)	221,346
44,000	Up Energy Development Group Ltd.(d)	4,879
439,200	V1 Group Ltd.(d)	46,439
277,000	Value Partners Group Ltd.	208,594
188,000	Varitronix International Ltd.	156,361
643,686	Victory City International Holdings Ltd.	92,961
244,000	Vitasoy International Holdings Ltd.	336,024
483,600	VST Holdings Ltd.	167,121
31,200	VTech Holdings Ltd.	390,646
178,000	Wasion Group Holdings Ltd.	185,686
396,000	Welling Holding Ltd.	85,786
77,000	Wing On Co. International Ltd.(c)	223,400
230,000	Wing Tai Properties Ltd.(c)	149,771
900,000	Xinyi Glass Holdings Ltd.	531,518
1,040,000	Yanchang Petroleum International Ltd.(d)	52,971
42,000	YGM Trading Ltd.	89,252
2,292,000	Yingde Gases Group Co. Ltd.	1,793,961
98,000	Yip’s Chemical Holdings Ltd.	65,964
127,500	Yue Yuen Industrial Holdings Ltd.	427,458
2,288,946	Yuexiu Property Co. Ltd.	422,067
116,191	Yuexiu Transport Infrastructure Ltd.	70,417
906,000	Yugang International Ltd.	13,201
Shares		Value
HONG KONG (continued)
306,000	Zhuhai Holdings Investment Group Ltd.	$58,397
		80,321,604
HUNGARY — 0.0%
24,646	Magyar Telekom Telecommunications Plc(d)	34,082
INDIA — 1.5%
355	3M India Ltd.(d)	35,846
4,102	Aarti Industries	20,380
4,084	Aban Offshore Ltd.	41,505
2,753	ABB India Ltd.	52,403
2,732	ABG Shipyard Ltd.(d)	10,127
17,582	ACC Ltd.	429,313
43,270	Adani Enterprises Ltd.(d)	341,262
87,674	Adani Power Ltd.(d)	68,540
25,742	Aditya Birla Nuvo Ltd.	705,431
3,264	Ahmednagar Forgings Ltd.	21,671
176,515	AIA Engineering Ltd.(c)	2,701,341
1,605	Ajanta Pharma Ltd.	49,652
623	Akzo Nobel India Ltd.	13,183
20,592	Alembic Pharmaceuticals Ltd.	137,302
36,030	Allahabad Bank	67,366
810	Allcargo Logistics Ltd.	3,202
241,287	Alok Industries Ltd.	49,122
1,082	Alstom India Ltd.	9,351
384,380	Amara Raja Batteries Ltd.(c)	4,098,280
178,086	Ambuja Cements Ltd.	660,281
34,468	Amtek Auto Ltd.	92,654
17,731	Amtek India Ltd.	26,885
44,785	Anant Raj Ltd.	39,205
32,399	Andhra Bank	44,245
229,025	Apollo Hospitals Enterprise Ltd.(c)	4,160,683
113,881	Apollo Tyres Ltd.	406,373
71,434	Arvind Ltd.	346,990
287,392	Ashok Leyland Ltd.(d)	217,416
2,229	Atul Ltd.	46,313
59,016	Aurobindo Pharma Ltd.(d)	930,848
485,257	Bajaj Electricals Ltd.(c)	2,242,535
8,626	Bajaj Finance Ltd.	394,562
12,411	Bajaj Finserv Ltd.	215,949
22,227	Bajaj Holdings & Investment Ltd.(c)	501,936
12,115	Balkrishna Industries Ltd.	151,951
133,566	Ballarpur Industries Ltd.	37,090
3,642	Balmer Lawrie & Co. Ltd.	36,942
38,808	Balrampur Chini Mills Ltd.(d)	34,700
20,918	Bank of Baroda	316,666
9,497	Bank of India	44,136
23,191	Bank of Maharashtra	16,298
4,339	BASF India Ltd.	86,010
3,947	Bata India Ltd.	81,839
687,266	Berger Paints India Ltd.(c)	4,448,200
2,479	Bharat Electronics Ltd.(d)	84,127
26,138	Bharat Forge Ltd.(d)	346,116

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
INDIA (continued)
12,574	Bharat Petroleum Corp. Ltd.	$148,420
44,918	Bhushan Steel Ltd.	77,436
21,884	Biocon Ltd.	159,657
8,906	Birla Corp. Ltd.	75,897
24,403	Blue Dart Express Ltd.(c)	2,118,510
712	Bosch Ltd.	172,790
10,113	Britannia Industries Ltd.	252,133
9,549	Cadila Healthcare Ltd.	218,406
43,985	Canara Bank	288,159
7,476	Carborundum Universal Ltd.	23,408
5,310	Ceat Ltd.	74,967
29,868	Century Plyboards India Ltd.(d)	67,106
9,156	Century Textiles & Industries Ltd.	82,866
6,433	CESC Ltd.	71,041
57,006	Chambal Fertilizers & Chemicals Ltd.	57,285
9,705	Cholamandalam Investment and Finance Co. Ltd.	76,652
65,290	Cipla Ltd.	708,779
36,243	City Union Bank Ltd.	50,055
1,522	CMC Ltd.	48,032
10,128	Colgate-Palmolive India Ltd.	278,833
3,973	Container Corp. of India Ltd.	87,471
10,814	Coromandel International Ltd.	58,359
8,329	Corp Bank	45,925
21,138	Cox & Kings Ltd.	98,684
122,660	CRISIL Ltd.(c)	3,642,443
19,689	Crompton Greaves Ltd.	60,446
13,480	Cummins India Ltd.	160,553
16,196	Cyient Ltd.	126,653
128,260	Dabur India Ltd.	473,142
2,774	Dalmia Bharat Ltd.	19,145
6,484	DB Corp. Ltd.	37,610
18,464	DB Realty Ltd.(d)	20,404
27,921	DCB Bank Ltd.(d)	41,586
5,844	Deepak Fertilizers & Petrochemicals Corp. Ltd.	14,881
29,801	Delta Corp Ltd.	43,367
43,420	Dena Bank	45,223
7,530	Divi’s Laboratories Ltd.	230,008
1,890	eClerx Services Ltd.	39,990
3,504	Eicher Motors Ltd.	728,920
22,258	EID Parry India Ltd.(d)	79,607
307,995	Emami Ltd.(c)(d)	4,064,129
25,985	Engineers India Ltd.	115,324
8,345	Eros International Media Ltd.(d)	33,693
27,309	Escorts Ltd.	75,500
45,444	Essar Oil Ltd.(d)	89,482
31,009	Essar Shipping Ltd.(d)	11,414
7,991	Essel Propack Ltd.	14,928
109,622	Exide Industries Ltd.	281,375
15,298	FDC Ltd.	39,067
304,245	Federal Bank Ltd.	703,876
6,289	Federal-Mogul Goetze India Ltd.(d)	31,425
Shares		Value
INDIA (continued)
14,606	Finolex Cables Ltd.	$53,321
3,286	Finolex Industries Ltd.	17,174
1,319,085	Fortis Healthcare Ltd.(c)(d)	2,610,241
31,884	Future Retail Ltd.	59,951
29,067	Gateway Distriparks Ltd.	135,630
1,824	GlaxoSmithKline Consumer Healthcare Ltd.(c)	164,325
14,696	Glenmark Pharmaceuticals Ltd.	171,864
548	Godfrey Phillips India Ltd.	26,587
30,654	Godrej Consumer Products Ltd.	484,198
23,771	Godrej Industries Ltd.	116,784
8,712	Godrej Properties Ltd.	34,642
29,016	Great Eastern Shipping Co. Ltd. (The)	188,344
20,917	Greaves Cotton Ltd.	44,082
2,596	Grindwell Norton Ltd.	22,068
32,020	Gruh Finance Ltd.	110,844
15,133	Gujarat Alkalies & Chemicals(d)	48,886
8,892	Gujarat Flourochemicals Ltd.	111,483
14,998	Gujarat Narmada Valley Fertilizers Co. Ltd.(d)	20,946
450,743	Gujarat Pipavav Port Ltd.(c)(d)	1,216,786
51,946	Gujarat State Fertilisers & Chemicals Ltd.	102,454
62,535	Gujarat State Petronet Ltd.	98,742
1,652	Gulf Oil Corp. Ltd.	4,640
1,652	Gulf Oil Lubricants India Ltd.	8,896
5,553	Hathway Cable & Datacom Ltd.(d)	27,919
52,392	Havells India Ltd.	243,529
11,965	HCL Infosystems Ltd.(d)	14,255
849	HEG Ltd.(d)	4,184
18,832	Hexa Tradex Ltd.(d)	7,591
137,134	Hexaware Technologies Ltd.	441,442
562,230	Hindalco Industries Ltd.	1,498,975
6,147	Hindustan Petroleum Corp. Ltd.	53,100
430	Honeywell Automation India Ltd.	39,502
28,793	Housing Development & Infrastructure Ltd.(d)	39,039
436,062	HSIL Ltd.(c)	2,662,890
1,883	HTMT Global Solutions Ltd.(d)	20,742
30,641	ICRA Ltd.(c)	1,303,241
46,836	IDBI Bank Ltd.	53,854
173,718	IDFC Ltd.	442,217
77,633	IIFL Holdings Ltd.	216,588
87,660	India Cements Ltd. (The)	159,259
29,515	Indiabulls Housing Finance Ltd.	201,077
14,343	Indian Bank	38,964
51,509	Indian Hotels Co. Ltd.(d)	87,792
45,438	IndusInd Bank Ltd.	532,897
3,468	Info Edge India Ltd.	47,614
23,454	ING Vysya Bank Ltd.	246,324
9,700	Intellect Design Arena Ltd.(b)(c)(d)	7,583
239,628	Ipca Laboratories Ltd.(c)	2,854,071

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
INDIA (continued)
8,799	IRB Infrastructure Developers Ltd.	$36,135
8,006	Jagran Prakashan Pvt Ltd.(d)	16,938
66,242	Jain Irrigation Systems Ltd. - DVR	98,014
140,663	Jammu & Kashmir Bank Ltd. (The)	318,095
75,459	Jaypee Infratech Ltd.(d)	28,205
6,226	Jindal Poly Films Ltd.	30,740
1,556	Jindal Poly Investment & Finance Co. Ltd.(d)	3,426
59,675	Jindal Saw Ltd.	75,517
7,796	JK Lakshmi Cement Ltd.	46,611
2,717	JK Tyre & Industries Ltd.	21,727
104,984	JM Financial Ltd.	81,046
138,313	JSW Energy Ltd.	180,888
52,377	JSW Steel Ltd.	1,077,183
142,308	Jubilant Foodworks Ltd.(c)(d)	2,918,936
23,442	Jubilant Organosys Ltd.(d)	55,188
2,239	Kajaria Ceramics Ltd.	21,918
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	3,100
6,905	Kalpataru Power Transmission Ltd.	19,146
22,504	Karnataka Bank Ltd. (The)	45,466
16,876	Karur Vysya Bank Ltd. (The)	149,905
2,339	Kaveri Seed Co. Ltd.	35,131
1,197	Kirloskar Oil Engines Ltd.	5,033
24,476	KPIT Technologies Ltd.	66,233
298	Lakshmi Machine Works Ltd.	19,428
81,905	LIC Housing Finance Ltd.	482,959
11,875	Maharashtra Seamless Ltd.	60,768
49,550	Mahindra & Mahindra Financial Services Ltd.	237,057
237	Mahindra Lifespace Developers Ltd.	1,969
942	Marico Kaya Enterprises Ltd.(d)	9,216
47,116	Marico Ltd.	238,841
51,660	MAX India Ltd.	298,686
12,345	MindTree Ltd.	219,878
815	Monsanto India Ltd.	39,697
70,479	Motherson Sumi Systems Ltd.	482,620
11,049	Mphasis Ltd.	72,142
515	MRF Ltd.	262,664
82,330	Nagarjuna Oil Refinery Ltd.(d)	5,967
13,270	National Aluminium Co. Ltd.	12,384
165,649	NHPC Ltd.	55,711
16,197	NIIT Technologies Ltd.	101,943
6,848	Oil India Ltd.	70,906
47,831	OMAXE Ltd.	102,361
6,434	Oracle Financial Sevices Software Ltd.	354,514
8,317	Orient Cement Ltd.	20,054
16,955	Oriental Bank of Commerce	78,810
14,725	Oswal Chemical & Fertilizers(d)	7,698
27,004	Page Industries Ltd.(c)	3,918,131
8,697	Parsvnath Developers Ltd.(d)	2,875
Shares		Value
INDIA (continued)
6,026	PC Jeweller Ltd.	$23,731
789	Persistent Systems Ltd.	16,701
104,278	Petronet LNG Ltd.	338,734
1,091	Pfizer Ltd.	29,302
4,125	Phoenix Mills Ltd. (The)	25,613
7,720	PI Industries Ltd.	56,102
465,083	Pidilite Industries Ltd.(c)	3,137,417
7,053	Plethico Pharmaceuticals Ltd.(d)	4,750
9,700	Polaris Financial Technology Ltd.	29,645
13,598	Prestige Estates Projects Ltd.	49,819
1,520	Procter & Gamble Hygiene & Health Care Ltd.	133,634
81,828	PTC India Financial Services Ltd.	67,635
51,519	PTC India Ltd.	76,859
36,362	Rain Industries Ltd.	29,492
24,971	Rajesh Exports Ltd.(d)	57,812
796,263	Rallis India Ltd.(c)	2,971,721
21,876	Ramco Cements Ltd. (The)	122,830
19,421	Ranbaxy Laboratories Ltd.(d)	200,330
1,582	Ratnamani Metals & Tubes Ltd.	11,830
12,772	Raymond Ltd.	96,237
57,342	Redington India Ltd.	96,613
3,937	Reliance Capital Ltd.(d)	30,460
224,421	Reliance Communications Ltd.(d)	387,985
7,440	Reliance Infrastructure Ltd.	77,211
160,258	Reliance Power Ltd.(d)	199,278
38,166	Rolta India Ltd.	68,842
23,351	Ruchi Soya Industries Ltd.	14,376
3,688	Sadbhav Engineering Ltd.(d)	14,064
816	Sanofi India Ltd.	44,188
69,699	Sesa Sterlite Ltd.	290,545
2,527	Shoppers Stop Ltd.	22,128
1,830	Shree Cement Ltd.	270,912
142,891	Shree Renuka Sugars Ltd.(d)	39,679
11,398	Shriram Transport Finance Co. Ltd.	176,418
14,938	Siemens Ltd.	212,441
77,746	Sintex Industries Ltd.(d)	122,823
15,463	SJVN Ltd.	6,044
135,598	SKF India Ltd.(c)	2,744,424
5,085	Sobha Developers Ltd.	35,744
104	Solar Industries India Ltd.	4,254
426,240	South Indian Bank Ltd. (The)	192,641
9,422	Spice Mobility Ltd.	4,427
6,622	SRF Ltd.	91,910
29,868	Star Ferro and Cement Ltd.	34,781
5,304	State Bank of Bikaner & Jaipur	49,101
2,656	State Bank of Travancore	18,374
2,418	Sterlite Technologies Ltd.	2,814
108,421	Strides Arcolab Ltd.	1,176,739
8,719	Sun TV Network Ltd.(d)	46,371
9,094	Sundaram Finance Ltd.	201,912

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
INDIA (continued)
21,387	Sundram Fasteners Ltd.	$53,520
6,405	Supreme Industries Ltd.	62,569
30,834	Syndicate Bank	63,325
7,364	Tamil Nadu Newsprint & Papers Ltd.	16,815
13,597	Tata Chemicals Ltd.	90,108
5,395	Tata Communications Ltd.	35,384
76,960	Tata Power Co. Ltd.	117,633
77,939	Tata Steel Ltd.	621,989
99,640	Tata Tea Ltd.(d)	259,810
1,682	Tech Mahindra Ltd.	68,970
4,509	Thermax Ltd.	65,645
10,567	Timken India Ltd.	71,611
45,835	Titan Co. Ltd.	293,747
204,762	Torrent Pharmaceuticals Ltd.(c)	2,941,036
4,273	Transport Corp. of India Ltd.	15,937
1,291	Trent Ltd.	27,912
29,890	Triveni Turbine Ltd.	44,397
697	TTK Prestige Ltd.	44,537
20,332	Tube Investments of India Ltd.	115,949
103,009	TV18 Broadcast Ltd.(d)	48,736
46,611	TVS Motor Co. Ltd.	196,730
5,706	UCO Bank	8,127
13,600	Unichem Laboratories Ltd.	43,480
29,635	Union Bank of India	108,887
22,486	United Breweries Ltd.	255,751
116,601	United Phosphorus Ltd.(d)	661,910
9,215	Uttam Galva Steels Ltd.(d)	11,114
772	VA Tech Wabag Ltd.	20,180
1,130	Vakrangee Ltd.	2,345
1,120	Vardhman Special Steels Ltd.(d)	648
6,257	Vardhman Textiles Ltd.	44,619
54,856	Vedanta Resources Plc	721,328
21,025	Videocon Industries Ltd.	57,562
56,858	Vijaya Bank	44,079
10,213	Voltas Ltd.	41,817
902	VST Industries Ltd.	26,668
1,793	WABCO India Ltd.	106,386
28,058	Welspun Corp. Ltd.	35,095
15,809	Wockhardt Ltd.	195,115
548	Wyeth Ltd.	9,669
96,337	Yes Bank Ltd.	1,073,985
180,211	Zee Entertainment Enterprises Ltd.	1,010,385
4,219	Zensar Technologies Ltd.	41,726
621	Zuari Agro Chemicals Ltd.	2,572
		94,958,187
INDONESIA — 0.5%
223,600	Ace Hardware Indonesia Tbk PT	14,987
5,233,300	Adaro Energy Tbk PT	491,501
447,000	Adhi Karya Persero Tbk PT	101,902
7,318,600	AKR Corporindo Tbk PT	2,982,549
2,401,100	Alam Sutera Realty Tbk PT	92,190
Shares		Value
INDONESIA (continued)
996,100	Aneka Tambang Persero Tbk PT	$79,952
31,986,200	Arwana Citramulia Tbk PT(c)	2,421,793
28,100	Asahimas Flat Glass Tbk PT	15,579
61,600	Astra Agro Lestari Tbk PT	119,785
42,411,000	Bakrie & Brothers Tbk PT(c)(d)	175,470
9,710,000	Bakrie Sumatera Plantations Tbk PT(d)	40,174
9,876,000	Bakrie Telecom Tbk PT(b)(c)(d)	40,861
899,466	Bank Bukopin Tbk PT	56,193
1,315,116	Bank Danamon Indonesia Tbk PT	458,685
3,011,250	Bank Pan Indonesia Tbk PT(d)	249,173
624,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	38,996
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(d)	49,388
54,000	Bayan Resources Tbk PT(c)(d)	30,943
1,863,500	Benakat Integra Tbk PT(d)	21,434
560,000	Budi Starch & Sweetener Tbk PT(d)	4,727
624,500	Bumi Resources Minerals Tbk PT(d)	19,172
3,199,100	Bumi Serpong Damai Tbk PT	424,870
5,137,500	Ciputra Development Tbk PT	486,755
1,509,100	Ciputra Property Tbk PT	94,280
238,000	Ciputra Surya Tbk PT	47,758
479,000	Citra Marga Nusaphala Persada Tbk PT	125,051
11,917,500	Darma Henwa Tbk PT(c)(d)	49,307
105,400	Delta Dunia Makmur Tbk PT(d)	1,884
393,500	Elnusa Tbk PT	16,932
10,964,300	Energi Mega Persada Tbk PT(d)	102,521
15,025,500	Express Transindo Utama Tbk PT	1,448,466
947,000	Gajah Tunggal Tbk PT	112,841
2,684,600	Global Mediacom Tbk PT	435,401
1,193,400	Gozco Plantations Tbk PT(d)	9,579
1,387,000	Holcim Indonesia Tbk PT	269,710
674,300	Indika Energy Tbk PT(d)	35,431
135,900	Indo Tambangraya Megah Tbk PT	238,120
231,700	Indosat Tbk PT(d)	70,267
158,000	Intiland Development Tbk PT	7,779
1,750,200	Japfa Comfeed Indonesia Tbk PT	181,754
561,000	Jasa Marga Persero Tbk PT	294,775
12,722,554	Kawasan Industri Jababeka Tbk PT	286,350
174,600	Lippo Cikarang Tbk PT(d)	122,805
10,442,250	Lippo Karawaci Tbk PT	924,552
10,158,300	Malindo Feedmill Tbk PT(c)	2,626,784
1,437,300	Matahari Putra Prima Tbk PT	374,043
1,019,667	Mayora Indah Tbk PT(c)	2,385,692

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
INDONESIA (continued)
906,800	Medco Energi Internasional Tbk PT	$288,885
1,385,500	Media Nusantara Citra Tbk PT	321,010
206,700	Mitra Adiperkasa Tbk PT	90,650
1,688,500	Mitra International Resources Tbk PT(c)(d)	6,986
5,841,400	MNC Investama Tbk PT	161,925
1,101,800	Multipolar Tbk PT	85,701
23,455,000	Nippon Indosari Corpindo Tbk PT(c)	2,406,636
4,190,800	Pakuwon Jati Tbk PT	156,050
4,283,000	Panin Financial Tbk PT(d)	94,626
480,500	Pembangunan Perumahan Persero Tbk PT	104,569
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	135,192
440,100	Ramayana Lestari Sentosa Tbk PT	29,498
7,010,500	Sampoerna Agro Tbk PT(c)	1,218,209
5,557,500	Selamat Sempurna Tbk PT(c)	2,067,105
7,450,000	Sentul City Tbk PT(d)	54,866
2,338,700	Siloam International Hospitals Tbk PT(d)	2,665,750
117,500	Sinar Mas Agro Resources & Technology Tbk PT(c)	72,921
3,524,000	Summarecon Agung Tbk PT	367,417
1,138,800	Surya Semesta Internusa Tbk PT	71,617
198,500	Tambang Batubara Bukit Asam Persero Tbk PT	212,708
579,000	Tiga Pilar Sejahtera Food Tbk(d)	104,924
1,169,515	Timah Persero Tbk PT	119,516
166,600	Tower Bersama Infrastructure Tbk PT	122,693
596,800	Trada Maritime Tbk PT(b)(c)(d)	68,334
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	3,227
1,152,000	Tunas Baru Lampung Tbk PT	66,727
539,500	Tunas Ridean Tbk PT	27,678
1,094,000	Vale Indonesia Tbk PT	343,091
2,493,400	Visi Media Asia Tbk PT(d)	94,702
958,252	Wijaya Karya Persero Tbk PT	226,777
		30,469,151
IRELAND — 0.6%
102,920	Aer Lingus Group Plc	185,078
1,961,821	Bank of Ireland(d)	769,496
276,516	Beazley Plc	1,158,933
154,534	C&C Group Plc	688,247
22,410	DCC Plc	1,252,568
10,174	Endo International Plc(c)(d)	679,831
10,056	FBD Holdings Plc(d)	170,122
425,000	FleetMatics Group Plc(d)	15,784,500
688,397	Glanbia Plc(c)	9,713,593
67,081	Grafton Group Plc - Units	682,485
181,601	Greencore Group Plc	762,287
Shares		Value
IRELAND (continued)
16,165	IFG Group Plc	$30,993
23,450	Irish Continental Group Plc - Units	81,988
126,391	James Hardie Industries Plc - CDI	1,336,918
198,664	Kenmare Resources Plc(c)(d)	21,908
19,490	Kerry Group Plc - Class A(d)	1,323,529
52,837	Kingspan Group Plc(d)(f)	826,333
6,121	Kingspan Group Plc(f)	95,728
12,329	Paddy Power Plc(d)	899,194
107,448	Smurfit Kappa Group Plc	2,217,658
417	Tarsus Group Plc	1,357
132,882	United Drug Plc(d)	699,654
		39,382,400
ISLE OF MAN — 0.0%
11,173	Exillon Energy Plc(d)	27,346
ISRAEL — 2.0%
23,917	Africa Israel Investments Ltd.(d)	37,558
4,663	Airport City Ltd.(d)	41,913
61	Alon Blue Square Israel Ltd.(d)	163
1,870	AL-ROV Israel Ltd.(d)	54,470
16,296	AudioCodes Ltd.(d)	74,481
9,030	Azrieli Group	289,876
28	Bayside Land Corp.	7,354
350,142	Bezeq The Israeli Telecommunication Corp. Ltd.	591,946
7,207	Cellcom Israel Ltd.	72,782
1,512,500	Check Point Software Technologies Ltd.(d)	112,303,125
0	Clal Biotechnology Industries Ltd.(d)	0
11,283	Clal Insurance Enterprise Holdings Ltd.(d)	179,171
13,567	Delek Automotive Systems Ltd.	136,689
1,010	Delek Group Ltd.	345,485
3,947	Delta-Galil Industries Ltd.	104,583
4,291	Direct Insurance Financial Investments Ltd.	27,075
12,782	Elbit Systems Ltd.	767,502
905	Electra Ltd.	116,160
1	Electra Real Estate Ltd.(d)	1
1,009	Equital Ltd.(d)	18,043
0	Evogene Ltd.(d)	6
3,272	EZchip Semiconductor Ltd.(d)	66,397
16,965	First International Bank of Israel Ltd.	237,172
3,427	Formula Systems (1985) Ltd.	84,556
21,992	Frutarom Industries Ltd.	545,974
1,135	Hadera Paper Ltd.(d)	37,600
66,902	Harel Insurance Investments & Financial Services Ltd.	334,646
270	Industrial Buildings Corp. Ltd.	436
378,008	Israel Discount Bank Ltd. - Class A(d)	602,454
2,874	Ituran Location & Control Ltd.	57,647

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
ISRAEL (continued)
4,804	Jerusalem Oil Exploration(d)	$188,597
4,100	Magic Software Enterprises Ltd.	27,564
16,429	Matrix IT Ltd.	84,643
1,459	Melisron Ltd.	38,230
17,166	Menorah Mivtachim Holdings Ltd.	182,390
170,583	Migdal Insurance & Financial Holding Ltd.	228,105
1,673	Mivtach Shamir Holdings Ltd.	46,662
99,963	Mizrahi Tefahot Bank Ltd.(d)	1,099,989
7,596	Naphtha Israel Petroleum Corp. Ltd.(d)	49,371
736	Neto ME Holdings Ltd.	35,285
13,509	NICE-Systems Ltd.	534,253
645	Nitsba Holdings 1995 Ltd.(d)	9,362
2,068	Nova Measuring Instruments Ltd.(d)	20,465
391,918	Oil Refineries Ltd.(d)	126,327
23,836	Ormat Industries Ltd.	160,874
8,208	Osem Investments Ltd.	157,985
12,789	Partner Communications Co. Ltd.(d)	84,027
2,872	Paz Oil Co. Ltd.	408,078
33,550	Phoenix Holdings Ltd. (The)	99,402
1,121	Plasson Industries Ltd.	40,971
1,772	Protalix Biotherapeutics, Inc.(d)	3,880
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	31,833
2,227,000	Sarine Technologies Ltd.(c)	5,165,766
68,879	Shikun & Binui Ltd.	156,228
13,900	Shufersal Ltd.	34,288
6,039	Strauss Group Ltd.	97,439
3,145	Summit Real Estate Holdings Ltd.(d)	11,974
3,108	Tower Semiconductor Ltd.(d)	29,691
14,467	Union Bank of Israel(d)	55,539
		126,344,483
ITALY — 0.5%
42,476	A2A SpA	42,503
8,199	ACEA SpA	100,280
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	59,178
27,658	Amplifon SpA	162,068
22,692	Ansaldo STS SpA	260,478
2,607	Arnoldo Mondadori Editore SpA(d)	2,150
5,010	Ascopiave SpA	11,740
18,124	Astaldi SpA	126,620
50,808	Atlantia SpA	1,196,995
14,058	Autogrill SpA(d)	95,131
10,738	Azimut Holding SpA	250,826
12,300	Banca Generali SpA	326,000
4,248	Banca IFIS SpA	74,687
149,847	Banca Popolare dell’Emilia Romagna Scarl(d)	1,139,828
Shares		Value
ITALY (continued)
2,043,852	Banca Popolare di Milano Scarl(d)	$1,534,189
83,121	Banca Popolare di Sondrio SCARL	332,696
100,263	Banco Popolare SC(d)	1,449,937
7,670	Biesse SpA	73,577
13,563	Brembo SpA	449,216
41,617	Buzzi Unicem SpA	561,680
32,411	Cementir Holding SpA	194,144
155,163	CIR-Compagnie Industriali Riunite SpA(d)	155,359
29,592	Credito Emiliano SpA	227,505
37,774	Credito Valtellinese SC(d)	39,029
9,148	Danieli & C Officine Meccaniche SpA	213,227
4,885	Datalogic SpA	56,258
77,840	Davide Campari-Milano SpA	559,421
43,408	DeA Capital SpA(d)	79,800
23,657	Delclima(d)	43,846
19,373	De’Longhi SpA	378,240
7,780	DiaSorin SpA	300,674
2,953	Ei Towers SpA(d)	148,022
2,445	Engineering SpA	118,085
26,776	ERG SpA	306,854
5,852	Esprinet SpA	48,291
9,629	Eurotech SpA(d)	18,305
59,325	Falck Renewables SpA	75,086
195,336	Finmeccanica SpA(d)	1,760,004
15,732	FNM SpA	11,375
65,639	Gruppo Editoriale L’Espresso SpA(d)	70,164
12,807	Gtech SpA	298,031
51,774	Hera SpA	136,249
19,593	Immobiliare Grande Distribuzione REIT	16,340
33,162	IMMSI SpA(d)	20,355
16,260	Indesit Co. SpA(d)	223,527
3,035	Industria Macchine Automatiche SpA	118,739
198,830	Intek Group SpA(d)	85,339
32,568	Interpump Group SpA	424,450
106,192	Iren SpA	128,151
84,914	Italcementi SpA	484,803
3,505	Italmobiliare SpA	83,453
158	Landi Renzo SpA(d)	196
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	149,496
189,408	Mediaset SpA(d)	632,317
239,805	Mediobanca SpA(d)	2,109,589
61,833	Mediolanum SpA	415,712
254,284	Parmalat SpA	764,136
50,326	Piaggio & C SpA(d)	140,511
134,537	Pirelli & C. SpA	1,800,593
42,758	Prysmian SpA	739,433
30,604	Recordati SpA	529,249
490	Reply SpA	36,106

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
ITALY (continued)
70,103	Retelit SpA(d)	$52,051
19,345	Safilo Group SpA(d)	261,815
55,535	Saipem SpA(d)	869,920
48,108	Salini Impregilo SpA(d)	132,630
9,328	Salvatore Ferragamo SpA	220,228
56,253	Saras SpA(d)	57,382
10,151	Societa Cattolica di Assicurazioni SCRL	157,101
36,780	Societa Iniziative Autostradali e Servizi SpA	368,035
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA(d)	41,310
12,888	SOL SpA	103,202
60,496	Sorin SpA(d)	135,246
6,138	Tamburi Investment Partners SpA	19,460
99,621	Terna Rete Elettrica Nazionale SpA	501,607
20,102	Tiscali SpA(d)	1,063
2,530	Tod’s SpA	232,871
34,001	Trevi Finanziaria Industriale SpA	122,115
6,610	Uni Land SpA(b)(c)(d)	0
551,885	Unione di Banche Italiane SCPA	4,319,004
141,916	Unipol Gruppo Finanziario SpA	684,691
292,874	UnipolSai SpA	785,411
10,354	Vittoria Assicurazioni SpA	114,051
23,496	World Duty Free SpA(d)	198,894
13,735	Yoox SpA(d)	253,533
11,183	Zignago Vetro SpA	77,007
		32,098,870
JAPAN — 5.1%
180,000	77 Bank Ltd. (The)	985,533
300	A&D Co. Ltd.	1,378
4,900	ABC-Mart, Inc.	277,009
59,600	Accordia Golf Co. Ltd.	620,275
76,000	Achilles Corp.	102,844
7,200	Adastria Holdings Co. Ltd.	158,519
56,800	ADEKA Corp.	718,059
6,900	Aderans Co. Ltd.	81,209
7,200	Advan Co. Ltd.	77,561
56	Advance Residence Investment Corp. REIT	130,322
26,000	Advantest Corp.	296,283
7,600	Aeon Delight Co. Ltd.	183,428
7,600	Aeon Fantasy Co. Ltd.	97,838
4,600	Aeon Financial Service Co. Ltd.	94,068
800	Agrex, Inc.	9,736
1,500	Agro-Kanesho Co. Ltd.	11,872
18,800	Ahresty Corp.	102,599
11,600	Ai Holdings Corp.	224,100
25,800	Aica Kogyo Co. Ltd.	527,829
3,300	Aichi Bank Ltd. (The)	159,822
6,700	Aichi Corp.	32,389
Shares		Value
JAPAN (continued)
74,000	Aichi Steel Corp.	$261,545
16,000	Aichi Tokei Denki Co. Ltd.	45,867
30,000	Aida Engineering Ltd.	281,237
17,100	Aiful Corp.(d)	68,507
7,700	Ain Pharmaciez, Inc.	205,516
6,700	Aiphone Co. Ltd.	114,883
49,000	Air Water, Inc.	766,027
11,300	Airport Facilities Co. Ltd.	75,853
21,400	Aisan Industry Co. Ltd.	166,132
24,400	Aizawa Securities Co. Ltd.	118,171
7,400	Akebono Brake Industry Co. Ltd.	28,131
94,000	Akita Bank Ltd. (The)	261,099
3,400	Alconix Corp.	44,314
58,900	Alfresa Holdings Corp.	736,217
5,800	Alinco, Inc.	57,781
79,500	Allied Telesis Holdings KK	60,160
8,000	Alpen Co. Ltd.	122,359
3,200	Alpha Corp.	30,597
26,700	Alpine Electronics, Inc.	442,841
95,800	Alps Electric Co. Ltd.	1,576,979
3,300	Alps Logistics Co. Ltd.	36,577
1,500	Altech Corp.	16,786
56,100	Amada Co. Ltd.	475,970
16,800	Amano Corp.	181,274
500	Amiyaki Tei Co. Ltd.	17,783
6,000	Amuse, Inc.	171,467
22,900	Anest Iwata Corp.	162,894
11,000	Anritsu Corp.	83,730
2,100	AOI Electronics Co. Ltd.	97,779
16,800	AOKI Holdings, Inc.	185,312
100,000	Aomori Bank Ltd. (The)	296,461
24,100	Aoyama Trading Co. Ltd.	564,711
50,000	Aozora Bank Ltd.	174,049
9,700	Arakawa Chemical Industries Ltd.	98,619
25,000	Araya Industrial Co. Ltd.	38,504
12,700	Arcland Sakamoto Co. Ltd.	278,705
17,638	Arcs Co. Ltd.	383,145
57,800	Arealink Co. Ltd.	72,556
3,600	Argo Graphics, Inc.	64,388
218,200	Ariake Japan Co. Ltd.(c)	4,846,730
22,800	Arisawa Manufacturing Co. Ltd.	163,401
2,200	Artnature, Inc.	29,399
5,190	As One Corp.	147,857
20,000	Asahi Diamond Industrial Co. Ltd.	236,991
8,650	Asahi Holdings, Inc.	142,081
4,700	Asahi Intecc Co. Ltd.	211,306
13,000	Asahi Kogyosha Co. Ltd.	45,600
3,000	Asahi Net, Inc.	13,701
27,000	Asahi Organic Chemicals Industry Co. Ltd.	62,257
23,000	Asanuma Corp.(d)	35,424
9,900	Asatsu-DK, Inc.	244,492
3,100	Asax Co. Ltd.	36,596

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
19,400	Ashikaga Holdings Co. Ltd.	$68,913
24,000	Ashimori Industry Co. Ltd.(d)	41,878
23,900	Asics Corp.	550,237
18,000	ASKA Pharmaceutical Co. Ltd.	195,985
12,000	Asunaro Aoki Construction Co. Ltd.	83,971
10,200	Atom Corp.	55,484
55,000	Atsugi Co. Ltd.	55,820
57,000	Autobacs Seven Co. Ltd.	826,646
14,700	Avex Group Holdings, Inc.	213,842
85,000	Awa Bank Ltd. (The)	501,714
8,900	Axial Retailing, Inc.	179,545
9,300	Azbil Corp.	220,981
60,000	Bando Chemical Industries Ltd.	235,566
5,400	Bank of Iwate Ltd. (The)	242,297
81,000	Bank of Kochi Ltd. (The)	103,120
109,000	Bank of Kyoto Ltd. (The)	919,938
75,000	Bank of Nagoya Ltd. (The)	298,464
14,900	Bank of Okinawa Ltd. (The)	642,693
79,000	Bank of Saga Ltd. (The)	180,752
29,700	Bank of the Ryukyus Ltd.	472,239
10,700	Belc Co. Ltd.	293,399
40,400	Belluna Co. Ltd.	178,037
4,300	Benesse Holdings, Inc.	133,795
24,400	Bic Camera, Inc.	210,493
2,600	Biofermin Pharmaceutical Co. Ltd.	67,103
13,200	Bit-Isle, Inc.	55,468
3,900	BML, Inc.	114,405
3,400	Bookoff Corp.	25,366
4,500	Broadleaf Co. Ltd.	69,548
57,200	Brother Industries Ltd.	999,631
35,000	Bunka Shutter Co. Ltd.	297,262
800	C Uyemura & Co. Ltd.	38,104
3,900	CAC Holdings Corp.	41,491
19,500	Calbee, Inc.	677,053
83,000	Calsonic Kansei Corp.	447,051
2,000	Can Do Co. Ltd.	29,130
11,400	Canon Electronics, Inc.	204,606
28,800	Canon Marketing Japan, Inc.	579,718
14,500	Capcom Co. Ltd.	221,647
7,600	Carlit Holdings Co., Ltd.	39,582
56,400	Casio Computer Co. Ltd.	867,152
5,800	Cawachi Ltd.	89,020
102,000	Central Glass Co. Ltd.	330,541
2,000	Central Security Patrols Co. Ltd.	20,815
2,100	Central Sports Co. Ltd.	33,148
27,250	Century Tokyo Leasing Corp.	696,261
23,100	Chiba Kogyo Bank Ltd. (The)	159,381
1,500	Chino Corp.	16,385
8,400	Chiyoda Co. Ltd.	163,550
10,600	Chiyoda Integre Co. Ltd.	177,414
500	Chofu Seisakusho Co. Ltd.	14,756
3,800	Chori Co. Ltd.	55,076
11,700	Chubu Shiryo Co. Ltd.	70,830
103,000	Chuetsu Pulp & Paper Co. Ltd.	164,140
Shares		Value
JAPAN (continued)
153,000	Chugai Mining Co. Ltd.(d)	$38,139
14,000	Chugai Ro Co. Ltd.	27,047
64,600	Chugoku Bank Ltd. (The)	939,741
10,000	Chugoku Marine Paints Ltd.	77,988
52,000	Chukyo Bank Ltd. (The)	94,903
93,000	Citizen Holdings Co. Ltd.	591,988
32,600	CKD Corp.	276,298
21,000	Clarion Co. Ltd.(d)	67,118
11,000	Cleanup Corp.	94,796
7,000	CMIC Holdings Co. Ltd.	105,444
37,823	Coca-Cola East Japan Co. Ltd.	670,426
6,100	Coca-Cola West Co. Ltd.	85,587
8,190	Cocokara Fine, Inc.	195,991
6,200	COLOPL Inc.(d)	192,361
3,500	Colowide Co. Ltd.	41,660
6,100	Computer Engineering & Consulting Ltd.	57,131
4,400	Computer Institute of Japan Ltd.	19,390
67,400	COMSYS Holdings Corp.	1,176,687
11,800	CONEXIO Corp.	126,168
1,100	COOKPAD, Inc.	34,814
6,200	Corona Corp.	63,973
247,000	Cosmo Oil Co. Ltd.	376,025
4,000	Cosmos Pharmaceutical Corp.	566,570
3,800	Create SD Holdings Co. Ltd.	135,152
7,500	Credit Saison Co. Ltd.	153,305
8,400	CTI Engineering Co. Ltd.	131,169
2,100	CyberAgent, Inc.	79,457
2,300	Cybernet Systems Co. Ltd.	9,992
92,000	Dai Nippon Toryo Co. Ltd.	126,953
6,100	Daibiru Corp.	66,689
116,000	Daicel Corp.	1,317,748
6,000	Dai-Dan Co. Ltd.	33,546
44,000	Daido Kogyo Co. Ltd.	102,239
13,000	Daido Metal Co. Ltd.	149,762
95,000	Daido Steel Co. Ltd.	356,911
7,300	Daidoh Ltd.	33,080
69,000	Daiei, Inc. (The)(d)	76,786
5,000	Daifuku Co. Ltd.	56,443
16,000	Daihatsu Diesel Manufacturing Co. Ltd.	129,766
36,000	Daihen Corp.	124,353
43,000	Daiho Corp.	195,620
22,000	Daiichi Jitsugyo Co. Ltd.	111,444
1,800	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	77,320
4,400	Dai-ichi Seiko Co. Ltd.	82,261
8,800	Daiichikosho Co. Ltd.	219,990
50,000	Daiken Corp.	111,284
19,000	Daiki Aluminium Industry Co. Ltd.	51,591
4,100	Daikoku Denki Co. Ltd.	66,834
2,800	Daikokutenbussan Co. Ltd.	80,267
121,000	Daikyo, Inc.	220,832
1,000	Dainichi Co. Ltd.	6,882

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	$207,977
32,000	Daio Paper Corp.	270,358
27,000	Daisan Bank Ltd. (The)	42,546
4,910	Daiseki Co. Ltd.	84,190
86,000	Daishi Bank Ltd. (The)	298,598
6,000	Daishinku Corp.	18,055
24,000	Daiso Co. Ltd.	77,133
145,000	Daito Bank Ltd. (The)	185,889
7,400	Daito Pharmaceutical Co. Ltd.	131,826
66	Daiwa House Residential Investment Corp. REIT	276,163
13,000	Daiwa Industries Ltd.	97,797
147,000	Daiwabo Holdings Co. Ltd.	263,049
400	DBS Co. Ltd.	2,382
10,400	DC Co. Ltd.	47,220
43,860	DCM Holdings Co. Ltd.	288,560
35,500	Dena Co. Ltd.	447,523
203,000	Denki Kagaku Kogyo KK	648,805
25,000	Denki Kogyo Co. Ltd.	127,087
15,300	Denyo Co. Ltd.	199,959
19,000	Descente Ltd.	175,918
262,000	DIC Corp.	524,816
7,100	Digital Arts, Inc.	72,059
4,200	Disco Corp.	279,314
23,000	DKS Co. Ltd.	84,567
3,500	DMG Mori Seiki Co. Ltd.	40,165
2,200	Don Quijote Co. Ltd.	129,072
10,700	Doshisha Co. Ltd.	175,468
4,574	Doutor Nichires Holdings Co. Ltd.	67,312
87,000	Dowa Holdings Co. Ltd.	713,350
4,500	Dr Ci:Labo Co. Ltd.	141,220
6,800	DTS Corp.	137,604
6,600	Dunlop Sports Co. Ltd.	76,973
35,900	Duskin Co. Ltd.	581,687
6,200	Dydo Drinco, Inc.	261,634
14,000	Dynic Corp.	22,061
14,500	Eagle Industry Co. Ltd.	269,797
1,200	Earth Chemical Co. Ltd.	43,695
260,000	Ebara Corp.	1,388,827
800	Ebara Jitsugyo Co. Ltd.	10,007
49,000	EDION Corp.	345,061
4,100	eGuarantee, Inc.	72,309
84,000	Ehime Bank Ltd. (The)	183,218
15,000	Eidai Co. Ltd.	60,093
95,000	Eighteenth Bank Ltd. (The)	266,414
10,500	Eiken Chemical Co. Ltd.	180,227
9,300	Eizo Corp.	167,247
3,600	Elecom Co. Ltd.	76,503
2,100	Elematec Corp.	44,832
2,800	Emori Group Holdings Co. Ltd.	27,595
3,700	en-japan, Inc.	64,036
3,300	Enplas Corp.	120,748
16,000	Enshu Ltd.(d)	16,951
Shares		Value
JAPAN (continued)
3,300	EPS Corp.	$37,987
17,500	ESPEC Corp.	158,758
1,400	Excel Co. Ltd.	16,888
14,500	Exedy Corp.	356,546
8,200	Ezaki Glico Co. Ltd.	260,619
3,410	Faith, Inc.	30,966
3,000	FALCO HOLDINGS Co. Ltd.	32,744
3,400	FamilyMart Co. Ltd.	134,093
10,100	Fancl Corp.	137,394
458,800	FCC Co. Ltd.(c)	7,715,764
62,080	Feed One Holdings Co. Ltd.(d)	59,690
19,300	Ferrotec Corp.	101,719
67,800	FIDEA Holdings Co. Ltd.	133,397
7,800	Fields Corp.	99,301
14,300	Foster Electric Co. Ltd.	219,736
5,800	FP Corp.	164,977
27,000	France Bed Holdings Co. Ltd.	43,988
20	Frontier Real Estate Investment Corp.	91,342
9,100	F-Tech, Inc.	96,246
46,400	Fudo Tetra Corp.	111,947
5,500	Fuji Co. Ltd.	107,527
10,600	Fuji Corp. Ltd.	59,547
183,000	Fuji Electric Co. Ltd.	780,387
7,500	Fuji Electronics Co. Ltd.	88,404
13,000	Fuji Kiko Co. Ltd.	64,233
12,000	Fuji Kyuko Co. Ltd.	123,606
10,400	Fuji Media Holdings, Inc.	141,105
23,200	Fuji Oil Co. Ltd.	364,136
3,700	Fuji Oil Co. Ltd.	10,936
6,000	Fuji Pharma Co. Ltd.	110,145
300	Fuji Seal International, Inc.	8,921
12,100	Fuji Soft, Inc.	292,145
54,000	Fujibo Holdings, Inc.	147,590
7,600	Fujicco Co. Ltd.	114,076
25,000	Fujikura Kasei Co. Ltd.	126,641
206,000	Fujikura Ltd.	841,789
3,000	Fujikura Rubber Ltd.	20,859
300	Fujimi, Inc.	4,078
8,700	Fujimori Kogyo Co. Ltd.	235,072
49,900	Fujisash Co. Ltd.(d)	68,858
1,200	Fujishoji Co. Ltd.	13,771
40,000	Fujitec Co. Ltd.	390,652
4,200	Fujitsu Frontech Ltd.	55,900
23,000	Fujitsu General Ltd.	284,211
7,700	FuKoKu Co. Ltd.	83,495
19,000	Fukuda Corp.	198,584
1,200	Fukuda Denshi Co. Ltd.	60,788
116,000	Fukui Bank Ltd. (The)	274,703
34,000	Fukuoka Financial Group, Inc.	170,114
166,000	Fukushima Bank Ltd. (The)	127,095
8,900	Fukushima Industries Corp.	171,622
93,000	Fukuyama Transporting Co. Ltd.	461,999
7,800	Funai Soken Holdings, Inc.	68,330
42,000	Furukawa Co. Ltd.	80,018

28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
378,000	Furukawa Electric Co. Ltd.	$649,490
8,100	Furuno Electric Co. Ltd.	65,334
4,000	Furusato Industries Ltd.	59,684
3,500	Fuso Chemical Co. Ltd.	37,018
11,000	Fuso Pharmaceutical Industries Ltd.	31,925
400	Futaba Corp.	5,555
39,900	Futaba Industrial Co. Ltd.	217,749
12,500	Future Architect, Inc.	70,443
16,100	Fuyo General Lease Co. Ltd.	623,503
900	G-7 Holdings, Inc.	7,363
20,000	Gakken Holdings Co. Ltd.	44,870
6,400	Gecoss Corp.	105,124
18,200	Geo Holdings Corp.	159,275
82,000	GLOBERIDE, Inc.	108,774
16,100	Glory Ltd.	407,212
85	GLP J - REIT	95,046
8,300	GMO Internet, Inc.	67,538
3,600	GMO Payment Gateway, Inc.	71,696
7,000	Godo Steel Ltd.	9,535
2,680	Goldcrest Co. Ltd.	47,409
22,000	Goldwin, Inc.	123,392
2,000	Gourmet Kineya Co. Ltd.	15,669
10,600	Gree, Inc.	73,230
30,000	GS Yuasa Corp.	145,560
36,000	GSI Creos Corp.	45,831
8,300	G-Tekt Corp.	80,765
20,900	Gulliver International Co. Ltd.	180,299
24,000	Gun-Ei Chemical Industry Co. Ltd.	72,433
171,000	Gunma Bank Ltd. (The)	1,045,867
32,000	Gunze Ltd.	88,030
5,200	Gurunavi, Inc.	69,256
13,200	H.I.S. Co. Ltd.	336,566
41,635	H2O Retailing Corp.	682,766
133,000	Hachijuni Bank Ltd. (The)	798,059
900	Hagihara Industries, Inc.	12,956
5,800	Hakudo Co. Ltd.	53,598
94,300	Hakuhodo DY Holdings, Inc.	915,925
9,600	Hakuto Co. Ltd.	93,244
5,300	Hamakyorex Co. Ltd.	168,213
11,700	Hamamatsu Photonics KK	522,893
108,000	Hanwa Co. Ltd.	379,791
3,500	Happinet Corp.	59,047
7,400	Hard Off Corp. Co. Ltd.	59,292
2,400	Harmonic Drive Systems, Inc.	30,490
2,500	Haruyama Trading Co. Ltd.	15,713
45,800	Haseko Corp.	328,643
64,260	Hazama Ando Corp.	421,058
19,200	Heiwa Corp.	385,624
15,900	Heiwa Real Estate Co. Ltd.	253,664
22,300	Heiwado Co. Ltd.	409,570
20,900	Hibiya Engineering Ltd.	307,197
7,740	Hiday Hidaka Corp.	219,814
24,900	Higashi Nihon House Co. Ltd.	103,967
Shares		Value
JAPAN (continued)
102,000	Higashi-Nippon Bank Ltd. (The)	$253,354
66,000	Higo Bank Ltd. (The)	368,413
1,900	Hikari Tsushin, Inc.	123,819
7,100	HI-LEX Corp.	180,463
100	Hiramatsu, Inc.	547
8,300	Hirano Tecseed CO Ltd.	70,198
1,300	Hirose Electric Co. Ltd.	156,359
172,000	Hiroshima Bank Ltd. (The)	842,199
6,700	Hisamitsu Pharmaceutical Co., Inc.	220,102
23,400	Hitachi Capital Corp.	559,975
56,800	Hitachi Chemical Co. Ltd.	979,999
5,100	Hitachi Construction Machinery Co. Ltd.	101,478
4,900	Hitachi High-Technologies Corp.	145,266
8,700	Hitachi Koki Co. Ltd.	73,581
13,000	Hitachi Kokusai Electric, Inc.	190,385
24,600	Hitachi Transport System Ltd.	319,970
43,800	Hitachi Zosen Corp.	225,775
5,000	Hochiki Corp.	41,798
10,000	Hodogaya Chemical Co. Ltd.	17,627
30,300	Hogy Medical Co. Ltd.	1,556,475
12,800	Hokkaido Electric Power Co., Inc.(d)	105,408
25,000	Hokkan Holdings Ltd.	63,431
12,000	Hokko Chemical Industry Co. Ltd.	40,169
108,000	Hokkoku Bank Ltd. (The)	367,291
88,000	Hokuetsu Bank Ltd. (The)	168,440
2,000	Hokuetsu Industries Co. Ltd.	18,357
737,000	Hokuhoku Financial Group, Inc.	1,456,613
5,000	Hokuriku Electric Industry Co. Ltd.	7,478
30,400	Hokuriku Electric Power Co.	402,717
6,000	Hokuriku Electrical Construction Co. Ltd.	31,569
2,500	Hokuto Corp.	45,359
5,620	Honeys Co. Ltd.	52,035
5,700	Hoosiers Holdings Co. Ltd.	26,388
173,500	Horiba Ltd.	6,193,946
7,100	Hoshizaki Electric Co. Ltd.	337,538
12,000	Hosiden Corp.	64,100
18,000	Hosokawa Micron Corp.	99,194
39,700	House Foods Group, Inc.	675,775
17,600	Howa Machinery Ltd.	115,793
1,000	Hurxley Corp.	7,683
200	Hutech Norin Co. Ltd.	1,745
51,000	Hyakugo Bank Ltd. (The)	209,766
61,000	Hyakujushi Bank Ltd. (The)	194,418
78,500	Ibiden Co. Ltd.	1,141,945
9,400	IBJ Leasing Co. Ltd.	218,336
2,400	Ichibanya Co. Ltd.	111,533
21,000	Ichikoh Industries Ltd.	47,113
7,300	ICHINEN Holdings Co. Ltd.	59,986

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
2,000	Icom, Inc.	$48,449
2,800	Idec Corp.	22,584
58,300	Idemitsu Kosan Co. Ltd.	1,121,104
20,000	Ihara Chemical Industry Co. Ltd.	200,312
31,536	Iida Group Holdings Co. Ltd.	345,050
39,100	Iino Kaiun Kaisha Ltd.	211,295
8,680	IJT Technology Holdings Co. Ltd.(d)	37,865
6,600	Imasen Electric Industrial	108,937
10,400	Inaba Denki Sangyo Co. Ltd.	356,929
3,200	Inaba Seisakusho Co. Ltd.	38,659
25,700	Inabata & Co. Ltd.	242,528
8,400	Inageya Co. Ltd.	88,618
9,700	Ines Corp.	78,671
4,200	I-Net Corp.	31,185
12,800	Information Services International-Dentsu Ltd.	133,213
2,400	Innotech Corp.	11,410
7,100	Intage Holdings, Inc.	87,735
2,400	Internet Initiative Japan, Inc.	41,131
1,100	Inui Warehouse Co. Ltd.	10,214
2,400	Iriso Electronics Co. Ltd.	159,608
5,000	Ise Chemical Corp.	33,786
3,000	Iseki & Co. Ltd.	6,784
15,100	Isetan Mitsukoshi Holdings Ltd.	200,975
145,000	Ishihara Sangyo Kaisha Ltd.(d)	116,181
5,000	Ishizuka Glass Co. Ltd.	7,122
50,166	IT Holdings Corp.	803,907
14,000	Ito En Ltd.	274,578
4,900	Ito En Ltd. - Preference Shares	77,693
26,200	Itochu Enex Co. Ltd.	165,609
4,200	Itochu Techno-Solutions Corp.	165,270
1,300	Itochu-Shokuhin Co. Ltd.	42,822
71,000	Itoham Foods, Inc.	362,822
39,400	Itoki Corp.	216,775
15,600	IwaiCosmo Holdings, Inc.	164,715
58,000	Iwasaki Electric Co. Ltd.	125,992
76,000	Iwatani Corp.	506,103
33,000	Iwatsu Electric Co. Ltd.	26,147
151,900	Iyo Bank Ltd. (The)	1,588,983
20,100	Izumi Co. Ltd.	635,255
46,000	Izutsuya Co. Ltd.(d)	25,800
7,000	J Trust Co. Ltd.	67,866
9,700	J. Front Retailing Co. Ltd.	125,994
12,000	Jaccs Co. Ltd.	69,655
2,100	Jafco Co. Ltd.	78,990
900	Jalux, Inc.	10,384
1,900	Jamco Corp.	40,918
98,000	Janome Sewing Machine Co. Ltd.(d)	149,192
17,700	Japan Airport Terminal Co. Ltd.	680,739
27,000	Japan Aviation Electronics Industry Ltd.	515,362
17,300	Japan Communications, Inc.(d)	73,466
Shares		Value
JAPAN (continued)
13,700	Japan Digital Laboratory Co. Ltd.	$238,934
12,200	Japan Foundation Engineering Co. Ltd.	42,902
120	Japan Hotel REIT Investment Corp.	73,394
6,400	Japan Medical Dynamic Marketing, Inc.	29,343
1,700	Japan Petroleum Exploration Co.	54,712
8,400	Japan Pile Corp.	65,659
24	Japan Prime Realty Investment Corp. REIT	87,603
42,000	Japan Pulp & Paper Co. Ltd.	123,018
43,000	Japan Radio Co. Ltd.(d)	150,447
87	Japan Retail Fund Investment Corp. REIT	173,264
12,300	Japan Securities Finance Co. Ltd.	68,440
88,000	Japan Steel Works Ltd. (The)	304,759
45,000	Japan Transcity Corp.	149,833
8,000	Japan Vilene Co. Ltd.	43,730
16,200	Japan Wind Development Co. Ltd.(d)	61,872
33,000	Japan Wool Textile Co. Ltd. (The)	220,930
6,500	Jastec Co. Ltd.	50,403
10,000	JBCC Holdings, Inc.	68,551
27,000	Jeol Ltd.	126,677
13,400	Jimoto Holdings, Inc.	27,677
5,000	JK Holdings Co. Ltd.	24,883
16,000	JMS Co. Ltd.	42,163
39,000	J-Oil Mills, Inc.	126,383
20,000	Joshin Denki Co. Ltd.	180,369
1,600	Jowa Holdings Co. Ltd.	55,624
29,000	Joyo Bank Ltd. (The)	152,068
8,000	JSP Corp.	124,923
8,700	JSR Corp.	153,359
12,100	JTEKT Corp.	186,469
41,000	Juki Corp.(d)	124,469
140,000	Juroku Bank Ltd. (The)	539,684
4,000	Justsystems Corp.(d)	29,379
64,900	JVC Kenwood Corp.(d)	121,913
7,000	K&O Energy Group, Inc.	86,748
2,000	Kabuki-Za Co. Ltd.	86,891
11,576	Kadokawa Dwango Corp.(d)	212,300
10,500	Kaga Electronics Co. Ltd.	118,531
66,000	Kagoshima Bank Ltd. (The)	420,120
37,000	Kajima Corp.	162,065
36,600	Kakaku.com, Inc.	484,524
31,000	Kaken Pharmaceutical Co. Ltd.	766,686
8,200	Kameda Seika Co. Ltd.	245,653
22,200	Kamei Corp.	157,717
107,000	Kamigumi Co. Ltd.	1,012,606
14,000	Kanaden Corp.	97,467
12,000	Kanamoto Co. Ltd.	426,263
49,000	Kandenko Co. Ltd.	253,888

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
110,000	Kaneka Corp.	$592,477
234,000	Kanematsu Corp.	362,484
12,300	Kanematsu Electronics Ltd.	158,233
10,000	Kansai Paint Co. Ltd.	149,655
6,300	Kansai Urban Banking Corp.	68,483
32,000	Kanto Denka Kogyo Co. Ltd.(d)	121,647
25,500	Kasai Kogyo Co. Ltd.	219,301
16,800	Kasumi Co. Ltd.	155,997
5,000	Katakura Industries Co. Ltd.	59,604
11,900	Kato Sangyo Co. Ltd.	249,707
50,000	Kato Works Co. Ltd.	358,335
2,400	KAWADA Technologies, Inc.	104,696
3,200	Kawai Musical Instruments Manufacturing Co. Ltd.	59,257
72,000	Kawasaki Heavy Industries Ltd.	275,629
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	23,859
669,000	Kawasaki Kisen Kaisha Ltd.	1,488,983
7,000	Kawasumi Laboratories, Inc.	46,864
134,000	Keihan Electric Railway Co. Ltd.	650,167
29,100	Keihanshin Building Co. Ltd.	161,141
8,000	Keihin Co. Ltd. (The)	11,396
28,400	Keihin Corp.	352,456
35,000	Keisei Electric Railway Co. Ltd.	404,140
118,000	Keiyo Bank Ltd. (The)	606,152
15,000	Keiyo Co. Ltd.	67,972
1,800	Kenko Mayonnaise Co. Ltd.	19,262
32,800	Kewpie Corp.	560,367
4,625	KEY Coffee, Inc.	66,457
2,000	KFC Holdings Japan Ltd.	38,246
8,000	Kikkoman Corp.	179,907
8,200	Kimoto Co. Ltd.	22,485
49,000	Kinden Corp.	495,126
1,000	Kinki Sharyo Co. Ltd. (The)(d)	2,617
7,200	Kintetsu World Express, Inc.	245,181
10,000	Kinugawa Rubber Industrial Co. Ltd.	41,309
13,900	Kissei Pharmaceutical Co. Ltd.	355,776
101,000	Kitagawa Iron Works Co. Ltd.	176,239
3,700	Kita-Nippon Bank Ltd. (The)	87,127
42,000	Kitano Construction Corp.	127,879
12,900	Kito Corp.	144,475
24,100	Kitz Corp.	108,351
30,200	Kiyo Bank Ltd. (The)	434,213
44,000	KNT-CT Holdings Co. Ltd.(d)	65,026
27,200	Koa Corp.	234,648
22,000	Koatsu Gas Kogyo Co. Ltd.	116,929
8,200	Kobayashi Pharmaceutical Co. Ltd.	500,797
163,000	Kobe Steel Ltd.	253,951
13,400	Koei Tecmo Holdings Co. Ltd.	217,120
9,600	Kohnan Shoji Co. Ltd.	108,970
1,300	Kohsoku Corp.	10,763
3,000	Koike Sanso Kogyo Co. Ltd.	7,478
16,000	Koito Manufacturing Co. Ltd.	467,928
Shares		Value
JAPAN (continued)
43,000	Kokuyo Co. Ltd.	$336,880
23,000	KOMAIHALTEC, Inc.	54,876
5,000	Komatsu Seiren Co. Ltd.	24,794
7,200	Komatsu Wall Industry Co. Ltd.	169,159
11,600	Komeri Co. Ltd.	257,560
12,300	Komori Corp.	117,278
4,600	Konaka Co. Ltd.	25,636
14,000	Konami Corp.	274,454
14,700	Kondotec, Inc.	93,965
22,900	Konica Minolta, Inc.	247,501
13,700	Konishi Co.Ltd.	235,275
3,900	Konoike Transport Co. Ltd.	75,240
6,500	Kose Corp.	261,273
3,800	Koshidaka Holdings Co. Ltd.	64,379
12,000	Krosaki Harima Corp.	25,533
4,200	KRS Corp.	48,385
22,028	K’s Holdings Corp.	601,076
2,000	KU Holdings Co. Ltd.	10,505
39,000	Kumagai Gumi Co. Ltd.(d)	138,883
7,000	Kumiai Chemical Industry Co. Ltd.	42,439
4,600	Kura Corp.	123,267
107,000	Kurabo Industries Ltd.	174,325
17,300	Kuraray Co. Ltd.	196,834
33,000	Kureha Corp.	158,941
40,000	Kurimoto Ltd.	80,837
8,000	Kurita Water Industries Ltd.	171,715
28,300	Kuroda Electric Co. Ltd.	391,778
2,600	Kusuri No Aoki Co. Ltd.	125,226
134,000	KYB Co. Ltd.	565,466
43,000	Kyodo Printing Co. Ltd.	148,533
2,000	Kyoei Sangyo Co. Ltd.	3,828
6,700	Kyoei Steel Ltd.	109,276
17,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	246,925
4,400	Kyokuto Securities Co. Ltd.	72,351
16,000	Kyokuyo Co. Ltd.	37,035
24,800	KYORIN Holdings, Inc.	511,345
4,500	Kyoritsu Maintenance Co. Ltd.	179,079
27,100	Kyoritsu Printing Co. Ltd.	70,690
18,000	Kyosan Electric Manufacturing Co. Ltd.	57,049
2,400	Kyoto Kimono Yuzen Co. Ltd.	21,559
3,000	Kyowa Electronics Instruments Co. Ltd.	12,286
53,600	Kyowa Exeo Corp.	645,156
1,600	Kyowa Leather Cloth Co. Ltd.	11,153
14,000	Kyudenko Corp.	153,554
7,600	LAC Co. Ltd.	57,782
2,800	Lasertec Corp.	34,325
600	LEC, Inc.	6,148
41,300	Leopalace21 Corp.(d)	250,760
13,100	Life Corp.	206,428
14,800	Lintec Corp.	303,576
25,000	Lion Corp.	139,105
19,000	Look, Inc.	39,920

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
7,900	M3, Inc.	$129,551
5,300	Mabuchi Motor Co. Ltd.	447,309
5,300	Macnica, Inc.	152,170
68,000	Maeda Corp.	592,673
51,000	Maeda Road Construction Co. Ltd.	773,229
5,000	Maezawa Kasei Industries Co. Ltd.	50,790
1,700	Maezawa Kyuso Industries Co. Ltd.	20,583
61,000	Makino Milling Machine Co. Ltd.	404,042
6,000	Mandom Corp.	198,976
300	Mani, Inc.	18,883
4,900	Mars Engineering Corp.	87,988
11,900	Marubun Corp.	74,584
95,000	Marudai Food Co. Ltd.	350,990
18,000	Maruetsu, Inc. (The)	86,535
4,000	Marufuji Sheet Piling Co. Ltd.	14,138
9,100	Marui Group Co. Ltd.	75,182
23,200	Maruichi Steel Tube Ltd.	541,144
32,900	Marusan Securities Co. Ltd.	235,785
2,900	Maruwa Co. Ltd.	84,296
50,000	Maruyama Manufacturing Co., Inc.	111,284
900	Maruzen CHI Holdings Co. Ltd.(d)	3,085
33,000	Maruzen Showa Unyu Co. Ltd.	104,002
6,400	Marvelous, Inc.	71,279
4,200	Matsuda Sangyo Co. Ltd.	46,178
24,400	Matsumotokiyoshi Holdings Co. Ltd.	701,643
2,000	Matsuya Foods Co. Ltd.	38,104
10,000	Max Co. Ltd.	110,661
3,700	Maxvalu Tokai Co. Ltd.	52,375
2,400	MEC Co. Ltd.	23,802
73,300	Medipal Holdings Corp.	801,357
1,200	Megachips Corp.	15,363
22,200	Megmilk Snow Brand Co. Ltd.	290,927
73,000	Meidensha Corp.	261,260
6,700	Meiko Network Japan Co. Ltd.	74,083
9,000	Meisei Industrial Co. Ltd.	56,408
10,700	Meitec Corp.	330,073
20,900	Meiwa Corp.	75,915
3,000	Melco Holdings, Inc.	42,600
2,400	Message Co. Ltd.	74,356
49,000	Michinoku Bank Ltd. (The)	92,918
10,000	Mie Bank Ltd. (The)	22,969
2,937	Milbon Co. Ltd.	92,692
5,600	Mimasu Semiconductor Industry Co. Ltd.	49,407
107,000	Minato Bank Ltd. (The)	208,618
82,000	Minebea Co. Ltd.	1,078,976
5,100	Ministop Co. Ltd.	71,738
198,600	Miraca Holdings, Inc.	8,186,227
29,540	Mirait Holdings Corp.	325,315
Shares		Value
JAPAN (continued)
15,600	Misawa Homes Co. Ltd.	$139,994
27,200	MISUMI Group, Inc.	835,433
9,300	Mitani Corp.	233,732
36,700	Mito Securities Co. Ltd.	133,633
20,100	Mitsuba Corp.	310,470
71,000	Mitsubishi Gas Chemical Co., Inc.	414,022
27,000	Mitsubishi Logistics Corp.	400,223
60,000	Mitsubishi Materials Corp.	183,218
27,400	Mitsubishi Nichiyu Forklift Co. Ltd.	196,612
124,000	Mitsubishi Paper Mills Ltd.(d)	94,939
10,600	Mitsubishi Pencil Co. Ltd.	335,954
3,900	Mitsubishi Research Institute, Inc.	87,427
5,900	Mitsubishi Shokuhin Co. Ltd.	130,948
51,000	Mitsubishi Steel Manufacturing Co. Ltd.	110,332
25,400	Mitsubishi UFJ Lease & Finance Co. Ltd.	129,798
31,000	Mitsuboshi Belting Co. Ltd.	220,788
480,000	Mitsui Chemicals, Inc.(d)	1,371,734
342,000	Mitsui Engineering & Shipbuilding Co. Ltd.	718,558
24,400	Mitsui High-Tec, Inc.	143,370
14,000	Mitsui Home Co. Ltd.	60,699
64,000	Mitsui Matsushima Co. Ltd.	76,350
335,000	Mitsui Mining & Smelting Co. Ltd.	861,919
44,000	Mitsui Osk Lines Ltd.	135,535
72,000	Mitsui Sugar Co. Ltd.	245,502
28,000	Mitsui-Soko Holdings Co. Ltd.	104,198
36,700	Mitsumi Electric Co. Ltd.	219,890
31,200	Miura Co. Ltd.	358,317
1,500	Mixi, Inc.	79,190
38,000	Miyaji Engineering Group, Inc.	71,720
74,000	Miyazaki Bank Ltd. (The)	219,381
18,000	Miyoshi Oil & Fat Co. Ltd.	22,114
62,000	Mizuno Corp.	306,895
4,800	Mochida Pharmaceutical Co. Ltd.	291,867
53,500	Monex Group, Inc.	132,410
2,300	Monogatari Corp. (The)	73,408
300	Monotaro Co. Ltd.	7,724
40	Mori Trust Sogo Reit, Inc.	71,008
76,000	Morinaga & Co. Ltd.	161,709
84,000	Morinaga Milk Industry Co. Ltd.	278,193
16,000	Morita Holdings Corp.	154,124
22,000	Mory Industries, Inc.	83,045
1,000	MOS Food Services, Inc.	19,408
10,100	Moshi Moshi Hotline, Inc.	99,089
2,000	Murakami Corp.	26,174
315,100	Musashi Seimitsu Industry Co. Ltd.	6,090,203
19,400	Musashino Bank Ltd. (The)	643,356
15,000	Mutoh Holdings Co. Ltd.	70,376
21,400	Nabtesco Corp.	514,400

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
6,100	NAC Co. Ltd.	$66,797
70,000	Nachi-Fujikoshi Corp.	423,147
5,500	Nagaileben Co. Ltd.	104,051
12,000	NaganoBank Ltd. (The)	20,191
86,000	Nagase & Co. Ltd.	1,087,202
7,000	Nagatanien Co. Ltd.	68,115
123,000	Nagoya Railroad Co. Ltd.	519,047
22,000	Nakabayashi Co. Ltd.	40,739
3,800	Nakanishi, Inc.	129,401
27,000	Nakayama Steel Works Ltd.(d)	19,230
10,000	Namco Bandai Holdings, Inc.	240,552
20,332	Namura Shipbuilding Co. Ltd.	190,966
62,000	Nankai Electric Railway Co. Ltd.	290,888
72,000	Nanto Bank Ltd. (The)	284,603
3,600	Natori Co. Ltd.	36,665
3,700	ND Software Co. Ltd.	65,419
4,000	NDS Co. Ltd.	11,217
9,600	NEC Capital Solutions Ltd.	178,283
17,300	NEC Networks & System Integration Corp.	369,796
11,200	NET One Systems Co. Ltd.	64,413
18,800	Neturen Co. Ltd.	132,558
9,600	Nexon Co. Ltd.	82,475
10,000	NH Foods Ltd.	225,684
79,600	NHK Spring Co. Ltd.	712,201
31,000	Nice Holdings, Inc.	58,233
11,000	Nichia Steel Works Ltd.	32,709
38,000	Nichias Corp.	227,679
3,000	Nichiban Co. Ltd.	10,443
5,300	Nichicon Corp.	34,964
18,700	Nichiha Corp.	157,325
17,200	Nichii Gakkan Co.	131,689
12,950	Nichi-Iko Pharmaceutical Co. Ltd.	210,520
118,000	Nichirei Corp.	492,695
26,000	Nichireki Co. Ltd.	201,611
634	Nidec Corp.	40,763
512,200	Nifco, Inc.(c)	15,982,738
9,300	NIFTY Corp.	110,863
14,200	Nihon Kohden Corp.	720,588
9,000	Nihon M&A Center, Inc.	254,396
21,000	Nihon Nohyaku Co. Ltd.	208,458
24,000	Nihon Parkerizing Co. Ltd.	560,659
1,100	Nihon Tokushu Toryo Co. Ltd.	6,747
15,300	Nihon Unisys Ltd.	131,853
15,000	Nihon Yamamura Glass Co. Ltd.	22,435
29,000	Nikkiso Co. Ltd.	294,066
7,000	Nikko Co. Ltd.	26,299
58,000	Nippo Corp.	1,040,463
2,000	Nippon Air Conditioning Services Co. Ltd.	13,354
15,000	Nippon Carbon Co. Ltd.	24,705
6,200	Nippon Ceramic Co. Ltd.	88,591
Shares		Value
JAPAN (continued)
31,000	Nippon Chemical Industrial Co. Ltd.(d)	$44,986
84,000	Nippon Chemi-Con Corp.(d)	243,793
16,000	Nippon Chemiphar Co. Ltd.	83,045
93,100	Nippon Coke & Engineering Co. Ltd.	91,173
18,000	Nippon Concrete Industries Co. Ltd.	105,284
26,000	Nippon Conveyor Co. Ltd.	56,710
1,005	Nippon Denko Co. Ltd.	2,460
26,000	Nippon Densetsu Kogyo Co. Ltd.	358,317
81,000	Nippon Electric Glass Co. Ltd.	369,214
44,000	Nippon Express Co. Ltd.	189,593
9,700	Nippon Fine Chemical Co. Ltd.	74,267
73,000	Nippon Flour Mills Co. Ltd.	361,994
11,900	Nippon Gas Co. Ltd.	290,177
11,000	Nippon Hume Corp.	86,962
3,100	Nippon Jogesuido Sekkei Co. Ltd.	38,831
6,100	Nippon Kanzai Co. Ltd.	157,707
68,000	Nippon Kayaku Co. Ltd.	870,545
16,000	Nippon Kinzoku Co. Ltd.(d)	21,651
56,000	Nippon Koei Co. Ltd.	233,323
27,000	Nippon Konpo Unyu Soko Co. Ltd.	436,519
19,000	Nippon Koshuha Steel Co. Ltd.(d)	18,945
393,200	Nippon Light Metal Holdings Co. Ltd.	570,591
27,000	Nippon Paint Holdings Co. Ltd.	593,002
58,400	Nippon Paper Industries Co. Ltd.	845,390
64,700	Nippon Parking Development Co. Ltd.	69,121
16,000	Nippon Pillar Packing Co. Ltd.	124,638
61,000	Nippon Piston Ring Co. Ltd.	128,707
58	Nippon Prologis REIT, Inc. REIT	133,582
4,000	Nippon Rietec Co. Ltd.	28,489
66,000	Nippon Road Co. Ltd. (The)	360,775
19,000	Nippon Seiki Co. Ltd.	399,030
3,000	Nippon Seiro Co. Ltd.	6,784
10,000	Nippon Seisen Co. Ltd.	63,031
183,000	Nippon Sheet Glass Co. Ltd.(d)	171,066
49,000	Nippon Shokubai Co. Ltd.	575,829
30,500	Nippon Signal Co. Ltd. (The)	291,899
74,000	Nippon Soda Co. Ltd.	409,116
133,480	Nippon Steel & Sumikin Bussan Corp.	474,147
41,000	Nippon Steel & Sumikin Texeng Co. Ltd.	210,977
116,900	Nippon Suisan Kaisha Ltd.(d)	340,319
33,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	198,896
26,000	Nippon Thompson Co. Ltd.	106,940
18,000	Nippon Valqua Industries Ltd.	48,556

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
32,800	Nipro Corp.	$267,773
1,000	Nishikawa Rubber Co. Ltd.	16,951
168,000	Nishimatsu Construction Co. Ltd.	800,178
8,300	Nishimatsuya Chain Co. Ltd.	74,114
362,000	Nishi-Nippon City Bank Ltd. (The)	973,283
28,000	Nishi-Nippon Railroad Co. Ltd.	110,679
3,100	Nishio Rent All Co. Ltd.	110,532
24,500	Nissan Chemical Industries Ltd.	443,432
43,900	Nissan Shatai Co. Ltd.	590,154
40,300	Nissan Tokyo Sales Holdings Co. Ltd.	99,741
3,600	Nissei ASB Machine Co. Ltd.	69,933
2,600	Nissei Plastic Industrial Co. Ltd.	20,485
6,500	Nissha Printing Co. Ltd.	102,542
40,600	Nisshin Fudosan Co. Ltd.	175,304
18,000	Nisshin Oillio Group Ltd. (The)	64,260
53,360	Nisshin Seifun Group, Inc.	531,581
47,824	Nisshin Steel Co. Ltd.	431,725
83,000	Nisshinbo Holdings, Inc.	662,818
23,000	Nissin Corp.	57,129
34,000	Nissin Electric Co. Ltd.	180,405
13,900	Nissin Kogyo Co. Ltd.	208,887
2,600	Nissin Sugar Co. Ltd.	53,863
6,500	Nissui Pharmaceutical Co. Ltd.	73,087
12,300	Nitta Corp.	269,817
43,000	Nittetsu Mining Co. Ltd.	161,166
106,000	Nitto Boseki Co. Ltd.	367,095
600	Nitto FC Co. Ltd.	3,467
21,200	Nitto Kogyo Corp.	364,453
2,600	Nitto Kohki Co. Ltd.	48,609
12,000	Nitto Seiko Co. Ltd.	39,421
27,600	Nittoc Construction Co. Ltd.	137,109
3,100	Nittoku Engineering Co. Ltd.	29,724
7,400	Noevir Holdings Co. Ltd.	132,880
120,000	NOF Corp.	782,016
12,000	Nohmi Bosai Ltd.	169,544
53,400	NOK Corp.	1,326,859
17,000	Nomura Co. Ltd.	159,217
46,500	Nomura Real Estate Holdings, Inc.	803,944
71	Nomura Real Estate Master Fund, Inc. REIT	85,270
33,000	Noritake Co. Ltd.	74,917
3,700	Noritsu Koki Co. Ltd.	20,126
13,100	Noritz Corp.	238,149
197,900	North Pacific Bank Ltd.	794,595
7,700	NS Solutions Corp.	231,703
86,000	NS United Kaiun Kaisha Ltd.	206,722
3,100	NSD Co. Ltd.	44,820
189,000	NTN Corp.	784,100
1,400	Nuflare Technology, Inc.	61,384
6,400	Obara Group, Inc.	229,619
27,000	Obayashi Corp.	182,684
32,000	Obayashi Road Corp.	226,201
Shares		Value
JAPAN (continued)
12,100	Obic Co. Ltd.	$421,197
2,800	Odelic Co. Ltd.	67,704
62,000	Oenon Holdings, Inc.	127,505
141,000	Ogaki Kyoritsu Bank Ltd. (The)	386,628
8,600	Ohashi Technica, Inc.	97,695
1,800	Ohsho Food Service Corp.	64,580
16,845	Oiles Corp.	323,778
76,000	Oita Bank Ltd. (The)	280,116
46,000	Oji Holdings Corp.	161,763
20,200	Okabe Co. Ltd.	184,871
14,000	Okamoto Industries, Inc.	55,339
4,000	Okamoto Machine Tool Works Ltd.(d)	5,021
35,000	Okamura Corp.	250,835
31,000	Okasan Securities Group, Inc.	227,136
213,000	Oki Electric Industry Co. Ltd.	477,863
2,200	Okinawa Cellular Telephone Co.	59,248
54,000	OKK Corp.	74,516
62,000	OKUMA Corp.	430,536
77,000	Okumura Corp.	427,759
48,000	Okura Industrial Co. Ltd.	161,959
14,000	Okuwa Co. Ltd.	115,789
2,600	ONO Sokki Co. Ltd.	21,990
8,200	Onoken Co. Ltd.	82,274
56,000	Onward Holdings Co. Ltd.	339,016
3,800	Open House Co. Ltd.	66,206
10,300	OPT, Inc.	68,315
1,800	Optex Co. Ltd.	31,056
6,000	Organo Corp.	25,586
31,000	Origin Electric Co. Ltd.	115,914
65	Orix JREIT, Inc. REIT	85,644
9,500	Osaka Steel Co. Ltd.	168,222
14,000	Osaki Electric Co. Ltd.	83,258
29,900	OSG Corp.	477,016
18,500	Otsuka Corp.	673,626
3,800	Otsuka Kagu Ltd.	39,006
6,100	Oyo Corp.	105,572
46,500	Pacific Industrial Co. Ltd.	343,187
10,250	Pack Corp. (The)	209,517
4,000	Pal Co. Ltd.	118,050
8,350	Paltac Corp.	100,430
46,000	PanaHome Corp.	303,459
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	55,152
1,000	Panasonic Information Systems Co. Ltd.	26,548
2,400	Paramount Bed Holdings Co. Ltd.	67,946
10,200	Parco Co. Ltd.	81,727
22,800	Park24 Co. Ltd.	339,996
10,000	Pasco Corp.	31,071
15,100	Pasona Group, Inc.	72,862
46,300	Penta-Ocean Construction Co. Ltd.	147,154
13,000	Pigeon Corp.	793,946

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
7,800	Pilot Corp.	$429,148
6,700	Piolax, Inc.	289,891
129,500	Pioneer Corp.(d)	328,578
10,200	Plenus Co. Ltd.	182,796
6,200	Pola Orbis Holdings, Inc.	250,870
7,800	Poletowin Pitcrew Holdings, Inc.	59,581
79,000	Press Kogyo Co. Ltd.	308,756
3,000	Pressance Corp.	83,864
3,000	Prestige International, Inc.	25,186
96,000	Prima Meat Packers Ltd.	224,776
6,800	Pronexus, Inc.	44,617
18,500	Qol Co. Ltd.	111,008
49,800	Raito Kogyo Co. Ltd.	475,721
1,900	Relo Holdings, Inc.	131,769
128,840	Rengo Co. Ltd.	554,015
22,500	Renown, Inc.(d)	22,435
26,200	Resorttrust, Inc.	620,450
3,000	Rheon Automatic Machinery Co. Ltd.	13,648
49,000	Rhythm Watch Co. Ltd.	67,616
10,500	Ricoh Leasing Co. Ltd.	287,447
4,400	Right On Co. Ltd.	28,478
58,000	Riken Corp.	222,034
11,400	Riken Keiki Co. Ltd.	113,264
19,000	Riken Technos Corp.	82,039
2,300	Riken Vitamin Co. Ltd.	53,034
3,000	Ringer Hut Co. Ltd.	45,885
1,600	Rinnai Corp.	139,737
16,800	Riso Kagaku Corp.	499,550
4,500	Rock Field Co. Ltd.	75,998
37,300	Rohto Pharmaceutical Co. Ltd.	526,998
1,200	Roland DG Corp.	50,051
33,200	Round One Corp.	196,850
8,600	Royal Holdings Co. Ltd.	135,900
41,000	Ryobi Ltd.	109,139
16,000	Ryoden Trading Co. Ltd.	113,528
8,700	Ryohin Keikaku Co. Ltd.	1,157,935
17,700	Ryosan Co. Ltd.	366,212
5,100	Ryoyo Electro Corp.	49,672
3,500	S Foods, Inc.	72,664
3,300	Sac’s Bar Holdings, Inc.	46,595
2,000	Sagami Chain Co. Ltd.	18,927
62,000	Saibu Gas Co. Ltd.	150,136
14,600	Saizeriya Co. Ltd.	214,337
28,000	Sakai Chemical Industry Co. Ltd.	83,258
18,000	Sakai Heavy Industries Ltd.	45,190
3,000	Sakai Moving Service Co. Ltd.	93,879
39,000	Sakai Ovex Co. Ltd.	54,859
25,200	Sakata INX Corp.	252,393
8,800	Sakata Seed Corp.	129,738
7,000	San-A Co. Ltd.	233,697
59,000	San-Ai Oil Co. Ltd.	403,401
33,000	Sanden Corp.	185,088
Shares		Value
JAPAN (continued)
1,100	Sanei Architecture Planning Co. Ltd.	$8,794
20,675	Sangetsu Co. Ltd.	514,643
66,000	San-In Godo Bank Ltd. (The)	500,619
44,000	Sanken Electric Co. Ltd.	338,055
31,000	Sanki Engineering Co. Ltd.	211,956
14,000	Sanko Metal Industrial Co. Ltd.	31,783
20,700	Sankyo Seiko Co. Ltd.	76,110
11,000	Sankyo Tateyama, Inc.	193,510
159,000	Sankyu, Inc.	724,754
14,600	Sanoh Industrial Co. Ltd.	93,716
4,200	Sanrio Co. Ltd.	120,214
4,200	Sanshin Electronics Co. Ltd.	29,390
3,200	Santen Pharmaceutical Co. Ltd.	186,886
79,700	Sanwa Holdings Corp.	540,676
19,000	Sanyo Chemical Industries Ltd.	116,377
13,000	Sanyo Denki Co. Ltd.	91,315
2,000	Sanyo Electric Railway Co. Ltd.	8,262
5,400	Sanyo Housing Nagoya Co. Ltd.	58,459
19,000	Sanyo Industries Ltd.	33,830
32,000	Sanyo Shokai Ltd.	77,205
79,000	Sanyo Special Steel Co. Ltd.	265,854
149,000	Sapporo Holdings Ltd.	632,744
26,000	Sata Construction Co. Ltd.	33,795
7,400	SATO Holdings Corp.	190,328
6,300	Sato Shoji Corp.	40,327
4,100	Satori Electric Co. Ltd.	26,025
16,400	Sawada Holdings Co. Ltd.	113,008
10,600	Sawai Pharmaceutical Co. Ltd.	618,117
35,000	SAXA Holdings, Inc.	49,232
95,980	SBI Holdings, Inc.	1,065,542
4,800	SBS Holdings, Inc.	40,981
12,000	SCREEN Holdings Co. Ltd.	63,459
21,797	SCSK Corp.	569,351
4,000	Seibu Electric Industry Co. Ltd.	17,164
33,000	Seika Corp.	78,442
3,500	Seikagaku Corp.	55,776
13,000	Seikitokyu Kogyo Co. Ltd.	71,293
32,100	Seiko Epson Corp.	1,454,609
37,000	Seiko Holdings Corp.	177,877
78,000	Seino Holdings Co. Ltd.	601,362
21,100	Seiren Co. Ltd.	179,207
32,000	Sekisui Jushi Corp.	429,326
2,000	Sekisui Plastics Co. Ltd.	5,395
46,000	Senko Co. Ltd.	193,706
2,000	Senshu Electric Co. Ltd.	29,735
46,720	Senshu Ikeda Holdings, Inc.	239,579
11,800	Senshukai Co. Ltd.	93,286
1,100	Seria Co. Ltd.	45,538
31,800	Seven Bank Ltd.	130,229
1,000	Shaklee Global Group, Inc.(d)	35,077
81,000	Sharp Corp.(d)	197,587
1,000	Shibaura Mechatronics Corp.	3,125
17,000	Shibusawa Warehouse Co. Ltd. (The)	55,544
9,400	Shibuya Kogyo Co. Ltd.	226,370

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
75,000	Shiga Bank Ltd. (The)	$410,639
44,000	Shikibo Ltd.	47,398
69,000	Shikoku Bank Ltd. (The)	144,972
25,000	Shikoku Chemicals Corp.	171,378
29,100	Shikoku Electric Power Co., Inc.(d)	389,382
4,700	Shima Seiki Manufacturing Ltd.	74,690
31,649	Shimachu Co. Ltd.	803,024
84,000	Shimadzu Corp.	719,412
2,200	Shimamura Co. Ltd.	189,397
2,700	Shimizu Bank Ltd. (The)	76,199
28,000	Shimizu Corp.	201,166
7,400	Shin Nippon Air Technologies Co. Ltd.	59,622
59,000	Shinagawa Refractories Co. Ltd.	142,346
42,000	Shindengen Electric Manufacturing Co. Ltd.	263,984
9,300	Shin-Etsu Polymer Co. Ltd.	42,722
6,000	Shin-Keisei Electric Railway Co. Ltd.	20,886
20,900	Shinko Electric Industries Co. Ltd.	120,758
9,200	Shinko Plantech Co. Ltd.	69,538
13,300	Shinko Shoji Co. Ltd.	123,735
4,000	Shinko Wire Co. Ltd.	6,125
41,000	Shinmaywa Industries Ltd.	359,537
31,500	Shinnihon Corp.	108,529
86,000	Shinsei Bank Ltd.	186,815
30,000	Shinsho Corp.	72,913
900	Shinwa Co. Ltd.	10,392
12,700	Ship Healthcare Holdings, Inc.	290,124
46,000	Shiroki Corp.	91,324
3,000	Shizuki Electric Co., Inc.	13,568
38,500	Shizuoka Gas Co. Ltd.	249,869
7,000	Shochiku Co. Ltd.	64,874
3,000	Shoei Foods Corp.	23,183
900	Shofu, Inc.	10,232
34,000	Shoko Co. Ltd.	49,642
1,000	Showa Aircraft Industry Co. Ltd.	9,962
36,700	Showa Corp.	385,215
769,600	Showa Denko KK	1,000,326
51,000	Showa Sangyo Co. Ltd.	196,145
57,500	Showa Shell Sekiyu KK	483,753
11,100	Siix Corp.	189,241
16,000	Sinanen Co. Ltd.	62,533
5,000	Sinfonia Technology Co. Ltd.	7,167
17,600	Sinko Industries Ltd.	156,531
20,900	Sintokogio Ltd.	141,969
122,200	SKY Perfect JSAT Holdings, Inc.	736,518
27,000	SMK Corp.	105,284
1,400	SMS Co. Ltd.	39,573
13,500	SNT Corp.	67,906
19,800	Sodick Co. Ltd.	160,057
5,600	Soft99 Corp.	32,456
3,600	Sogo Medical Co. Ltd.	170,826
Shares		Value
JAPAN (continued)
52,388	Sohgo Security Services Co. Ltd.	$1,201,438
685,800	Sojitz Corp.	1,001,302
45,000	Sotetsu Holdings, Inc.	167,060
1,900	Space Co. Ltd.	22,210
2,200	Sparx Group Co. Ltd.	4,211
700	SPK Corp.	12,140
5,000	Square Enix Holdings Co. Ltd.	101,803
7,500	SRA Holdings, Inc.	101,692
300	ST Corp.	2,706
2,900	St. Marc Holdings Co. Ltd.	150,519
7,900	Stanley Electric Co. Ltd.	156,066
19,100	Star Micronics Co. Ltd.	284,821
3,500	Starbucks Coffee Japan Ltd.	45,493
4,000	Starts Corp., Inc.	58,936
17,000	Starzen Co. Ltd.	49,188
8,100	Stella Chemifa Corp.	101,101
8,100	Studio Alice Co. Ltd.	103,842
8,000	Sugi Holdings Co. Ltd.	342,933
3,800	Sugimoto & Co. Ltd.	38,499
31,600	Sumco Corp.	413,550
4,800	Sumida Corp.	33,674
22,000	Suminoe Textile Co. Ltd.	58,954
98,000	Sumitomo Bakelite Co. Ltd.	380,396
7,200	Sumitomo Dainippon Pharma Co. Ltd.	82,560
14,300	Sumitomo Densetsu Co. Ltd.	172,631
67,400	Sumitomo Forestry Co. Ltd.	694,251
161,000	Sumitomo Heavy Industries Ltd.	871,471
139,400	Sumitomo Mitsui Construction Co. Ltd.(d)	163,817
217,000	Sumitomo Osaka Cement Co. Ltd.	664,572
13,000	Sumitomo Precision Products Co. Ltd.	49,535
4,880	Sumitomo Real Estate Sales Co. Ltd.	110,438
23,700	Sumitomo Riko Co. Ltd.	198,968
9,900	Sumitomo Rubber Industries Ltd.	133,440
50,000	Sumitomo Seika Chemicals Co. Ltd.	297,797
61,000	Sumitomo Warehouse Co. Ltd. (The)	327,469
13,000	Suncall Corp.	74,997
14,400	Sundrug Co. Ltd.	684,585
3,600	Sun-Wa Technos Corp.	36,793
9,600	Suruga Bank Ltd.	195,803
26,200	Suzuken Co. Ltd.	689,026
106,000	SWCC Showa Holdings Co. Ltd.(d)	96,256
5,400	Systena Corp.	40,094
6,600	T&K Toka Co. Ltd.	145,191
3,200	T. Hasegawa Co. Ltd.	48,602
24,000	T. RAD Co. Ltd.	55,339
1,600	Tabuchi Electric Co. Ltd.	13,561

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
6,000	Tachibana Eletech Co. Ltd.	$74,943
6,700	Tachi-S Co. Ltd.	83,388
73,000	Tadano Ltd.	1,063,886
8,000	Taihei Dengyo Kaisha Ltd.	63,672
59,000	Taiheiyo Cement Corp.	212,206
37,000	Taiheiyo Kouhatsu, Inc.	30,305
14,300	Taiho Kogyo Co. Ltd.	145,005
16,700	Taikisha Ltd.	364,256
3,000	Taiko Bank Ltd. (The)	5,983
4,800	Taiko Pharmaceutical Co. Ltd.	84,398
5,500	Taiyo Holdings Co. Ltd.	175,295
72,000	Taiyo Nippon Sanso Corp.	634,587
63,600	Taiyo Yuden Co. Ltd.	632,461
10,000	Takagi Securities Co. Ltd.	22,257
6,300	Takamatsu Construction Group Co. Ltd.	119,129
27,400	Takara Leben Co. Ltd.	112,942
62,000	Takara Standard Co. Ltd.	501,740
36,000	Takasago International Corp.	168,903
30,400	Takasago Thermal Engineering Co. Ltd.	385,396
18,000	Takashima & Co. Ltd.	37,178
11,000	Takashimaya Co. Ltd.	91,565
16,100	Takata Corp.	203,678
7,630	Take And Give Needs Co. Ltd.	77,845
16,200	Takeei Corp.	150,138
1,900	Takeuchi Manufacturing Co. Ltd.	76,964
10,000	Takihyo Co. Ltd.	36,679
37,000	Takiron Co. Ltd.	180,512
33,000	Takisawa Machine Tool Co. Ltd.	63,165
26,000	Takuma Co. Ltd.	162,493
11,400	Tama Home Co. Ltd.	61,301
5,900	Tamron Co. Ltd.	114,717
50,000	Tamura Corp.	182,951
9,400	Tanseisha Co. Ltd.	84,020
34,100	Tatsuta Electric Wire and Cable Co. Ltd.	170,007
34,000	Tayca Corp.	134,396
30,700	TBK Co. Ltd.	184,487
600	Techno Medica Co. Ltd.	12,729
1,200	Techno Ryowa Ltd.	5,256
554,000	Teijin Ltd.	1,326,739
2,400	Teikoku Electric Manufacturing Co. Ltd.	26,580
10,400	Teikoku Sen-I Co. Ltd.	248,507
7,800	Temp Holdings Co. Ltd.	246,517
8,400	T-Gaia Corp.	83,009
28,300	THK Co. Ltd.	690,336
1,000	Tigers Polymer Corp.	6,009
10,000	TKC Corp.	194,436
104,000	Toa Corp.	187,029
6,000	Toa Corp.	59,506
58,000	Toa Oil Co. Ltd.	78,487
40,000	Toa Road Corp.	142,088
Shares		Value
JAPAN (continued)
24,000	Toabo Corp.	$16,025
101,500	Toagosei Co. Ltd.	435,549
10,100	Tobishima Corp.(d)	27,335
10,000	Tobu Store Co. Ltd.	25,462
37,600	TOC Co. Ltd.	266,455
5,600	Tocalo Co. Ltd.	103,450
72,000	Tochigi Bank Ltd. (The)	286,526
106,000	Toda Corp.	462,408
10,000	Toda Kogyo Corp.(d)	36,501
1,400	Toei Animation Co. Ltd.	36,145
20,000	Toei Co. Ltd.	104,162
25,000	Toenec Corp.	131,538
78,000	Toho Bank Ltd. (The)	281,237
17,000	Toho Co. Ltd.	63,868
5,800	Toho Co. Ltd.	131,052
53,000	Toho Gas Co. Ltd.	282,163
8,000	Toho Holdings Co. Ltd.	101,491
68,000	Toho Zinc Co. Ltd.	225,809
53,000	Tohoku Bank Ltd. (The)	73,608
500	Tohokushinsha Film Corp.	3,695
4,700	Tokai Corp.	139,964
35,800	TOKAI Holdings Corp.	173,064
18,000	Tokai Lease Co. Ltd.	31,890
28,600	Tokai Rika Co. Ltd.	533,171
99,900	Tokai Tokyo Financial Holdings, Inc.	657,254
3,390	Token Corp.	151,807
24,000	Toko, Inc.	63,245
24,840	Tokushu Tokai Paper Co. Ltd.	57,719
54,000	Tokuyama Corp.	153,359
4,600	Tokyo Broadcasting System Holdings, Inc.	50,249
5,000	Tokyo Energy & Systems, Inc.	34,721
40,000	Tokyo Keiki, Inc.	97,573
12,000	Tokyo Kikai Seisakusho Ltd.(d)	8,547
39,800	Tokyo Ohka Kogyo Co. Ltd.	1,103,735
7,000	Tokyo Rakutenchi Co. Ltd.	31,471
88,000	Tokyo Rope Manufacturing Co. Ltd.(d)	133,968
2,500	Tokyo Sangyo Co. Ltd.	9,526
17,300	Tokyo Seimitsu Co. Ltd.	275,229
44,800	Tokyo Steel Manufacturing Co. Ltd.	234,918
21,000	Tokyo Tatemono Co. Ltd.	176,675
32,000	Tokyo Tekko Co. Ltd.	145,578
20,000	Tokyo Theaters Co., Inc.	26,174
10,975	Tokyo Ty Financial Group. Inc.(d)	351,259
22,100	Tokyu Fudosan Holdings Corp.	152,482
27,000	Toli Corp.	57,209
28,000	Tomato Bank Ltd.	45,119
1,800	Tomen Devices Corp.	28,444
7,900	Tomen Electronics Corp.	116,610
18,100	Tomoe Corp.	69,129
2,600	Tomoe Engineering Co. Ltd.	40,531
67,000	Tomoku Co. Ltd.	171,191

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
75,500	TOMONY Holdings, Inc.	$328,685
24,800	Tomy Co. Ltd.	127,615
9,000	Tonami Holdings Co. Ltd.	19,150
20	Top REIT, Inc.	81,816
15,800	Topcon Corp.	358,832
15,700	Toppan Forms Co. Ltd.	145,084
34,000	Topre Corp.	468,872
89,000	Topy Industries Ltd.	169,562
7,000	Toridoll.corp.	79,083
3,800	Torigoe Co. Ltd. (The)	26,286
5,300	Torii Pharmaceutical Co. Ltd.	148,395
5,000	Torishima Pump Manufacturing Co. Ltd.	37,258
12,100	Tosei Corp.	78,530
59,000	Toshiba Machine Co. Ltd.	229,539
17,000	Toshiba Plant Systems & Services Corp.	278,780
117,000	Toshiba TEC Corp.	810,381
14,000	Tosho Printing Co. Ltd.	45,742
276,000	Tosoh Corp.	1,164,692
12,000	Totetsu Kogyo Co. Ltd.	267,403
15,000	TOTO Ltd.	163,988
8,000	Tottori Bank Ltd. (The)	15,669
158,000	Towa Bank Ltd. (The)	139,257
1,900	Towa Corp.	10,826
3,600	Towa Pharmaceutical Co. Ltd.	156,403
29,800	Toyo Construction Co. Ltd.	138,487
6,000	Toyo Corp.	54,485
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	10,630
62,000	Toyo Engineering Corp.	315,175
152,000	Toyo Ink SC Holdings Co. Ltd.	690,140
28,000	Toyo Kohan Co. Ltd.	156,546
16,000	Toyo Securities Co. Ltd.	44,300
52,000	Toyo Seikan Group Holdings Ltd.	610,621
20,400	Toyo Suisan Kaisha Ltd.	696,497
200	Toyo Tanso Co. Ltd.	3,627
55,100	Toyo Tire & Rubber Co. Ltd.	881,502
20,000	Toyo Wharf & Warehouse Co. Ltd.	37,391
462,000	Toyobo Co. Ltd.	649,864
37,700	Toyoda Gosei Co. Ltd.	711,542
41,100	Toyota Boshoku Corp.	459,208
12,200	TPR Co. Ltd.	282,829
1,200	Trancom Co. Ltd.	49,197
15,900	Transcosmos, Inc.	291,742
5,100	Trend Micro, Inc.	166,860
8,800	Trusco Nakayama Corp.	231,820
10,500	TS Tech Co. Ltd.	249,401
42,400	TSI Holdings Co. Ltd.	263,101
76,000	Tsubakimoto Chain Co.	587,972
8,000	Tsubakimoto Kogyo Co. Ltd.	21,367
7,000	Tsudakoma Corp.(d)	9,223
34,000	Tsugami Corp.	170,114
Shares		Value
JAPAN (continued)
3,100	Tsukada Global Holdings, Inc.	$24,949
18,000	Tsukishima Kikai Co. Ltd.	198,549
52,333	Tsukuba Bank Ltd.	176,113
10,200	Tsumura & Co.	226,929
12,300	Tsuruha Holdings, Inc.	717,249
7,000	Tsurumi Manufacturing Co. Ltd.	115,415
1,600	Tsutsumi Jewelry Co. Ltd.	39,101
7,000	TTK Co. Ltd.	28,168
8,100	TV Asahi Holdings Corp.	125,619
200	TV Tokyo Holdings Corp.	3,992
130,840	UACJ Corp.	468,263
282,800	Ube Industries Ltd.	428,008
44,000	Uchida Yoko Co. Ltd.	139,061
14,000	Ueki Corp.	33,528
2,500	UKC Holdings Corp.	39,951
7,800	Ulvac, Inc.(d)	94,301
27,000	Uniden Corp.	54,805
400	Union Tool Co.	10,060
19,100	Unipres Corp.	373,413
7,300	United Arrows Ltd.	269,059
112	United Urban Investment Corp. REIT	174,593
67,000	Unitika Ltd.(d)	29,228
100	Universal Entertainment Corp.	1,549
87,400	UNY Group Holdings Co. Ltd.	455,966
44,480	Usen Corp.(d)	135,034
14,100	U-Shin Ltd.	89,376
400	Ushio, Inc.	4,124
9,700	USS Co. Ltd.	150,174
8,800	Utoc Corp.	39,015
18,600	Valor Co. Ltd.	297,567
2,500	Village Vanguard Co. Ltd.	32,540
22,600	Vital KSK Holdings, Inc.	190,136
36,300	VT Holdings Co. Ltd.	141,225
2,000	Wacoal Holdings Corp.	20,565
33,000	Wakachiku Construction Co. Ltd.	65,221
18,800	Wakita & Co. Ltd.	183,941
11,600	Warabeya Nichiyo Co. Ltd.	201,277
5,500	WATAMI Co. Ltd.	63,557
5,500	Weathernews, Inc.	148,119
5,800	Welcia Holdings Co. Ltd.	192,602
4,500	Wellnet Corp.	68,547
1,300	WirelessGate, Inc.	48,377
2,200	Wowow, Inc.	93,132
8,600	Xebio Co. Ltd.	132,378
4,500	Yahagi Construction Co. Ltd.	33,252
3,700	YAMABIKO Corp.	142,631
34,200	Yamada Denki Co. Ltd.	107,479
67,000	Yamagata Bank Ltd. (The)	311,961
152,000	Yamaguchi Financial Group, Inc.	1,416,817
132,200	Yamaha Corp.	1,766,590
84,000	Yamanashi Chuo Bank Ltd. (The)	373,167
51,000	Yamatane Corp.	77,187

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
JAPAN (continued)
5,700	Yamato Kogyo Co. Ltd.	$181,162
67,000	Yamazaki Baking Co. Ltd.	818,375
100	Yamazawa Co. Ltd.	1,431
18,200	Yamazen Corp.	139,832
3,700	Yaoko Co. Ltd.	223,993
700	Yashima Denki Co. Ltd.	3,421
53,800	Yaskawa Electric Corp.	672,470
6,900	Yasuda Logistics Corp.	61,122
19,100	Yellow Hat Ltd.	403,680
44,000	Yodogawa Steel Works Ltd.	169,615
17,000	Yokogawa Bridge Holdings Corp.	212,188
44,500	Yokogawa Electric Corp.	596,239
22,300	Yokohama Reito Co. Ltd.	163,987
128,000	Yokohama Rubber Co. Ltd. (The)	1,125,876
4,000	Yomeishu Seizo Co. Ltd.	31,623
3,100	Yondoshi Holdings, Inc.	54,783
3,200	Yonex Co. Ltd.	28,460
16,500	Yorozu Corp.	277,632
1,800	Yoshinoya Holdings Co. Ltd.	20,432
9,300	Yuasa Trading Co. Ltd.	172,711
27,000	Yuken Kogyo Co. Ltd.	58,651
13,000	Yurtec Corp.	71,525
8,000	Yusen Logistics Co. Ltd.	78,558
900	Yushiro Chemical Industry Co. Ltd.	11,185
18,300	Zenrin Co. Ltd.	221,734
14,300	Zensho Holdings Co. Ltd.	128,200
83,000	Zeon Corp.	752,967
7,700	ZERIA Pharmaceutical Co. Ltd.	153,075
4,000	Zojirushi Corp.	24,892
8,700	Zuken, Inc.	75,517
		328,027,858
JERSEY CHANNEL ISLANDS — 0.0%
2,031	Atrium European Real Estate Ltd.	10,636
410,240	Centamin Plc	336,004
66,885	Petra Diamonds Ltd.(d)	177,612
43,770	Phoenix Group Holdings	527,240
1,475	Randgold Resources Ltd.	86,784
		1,138,276
LUXEMBOURG — 0.1%
34,744	APERAM(d)	998,141
1,249	Eurofins Scientific SE	315,619
1,096	GAGFAH SA(d)	20,464
49,500	L’Occitane International SA	116,806
6,696	Oriflame Cosmetics SA - SDR	116,525
100,579	Regus Plc	317,447
182,817	Stabilus SA(c)(d)	5,269,228
153,988	Transcom WorldWide SA, Class B - SDR(d)	22,939
		7,177,169
Shares		Value
MALAYSIA — 0.7%
202,400	Aeon Co. (M) Berhad	$230,752
8,520	Aeon Credit Service M Berhad	40,771
412,490	Affin Holdings Berhad	405,060
803,300	AirAsia Berhad	610,550
20,200	Alam Maritim Resources Berhad	6,755
543,100	Alliance Financial Group Berhad	790,894
20,100	Amway Malaysia Holdings Berhad	71,130
1,467,600	APM Automotive Holdings Berhad(c)	2,498,612
1,118,676	Axis Real Estate Investment Trust(c)	1,254,971
32,700	Batu Kawan Berhad	183,122
95,933	Berjaya Assets Berhad	25,666
714,800	Berjaya Corp. Berhad	110,830
1,781	Berjaya Sports Toto Berhad	1,955
128,600	BIMB Holdings Berhad	166,944
644,400	Bintulu Port Holdings Berhad(c)	1,365,499
365,904	Boustead Holdings Berhad	561,774
73,100	Boustead Plantation Berhad	33,780
41,100	Bursa Malaysia Berhad	101,087
125,700	Cahya Mata Sarawak Berhad	165,855
49,500	Carlsberg Brewery-Malaysia Berhad	167,044
98,060	CB Industrial Product Holding Berhad	71,848
25,300	Coastal Contracts Berhad	30,767
15,350	Dayang Enterprise Holdings Berhad	13,720
6,499,486	Dialog Group Berhad	3,201,085
585,500	DRB-Hicom Berhad	379,149
475,000	Eastern & Oriental Berhad	404,347
28,100	Engtex Group Berhad	16,573
116,100	Evergreen Fibreboard Berhad(d)	18,884
70,300	Faber Group Berhad	69,247
20,800	Fraser & Neave Holdings Berhad	101,052
546,100	Gamuda Berhad	850,052
89,300	Genting Plantations Berhad	287,237
23,300	Globetronics Technology Berhad	32,018
125,000	Glomac Berhad	42,183
59,600	Guinness Anchor Berhad	234,468
499,380	HAP Seng Consolidated Berhad.	668,016
110,500	Hap Seng Plantations Holdings Berhad	87,009
1,500,980	Hartalega Holdings Berhad(c)	3,194,303
19,992	Hock Seng LEE Berhad	11,913
72,600	Hong Leong Financial Group Berhad	399,501
51,500	Hong Leong Industries Berhad	74,841
37,733	Hua Yang Berhad	26,614
55,620	Hume Industries Berhad(d)	67,639

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
MALAYSIA (continued)
391,730	IGB Corp. Berhad	$342,991
833,940	IJM Corp. Berhad	1,754,462
192,200	IJM Land Berhad	201,009
125,900	IJM Plantations Berhad	137,412
147,800	Iris Corp. Berhad	15,952
162,700	JAKS Resources Berhad(d)	32,399
218,400	JCY International Berhad	38,179
59,079	K&N Kenanga Holdings Berhad(d)	11,675
44,400	Karambunai Corp. Berhad(d)	1,147
89,800	Keck Seng (Malaysia) Berhad	165,171
103,900	Kian JOO CAN Factory Berhad	91,289
1,976,800	KKB Engineering Berhad(c)	1,256,065
293,400	KLCCP Stapled Group	613,694
589,500	KNM Group Berhad(d)	144,272
38,800	Kossan Rubber Industries	54,262
2,552,188	KPJ Healthcare Berhad(c)	3,033,839
83,900	KSL Holdings Berhad(d)	115,293
360,400	Kulim Malaysia Berhad(d)	374,726
52,850	Kumpulan Fima Berhad	33,420
87,500	Lafarge Malaysia Berhad	278,787
232,500	Land & General Berhad	40,290
157,800	Landmarks Berhad(d)	58,049
37,900	LBS Bina Group Berhad	19,012
79,000	Lingkaran Trans Kota Holdings Berhad	93,669
15,500	LPI Capital Berhad	86,047
387,807	Mah Sing Group Berhad	280,605
121,750	Malayan Flour Mills Berhad	69,217
160,823	Malaysia Airports Holdings Berhad	353,011
175,980	Malaysia Building Society Berhad	138,569
14,800	Malaysia Marine and Heavy Engineering Holdings Berhad.	10,214
107,700	Malaysian Bulk Carriers Berhad	51,079
32,000	Malaysian Pacific Industries Berhad	51,367
291,250	Malaysian Resources Corp. Berhad	139,903
37,180	MBM Resources Berhad	32,328
2,578,000	Media Prima Berhad(c)	1,536,180
18,700	Mega First Corp. Berhad	14,725
81,000	MKH Berhad	82,742
392,500	MMC Corp. Berhad	315,026
45,500	MNRB Holdings Berhad	61,003
83,100	Mudajaya Group Berhad.	52,549
189,500	Muhibbah Engineering M Berhad	167,075
690,300	Mulpha International Berhad(d)	89,193
17,800	My EG Services Berhad	21,755
50,500	Naim Holdings Berhad	52,507
157,000	Nam Cheong Ltd.	48,272
60,300	NCB Holdings Berhad	44,181
5,000	Nestle Malaysia Berhad	104,127
102,200	Oriental Holdings Berhad	227,128
Shares		Value
MALAYSIA (continued)
441,390	OSK Holdings Berhad	$300,589
39,200	Padini Holdings Berhad	21,928
33,230	Parkson Holdings Berhad(d)	25,459
43,000	PJ Development Holdings Berhad	20,524
142,800	POS Malaysia Berhad	219,241
55,600	Press Metal Berhad	111,563
22,300	Protasco Berhad	10,373
3,838,500	QL Resources Berhad(c)	4,014,423
66,000	Salcon Berhad	14,848
36,200	Sarawak Oil Palms Berhad	63,282
7,600	Scientex Berhad	16,520
43,900	Scomi Energy Services Berhad(d)	10,077
494,800	Scomi Group Berhad(d)	52,650
2,300	Selangor Properties Berhad	4,098
51,500	Shangri-La Hotels (Malaysia) Berhad	110,382
28,800	Shell Refining Co. Federation of Malaya Berhad(d)	50,171
443,660	Sunway Berhad	465,342
5,400	Syarikat Takaful Malaysia Berhad	19,536
89,164	Ta Ann Holdings Berhad	104,365
682,700	TA Enterprise Berhad	180,573
195,360	TA Global Berhad	20,788
142,300	TAN Chong Motor Holdings Berhad	179,105
444,000	TDM Berhad	124,861
61,440	TH Plantations Berhad	31,568
315,760	Time dotCom Berhad(d)	497,267
46,900	Tiong NAM Logistics Holdings	15,827
120,960	Top Glove Corp. Berhad	179,827
155,100	Tropicana Corp. Berhad	61,771
85,800	TSH Resources Berhad	62,082
241,708	UEM Sunrise Berhad	138,150
134,900	UMW Holdings Berhad	479,025
238,900	Unisem (M) Berhad	122,746
15,000	United Malacca Berhad	31,101
33,600	United Plantations Berhad	261,711
94,630	Wah Seong Corp. Berhad	47,757
478,033	WCT Holdings Berhad.	315,370
7,153,250	Wellcall Holdings Berhad(c)	3,544,819
170,700	WTK Holdings Berhad	64,351
141,753	YNH Property Berhad	89,208
876,900	YTL Corp. Berhad	442,549
25,600	Zhulian Corp. Berhad	16,655
		44,553,866
MALTA — 0.0%
10,268	Brait SE(d)	77,156
8,169	Unibet Group Plc - SDR	470,726
		547,882
MEXICO — 0.5%
1,173,739	Alfa SAB de CV - Series A	3,747,074

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
MEXICO (continued)
35,265	Alsea SAB de CV(d)	$110,538
299,300	Arca Continental SAB de CV	1,926,989
1,673,300	Asesor de Activos Prisma SAPI de CV REIT(c)	2,070,152
143,156	Axtel SAB de CV - CPO Units(d)	38,164
9,208	Banregio Grupo Financiero SAB de CV	53,335
2,584	Bio Pappel SAB de CV(d)	5,123
1,166,800	Bolsa Mexicana de Valores SAB de CV	2,452,955
1,800	Cia Minera Autlan SAB de CV - Series B	2,030
6,400	Concentradora Fibra Hotelera Mexicana SA de CV REIT	10,765
147,024	Consorcio ARA SAB de CV(d)	67,036
227,687	Controladora Comercial Mexicana SAB de CV - Units	899,504
1,456,300	Corp Inmobiliaria Vesta SAB de CV	3,201,075
800	Corp. Actinver SAB de CV	968
78,869	Corp. GEO SAB de CV - Series B(b)(c)(d)	691
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(c)(d)	41,166
27,300	Corp. Moctezuma SAB de CV	89,424
4,816	Cydsasu A	11,795
124,820	Empresas ICA SAB de CV(d)	222,458
1,947,800	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(c)	2,613,701
153,727	Genomma Lab Internacional SAB de CV - Class B(d)	388,820
53,869	Gruma SAB de CV - Series B(d)	592,044
29,269	Grupo Aeromexico SAB de CV(d)	45,796
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	545,249
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,939,981
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	2,218,393
1,600	Grupo Carso SAB de CV - Series A1	9,094
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(c)	313,080
45,878	Grupo Comercial Chedraui SA de CV	159,102
55,667	Grupo Famsa SAB de CV(d)	57,873
12,100	Grupo Financiero Interacciones SA de CV	97,941
45,885	Grupo Herdez SAB de CV	117,896
57,500	Grupo Industrial Maseca SAB de CV - Series B	89,669
12,400	Grupo Industrial Saltillo SAB de CV	31,299
Shares		Value
MEXICO (continued)
11,600	Grupo KUO SAB de CV - Series B	$25,334
45,400	Grupo Simec SAB de CV - Series B(d)	200,193
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(d)	829,980
10,860	Industrias Bachoco SAB de CV - Series B	55,218
170,175	Industrias CH SAB de CV - Series B(d)	932,369
15,441	Industrias Penoles SAB de CV	349,727
11,100	Inmuebles Carso SAB de CV - Series B1(d)	12,158
110,913	Kimberly-Clark de Mexico SAB de CV - Class A	258,128
1,544,600	Macquarie Mexico Real Estate Management SA de CV REIT	2,814,776
100	Medica Sur SAB de CV - Series B	423
33,400	Megacable Holdings SAB de CV - CPO Shares	152,934
381,663	Mexichem SAB de CV	1,561,088
117,771	Minera Frisco SAB de CV(d)	207,709
269,930	OHL Mexico SAB de CV(d)	757,498
146,807	Organizacion Soriana SAB de CV - Series B	480,880
59,600	Promotora y Operadora de Infraestructura SAB de CV(d)	822,107
37,500	Qualitas Controladora SAB de CV - Units	97,466
372,923	TV Azteca SAB de CV - CPO Shares	194,960
67,123	Urbi Desarrollos Urbanos SAB de CV(b)(c)(d)	20
		34,924,148
NETHERLANDS — 0.9%
53,962	Aalberts Industries NV	1,436,638
9,242	Accell Group NV	147,434
18,811	AMG Advanced Metallurgical Group NV(d)	155,228
4,482	Amsterdam Commodities NV	100,650
11,224	Arcadis NV	344,952
27,444	ASM International NV	1,097,774
33,735	BE Semiconductor Industries NV	641,311
5,643	Beter Bed Holding NV	116,008
80,490	BinckBank NV	796,942
478,452	Boskalis Westminster NV	25,490,779
8,012	Brunel International NV	179,820
12,508	Corbion NV	201,808
2,898	Corio NV REIT	140,943
139,360	Delta Lloyd NV	3,174,060
2,240	Exact Holding NV	88,015
1,507	Fugro NV	20,811
25,465	Gemalto NV	1,946,916
2,565	Global City Holdings NV(d)	29,606

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
NETHERLANDS (continued)
18,365	Grontmij(d)	$84,439
12,777	Heijmans NV - CVA	173,564
654	Hunter Douglas NV	27,127
4,404	KAS Bank NV - CVA	53,114
5,219	Kendrion NV	145,519
113,414	Koninklijke BAM Groep NV	271,884
13,069	Koninklijke Ten Cate NV	294,384
12,374	Koninklijke Vopak NV	619,638
68,974	Koninklijke Wessanen NV	440,817
95	Nederland Apparatenfabriek	3,298
39,284	Nutreco NV	1,966,932
40,204	Ordina NV(d)	65,698
97,294	PostNL NV(d)	412,468
348,936	QIAGEN NV(d)	8,193,540
113,540	Randstad Holding NV	5,004,075
23,840	SBM Offshore NV(d)	298,183
13,177	Sligro Food Group NV	486,383
86,230	SNS REAAL NV(b)(c)(d)	0
15,951	TKH Group NV	483,333
60,046	TomTom NV(d)	435,076
68,932	USG People NV	690,192
43,699	Wolters Kluwer NV	1,165,869
15,849	Ziggo NV	774,287
		58,199,515
NEW ZEALAND — 0.4%
30,797	a2 Milk Co. Ltd.(d)	14,164
321,910	Air New Zealand Ltd.	504,368
4,448,618	Auckland International Airport Ltd.(c)	13,420,025
190,487	Contact Energy Ltd.	920,607
19,426	Ebos Group Ltd.	144,915
69,245	Fisher & Paykel Healthcare Corp. Ltd.	301,729
31,055	Freightways Ltd.	137,982
38,459	Heartland New Zealand Ltd.	29,979
67,426	Infratil Ltd.	150,581
47,679	Kathmandu Holdings Ltd.	117,444
50,769	Kiwi Income Property Trust REIT	47,687
32,296	Mainfreight Ltd.	399,524
14,378	Metlifecare Ltd.	48,305
49,457	New Zealand Oil & Gas Ltd.	28,336
8,819	New Zealand Refining Co. Ltd. (The)	11,687
121,885	Nuplex Industries Ltd.	299,280
45,243	NZX Ltd.	41,968
73,491	PGG Wrightson Ltd.	26,352
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.	720,035
19,670	Restaurant Brands New Zealand Ltd.	55,965
15,128	Sanford Ltd.	58,962
51,422	Skellerup Holdings Ltd.	58,121
182,421	SKY Network Television Ltd.	904,376
Shares		Value
NEW ZEALAND (continued)
2,181,811	SKYCITY Entertainment Group Ltd.	$6,649,839
495,193	Spark New Zealand Ltd.	1,217,842
5,478	Summerset Group	11,615
47,121	Tower Ltd.	72,360
49,566	Trade Me Group Ltd.	151,456
29,035	TrustPower Ltd.	169,746
58,037	Vector Ltd.	123,505
43,509	Warehouse Group Ltd. (The)	105,477
		26,944,232
NORWAY — 0.1%
9,443	Aker ASA - Class A	230,302
4,589	American Shipping ASA	29,936
34,500	Atea ASA	377,227
44,307	Austevoll Seafood ASA	287,718
13	Bonheur ASA	163
139,980	BW Offshore Ltd.	171,630
10,157	Det Norske Oljeselskap ASA(d)	65,656
115,153	DNO ASA(d)	279,989
12,191	Dolphin Group ASA(d)	5,223
6,614	Ekornes ASA	70,602
154,310	Eltek ASA	224,203
7,836	Evry ASA	19,750
140,569	Farstad Shipping ASA(c)	1,609,939
6,689	Fred Olsen Energy ASA	71,353
7,560	Ganger Rolf ASA	94,991
10,278	Grieg Seafood ASA(d)	43,733
3,844	Hexagon Composites ASA	16,014
272,219	Kongsberg Automotive ASA(d)	260,315
14,697	Kongsberg Gruppen ASA	297,429
22,254	Kvaerner ASA	29,430
9,207	Leroy Seafood Group ASA	348,080
10,381	Nordic Semiconductor ASA(d)	58,485
5,389	Norwegian Air Shuttle ASA(d)	173,855
23,394	Opera Software ASA	292,731
78,919	Panoro Energy ASA(d)	30,304
23,847	Petroleum Geo-Services ASA	118,264
1,268,535	REC Silicon ASA(d)	507,418
11,533	REC Solar ASA(d)	154,658
12,159	Salmar ASA	219,026
5,087	Sevan Marine ASA	16,592
6,632	Solstad Offshore ASA	80,627
29,923	SpareBank 1 SMN	266,181
54,702	SpareBank 1 SR-Bank ASA	470,384
175,965	Storebrand ASA(d)	902,137
3,392	TGS Nopec Geophysical Co. ASA	79,206
47,250	Tomra Systems ASA	353,765
26,254	Veidekke ASA	254,952
12,976	Wilh Wilhelmsen ASA	94,459
232	Wilh Wilhelmsen Holding ASA	6,174
		8,612,901
PERU — 0.1%
1,073,143	Alicorp SA(c)	2,845,316

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
PERU (continued)
2,502,418	Ferreycorp SAA(c)	$1,326,975
		4,172,291
PHILIPPINES — 0.2%
56,700	Alliance Global Group, Inc.	31,967
173,966	Belle Corp.	20,314
106,337	China Banking Corp.	116,349
964,450	DMCI Holdings, Inc.	348,169
72,800	EEI Corp.	18,137
2,243,800	Energy Development Corp.	385,009
2,735,375	Filinvest Land, Inc.	93,871
307,300	First Gen Corp.	177,361
213,520	First Philippine Holdings Corp.	413,955
7,820	Globe Telecom, Inc.	293,631
14,287,500	GMA Holdings, Inc. - PDR(c)	2,037,660
122,860	Jollibee Foods Corp.	536,614
1,252,000	Lopez Holdings Corp.	185,533
4,857,300	Manila Water Co., Inc.(c)	3,128,155
10,796,696	Megaworld Corp.	1,193,351
777,000	Metro Pacific Investments Corp.	87,959
334,691	Metropolitan Bank & Trust Co.	615,309
1,955,400	Nickel Asia Corp.	1,812,694
623,000	Pepsi-Cola Products Philippines, Inc.(d)	64,834
14,040	Philippine National Bank(d)	26,437
135,000	Rizal Commercial Banking Corp.	159,292
538,500	Robinsons Land Corp.	294,599
38,150	San Miguel Corp.	61,678
206,241	Security Bank Corp.	659,971
90,090	Semirara Mining and Power Corp.	242,917
1,696	Top Frontier Investment Holdings, Inc.(d)	4,157
102,600	Union Bank of Philippines, Inc.	268,875
2,843,000	Vista Land & Lifescapes, Inc.	389,626
		13,668,424
POLAND — 0.1%
1,192	Alior Bank SA(d)	26,463
1,432	AmRest Holdings SE(d)	37,784
30,577	Asseco Poland SA	453,759
14,853	Bank Handlowy w Warszawie SA	501,668
105,384	Bank Millennium SA	261,169
37,571	Boryszew SA(d)	71,366
6,112	Budimex SA	243,987
683	CCC SA	26,190
7,564	CD Projekt SA(d)	37,491
10,830	Ciech SA	130,823
17,081	Cyfrowy Polsat SA	130,644
1,000	Dom Development SA	13,418
62,048	Enea SA(d)	294,651
32,056	Eurocash SA	315,774
5,542	Farmacol SA(d)	83,558
166,068	Getin Holding SA(d)	120,264
Shares		Value
POLAND (continued)
594,239	Getin Noble Bank SA(d)	$458,559
11,908	Grupa Azoty SA	221,704
119	Grupa Azoty Zaklady Chemiczne Police SA	766
3,848	Grupa Kety SA	318,411
25,679	Grupa Lotos SA(d)	198,463
4,256	Impexmetal SA(d)	3,411
3,436	ING Bank Slaski SA	142,262
2,620	Inter Cars SA	158,555
635	KRUK SA(d)	20,307
350	LPP SA	1,043,882
14,545	Lubelski Wegiel Bogdanka SA	482,632
6,150	mBank.	910,097
209,106	Netia SA	345,686
44,811	Orange Polska SA	134,328
10,774	Orbis SA	117,387
2,139	Pelion SA	46,071
189,425	Synthos SA	235,003
627,296	Tauron Polska Energia SA	979,306
36,579	TVN SA(d)	163,934
		8,729,773
PORTUGAL — 0.1%
16,720	Altri SGPS SA	46,745
153,443	Banco BPI SA(d)	300,160
12,767,662	Banco Comercial Portugues SA(d)	1,439,980
1,231,589	Banco Espirito Santo SA(b)(d)	0
2,336	Corticeira Amorim SGPS SA	8,782
46,475	Jeronimo Martins SGPS SA	406,458
49,289	Mota-Engil SGPS SA	258,184
36,299	NOS SGPS	208,017
87,362	Portucel SA	324,710
48,971	Portugal Telecom SGPS SA	80,208
1,809	REN - Redes Energeticas Nacionais SGPS SA	5,606
25,714	Semapa - Sociedade de Investimento e Gestao	310,924
267,616	Sonae SGPS SA	358,503
37,170	Teixeira Duarte SA	36,612
		3,784,889
QATAR — 0.0%
84,703	Gulf International Services OSC	2,767,958
SINGAPORE — 1.6%
23,000	Abterra Ltd.(d)	13,427
2,615,000	Ascendas India Trust - Unit(c)	1,669,106
7,901,000	Ascendas Real Estate Investment Trust	13,714,665
155,400	ASL Marine Holdings Ltd.	71,972
198,000	Ausgroup Ltd.(d)	54,713
7,400	Bonvests Holdings Ltd.	7,891
105,000	Boustead Singapore Ltd.	150,385
39,000	Breadtalk Group Ltd.	39,920
43,000	Bukit Sembawang Estates Ltd.	177,396
6,270	Cape Plc	27,282

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SINGAPORE (continued)
13,984,000	CapitaMall Trust REIT(c)	$21,443,512
42,000	China Aviation Oil Singapore Corp. Ltd.	24,192
51,000	China Merchants Holdings Pacific Ltd.	35,728
192,000	Chip Eng Seng Corp. Ltd.	131,517
331,000	ComfortDelGro Corp. Ltd.	680,190
387,000	Cosco Corp. Singapore Ltd.	179,236
56,000	CSE Global Ltd.	29,423
96,000	CWT Ltd.	120,682
1,000	Elec & Eltek International Co. Ltd.	1,425
15,600	Eu Yan Sang International Ltd.	9,168
124,720	Ezion Holdings Ltd.	146,592
8,759,400	Ezra Holdings Ltd.(c)	5,556,870
30,000	Falcon Energy Group Ltd.	7,006
130,121	Far East Orchard Ltd.	172,691
179,000	First Resources Ltd.	289,811
183,000	FJ Benjamin Holdings Ltd.	24,643
28,000	Food Empire Holdings Ltd.	7,628
8,000	Forterra Trust - Units(d)	9,963
657,000	Fragrance Group Ltd.	109,952
111,000	Gallant Venture Ltd.(d)	21,168
2,000	GK Goh Holdings Ltd.	1,347
52,560	Global Premium Hotels Ltd.	14,319
537,000	GMG Global Ltd.	25,916
80,000	GP Industries Ltd.	33,627
145,666	Guocoland Ltd.	215,999
111,000	GuocoLeisure Ltd.	79,489
21,000	Hanwell Holdings Ltd.(d)	4,659
252,875	Healthway Medical Corp. Ltd.(d)	9,251
113,000	HG Metal Manufacturing Ltd.	6,333
32,000	Hiap Hoe Ltd.	20,550
151,000	Ho Bee Land Ltd.	233,899
274,800	Hong Fok Corp. Ltd.	190,373
131,000	Hong Leong Asia Ltd.	140,718
3,000	Hour Glass Ltd. (The)	4,320
7,266,000	Hyflux Ltd.(c)	5,712,353
220,000	Indofood Agri Resources Ltd.	142,991
233,000	IPC Corp. Ltd.	26,661
101,000	Jiutian Chemical Group Ltd.(d)	4,403
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	48,509
13,000	Keppel Infrastructure Trust - Units	10,625
136,000	Keppel Land Ltd.	353,577
34,000	Keppel Telecommunications & Transportation Ltd.	45,785
195,000	LCD Global Investments Ltd.	46,295
202,000	Lian Beng Group Ltd.	108,492
66,000	Low Keng Huat Singapore Ltd.	32,879
75,000	Lum Chang Holdings Ltd.	21,892
120,000	M1 Ltd.	325,991
351,800	Metro Holdings Ltd.	239,608
Shares		Value
SINGAPORE (continued)
107,000	Mewah International, Inc.	$31,233
308,000	Midas Holdings Ltd.	77,917
224,000	Neptune Orient Lines Ltd.(d)	145,590
32,238	OM Holdings Ltd.(d)	12,199
32,000	OSIM International Ltd.	46,330
675,000	Otto Marine Ltd.	28,898
28,666	OUE Hospitality Trust REIT	20,305
140,000	OUE Ltd.	229,937
66,000	Oxley Holdings Ltd.	27,999
21,000	Pan-United Corp. Ltd.	15,039
154,000	Penguin International Ltd.	27,571
60,000	Petra Foods Ltd.	177,940
165,000	Popular Holdings Ltd.	30,824
116,567	QAF Ltd.	92,096
176,250	Raffles Education Corp. Ltd.	46,645
46,281	Raffles Medical Group Ltd.	136,894
150,000	Rickmers Maritime - Units	34,444
121,000	Rotary Engineering Ltd.	56,982
217,500	Roxy-Pacific Holdings Ltd.	94,808
1,594,000	S i2i Ltd.(d)	4,963
5,296,000	SATS Ltd.(c)	12,779,326
54,000	Sheng Siong Group Ltd.	28,162
4,833,000	SIA Engineering Co. Ltd.(c)	17,906,967
100,500	Sim Lian Group Ltd.	68,841
569,000	Sinarmas Land Ltd.	270,172
346,000	Singapore Post Ltd.	530,567
174,000	Singapore Reinsurance Corp. Ltd.(c)	39,955
45,000	SMRT Corp. Ltd.	52,191
484,000	Stamford Land Corp. Ltd.(c)	209,092
3,507,000	StarHub Ltd.(c)	11,274,157
183,000	Sunningdale Tech Ltd.	28,204
136,000	SunVic Chemical Holdings Ltd.(d)	61,400
198,000	Super Group Ltd.	181,863
197,000	Swiber Holdings Ltd.	60,571
7,000	Tat Hong Holdings Ltd.	4,277
54,000	Technovator International Ltd.(d)	24,441
219,000	Tiong Woon Corp. Holding Ltd.	50,287
415,314	Tuan Sing Holdings Ltd.	140,626
186,250	UMS Holdings Ltd.	73,213
336,254	United Engineers Ltd.	751,186
103,000	United Envirotech Ltd.	117,455
423,975	United Industrial Corp. Ltd.(c)	1,102,262
242,067	UOB-Kay Hian Holdings Ltd.(c)	288,287
302,711	UOL Group Ltd.	1,519,799
94,000	Venture Corp. Ltd.	565,595
722,295	Vibrant Group Ltd.	59,596
209,812	Wheelock Properties (Singapore) Ltd.	293,969
268,420	Wing Tai Holdings Ltd.	373,995
1,436	XP Power Ltd.	32,597
388,000	Yongnam Holdings Ltd.	69,464
		103,326,146

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SOUTH AFRICA — 0.7%
28,106	Adcock Ingram Holdings Ltd.(d)	$126,136
99,780	Advtech Ltd.	74,633
59,169	Aeci Ltd.	662,783
109,566	African Bank Investments Ltd.(b)(c)	3,079
200	African Oxygen Ltd.	352
47,477	African Rainbow Minerals Ltd.	584,975
13,164	Allied Electronics Corp. Ltd. - A Shares	24,753
16,320	ArcelorMittal South Africa Ltd.(d)	48,177
739	Assore Ltd.	13,977
10,760	Astral Foods Ltd.	147,863
59,671	Aveng Ltd.(d)	109,607
110,010	AVI Ltd.	717,126
109,006	Barloworld Ltd.	946,486
28,795	Blue Label Telecoms Ltd.	25,454
32,224	Business Connexion Group Ltd.	18,640
9,379	Capitec Bank Holdings Ltd.	247,405
4,294	Cashbuild Ltd.	60,343
34,403	Caxton and CTP Publishers and Printers Ltd.	46,475
7,765	City Lodge Hotels Ltd.	86,593
391,378	Clicks Group Ltd.	2,664,837
1,776	Consolidated Infrastructure Group Ltd.(d)	5,140
44,626	Coronation Fund Managers Ltd.	386,390
93,581	DataTec Ltd.	470,885
77,015	Discovery Ltd.	700,552
7,529	Distell Group Ltd.	91,128
201,698	EOH Holdings Ltd.	1,968,017
37,970	Exxaro Resources Ltd.	395,888
1,244	Famous Brands Ltd.	12,237
52,819	Foschini Group Ltd. (The)	596,873
363,207	Gold Fields Ltd.	1,216,755
7,837	Grand Parade Investments Ltd.	5,052
136,454	Grindrod Ltd.	279,595
2,656	Group Five Ltd.	9,086
80,567	Harmony Gold Mining Co. Ltd.(d)	131,481
10,703	Hudaco Industries Ltd.	94,117
14,767	Hyprop Investments Ltd.	128,916
40,236	Illovo Sugar Ltd.	96,306
69,627	Imperial Holdings Ltd.	1,199,089
236,494	Investec Plc	2,163,978
372	Invicta Holdings Ltd.	3,415
27,883	JD Group Ltd.(d)	62,289
23,157	JSE Ltd.	225,487
33,715	KAP Industrial Holdings Ltd.	13,664
23,231	Lewis Group Ltd.	139,958
59,244	Liberty Holdings Ltd.	685,592
164,886	Life Healthcare Group Holdings Ltd.	623,382
6,493	Massmart Holdings Ltd.	70,130
47,254	Mediclinic International Ltd.	421,997
Shares		Value
SOUTH AFRICA (continued)
20,504	Metair Investments Ltd.	$69,711
302,992	MMI Holdings Ltd.	774,391
17,063	Mondi Ltd.	285,297
231,628	Mondi Plc	3,901,720
23,977	Mpact Ltd.	77,389
48,758	Mr. Price Group Ltd.	1,008,558
51,151	Murray & Roberts Holdings Ltd.	105,040
202,370	Nampak Ltd.	825,094
261,524	Netcare Ltd.	790,755
59,703	Northam Platinum Ltd.(d)	183,876
219,663	Oceana Group Ltd.(c)	1,509,595
96,939	Omnia Holdings Ltd.	1,933,551
50,737	Peregrine Holdings Ltd.	105,754
44,847	Pick’n Pay Stores Ltd.	216,840
218,150	Pioneer Foods Ltd.	2,353,621
19,653	PPC Ltd.	52,742
50,557	PSG Group Ltd.	527,125
207,800	Quantum Foods Holdings(d)	57,462
15,191	Raubex Group Ltd.	30,713
18,485	Resilient Property Income Fund Ltd. REIT	136,554
22,339	Reunert Ltd.	117,895
11,250	Santam Ltd.	208,380
350,187	Sappi Ltd.(d)	1,383,318
386,961	Sibanye Gold Ltd.	736,751
38,542	Spar Group Ltd. (The)	450,738
232,155	Steinhoff International Holdings Ltd.	1,187,111
9,818	Sun International Ltd.	109,932
147,800	Super Group Ltd.(d)	423,042
180,187	Telkom SA SOC Ltd.(d)	956,663
3,328	Tiger Brands Ltd.	100,056
14,182	Times Media Group Ltd.	25,086
13,752	Tongaat Hulett Ltd.	181,536
24,146	Trencor Ltd.	145,580
2	Truworths International Ltd.	14
76,034	Tsogo Sun Holdings Ltd.	190,951
9,523	Wilson Bayly Holmes-Ovcon Ltd.	112,250
234,035	Woolworths Holdings Ltd.	1,663,320
211,907	Zeder Investments Ltd.	111,431
		41,856,935
SOUTH KOREA — 1.2%
5,000	AJ Rent A Car Co. Ltd.(d)	79,300
1,682	AK Holdings, Inc.	112,057
599	AMOREPACIFIC Corp.	1,289,100
1,128	AMOREPACIFIC Group	1,248,607
931	Asia Cement Co. Ltd.	94,953
408	ASIA Holdings Co. Ltd.	56,692
2,330	Asia Paper Manufacturing Co. Ltd.	64,424
28,250	Asiana Airlines, Inc.(d)	106,129
2,778	AtlasBX Co. Ltd.	101,375
4,460	Baiksan Co. Ltd.	18,988
2,450	Basic House Co. Ltd. (The)	43,900

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SOUTH KOREA (continued)
1,657	Binggrae Co. Ltd.	$128,221
1,230	Bioland Ltd.	28,139
108,856	BS Financial Group, Inc.	1,695,894
1,443	Bukwang Pharmaceutical Co. Ltd.	26,937
2,010	Byucksan Corp.	11,924
6,406	Chabiotech Co. Ltd.(d)	88,112
19,930	Cheil Worldwide, Inc.(d)	311,427
2,790	Chong Kun Dang Pharmaceutical Corp.	185,612
1,079	Chongkundang Holdings Corp.	79,355
73	Chosun Refractories Co. Ltd.	9,085
1,970	CJ CGV Co. Ltd.	96,589
3,911	CJ CheilJedang Corp.	1,430,858
9,547	CJ Corp.	1,554,348
8,812	CJ E&M Corp.(d)	276,630
2,137	CJ Korea Express Co. Ltd.(d)	385,917
226	CJ O Shopping Co. Ltd.	55,531
930	CKD Bio Corp.	20,711
2,942	Cosmax BTI, Inc.	140,393
11,039	Coway Co. Ltd.	842,853
329	Crown Confectionery Co. Ltd.	57,259
3,620	Dae Dong Industrial Co. Ltd.	35,057
675	Dae Han Flour Mills Co. Ltd.	125,055
16,020	Dae Won Kang Up Co. Ltd.	96,234
18,154	Daeduck Electronics Co.	153,728
3,310	Daeduck GDS Co. Ltd.	32,830
2,521	Daegu Department Store	35,973
1,201	Daehan Steel Co. Ltd.	6,979
3,830	Dae-Il Corp.	23,437
10,500	Daekyo Co. Ltd.	73,194
17,856	Daelim Industrial Co. Ltd.	1,184,575
7,510	Daesang Corp.	291,973
4,530	Daesang Holdings Co. Ltd.	88,164
4,240	Daesung Holdings Co. Ltd.	48,798
3,520	Daesung Industrial Co. Ltd.(d)	8,201
3,074	Daewon San Up Co. Ltd.	33,078
35,325	Daewoo Engineering & Construction Co. Ltd.(d)	216,499
13,072	Daewoo International Corp.	414,031
34,916	Daewoo Securities Co. Ltd.(d)	365,910
5,970	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	102,225
844	Daewoong Co. Ltd.	40,513
1,866	Daewoong Pharmaceutical Co. Ltd.	121,696
15,410	Daishin Securities Co. Ltd.	147,795
9,386	Daou Data Corp.	48,567
20,410	Daou Technology, Inc.	211,982
12,865	Dasan Networks, Inc.(d)	74,152
2,145	Daum Communications Corp.	293,030
3,090	DCM Corp.	45,249
72,790	DGB Financial Group, Inc.	1,038,660
3,331	Digitech Systems Co. Ltd.(b)(c)(d)	2,478
Shares		Value
SOUTH KOREA (continued)
1,360	Dong Ah Tire & Rubber Co. Ltd.	$24,560
647	Dong-A Socio Holdings Co. Ltd.	88,993
1,950	Dong-Ah Geological Engineering Co. Ltd.	14,433
17,921	Dongbu Insurance Co. Ltd.	1,004,433
905	Dongbu Securities Co. Ltd.(d)	3,387
754	Dong-IL Corp.	64,977
604	Dongil Industries Co. Ltd.	35,718
2,299	Dongjin Semichem Co. Ltd.	8,271
2,076	Dongkuk Industries Co. Ltd.	8,333
694	Dongkuk Structures & Construction Co. Ltd.	2,649
3,480	Dongsuh Co, Inc.	67,729
9,440	Dongsung Holdings Co. Ltd.	62,360
7,740	Dongwha Pharmaceutical Co. Ltd.	44,178
531	Dongwon F&B Co. Ltd.	174,146
496	Dongwon Industries Co. Ltd.	152,226
10,510	Dongyang Mechatronics Corp.	77,296
5,040	Doosan Corp.	523,462
8,685	Doosan Engine Co. Ltd.(d)	49,978
15,625	Doosan Heavy Industries & Construction Co. Ltd.	342,843
27,280	Doosan Infracore Co. Ltd.(d)	275,677
3,902	DRB Holding Co. Ltd.	59,877
270	E1 Corp.	18,114
3,050	Eagon Industries Co. Ltd.	46,661
9,342	Easy Bio, Inc.	48,951
1,255	E-Mart Co. Ltd.	232,510
1,366	Eo Technics Co. Ltd.	141,108
12,586	Eugene Corp.	37,567
5,387	EVERDIGM Corp.	35,183
1,669	Fila Korea Ltd.	174,126
2,079	Fursys, Inc.	62,541
520	Gaon Cable Co. Ltd.	12,796
2,530	Global & Yuasa Battery Co. Ltd.	87,945
5,874	Golfzon Co. Ltd.	147,299
5,080	Grand Korea Leisure Co. Ltd.	181,814
543	Green Cross Corp.	69,607
9,290	Green Cross Holdings Corp.	195,148
5,367	GS Engineering & Construction Corp.(d)	141,114
31,190	GS Holdings Corp.	1,209,684
5,804	GS Retail Co. Ltd.	135,226
384	Gwangju Shinsegae Co. Ltd.	110,666
4,540	Halla Corp.(d)	30,968
12,680	Halla Visteon Climate Control Corp.	566,532
153,830	Han Kuk Carbon Co. Ltd.	883,774
3,827	Hana Micron, Inc.(d)	31,118
174	Handok, Inc.	3,883
8,700	Handsome Co. Ltd.	261,310
1,726	Hanil Cement Co. Ltd.	222,063
7,830	Hanil E-Hwa Co. Ltd.(d)	131,144

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SOUTH KOREA (continued)
31,528	Hanjin Heavy Industries & Construction Co. Ltd.(d)	$127,589
4,830	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	40,674
2,895	Hanjin Kal Corp.(d)	71,784
2,482	Hanjin Shipping Holding Co. Ltd.(d)	23,572
1,870	Hanjin Transportation Co. Ltd.	93,786
90	Hankook Shell Oil Co. Ltd.	41,180
5,199	Hankook Tire Co. Ltd.	267,556
680	Hankuk Paper Manufacturing Co. Ltd.	19,724
2,691	Hanmi Science Co. Ltd.(d)	36,762
2,520	Hanmi Semiconductor Co. Ltd.	37,491
2,970	Hansae Co. Ltd.	101,711
3,000	Hansae Yes24 Holdings Co. Ltd.	40,422
3,830	Hansol Chemical Co. Ltd.	122,921
24,530	Hansol HomeDeco Co. Ltd.(d)	46,020
2,170	Hansol Logistics Co. Ltd.	4,741
9,560	Hansol Paper Co.	88,736
2,020	Hanssem Co. Ltd.	240,987
11,725	Hanwha Chemical Corp.	133,297
12,438	Hanwha Corp.	318,884
770	Hanwha Galleria Timeworld Co. Ltd.	46,471
4,700	Hanwha General Insurance Co. Ltd.(d)	23,704
9,373	Hanwha Investment & Securities Co. Ltd.(d)	32,888
63,462	Hanwha Life Insurance Co. Ltd.	487,516
3,343	Hanyang Eng Co. Ltd.	20,176
2,720	Hanyang Securities Co. Ltd.	17,434
43,020	Heung-A Shipping Co. Ltd.	88,155
3,808	Hite Jinro Co. Ltd.	94,244
7,223	HMC Investment Securities Co. Ltd.(d)	74,343
10,884	Hotel Shilla Co. Ltd.	1,023,497
46,950	Huchems Fine Chemical Corp.	1,021,388
2,950	Humax Co. Ltd.	28,707
815	Huons Co. Ltd.	49,187
3,050	Husteel Co. Ltd.	47,517
6,850	Huvis Corp.	78,837
108,913	Huvitz Co. Ltd.	1,712,068
940	Hwa Shin Co. Ltd.	7,634
439	Hwacheon Machine Tool Co. Ltd.	28,261
57,649	Hy-Lok Corp.(c)	1,572,397
16,692	Hyosung Corp.	991,777
5,770	Hyundai BNG Steel Co. Ltd.(d)	93,671
4,120	Hyundai Corp.	141,095
3,392	Hyundai Department Store Co. Ltd.	430,058
33,280	Hyundai Development Co-Engineering & Construction	1,256,489
Shares		Value
SOUTH KOREA (continued)
577	Hyundai Elevator Co. Ltd.(d)	$24,214
4,090	Hyundai Engineering Plastics Co. Ltd.	29,238
17,750	Hyundai Greenfood Co. Ltd.	301,444
832	Hyundai Home Shopping Network Corp.	105,875
12,260	Hyundai Hy Communications & Networks Co. Ltd.	52,138
6,250	Hyundai Livart Co. Ltd.	264,625
28,641	Hyundai Marine & Fire Insurance Co. Ltd.	757,075
387	Hyundai Mipo Dockyard Co. Ltd.	27,484
48,347	Hyundai Securities Co. Ltd.(d)	313,950
4,117	Hyundai Wia Corp.	710,738
4,916	Hyunjin Materials Co. Ltd.(d)	17,571
6,050	Il Dong Pharmaceutical Co. Ltd.	91,990
9,780	Iljin Electric Co. Ltd.	72,934
803	Ilshin Spinning Co. Ltd.	146,515
266	Ilsung Pharmaceuticals Co. Ltd.	22,400
2,000	iMarketKorea, Inc.	49,311
680	Intelligent Digital Integrated Securities Co. Ltd.	8,335
430	Intergis Co. Ltd.	3,275
8,362	Interpark Corp.	70,966
2,896	INTOPS Co. Ltd.	42,272
7,005	IS Dongseo Co. Ltd.(d)	299,869
3,791	ISU Chemical Co. Ltd.	36,536
15,507	IsuPetasys Co. Ltd.	62,392
2,800	Jahwa Electronics Co. Ltd.	29,343
40,632	JB Financial Group Co. Ltd.	249,404
3,330	Jeil Pharmaceutical Co.	74,625
3,121	JW Pharmaceutical Corp.	43,220
16,153	Kangwon Land, Inc.	528,997
6,008	KB Capital Co. Ltd.	119,741
7,300	KC Green Holdings Co. Ltd.	70,696
10,532	KC Tech Co. Ltd.	75,684
1,290	KCC Corp.	714,568
458	KEPCO Engineering & Construction Co., Inc.	27,855
2,519	KEPCO Plant Service & Engineering Co. Ltd.	206,709
13,960	Keyang Electric Machinery Co. Ltd.	51,726
4,669	KH Vatec Co. Ltd.	141,984
1,110	KISCO Corp.	34,430
6,150	Kishin Corp.	42,756
4,345	KISWIRE Ltd.	211,816
2,280	KIWOOM Securities Co. Ltd.	96,748
16,788	Koentec Co. Ltd.	45,319
2,185	Koh Young Technology, Inc.	67,468
158,105	Kolao Holdings	2,426,171
1,176	Kolon Corp.	28,335
4,246	Kolon Global Corp.(d)	29,479
11,115	Kolon Industries, Inc.	566,811
1,256	KONA I Co. Ltd.	51,181

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SOUTH KOREA (continued)
3,631	Kook Soon Dang Brewery Co. Ltd.	$22,118
4,850	Korea Aerospace Industries Ltd.	187,423
3,220	Korea Electric Terminal Co. Ltd.	166,012
820	Korea Export Packaging Industrial Co. Ltd.	19,182
1,060	Korea Flange Co. Ltd.	22,614
876	Korea Gas Corp.(d)	41,065
23,690	Korea Investment Holdings Co. Ltd.	1,199,207
5,406	Korea Kolmar Co. Ltd.	263,034
2,603	Korea Kolmar Holdings Co. Ltd.	122,024
668	Korea Petrochemical Industrial Co. Ltd.	48,878
5,012	Korea United Pharm, Inc.	68,938
4,222	Korea Zinc Co. Ltd.	1,590,070
15,192	Korean Air Lines Co. Ltd.(d)	539,459
42,765	Korean Reinsurance Co.	456,169
787	KPX Chemical Co. Ltd.	43,889
1,070	KT Skylife Co., Ltd.	19,423
1,913	Kukdo Chemical Co. Ltd.	74,194
2,220	Kumho Petrochemical Co. Ltd .	160,570
865	Kumkang Kind Co. Ltd.	48,724
1,030	Kunsul Chemical Industrial Co. Ltd.	42,936
30,090	Kwang Dong Pharmaceutical Co. Ltd.	291,403
9,282	Kyobo Securities Co. Ltd.(d)	116,814
1,380	Kyung Dong Navien Co. Ltd.	37,511
101	Kyungbang Ltd.	18,050
1,620	Kyungchang Industrial Co. Ltd.	14,855
1,746	Kyungdong Pharm Co. Ltd.	39,046
17,150	Kyung-In Synthetic Corp.	81,840
860	LEENO Industrial, Inc.	34,240
8,620	LF Corp.	271,409
1,582	LG Hausys Ltd.	236,102
6,049	LG InnoTek Co. Ltd.(d)	478,269
6,921	LG International Corp.	140,203
71,020	LG Uplus Corp.	730,980
19,400	LIG Insurance Co. Ltd.	505,544
497	Lotte Chilsung Beverage Co. Ltd.	789,169
536	Lotte Confectionary Co. Ltd.	963,940
314	Lotte Food Co. Ltd.	195,088
480	LOTTE Himart Co. Ltd.	29,688
3,273	Lotte Non-Life Insurance Co. Ltd.(d)	8,927
8,036	LS Corp.	450,400
2,471	LS Industrial Systems Co. Ltd.	145,893
39,012	Macquarie Korea Infrastructure Fund	260,267
1,074	Macrogen, Inc.(d)	44,518
48	Maeil Dairy Industry Co. Ltd.	1,518
2,034	Mando Corp.(d)	383,493
1,230	MegaStudy Co. Ltd.	61,688
19,764	Meritz Financial Group, Inc.	174,389
Shares		Value
SOUTH KOREA (continued)
14,309	Meritz Fire & Marine Insurance Co. Ltd.	$171,376
112,180	Meritz Securities Co. Ltd.	456,076
44	Mi Chang Oil Industrial Co. Ltd.	2,964
13,080	Mirae Asset Securities Co. Ltd.	562,374
10,335	MK Electron Co. Ltd.	54,154
599	MNTech Co. Ltd.(d)	2,306
19,360	Moorim P&P Co. Ltd.	89,307
8,590	Motonic Corp.	104,489
2,195	Muhak Co. Ltd.(d)	69,420
4,750	Namhae Chemical Corp.	37,512
2,740	National Plastic Co.	15,049
900	NCSoft Corp.	123,792
4,127	Neowiz Games Corp.(d)	88,817
3,138	Nexen Corp.	255,449
9,100	NH Investment & Securities Co. Ltd.	68,033
6,920	NICE Holdings Co. Ltd.	114,607
5,182	NK Co. Ltd.(d)	22,716
799	Nong Shim Holdings Co. Ltd.	93,826
2,181	NongShim Co. Ltd.	544,878
800	Noroo Holdings Co. Ltd.	19,013
1,583	OCI Materials Co. Ltd.	75,393
804	Orion Corp.	620,643
515	Ottogi Corp.	273,226
1,530	PaperCorea, Inc.(d)	1,087
4,525	Paradise Co. Ltd.	139,087
9,216	Poongsan Corp.	228,087
2,723	Poongsan Holdings Corp.	117,457
344	POSCO Chemtech Co. Ltd.	47,606
672	Posco ICT Co. Ltd.	3,829
601	Posco M-Tech Co. Ltd.	1,766
8,538	PSK, Inc.	118,236
450	Pulmuone Co. Ltd.	60,633
110,886	Pyeong Hwa Automotive Co. Ltd.(c)	1,800,148
6,560	S&T Dynamics Co. Ltd.	51,253
3,150	S&T Holdings Co. Ltd.	50,843
3,260	S&T Motiv Co. Ltd.	118,201
3,832	S-1 Corp.	266,766
1,110	Sajo Industries Co. Ltd.(d)	39,000
4,770	Sam Young Electronics Co. Ltd.	52,666
3,017	Sam Yung Trading Co. Ltd.	67,469
480	Samchully Co. Ltd.	67,819
23,040	Samick Musical Instruments Co. Ltd.	87,850
4,310	Samick THK Co. Ltd.	36,416
5,671	Samjin Pharmaceutical Co. Ltd.	134,515
670	Samkwang Glass Co. Ltd.	43,069
590	Samlip General Foods Co. Ltd.	93,022
11,987	Samsung Electro-Mechanics Co. Ltd.	546,225
5,110	Samsung Fine Chemicals Co. Ltd.	142,485
3,291	Samsung SDI Co. Ltd.	387,999
1,022	Samsung Securities Co. Ltd.	45,710

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SOUTH KOREA (continued)
2,116	Samsung Techwin Co. Ltd.	$64,941
412	Samyang Genex Co. Ltd.	48,766
3,490	Samyang Holdings Corp.	290,635
10,570	Savezone I&C Corp.	70,023
10,864	SBS Media Holdings Co. Ltd.	33,444
7,130	Seah Besteel Corp.	213,153
485	SeAH Holdings Corp.	81,459
1,408	SeAH Steel Corp.	109,085
5,840	Sebang Co. Ltd.	105,737
35,374	Seegene, Inc.(d)	1,946,227
5,490	Sejong Industrial Co. Ltd.	77,054
3,543	Seobu T&D(d)	70,778
21,020	Seohee Construction Co. Ltd.(d)	13,689
3,589	Seoyeon Co. Ltd.	51,380
2,690	Sewon Cellontech Co. Ltd.(d)	7,526
520	Sewon Precision Industry Co. Ltd.	15,278
15,308	Shin Poong Pharmaceutical Co. Ltd.	60,589
2,335	Shinsegae Co. Ltd.	433,690
342	Shinsegae Information & Communication Co. Ltd.	29,761
176	Shinsegae International Co. Ltd.	20,585
22,990	Shinsung Tongsang Co. Ltd.(d)	26,782
15,480	Shinwon Corp.(d)	41,281
2,240	Shinyoung Securities Co. Ltd.	126,595
2,501	Silicon Works Co. Ltd.	54,643
2,200	Silla Co. Ltd.	40,965
1,760	SIMPAC, Inc.	9,716
971	Sindoh Co. Ltd.	64,235
2,720	SJM Co. Ltd.	19,750
51,852	SK Broadband Co. Ltd.(d)	219,541
2,799	SK C&C Co. Ltd.	635,107
5,115	SK Chemicals Co. Ltd.	291,949
5,137	SK Communications Co. Ltd.(d)	31,051
1,870	SK Gas Ltd.	244,089
30,850	SK Networks Co. Ltd.(d)	316,083
89,437	SK Securities Co. Ltd.(d)	77,995
10,160	SKC Co. Ltd.	261,432
5,580	SL Corp.	102,857
9,930	Ssangyong Cement Industrial Co. Ltd.(d)	96,166
7,407	STS Semiconductor & Telecommunications(d)	22,178
2,270	Suheung Co. Ltd.	126,167
620	Sungchang Enterprise Holdings Ltd.(d)	12,154
5,826	Sungshin Cement Co. Ltd.(d)	44,755
22,493	Sungwoo Hitech Co. Ltd.	324,116
214	Sunjin Co. Ltd.	7,609
141	Suprema, Inc.(d)	3,958
6,520	Tae Kyung Industrial Co. Ltd.	35,262
220	Taekwang Industrial Co. Ltd.	257,315
23,300	Taeyoung Engineering & Construction Co. Ltd.(d)	92,548
Shares		Value
SOUTH KOREA (continued)
16,710	Tailim Packaging Industrial Co. Ltd.	$38,229
1,930	TCC Steel	5,418
16,250	TK Chemical Corp.(d)	33,071
9,910	TONGYANG Life Insurance	107,563
6,197	Toray Chemical Korea, Inc.(d)	74,510
3,450	Tovis Co. Ltd.	57,622
1,420	TS Corp.	42,717
931	Uju Electronics Co. Ltd.	9,147
1,434	Unid Co. Ltd.	79,836
1,205	Vieworks Co. Ltd.	40,816
5,350	Whanin Pharmaceutical Co. Ltd.	123,146
5,906	Wonik IPS Co. Ltd.(d)	74,604
1,270	Woongjin Energy Co. Ltd.(d)	1,670
9,769	Woongjin Thinkbig Co. Ltd.(d)	66,179
37,323	Woori Investment & Securities Co. Ltd.	408,596
1,080	YESCO Co. Ltd.	37,997
1,004	YG Entertainment, Inc.	42,650
9,270	Yoosung Enterprise Co. Ltd.	57,334
6,970	Youlchon Chemical Co. Ltd.	88,370
18,290	Young Heung Iron & Steel Co. Ltd.	34,570
345	Young Poong Corp.	384,470
2,354	Young Poong Precision Corp.	20,352
4,952	Youngone Corp.	296,083
2,598	Youngone Holdings Co. Ltd.	256,462
1,184	Yuhan Corp.	195,537
		75,140,210
SPAIN — 0.5%
26,465	Abengoa SA	116,739
47,840	Abengoa SA - B Shares	201,614
6,094	Acciona SA(d)	424,829
40,068	Acerinox SA	594,249
3,395	Adveo Group International SA	61,689
20,739	Almirall SA(d)	340,457
974	Atresmedia Corp. de Medios de Comunicaion SA	14,268
1,731,448	Banco de Sabadell SA	4,990,452
254,272	Banco Popular Espanol SA	1,454,913
167,120	Bankinter SA	1,378,443
1,315	Baron de Ley(d)	120,296
18,045	Bolsas y Mercados Espanoles SA	685,628
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
16,842	Cie Automotive SA	228,151
295	Construcciones y Auxiliar de Ferrocarriles SA	98,168
332,485	Deoleo SA(d)	154,162
83,680	Distribuidora Internacional de Alimentacion SA	531,029
8,393	Duro Felguera SA	37,969
19,051	Ebro Foods SA	340,678
158,336	EDP Renovaveis SA	1,028,602

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SPAIN (continued)
8,994	Elecnor SA	$100,310
104,144	Enagas SA	3,491,086
47,905	Ence Energia y Celulosa SA	103,555
18,452	Ercros SA(d)	10,937
40,587	Faes Farma SA	94,094
9,353	Fluidra SA	30,532
5,505	Fomento de Construcciones y Contratas SA(d)	101,064
116,565	Gamesa Corp. Tecnologica SA(d)	1,149,597
31,966	Grupo Catalana Occidente SA	962,597
1,413	Iberpapel Gestion SA	21,248
17,222	Indra Sistemas SA	189,919
5,819	Laboratorios Farmaceuticos Rovi SA	62,347
51,556	Mediaset Espana Comunicacion SA(d)	645,492
11,410	Melia Hotels International SA	113,958
2,756	Miquel y Costas & Miquel SA	96,496
52,254	NH Hotel Group SA(d)	238,355
34,034	Obrascon Huarte Lain SA	992,244
13,575	Papeles y Cartones de Europa SA	70,938
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	13,824
147,552	Promotora de Informaciones SA - Class A(d)	41,604
1,206,175	Prosegur Cia de Seguridad SA	7,073,897
29,481	Red Electrica Corp. SA	2,572,785
64,394	Sacyr SA(d)	281,868
2,247	Tecnicas Reunidas SA	110,521
41,405	Tubacex SA	175,896
30,838	Tubos Reunidos SA	90,235
8,830	Vidrala SA	350,770
15,581	Viscofan SA	914,565
27,998	Zardoya Otis SA	325,946
28,929	Zeltia SA(d)	94,437
		33,323,453
SWEDEN — 0.7%
11,929	AAK AB	646,680
10,741	Acando AB	16,582
3,083	AddNode Group AB	17,953
7,665	AddTech AB - Class B	109,253
667,176	AF AB - B Shares(c)	10,096,886
2,072	Atrium Ljungberg AB - Class B	28,986
1,644	Avanza Bank Holding AB	52,209
8,149	Axfood AB	501,577
14,516	Axis Communications AB	395,722
5,502	B&B Tools AB - Class B	103,198
6,098	Beijer Alma AB	142,042
2,816	Beijer Ref AB	51,293
11,117	Betsson AB	392,188
17,184	Bilia AB - Class A	486,374
103,419	BillerudKorsnas AB	1,508,397
4,165	BioGaia AB - Class B	106,041
Shares		Value
SWEDEN (continued)
24,799	Biotage AB	$39,629
293,940	Boliden AB	4,844,498
34,814	Bure Equity AB	145,684
11,928	Byggmax Group AB	73,983
18,040	Castellum AB	276,556
1,746	Catena AB	23,704
4,800	Clas Ohlson AB - Class B	82,880
13,655	Duni AB	194,169
59,753	Electrolux AB - Class B	1,695,287
123,512	Elekta AB - Class B	1,264,534
1,207	Enea AB	9,889
1,295	Eniro AB(d)	1,421
15,073	Fabege AB	193,206
2,223	Fagerhult AB	40,943
6,050	Fastighets AB Balder - Class B(d)	78,655
51,383	Getinge AB - Class B	1,193,392
19,333	Gunnebo AB	97,658
28,421	Haldex AB	348,327
11,372	Hexpol AB	1,005,656
5,834	HIQ International AB	31,603
440	HMS Networks AB	8,938
24,976	Holmen AB - Class B	825,301
7,179	Hufvudstaden AB - Class A	92,993
22,054	Husqvarna AB - Class A	162,923
139,162	Husqvarna AB - Class B	1,034,648
24,085	ICA Gruppen AB	962,206
11,328	Industrial & Financial Systems - Class B	352,842
5,489	Indutrade AB	221,518
31,357	Intrum Justitia AB	931,688
39,593	JM AB	1,276,666
18,400	KappAhl AB(d)	102,165
6,105	Klovern AB	31,004
12,808	KNOW IT AB	93,664
2,706	Lagercrantz AB - Class B.	51,304
18,526	Lindab International AB(d)	169,726
31,173	Loomis AB - Class B	856,987
68,030	Lundin Petroleum AB(d)	964,599
139,081	Meda AB - Class A	1,827,002
2,363	Medivir AB - Class B(d)	39,921
775	Mekonomen AB	16,320
1,989	Modern Times Group MTG AB - Class B	61,387
1,715	MQ Holding AB	7,804
4,730	Munksjo Oyj	44,633
29,549	Mycronic AB	80,034
1,241	NCC AB - Class A	36,520
39,737	NCC AB - Class B	1,167,224
2,159	Nederman Holding AB	45,319
4,881	Net Entertainment NE AB - Class B	150,710
44,133	New Wave Group AB - Class B	202,611
12,142	Nibe Industrier AB - Class B	322,289
61,798	Nobia AB	502,140
8,614	Nolato AB - B Shares	198,897

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SWEDEN (continued)
13,485	Nordnet AB - Class B	$47,481
76,747	Peab AB	519,674
14,433	Proffice AB - Class B	36,551
33,581	Ratos AB - Class B	225,157
10,896	Rezidor Hotel Group AB(d)	47,809
30,678	Saab AB - Class B	828,838
1,150	Sagax AB - Class B	5,700
48,567	SAS AB(d)	74,651
4,652	Sectra AB - B Shares	59,850
89,672	Securitas AB - Class B	989,724
4,156	Semcon AB	30,393
39,832	Skanska AB - Class B	810,217
5,769	SkiStar AB	66,017
6,144	SSAB AB - B Shares(d)	39,423
9,782	Sweco AB - Class B	136,447
2,770	Systemair AB	36,669
138,269	Tele2 AB - B Shares	1,754,543
95,263	Trelleborg AB - Class B	1,626,817
3,694	Vitrolife AB	74,914
8,602	Wallenstam AB - Class B	129,540
6,774	Wihlborgs Fastigheter AB	118,570
		46,798,023
SWITZERLAND — 1.5%
13,283	Actelion Ltd.	1,579,354
5,545	AFG Arbonia-Forster Holding AG	135,146
435,000	Allied World Assurance Co. Holdings AG	16,530,000
6,582	Allreal Holding AG	870,850
580	Alpiq Holding AG	58,323
934	ALSO Holding AG	50,964
314	APG SGA SA	91,379
47,001	Aryzta AG	4,000,813
6,786	Ascom Holding AG	99,447
1,374	Autoneum Holding AG	228,488
83	Bachem Holding AG - Class B	4,218
32,904	Baloise Holding AG	4,134,588
640	Bank Coop AG	28,237
277	Banque Cantonale de Geneve	61,207
2,108	Banque Cantonale Vaudoise	1,128,327
728	Barry Callebaut AG	761,935
942	Basler Kantonalbank	62,758
1,081	Belimo Holding AG(c)	2,679,608
61	Bell AG	140,684
1,673	Berner Kantonalbank AG	312,639
528	BKW AG	15,887
4,131	Bobst Group SA	179,683
2,396	Bossard Holding AG(d)	242,302
3,886	Bucher Industries AG	985,485
30,941	Burckhardt Compression Holding AG(c)	13,233,094
232	Burkhalter Holding AG	19,652
977	Calida Holding AG	37,774
36	Carlo Gavazzi Holding AG	8,531
178	Cham Paper Holding AG	44,401
Shares		Value
SWITZERLAND (continued)
15	Chocoladefabriken Lindt & Sprungli AG	$898,379
230	Cicor Technologies	8,080
40	Cie Financiere Tradition SA	1,788
117,388	Clariant AG	2,043,599
22,697	Coca-Cola HBC AG - CDI	493,429
1,178	Coltene Holding AG	73,399
35	Conzzeta AG	123,318
2,750	Daetwyler Holding AG	348,127
3,496	Dufry AG(d)	503,970
11,406	EFG International AG	118,428
1,458	Emmi AG	513,706
1,545	EMS-Chemie Holding AG	555,198
3,678	Energiedienst Holding AG	120,415
2,933	Flughafen Zuerich AG	1,867,134
530	Forbo Holding AG	550,023
1,617	Galenica AG	1,381,462
89,347	GAM Holding AG	1,522,934
5,139	Geberit AG	1,750,833
3,379	Georg Fischer AG	1,947,363
259	Gurit Holding AG	108,752
5,418	Helvetia Holdings AG	2,572,023
1,537	Huber & Suhner AG	75,800
5,293	Implenia AG	284,963
249	Inficon Holding AG	77,639
136	Interroll Holding AG	77,319
104	Intershop Holdings AG	38,372
128,429	Julius Baer Group Ltd.	5,616,892
1	Jungfraubahn Holding AG	78
821	Kaba Holding AG - Class B	391,023
1,015	Kardex AG	45,889
2,133	Komax Holding AG	313,914
17,216	Kudelski SA(d)	219,192
777	Kuoni Reisen Holding AG	211,582
161	LEM Holding SA	120,815
13,174	Logitech International SA	186,215
16,086	Lonza Group AG	1,770,522
1,434	Luzerner Kantonalbank AG	518,663
275	MCH Group AG	18,292
80	Metall Zug AG - Class B	197,142
24,650	Meyer Burger Technology AG(d)	207,263
18,453	Micronas Semiconductor Holding AG	123,320
9,148	Mobilezone Holding AG(d)	97,456
3,562	Mobimo Holding AG	701,553
23,680	Nobel Biocare Holding AG	418,396
111,727	OC Oerlikon Corp AG(d)	1,410,885
2,840	Orascom Development Holding AG(d)	49,589
2,184	Orior AG	118,036
3,289	Panalpina Welttransport Holding AG	425,589
3,238	Partners Group Holding AG	860,696
281	Phoenix Mecano AG	127,044
2,658	PSP Swiss Property AG	227,911

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
SWITZERLAND (continued)
296	Rieter Holding AG	$54,545
154	Romande Energie Holding SA	170,942
78	Schaffner Holding AG	22,557
272,958	Schmolz & Bickenbach AG(d)	329,087
472	Schweiter Technologies AG	339,964
588	Siegfried Holding AG	90,386
685	Sika AG	2,441,979
6,865	Sonova Holding AG	1,068,832
1,202	St. Galler Kantonalbank AG	434,751
332,649	STMicroelectronics NV	2,217,271
721	Straumann Holding AG	177,449
11,139	Sulzer AG	1,266,545
14,784	Swiss Life Holding AG	3,386,575
121,186	Swisslog Holding AG(d)	168,777
1,669	Swissquote Group Holding SA	52,040
953	Tamedia AG	125,099
2,356	Tecan Group AG	248,296
13,991	Temenos Group AG	487,864
1,732	U-Blox AG	233,478
4,427	Valiant Holding AG	387,187
1,951	Valora Holding AG	403,928
457	Vaudoise Assurances Holding SA	199,728
21	Vetropack Holding AG	35,817
19,524	Vontobel Holding AG	709,207
1,950	Walter Meier AG(d)	78,028
915	Ypsomed Holding AG	82,118
3,383	Zehnder Group AG	132,908
52	Zug Estates Holding AG - B Shares	63,017
31	Zuger Kantonalbank AG	143,312
		95,711,871
TAIWAN — 1.1%
6,000	Ability Enterprise Co. Ltd.	2,979
27,000	AcBel Polytech, Inc.	30,447
61,000	Accton Technology Corp.	31,085
173,000	Acer, Inc.(d)	118,589
64,765	Achem Technology Corp.	37,156
26,497	Action Electronics Co. Ltd.(d)	4,791
9,000	Actron Technology Corp.	32,400
43,314	A-DATA Technology Co. Ltd.	77,894
19,688	Adlink Technology, Inc.	49,905
54,060	Advancetek Enterprise Co. Ltd.	42,389
9,495	Advantech Co. Ltd.	65,867
80,027	AGV Products Corp.(d)	21,101
366,090	Airtac International Group	2,671,970
1,000	ALI Corp.	825
19,170	Alltek Technology Corp.	17,899
96,050	Altek Corp.	104,208
78,000	Ambassador Hotel (The)	70,777
18,000	AMPOC Far-East Co. Ltd.	16,866
108,830	AmTRAN Technology Co. Ltd.	62,615
24,139	Anpec Electronics Corp.	21,983
52,000	APCB, Inc.	33,594
22,552	Apex Biotechnology Corp.	35,293
Shares		Value
TAIWAN (continued)
14,639	Apex Science & Engineering	$5,511
162,604	Ardentec Corp.	127,767
63,427	Arima Communications Corp.(d)	28,673
141,000	Asia Optical Co., Inc.(d)	179,168
110,000	Asia Polymer Corp.	75,403
95,100	Asia Vital Components Co. Ltd.	64,720
11,000	Aten International Co. Ltd.	26,870
3,264,000	AU Optronics Corp.	1,545,267
44,800	Audix Corp.	57,148
19,000	Aurora Corp.	31,483
28,270	Avermedia Technologies, Inc.	10,317
16,000	AVY Precision Technology, Inc.	45,975
17,850	Awea Mechantronic Co. Ltd.	24,384
84,042	Bank of Kaohsiung Co. Ltd.	25,116
13,000	Basso Industry Corp.	15,472
1,129,350	BES Engineering Corp.	289,982
48,000	Biostar Microtech International Corp.	17,438
1,000	Boardtek Electronics Corp.	1,233
42,000	C Sun Manufacturing Ltd.	29,619
145,781	Capital Securities Corp.	47,066
156,000	Career Technology Manufacturing Co. Ltd.	178,739
77,000	Carnival Industrial Corp.	19,721
7,000	Cathay Chemical Works	3,418
183,000	Cathay No. 1 REIT	108,417
23,000	Cathay No. 2 REIT	11,721
189,000	Cathay Real Estate Development Co. Ltd.	98,488
38,760	Central Reinsurance Co. Ltd.	20,389
47,000	ChainQui Construction Development Co. Ltd.	34,536
148,000	Champion Building Materials Co. Ltd.	46,857
1,923	Chang Wah Electromaterials, Inc.	3,926
133,350	Charoen Pokphand Enterprise	110,042
19,000	Chaun-Choung Technology Corp.	52,846
13,000	CHC Resources Corp.	29,063
811,920	Cheng Loong Corp.	355,022
110,797	Cheng Uei Precision Industry Co. Ltd.	184,683
19,000	Chenming Mold Industry Corp.(d)	13,992
33,000	Chia Chang Co. Ltd.	31,789
344,659	Chia Hsin Cement Corp.	162,604
182,938	Chicony Electronics Co. Ltd.	525,060
82,120	Chien Kuo Construction Co. Ltd.	32,128
11,164	Chilisin Electronics Corp.	9,947
541,744	China Airlines Ltd.(d)	211,949
66,000	China Chemical & Pharmaceutical Co. Ltd.	44,265
1,912	China Development Financial Holding Corp.	614

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
TAIWAN (continued)
11,000	China Ecotek Corp.	$21,988
232,907	China General Plastics Corp.	84,230
724,553	China Life Insurance Co. Ltd.	631,258
745,505	China Man-Made Fiber Corp.(d)	197,059
63,077	China Metal Products	51,844
481,391	China Motor Corp.	438,398
691,881	China Petrochemical Development Corp.(d)	218,370
42,114	China Steel Chemical Corp.	229,148
37,000	China Steel Structure Co. Ltd.	33,087
168,616	China Synthetic Rubber Corp.	174,068
96,000	China Wire & Cable Co. Ltd.(d)	38,032
17,000	Chinese Maritime Transport Ltd.	19,003
130,883	Chin-Poon Industrial Co. Ltd.	209,557
45,000	Chipbond Technology Corp.	82,850
18,802	Chong Hong Construction Co. Ltd.	38,634
35,876	Chroma ATE, Inc.	89,287
92,000	Chun Yu Works & Co. Ltd.	39,623
230,779	Chun Yuan Steel	86,495
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.(d)	49,608
43,339	Chung Hung Steel Corp.(d)	10,572
163,240	Chung Hwa Pulp Corp.(d)	46,638
228,000	Chunghwa Picture Tubes Ltd.(d)	11,694
141,348	Clevo Co.	250,013
378,000	CMC Magnetics Corp.(d)	55,675
26,300	CoAsia Microelectronics Corp.(d)	9,771
97,182	Collins Co. Ltd.	42,654
937,000	Compal Electronics, Inc.	691,587
810,000	Compeq Manufacturing Co. Ltd.	446,057
158,873	Continental Holdings Corp.	58,762
271,500	Coretronic Corp.	407,029
50,000	Coxon Precise Industrial Co. Ltd.	87,781
20,000	CSBC Corp. Taiwan	10,521
203,838	CTCI Corp.	333,068
2,294	Cub Elecparts, Inc.	24,172
16,000	CviLux Corp.	25,223
9,660	Cyberlink Corp.	27,916
10,000	Cyberpower Systems, Inc.	19,660
460	CyberTAN Technology, Inc.	371
76,000	DA CIN Construction Co. Ltd.	53,471
107,000	Darfon Electronics Corp.	57,692
66,201	Delpha Construction Co. Ltd.(d)	31,015
24,000	Depo Auto Parts Industrial Co. Ltd.	86,795
17,000	DFI, Inc.	19,003
62,766	D-Link Corp.	35,081
20,183	Dynamic Electronics Co. Ltd.(d)	10,119
Shares		Value
TAIWAN (continued)
54,000	E Ink Holdings, Inc.(d)	$26,275
4,012,079	E.Sun Financial Holding Co. Ltd.	2,539,165
180,675	Eastern Media International Corp.	60,588
4,862	Eclat Textile Co. Ltd.	46,196
70,448	Edimax Technology Co. Ltd.	26,867
12,100	Edom Technology Co. Ltd.	11,258
34,320	Elan Microelectronics Corp.	54,273
14,000	E-LIFE MALL Corp.	27,064
21,000	Elite Advanced Laser Corp.	65,797
129,967	Elite Material Co. Ltd.	152,757
38,000	Elite Semiconductor Memory Technology, Inc.	57,594
133,489	Elitegroup Computer Systems Co. Ltd.	112,351
8,000	ENG Electric Co. Ltd.	4,879
160,000	EnTie Commercial Bank Co. Ltd.	70,488
18,000	Episil Holdings, Inc.(d)	8,344
165,000	Epistar Corp.	297,815
216,806	Eternal Materials Co. Ltd.	214,550
111,000	E-Ton Solar Tech Co. Ltd.(d)	56,382
28,000	Etron Technology, Inc.(d)	13,072
452,609	Eva Airways Corp.(d)	264,871
40,000	Everest Textile Co. Ltd.	18,608
99,000	Evergreen International Storage & Transport Corp.	57,936
625,197	Evergreen Marine Corp. Taiwan Ltd.(d)	368,954
132,459	Everlight Chemical Industrial Corp.	109,960
51,643	Everlight Electronics Co. Ltd.	97,797
45,373	Excelsior Medical Co. Ltd.	76,525
469,062	Far Eastern Department Stores Ltd.	423,315
653,018	Far Eastern International Bank	220,059
797	Faraday Technology Corp.	846
43,000	Farglory F T Z Investment Holding Co. Ltd.(d)	29,052
63,154	Farglory Land Development Co. Ltd.	62,497
328,826	Federal Corp.	195,135
101,320	Feng Hsin Iron & Steel Co.	125,082
55,802	Feng TAY Enterprise Co. Ltd.	144,016
19,000	First Copper Technology Co. Ltd.	6,465
58,110	First Hotel	37,445
108,000	First Insurance Co. Ltd. (The)	54,858
11,256	First Steamship Co. Ltd.(d)	7,327
10,606	FLEXium Interconnect, Inc.	22,386
9,485	Flytech Technology Co. Ltd.	33,834
48,000	Formosa Advanced Technologies Co. Ltd.	32,114
173,000	Formosa Epitaxy, Inc.(d)	88,444
13,008	Formosa International Hotels Corp.	134,714

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
TAIWAN (continued)
48,203	Formosa Oilseed Processing Co. Ltd.	$31,141
669,000	Formosa Taffeta Co. Ltd.	675,235
347,000	Formosan Rubber Group, Inc.	378,185
160,628	Formosan Union Chemical	66,540
33,000	Fortune Electric Co. Ltd.	16,111
52,301	Founding Construction & Development Co. Ltd.	35,250
94,500	Foxconn Technology Co. Ltd.	251,656
86,000	Froch Enterprise Co. Ltd.(d)	35,343
100,022	FSP Technology, Inc.	83,197
35,000	Fubon No. 1 REIT	17,721
89,000	Fubon No. 2 REIT	36,546
52,800	Fullerton Technology Co. Ltd.	43,397
103,549	Fwusow Industry Co. Ltd.	51,236
34,639	G Shank Enterprise Co. Ltd.	31,033
64,101	Gemtek Technology Corp.	46,891
1,927	Genesis Photonics, Inc.(d)	950
24,982	Genius Electronic Optical Co. Ltd.(d)	69,649
6,850	GeoVision, Inc.	24,885
77,000	Getac Technology Corp.	38,732
476,143	Giant Manufacturing Co. Ltd.	3,850,909
3,000	Giantplus Technology Co. Ltd.(d)	1,031
154,781	Gigabyte Technology Co. Ltd.	177,596
2,400	Gigasolar Materials Corp.	40,636
236,000	Ginko International Co. Ltd.	3,181,168
2,297	Gintech Energy Corp.(d)	1,790
11,133	Global Brands Manufacture Ltd.(d)	3,499
23,000	Global Lighting Technologies, Inc.	30,927
76,650	Globe Union Industrial Corp.	37,548
73,250	Gloria Material Technology Corp.	48,526
249,770	Gold Circuit Electronics Ltd.(d)	103,056
370,852	Goldsun Development & Construction Co. Ltd.(d)	131,069
21,333	Good Will Instrument Co. Ltd.	15,149
7,000	Gourmet Master Co. Ltd.	44,302
747,000	Grand Pacific Petrochemical	357,334
19,000	Grape King Bio Ltd.	79,332
59,000	Great China Metal Industry	54,410
66,000	Great Taipei Gas Co. Ltd.	50,558
211,946	Great Wall Enterprise Co. Ltd.	191,972
55,353	Green Energy Technology, Inc.(d)	35,942
27,000	GTM Corp.(d)	19,218
35,000	Hannstar Board Corp.(d)	13,118
864,000	HannStar Display Corp.	217,019
29,115	HannsTouch Solution, Inc.(d)	6,059
110,000	Hey Song Corp.	131,639
174,282	Highwealth Construction Corp.	301,390
620	Hitron Technology, Inc.	309
27,922	Hiwin Technologies Corp.	220,317
242,506	Ho Tung Chemical Corp.	85,309
Shares		Value
TAIWAN (continued)
139,000	Hocheng Corp.	$47,527
28,800	Holiday Entertainment Co. Ltd.	32,951
58,294	Holy Stone Enterprise Co. Ltd.	77,236
62,000	Hong Tai Electric Industrial	20,384
111,000	Horizon Securities Co. Ltd.	30,289
17,507	Hota Industrial Manufacturing Co. Ltd.	31,196
102,678	Hsin Kuang Steel Co. Ltd.	58,400
63,326	Hsing TA Cement Co.	27,586
11,000	Hu Lane Associate, Inc.	38,515
316,000	HUA ENG Wire & Cable Co. Ltd.	104,410
1,710	Hua Yu Lien Development Co. Ltd.(d)	2,772
479	Huaku Development Co. Ltd.	787
109,514	Hung Poo Real Estate Development Corp.	82,451
102,000	Hung Sheng Construction Ltd.	62,542
60,991	Hwa Fong Rubber Co. Ltd.	45,017
193,341	Ichia Technologies, Inc.	211,034
22,000	I-Chiun Precision Industry Co. Ltd.	12,838
86,258	IEI Integration Corp.	136,548
31,000	ILI Technology Corp.	69,406
3,000	Infortrend Technology, Inc.	1,672
912,793	Innolux Corp.	415,636
335,155	Inventec Corp.	232,498
14,000	I-Sheng Electric Wire & Cable Co. Ltd.	18,894
44,691	ITE Technology, Inc.	46,577
32,000	ITEQ Corp.	24,934
14,000	Jess-Link Products Co. Ltd.	12,427
132,272	Jih Sun Financial Holdings Co. Ltd.	35,268
4,657	Johnson Health Tech Co. Ltd.	10,855
3,000	Kang Na Hsiung Enterprise Co. Ltd.	1,391
13,000	Kaulin Manufacturing Co. Ltd.	8,719
134,823	KEE TAI Properties Co. Ltd.	77,348
198,023	Kenda Rubber Industrial Co. Ltd.	403,644
24,000	Kenmec Mechanical Engineering Co. Ltd.	10,652
87,000	Kerry TJ Logistics Co. Ltd.	108,691
171,000	Kindom Construction Corp.	147,295
148,000	King Slide Works Co. Ltd.	1,939,013
591,184	King Yuan Electronics Co. Ltd.	466,471
407,185	King’s Town Bank Co. Ltd.	444,448
26,532	King’s Town Construction Co. Ltd.(d)	23,247
47,000	Kinik Co.	95,031
365,343	Kinpo Electronics, Inc.(d)	159,150
102,000	Kinsus Interconnect Technology Corp.	382,293
506,000	KMC Kuei Meng International, Inc.	2,079,463
16,328	KS Terminals, Inc.	18,574

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
TAIWAN (continued)
16,000	Kung Long Batteries Industrial Co. Ltd.	$53,655
40,000	Kung Sing Engineering Corp.	16,110
152,982	Kuoyang Construction Co. Ltd.	65,384
191,040	Kwong Fong Industries Corp.	104,889
111,770	KYE Systems Corp.	38,400
45,000	L&K Engineering Co. Ltd.	36,765
82,478	LCY Chemical Corp.	39,996
362,714	Lealea Enterprise Co. Ltd.(d)	102,554
9,826	Ledtech Electronics Corp.	4,894
43,000	LEE CHI Enterprises Co. Ltd.	18,873
39,000	Lelon Electronics Corp.	47,313
118,638	Leofoo Development Co. Ltd.(d)	42,905
298,799	Li Peng Enterprise Co. Ltd.(d)	102,656
32,080	Lian Hwa Food Corp.	33,908
281,362	Lien Hwa Industrial Corp.	182,694
146,000	Lingsen Precision Industries Ltd.	74,160
53,882	Lite-On Semiconductor Corp.	35,429
118,000	Long Bon International Co. Ltd.	71,964
292,934	Long Chen Paper Co. Ltd.	146,388
6,000	Longwell Co.	5,316
29,451	Lotes Co. Ltd.	122,000
69,000	Lucky Cement Corp.	22,798
24,939	Lumax International Corp. Ltd.	53,213
896,936	Macronix International(d)	201,406
29,375	Makalot Industrial Co. Ltd.	153,556
44,000	Marketech International Corp.	30,957
297,032	Masterlink Securities Corp.	94,530
2,152	Mayer Steel Pipe Corp.	1,022
63,440	Meiloon Industrial Co. Ltd.	26,697
146,188	Mercuries & Associates Ltd.	84,589
1,747	Mercuries Life Insurance Co. Ltd.(d)	979
53,130	Merida Industry Co. Ltd.	366,817
27,091	Merry Electronics Co. Ltd.	109,107
312,404	Micro-Star International Co. Ltd.	381,563
35,590	Mirle Automation Corp.	29,545
146,500	Mitac Holdings Corp.	113,187
70,822	Mosel Vitelic, Inc.(d)	15,204
111,000	Motech Industries Inc.	137,215
4,000	Nak Sealing Technologies Corp.	13,808
24,000	Namchow Chemical Industrial Co. Ltd.	38,624
86,590	Nan Kang Rubber Tire Co. Ltd.	94,799
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.	18,526
38,000	Nan Ya Printed Circuit Board Corp.(d)	52,659
75,092	Nantex Industry Co. Ltd.	37,526
21,000	National Petroleum Co. Ltd.	23,992
143,250	Neo Solar Power Corp.	135,637
7,475	New Asia Construction & Development Corp.	1,964
Shares		Value
TAIWAN (continued)
10,000	New Era Electronics Co. Ltd.	$10,455
32,422	Nichidenbo Corp.	25,369
55,267	Nien Hsing Textile Co. Ltd.	45,698
4,000	Nishoku Technology, Inc.	5,517
72,000	Novatek Microelectronics Corp.	371,640
34,000	Ocean Plastics Co. Ltd.(d)	40,688
171,000	OptoTech Corp.	69,712
212,000	Orient Semiconductor Electronics Ltd.(d)	82,245
133,500	Oriental Union Chemical Corp.	100,948
600,000	Pacific Hospital Supply Co. Ltd.(c)	1,282,199
159,453	Pan Jit International, Inc.(d)	66,577
2,894	Pan-International Industrial Corp.	1,798
5,000	Parade Technologies Ltd.	47,343
4,242	Paragon Technologies Co. Ltd.	6,102
11,611	PChome Online, Inc.	117,765
507,000	Pegatron Corp.	920,106
98,746	Phihong Technology Co. Ltd.	51,943
11,000	Phison Electronics Corp.	74,137
30,000	Pixart Imaging, Inc.	66,576
21,000	Portwell, Inc.	28,790
213,715	Pou Chen Corp.	235,029
13,000	Powertech Industrial Co. Ltd.(d)	9,403
269,200	Powertech Technology, Inc.	451,373
1,010	Poya Co. Ltd.	6,807
578,807	President Securities Corp.	302,567
362,370	Prince Housing & Development Corp.	135,815
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	30,217
34,000	Promise Technology, Inc.	40,074
755,520	Qisda Corp.(d)	337,812
83,000	Quanta Storage, Inc.	91,414
152,008	Radiant Opto-Electronics Corp.	529,740
191,841	Radium Life Tech Co. Ltd.	110,060
10,000	Ralec Electronic Corp.	18,773
83,825	Realtek Semiconductor Corp.	276,969
90,771	Rechi Precision Co. Ltd.	90,871
9,348	Rexon Industrial Corp. Ltd.	3,580
98,616	Rich Development Co. Ltd.	41,014
9,370	Richtek Technology Corp.	45,130
1,060,398	Ritek Corp.(d)	120,625
160,781	Ruentex Industries Ltd.	343,060
158,335	Sampo Corp.	62,727
33,551	San Fang Chemical Industry Co. Ltd.	32,319
340,080	Sanyang Industrial Co. Ltd.(d)	300,763
15,000	SDI Corp.	19,159
37,000	Sercomm Corp.	82,353
22,050	Sesoda Corp.	25,119
28,000	Sheng Yu Steel Co. Ltd.	18,503
1,360	ShenMao Technology, Inc.	1,444

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
TAIWAN (continued)
52,000	Shih Wei Navigation Co. Ltd.(d)	$31,969
119,000	Shihlin Electric & Engineering Corp.	155,320
23,000	Shihlin Paper Corp.(d)	29,642
4,812,361	Shin Kong Financial Holding Co. Ltd.	1,460,329
85,000	Shin Kong No.1 REIT	35,211
3,000	Shin Zu Shing Co. Ltd.	6,579
68,780	Shining Building Business Co. Ltd.(d)	41,494
119,000	Shinkong Insurance Co. Ltd.	88,810
511,314	Shinkong Synthetic Fibers Corp.	181,552
79,000	Shinkong Textile Co. Ltd.	103,891
111,000	Sigurd Microelectronics Corp.	105,831
230,000	Silicon Integrated Systems Corp.(d)	63,594
42,000	Simplo Technology Co. Ltd.	204,363
85,000	Sinbon Electronics Co. Ltd.	109,965
93,170	Sincere Navigation Corp.	80,561
6,360	Sinmag Equipment Corp.	40,774
126,000	Sino-American Silicon Products, Inc.	194,697
151,000	Sinon Corp.	82,161
14,564	Sinphar Pharmaceutical Co. Ltd.	20,422
61,192	Sinyi Realty, Inc.	72,727
14,000	Sirtec International Co. Ltd.	29,688
20,000	Sitronix Technology Corp.	48,198
97,000	Siward Crystal Technology Co. Ltd.	69,521
23,000	Soft-World International Corp.	60,720
4,000	Solar Applied Materials Technology Co.	3,150
14,013	Solartech Energy Corp.(d)	8,938
45,590	Solomon Technology Corp.	27,879
42,000	Solytech Enterprise Corp.(d)	11,392
15,000	Sonix Technology Co. Ltd.	21,107
132,000	Southeast Cement Co. Ltd.	67,917
5,100	Sporton International, Inc.	24,732
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	10,582
96,074	Standard Foods Corp.	221,419
33,000	Stark Technology, Inc.	30,921
19,399	Sunplus Technology Co. Ltd.(d)	7,366
43,000	Sunrex Technology Corp.	23,609
24,000	Sunspring Metal Corp.	38,150
32,127	Supreme Electronics Co. Ltd.	17,798
88,228	Sweeten Construction Co. Ltd.	50,472
15,000	Syncmold Enterprise Corp.	28,652
145,322	TA Chen Stainless Pipe Co. Ltd.	88,866
626,674	TA Chong Bank Ltd.(d)	208,091
211,340	Ta Ya Electric Wire & Cable.	45,441
63,000	Tah Hsin Industrial Corp.	59,755
22,251	TA-I Technology Co. Ltd.	12,400
705,037	Taichung Commercial Bank Co. Ltd.	236,430
Shares		Value
TAIWAN (continued)
11,000	Taiflex Scientific Co. Ltd.	$16,274
68,000	Tainan Enterprises Co. Ltd.	56,338
950,352	Tainan Spinning Co. Ltd.	526,472
2,364,552	Taishin Financial Holding Co. Ltd.	1,127,217
71,716	Taisun Enterprise Co. Ltd.(d)	27,115
135,924	Taita Chemical Co. Ltd.(d)	37,538
12,000	Taiwan Acceptance Corp.	28,997
2,313,158	Taiwan Business Bank(d)	695,092
137,088	Taiwan Cogeneration Corp.	108,619
6,000	Taiwan FamilyMart Co. Ltd.	38,466
97,320	Taiwan Fire & Marine Insurance Co. Ltd.	70,231
65,000	Taiwan FU Hsing Industrial Co. Ltd.	62,400
271,223	Taiwan Glass Industrial Corp.	209,995
36,468	Taiwan Hon Chuan Enterprise Co. Ltd.	59,708
50,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	34,192
132,403	Taiwan Land Development Corp.	47,012
13,114	Taiwan Life Insurance Co. Ltd.(d)	7,825
11,549	Taiwan Line Tek Electronic	8,733
46,150	Taiwan Mask Corp.	14,308
71,544	Taiwan Navigation Co. Ltd.	50,689
190,032	Taiwan Paiho Ltd.	264,276
149,000	Taiwan PCB Techvest Co. Ltd.	219,215
95,120	Taiwan Pulp & Paper Corp.(d)	35,651
2,360	Taiwan Sakura Corp.	1,637
13,850	Taiwan Sanyo Electric Co. Ltd.	14,434
87,408	Taiwan Secom Co. Ltd.	231,620
105,000	Taiwan Semiconductor Co. Ltd.	95,795
102,010	Taiwan Sogo Shin Kong Security Co. Ltd.	128,785
85,500	Taiwan Styrene Monomer	35,278
87,500	Taiwan Surface Mounting Technology Co. Ltd.	122,405
123,469	Taiwan TEA Corp.	66,978
71,000	Taiwan Union Technology Corp.	58,940
61,322	Taiyen Biotech Co. Ltd.	48,991
254,000	Tatung Co. Ltd.(d)	71,983
1,553,000	Teco Electric and Machinery Co. Ltd.	1,725,754
31,000	Test Research, Inc.	50,602
41,000	ThaiLin Semiconductor Corp.	27,431
17,000	Thinking Electronic Industrial Co. Ltd.	24,648
43,525	Thye Ming Industrial Co, Ltd.	48,367
48,000	T-Mac Techvest PCB Co. Ltd.	24,460
318,100	Ton Yi Industrial Corp.	188,769
28,834	Tong Yang Industry Co. Ltd.	29,387
79,694	Tong-Tai Machine & Tool Co. Ltd.	70,611
74,837	Topco Scientific Co. Ltd.	135,076

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
TAIWAN (continued)
50,049	Topoint Technology Co. Ltd.	$47,471
7,000	Transasia Airways Corp.	2,624
35,137	Transcend Information, Inc.	118,408
16,988	Tsann Kuen Enterprise Co. Ltd.	17,872
106,942	TSRC Corp.	120,244
22,000	Ttet Union Corp.	51,932
473,315	Tung Ho Steel Enterprise Corp.	373,467
92,815	TXC Corp.	114,583
37,000	TYC Brother Industrial Co. Ltd.(d)	20,375
190,303	Tycoons Group Enterprise(d)	35,037
104,253	Tyntek Corp.(b)(c)(d)	23,341
22,000	U-Ming Marine Transport Corp.	34,429
150,288	Unimicron Technology Corp.	115,372
372,346	Union Bank of Taiwan(d)	126,088
32,762	Union Insurance Co. Ltd.(d)	28,490
258,037	Unitech Printed Circuit Board Corp.	105,619
56,000	United Integrated Services Co. Ltd.	53,116
288,660	Universal Cement Corp.	253,864
2,416	Unizyx Holding Corp.	1,422
194,922	UPC Technology Corp.	66,648
197,337	USI Corp.	93,425
147,000	Vanguard International Semiconductor Corp.	220,622
56,800	Ve Wong Corp.	41,830
2,000	Wafer Works Corp.(d)	828
117,000	Wah Lee Industrial Corp.	203,870
1,087,000	Walsin Lihwa Corp.(d)	360,946
210,947	Walsin Technology Corp.(d)	72,820
185,000	Walton Advanced Engineering, Inc.	86,368
183,300	Wan Hai Lines Ltd.	135,291
946,071	Waterland Financial Holdings Co. Ltd.	262,828
53,000	Wei Chuan Foods Corp.	44,085
90,321	Wei Mon Industry Co. Ltd.(d)	20,578
33,100	Weikeng Industrial Co. Ltd.	25,247
131,000	Win Semiconductors Corp.	118,008
1,473,977	Winbond Electronics Corp.(d)	471,514
627,673	Wintek Corp.(d)	40,034
94,297	Wisdom Marine Lines Co. Ltd.	109,282
1,300,868	Wistron Corp.	1,364,315
65,206	Wistron NeWeb Corp.	146,634
410,865	WPG Holdings Co. Ltd.	499,795
115,865	WT Microelectronics Co. Ltd.	184,750
17,000	WUS Printed Circuit Co. Ltd.	7,769
10,204	Xxentria Technology Materials Corp.	26,201
199,786	Yageo Corp.	309,369
1,163,600	Yang Ming Marine Transport Corp.(d)	531,752
100,769	YC Co. Ltd.	53,339
211,077	YC INOX Co. Ltd.	160,998
56,479	YeaShin International Development Co. Ltd.	31,938
Shares		Value
TAIWAN (continued)
409,624	YFY, Inc.	$169,686
31,348	Yi Jinn Industrial Co. Ltd.	8,121
334,147	Yieh Phui Enterprise Co. Ltd.	98,871
11,000	Youngtek Electronics Corp.	21,084
352,000	Yulon Motor Co. Ltd.	518,455
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	77,514
61,000	YungShin Global Holding Corp.	110,904
130,000	Yungtay Engineering Co. Ltd.	288,495
7,000	Zeng Hsing Industrial Co. Ltd.	35,211
64,000	Zenitron Corp.	35,875
55,000	Zhen Ding Technology Holding Ltd.	150,625
72,826	Zig Sheng Industrial Co. Ltd.	20,088
26,169	Zinwell Corp.	25,165
4,000	Zippy Technology Corp.	4,498
		71,328,536
THAILAND — 0.4%
272,500	Amata Corp. Public Co. Ltd. - FOR	129,682
714,300	Ananda Development Public Co. Ltd. - FOR	83,339
455,268	AP Thailand Public Co. Ltd. - FOR	92,955
369,200	Asia Plus Securities Public Co. Ltd. - FOR	44,435
404,300	Bangchak Petroleum Public Co. Ltd. (The) - FOR	415,844
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	7,234
10,142,250	Bangkok Chain Hospital Public Co. Ltd. - FOR	3,036,136
2,335,300	Bangkok Expressway Public Co. Ltd. - FOR	2,724,636
30,800	Bangkok Insurance Public Co. Ltd. - FOR(c)	347,056
1,742,100	Bangkok Land Public Co. Ltd. - FOR	106,976
405,600	Banpu Public Co. Ltd. - FOR	351,802
65,100	BEC World Public Co. Ltd. - FOR	96,441
45,600	Berli Jucker Public Co. Ltd. - FOR	63,703
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR	256,036
1,039,356	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	96,373
211,000	Central Plaza Hotel Public Co. Ltd. - FOR	244,558
259,222	CH Karnchang Public Co. Ltd. - FOR	218,870
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	10,888
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR	608,760

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
THAILAND (continued)
13,400	Dhipaya Insurance Public Co. Ltd. - FOR	$16,457
31,200	Dynasty Ceramic Public Co. Ltd. - FOR	56,518
8,142,800	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	2,725,100
40,000	Electricity Generating Public Co. Ltd. - FOR	211,237
627,900	Esso Thailand Public Co. Ltd. - FOR(d)	106,032
12,801,000	G J Steel Public Co. Ltd. - FOR(d)	35,373
1,289,700	G Steel Public Co. Ltd. - FOR(d)	7,920
224,000	GFPT Public Co. Ltd. - FOR	132,736
111,200	Glow Energy Public Co. Ltd. - FOR	341,418
256,400	Grand Canal Land Pcl	27,710
233,500	Hana Microelectronics Public Co. Ltd. - FOR	311,859
1,398,600	Hemaraj Land and Development Public Co. Ltd. - FOR	205,260
795,939	Home Product Center Public Co. Ltd. - FOR	227,271
63,100	ICC International Public Co. Ltd. - FOR(c)	77,979
2,393,600	IRPC Public Co. Ltd. - FOR	251,339
769,691	Italian-Thai Development Public Co. Ltd. - FOR	134,702
930,500	Jasmine International Public Co. Ltd. - FOR	212,841
25,600	KCE Electronics Public Co. Ltd. - FOR	31,440
129,400	Khon Kaen Sugar Industry Public Co. Ltd.	51,649
150,800	Kiatnakin Bank Public Co. Ltd. - FOR	195,619
101,400	Land and Houses Public Co. Ltd. - FOR	31,444
462,960	Land and Houses Public Co. Ltd. - NVDR	144,986
21,900	Lanna Resources Public Co. Ltd. - FOR	8,741
420,630	Loxley Public Co. Ltd. - FOR	59,407
104,200	LPN Development Public Co. Ltd. - FOR	79,662
85,600	Major Cineplex Group Public Co. Ltd. - FOR	62,551
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	21,421
369,000	MBK Public Co. Ltd. - FOR	182,404
34,000	Mermaid Maritime Public Co. Ltd.	9,263
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	15,705
Shares		Value
THAILAND (continued)
160,800	Polyplex Public Co. Ltd. - FOR(d)	$57,764
240,500	Precious Shipping Public Co. Ltd. - FOR(d)	157,281
386,800	Pruksa Real Estate Public Co. Ltd. - FOR	397,845
805,141	Quality Houses Public Co. Ltd. - FOR	106,297
598,500	Raimon Land Public Co. Ltd. - FOR(d)	40,427
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	221,401
34,100	Regional Container Lines Public Co. Ltd. - FOR(d)	11,307
129,100	Robinson Department Store Public Co. Ltd. - FOR	203,143
69,300	Saha-Union Public Co. Ltd. - FOR(c)	88,833
2,239,300	Sahaviriya Steel Industries Public Co. Ltd. - FOR(d)	23,376
140,200	Samart Corp. Public Co. Ltd. - FOR	142,051
35,700	Samart Telcoms Public Co. Ltd. - FOR	24,114
2,562,000	Sansiri Public Co. Ltd. - FOR	162,042
947,812	SC Asset Corp. Public Co. Ltd. - FOR	110,001
20,400	Siam City Cement Public Co. Ltd. - FOR	263,064
46,701	Siam Future Development Public Co. Ltd. - FOR	10,037
42,900	Siam Global House Public Co. Ltd. - FOR	17,123
99,500	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	80,193
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	52,436
56,200	SPCG Public Co. Ltd.	43,569
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	53,388
364,000	Srithai Superware Public Co. Ltd. - FOR	30,399
128,500	STP & I Public Co. Ltd. - FOR	86,403
263,800	Supalai Public Co. Ltd. - FOR	208,562
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR	37,997
4,380	Thai Agro Energy	619
341,100	Thai Airways International Public Co. Ltd. - FOR(d)	149,761
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	18,915
15,000	Thai Central Chemical Public Co. Ltd. - FOR	13,356
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(c)	122,376

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
THAILAND (continued)
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR	$459,119
60,500	Thai Vegetable Oil Public Co. Ltd. - FOR	41,423
204,400	Thaicom Public Co. Ltd. - FOR	246,322
425,100	Thanachart Capital Public Co. Ltd. - FOR	456,816
17,300	Thitikorn Public Co. Ltd. - FOR	5,259
349,003	Thoresen Thai Agencies Public Co. Ltd. - FOR(d)	233,597
5,062,882	Ticon Industrial Connection Public Co. Ltd. - FOR	2,891,299
18,500	Tipco Asphalt Public Co. Ltd. - FOR	34,222
195,000	Tisco Financial Group Public Co. Ltd. - FOR	266,426
3,173,300	TMB Bank Public Co. Ltd. - FOR	300,085
109,600	Total Access Communication Public Co. Ltd. - FOR	346,601
6,000,000	TPI Polene Public Co. Ltd. - FOR	333,436
33,400	TTW Public Co. Ltd. - FOR	12,408
80,800	Vibhavadi Medical Center Public Co. Ltd. - FOR	39,941
256,900	Vinythai Public Co. Ltd. - FOR(c)	83,609
		23,596,411
TURKEY — 0.1%
5,489	Adana Cimento Sanayii T.A.S. - Class A(d)	12,791
6,744	Adese Alisveris Merkezleri Ticaret AS(d)	24,972
13,070	Akcansa Cimento AS	84,091
0	Akenerji Elektrik Uretim AS - Placement Shares(d)	0
13,189	Akfen Holding AS	28,186
0	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	3
61,656	Aksa Akrilik Kimya Sanayii AS	202,778
73,605	Aksigorta AS	89,082
1	Alarko Holding AS	1
104,806	Albaraka Turk Katilim Bankasi AS	74,031
73,160	Anadolu Anonim Turk Sigorta Sirketi(d)	46,411
1	Anadolu Cam Sanayii AS	1
39,448	Anadolu Hayat Emeklilik AS	88,030
31,354	Arcelik AS	192,554
15,565	Aselsan Elektronik Sanayi Ve Ticaret AS	70,729
356,187	Asya Katilim Bankasi AS(d)	115,382
39,318	Aygaz AS	165,752
1	Baticim Bati Anadolu Cimento Sanayii AS	3
0	Bolu Cimento Sanayii AS(d)	0
Shares		Value
TURKEY (continued)
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	$39,872
6,211	Boyner Perakende Ve Tekstil Yatirimlari AS(d)	136,786
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	86,092
11,313	Bursa Cimento Fabrikasi AS	29,114
0	Celebi Hava Servisi AS(d)	5
29,087	Cimsa Cimento Sanayi VE Ticaret AS	215,275
11,012	Deva Holding AS(d)	10,156
201,383	Dogan Sirketler Grubu Holding AS(d)	60,705
55,895	Dogus Otomotiv Servis ve Ticaret AS	240,163
2,407	Eczacibasi Yatirim Holding Ortakligi AS	6,649
24,801	EGE Seramik Sanayi ve Ticaret AS	39,835
112,924	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	119,394
7,481	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	8,415
475,611	Eregli Demir ve Celik Fabrikalari TAS	990,744
17,827	Ford Otomotiv Sanayi AS(d)	227,785
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	48,938
67,762	Global Yatirim Holding AS(d)	42,682
1,959	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	52,222
1,774	Goodyear Lastikleri TAS	75,584
45,030	Gozde Girisim Sermayesi Yatirim Ortakligi AS(d)	55,308
74,533	GSD Holding AS(d)	47,953
20,444	Gubre Fabrikalari TAS	38,724
1	Hurriyet Gazetecilik AS(d)	0
43,001	IS Finansal Kiralama AS	17,799
10,594	IS Yatirim Menkul Degerler AS	5,434
25,002	Izmir Demir Celik Sanayi AS(d)	33,409
60,204	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(d)	77,197
13,083	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(d)	15,952
348,936	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(d)	389,337
100,082	Karsan Otomotiv Sanayii Ve Ticaret AS(d)	61,238
428	Kartonsan Karton Sanayi ve Ticaret AS	43,271
496	Konya Cimento Sanayii AS	55,120
18,938	Koza Altin Isletmeleri AS	122,269
4,718	Mardin Cimento Sanayii ve Ticaret AS(d)	10,316

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
TURKEY (continued)
0	Menderes Tekstil Sanayi ve Ticaret AS(d)	$0
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(d)	3,211
5,288	Migros Ticaret AS(d)	49,129
0	NET Holding AS(d)	0
4,289	Netas Telekomunikasyon AS(d)	11,771
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	139,068
14,788	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	26,613
113,035	Petkim Petrokimya Holding AS	180,031
7,882	Pinar SUT Mamulleri Sanayii AS	75,889
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	117,298
84,071	Sasa Polyester Sanayi(d)	76,406
118,783	Sekerbank TAS(d)	108,487
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	125,144
41,756	Soda Sanayii AS	77,400
24,515	TAV Havalimanlari Holding AS	205,703
32,390	Tekfen Holding AS(d)	81,461
62,692	Tekstil Bankasi AS(d)	51,617
20,668	Tofas Turk Otomobil Fabrikasi AS	129,719
141,375	Trakya Cam Sanayii AS	185,731
17,837	Turcas Petrol AS	19,421
335,604	Turk Hava Yollari(d)	1,100,736
1,592	Turk Traktor ve Ziraat Makineleri AS	50,210
517,837	Turkiye Sinai Kalkinma Bankasi AS	454,315
290,212	Turkiye Sise ve Cam Fabrikalari AS	441,327
402,227	Turkiye Vakiflar Bankasi Tao	865,024
42,824	Ulker Biskuvi Sanayi AS	315,979
15,699	Vestel Beyaz Esya Sanayi ve Ticaret AS	68,866
55,650	Vestel Elektonik Sanayi ve Ticaret AS(d)	184,276
0	Zorlu Enerji Elektrik Uretim AS(d)	1
		9,743,373
UNITED ARAB EMIRATES — 0.1%
174,202	Al Noor Hospitals Group Plc(c)	2,839,644
98,160	Dragon Oil Plc(c)(d)	842,612
803,345	Gulf Marine Services Plc(c)	1,715,616
160,139	Lamprell Plc(d)	375,934
		5,773,806
UNITED KINGDOM — 6.8%
1,160	4imprint Group Plc	14,609
160,626	Aberdeen Asset Management Plc	1,115,173
25,242	Admiral Group Plc	539,066
129,757	Afren Plc(d)	160,349
Shares		Value
UNITED KINGDOM (continued)
1	African Barrick Gold Plc	$3
48,674	Aggreko Plc	1,185,082
165,189	Alent Plc	893,171
140,661	AMEC Plc	2,340,150
225,854	Amlin Plc	1,645,347
31,725	Anglo Pacific Group Plc	66,863
1,031	Anglo-Eastern Plantations Plc	10,605
68,300	Anite Plc	95,329
47,156	Ashmore Group Plc	240,336
273,530	Ashtead Group Plc	4,568,168
6,071	Avon Rubber Plc	65,069
159,453	Babcock International Group Plc	2,793,081
278,520	Balfour Beatty Plc	684,805
22,893	BARR (A.G.) Plc	216,252
585,612	Barratt Developments Plc	3,923,316
142,558	BBA Aviation Plc	806,609
78,149	Bellway Plc	2,186,502
49,371	Berendsen Plc	797,682
108,436	Berkeley Group Holdings Plc	3,954,986
3,178	Betfair Group Plc	61,514
16,127	Big Yellow Group Plc REIT	140,987
9,080	Bloomsbury Publishing Plc	23,240
1,790,430	Bodycote Plc(c)	17,872,223
90,227	Booker Group Plc	202,503
83,542	Bovis Homes Group Plc	1,125,262
5,675	Braemar Shipping Services Plc	42,486
1,260,855	Brammer Plc(c)	6,540,061
81,352	Brewin Dolphin Holdings Plc	369,462
71,230	British Land Co. Plc (The) REIT	830,096
4,627	British Polythene Industries Plc	47,890
34,518	Britvic Plc	375,760
71,760	BTG Plc(d)	866,694
150,395	Bunzl Plc	4,077,930
378,958	Cable & Wireless Communications Plc	292,439
11	Camellia Plc	1,531
107,175	Capita Plc	1,880,775
74,940	Capital & Counties Properties Plc	409,034
91,052	Capital & Regional Plc	69,915
285,089	Carillion Plc	1,516,839
3,384	Charles Taylor Plc	13,263
57,724	Chemring Group Plc	225,080
54,990	Chesnara Plc	303,047
21,378	Chime Communications Plc	94,815
59,249	Cineworld Group Plc	317,514
4,407	Clarkson Plc	158,622
61,525	Close Brothers Group Plc	1,440,885
504,436	Cobham Plc	2,347,396
168,092	Colt Group SA(d)	371,076
27,870	Communisis Plc	24,521
57,481	Computacenter Plc	569,642
23,566	Concentric AB	288,027
22,043	Connect Group Plc	62,326
6,595	Consort Medical Plc	75,960

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED KINGDOM (continued)
1,730	Costain Group Plc	$8,053
16,173	Cranswick Plc	364,793
4,000	Creston Plc	7,391
689,995	Croda International Plc	25,331,755
73,400	CSR Plc	983,958
102,197	Daily Mail & General Trust Plc - Class A	1,293,157
52,721	Dairy Crest Group Plc	351,265
25,624	Darty Plc	31,153
255,755	Debenhams Plc	265,525
10,051	Dechra Pharmaceuticals Plc	121,875
31,145	Derwent London Plc REIT	1,480,225
26,201	Development Securities Plc	88,857
81,607	Devro Plc	356,391
7,178	Dignity Plc	180,277
1,077,480	Diploma Plc(c)	11,987,897
122,005	Dixons Carphone Plc	771,314
1,138,153	Domino Printing Sciences Plc(c)	10,978,793
42,149	Domino’s Pizza Group Plc	428,489
295,471	Drax Group Plc	2,809,981
167,079	DS Smith Plc	707,477
6,273	Dunelm Group Plc	84,644
25,606	E2V Technologies Plc	65,539
53,631	easyJet Plc	1,286,897
230,794	Electrocomponents Plc	844,729
229,079	Elementis Plc	967,078
421,198	EnQuest Plc(d)	467,609
329,077	Enterprise Inns Plc(d)	673,294
97,005	Essentra Plc	1,065,298
8,205	Euromoney Institutional Investor Plc	137,949
1,216,965	Fenner Plc(c)	5,996,053
9,707	Fidessa Group Plc	363,516
366,061	Firstgroup Plc(d)	657,027
3,248	Fuller Smith & Turner - Class A	48,581
448,324	G4S Plc	1,832,397
28,463	Galliford Try Plc	557,312
5,558	Games Workshop Group Plc	48,790
36,131	Gem Diamonds Ltd.(d)	89,732
24,405	Genus Plc	482,150
785,034	GKN Plc	3,993,487
14,268	Go-Ahead Group Plc	561,481
38,840	Great Portland Estates Plc REIT	426,537
1,134,754	Greene King Plc(c)	14,558,369
42,366	Greggs Plc	410,024
89,848	Halfords Group Plc	712,466
1,188,476	Halma Plc(c)	11,844,456
84,204	Hammerson Plc REIT	825,714
75,006	Hansteen Holdings Plc REIT	127,186
48,772	Hargreaves Lansdown Plc	775,131
144,090	Hays Plc	284,206
7,436	Headlam Group Plc	46,630
45,677	Helical Bar Plc	256,290
1,906,443	HellermannTyton Group Plc(c)	9,271,160
342,353	Henderson Group Plc	1,154,467
Shares		Value
UNITED KINGDOM (continued)
71,298	Hikma Pharmaceuticals Plc	$2,161,341
38,157	Hill & Smith Holdings Plc	345,789
337	Hilton Food Group Plc	2,022
5,026	Hogg Robinson Group Plc	3,447
429,996	Home Retail Group Plc	1,260,850
142,066	Homeserve Plc	784,054
211,194	Howden Joinery Group Plc	1,156,445
752,955	Hunting Plc(c)	8,859,074
246,887	ICAP Plc	1,653,233
57,706	IG Group Holdings Plc	554,794
5,500	IGAS Energy Plc(d)	7,039
14,815	Imagination Technologies Group Plc(d)	45,088
89,696	IMI Plc	1,753,400
323,638	Inchcape Plc	3,598,164
230,504	Informa Plc	1,773,618
60,633	Inmarsat Plc	664,410
549,715	Innovation Group Plc	237,431
75,696	InterContinental Hotels Group Plc	2,868,631
1,343,686	Interserve Plc(c)	13,616,988
41,164	Intertek Group Plc	1,792,431
63,454	Intu Properties Plc REIT	345,532
73,267	IP Group Plc(d)	242,497
10,523	ITE Group Plc	28,659
136,465	Ithaca Energy, Inc.(d)	174,357
50,439	J D Wetherspoon Plc	679,787
29,424	J Sainsbury Plc	115,555
8,667	James Fisher & Sons Plc	181,071
28,273	Jardine Lloyd Thompson Group Plc	430,798
63,090	Jazztel Plc(d)	1,007,239
29,512	JD Sports Fashion Plc	218,252
2,198	John Menzies Plc	17,414
243,164	John Wood Group Plc	2,575,099
12,726	Johnson Matthey Plc	605,438
84,713	Johnston Press Plc(d)	4,675
35,089	Jupiter Fund Management Plc	200,727
74,289	Kazakhmys Plc(d)	273,569
172,730	Kcom Group Plc	256,973
19,470	Keller Group Plc	259,758
13,679	Kier Group Plc	326,045
7,229	Kofax Ltd.(d)	45,144
84,172	Ladbrokes Plc	159,021
1,977,425	Laird Plc(c)	9,964,310
93,159	Lancashire Holdings Ltd.	996,983
30,575	Lavendon Group Plc	89,506
95,317	London Stock Exchange Group Plc	3,072,430
67,669	Londonmetric Property Plc REIT	159,560
50,169	Lookers Plc	111,354
35,957	Low & Bonar Plc	31,924
1,283	LSL Property Services Plc	6,424
342,890	Man Strategic Holdings Plc(d)	679,066
43,460	Marshalls Plc	138,350

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED KINGDOM (continued)
380,958	Marston’s Plc	$918,999
28,145	Mears Group Plc	199,003
8,447	Mecom Group Plc(d)	17,566
300,861	Meggitt Plc	2,171,078
838,098	Melrose Industries Plc	3,433,531
98,125	Michael Page International Plc	609,828
6,827	Micro Focus International Plc	108,337
71,806	Millennium & Copthorne Hotels Plc	652,448
73,429	Mitchells & Butlers Plc(d)	446,363
165,675	Mitie Group Plc	797,473
112,692	Moneysupermarket.com Group Plc	360,545
153,617	Morgan Advanced Materials Plc	694,216
14,135	Morgan Sindall Group Plc	155,794
22,408	Mothercare Plc(d)	62,730
80,593	N Brown Group Plc	432,153
204,239	National Express Group Plc	813,532
3,594	NCC Group Plc	11,326
69,409	Northgate Plc	544,062
23,821	Novae Group Plc	211,490
3,265	Optos Plc(d)	12,274
303,179	Oxford Instruments Plc(c)	5,237,928
129,075	Pace Plc	715,455
5,048	PayPoint Plc	69,568
164,593	Pendragon Plc	82,939
114,551	Pennon Group Plc	1,527,359
256,487	Persimmon Plc	6,002,696
36,290	Photo-Me International Plc	76,630
14,540	Playtech Plc	164,212
113,348	Premier Farnell Plc	343,061
191,889	Premier Oil Plc	791,659
78,418	PZ Cussons Plc	462,891
195,364	QinetiQ Group Plc	630,983
101,392	Quintain Estates & Development Plc(d)	133,001
11,181	Rank Group Plc	29,494
4,954	Rathbone Brothers Plc	153,267
139,415	Redrow Plc	644,308
9,324	Renishaw Plc	265,198
51,233	Renold Plc(d)	46,511
171,499	Rentokil Initial Plc	337,994
69,193	Restaurant Group Plc	748,801
743,519	Rexam Plc	5,661,554
9,385	Ricardo Plc	99,087
30,878	Rightmove Plc	1,042,241
26,258	Robert Walters Plc	121,289
582,525	Rotork Plc(c)	23,809,053
76,966	RPC Group Plc	670,399
136,419	RPS Group Plc	511,528
323,795	RSA Insurance Group Plc(d)	2,503,362
627,144	Sage Group Plc (The)	3,789,229
10,839	Salamander Energy Plc(d)	18,379
45,100	Savills Plc	464,621
84,985	Schroders Plc	3,277,752
40,552	Schroders Plc - Non Voting	1,247,465
Shares		Value
UNITED KINGDOM (continued)
24,967	SDL Plc(d)	$157,162
71,325	Segro Plc REIT	433,801
186,503	Senior Plc	798,080
3,645	Serco Group Plc	17,359
80,799	Severfield Plc(d)	77,552
85,981	Severn Trent Plc	2,745,362
87,706	Shaftesbury Plc REIT	1,004,567
250,728	Shanks Group Plc	390,058
296,710	SIG Plc	694,880
13,544	Smith & Nephew Plc	229,012
56,234	Smiths Group Plc	1,048,001
112,779	Soco International Plc	592,653
410,640	Spectris Plc	11,837,301
229,871	Speedy Hire Plc	227,988
385,470	Spirax-Sarco Engineering Plc(c)	17,574,059
170,913	Spirent Communications Plc	205,193
213,939	Spirit Pub Co. Plc	363,627
15,991	Sportech Plc(d)	14,965
94,269	Sports Direct International Plc(d)	971,915
15,823	St. Ives Plc	48,852
96,548	St. James’s Place Plc	1,150,631
86,519	St. Modwen Properties Plc	501,852
140,523	Stagecoach Group Plc	869,951
32,005	Sthree Plc	158,714
7,317	Stolt-Nielsen Ltd.	131,805
8,341	SuperGroup Plc(d)	110,747
30,559	Synergy Health Plc	913,172
54,149	Synthomer Plc	176,102
235,743	Talktalk Telecom Group Plc	1,131,726
184,613	Tate & Lyle Plc	1,789,664
2,231,492	Taylor Wimpey Plc	4,226,527
5,162	Ted Baker Plc	160,611
38,081	Telecity Group Plc	469,372
10,919	Telecom Plus Plc	246,635
94,379	Thomas Cook Group Plc(d)	187,514
2,222	Tipp24 SE	106,772
3,226	Topps Tiles Plc	5,238
110,801	Travis Perkins Plc	2,928,130
16,317	Trifast Plc	25,841
164,257	Trinity Mirror Plc(d)	430,928
65,217	TT electronics Plc	174,748
179,314	TUI Travel Plc	1,143,374
85,586	Tullett Prebon Plc	388,965
16,370	UBM Plc	149,004
320,623	Ultra Electronics Holdings Plc(c)	8,950,077
21,072	UNITE Group Plc (The)	143,936
219,347	United Utilities Group Plc	2,998,337
14,286	UTV Media Plc	47,420
197,460	Vectura Group Plc(d)	374,312
199,220	Vesuvius Plc	1,358,260
606,745	Victrex Plc(c)	16,442,061
11,826	Vitec Group Plc (The)	114,785
1,370	VP Plc	12,930
81,025	Weir Group Plc (The)	2,959,113

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED KINGDOM (continued)
43,316	WH Smith Plc	$779,538
131,326	Whitbread Plc	9,167,947
721,708	William Hill Plc	4,162,013
15,003	Wilmington Group Plc	52,380
21,070	Wincanton Plc(d)	49,884
32,930	Workspace Group Plc REIT	345,830
4,440	WS Atkins Plc	96,383
14,163	Xaar Plc	62,985
100,532	Xchanging Plc	305,559
		437,108,781
UNITED STATES — 49.7%
200,000	Aceto Corp.	4,548,000
550,000	Actuant Corp. - Class A	17,429,500
1,125,407	Advance Auto Parts, Inc.	165,389,813
5,360	AgJunction, Inc.(d)	2,901
87,751	Alacer Gold Corp.	145,596
200,000	American Vanguard Corp.	2,308,000
300,000	Approach Resources, Inc.(d)	2,970,000
400,000	B&G Foods, Inc.	11,784,000
100,000	Bio-Rad Laboratories, Inc. - Class A(d)	11,282,000
8,599	Bizlink Holding, Inc.	30,250
249,000	BJ’s Restaurants, Inc.(d)	10,960,980
400,000	Blackbaud, Inc.(c)	17,800,000
263,805	Boart Longyear Ltd.(d)	55,716
425,000	Bottomline Technologies, Inc.(c)(d)	10,663,250
150,000	Brady Corp. - Class A.	3,576,000
210,000	Bryn Mawr Bank Corp.(c)	6,474,300
146,200	Cantel Medical Corp.	6,198,880
480,000	Cardtronics, Inc.(d)	18,427,200
2,620,200	CareFusion Corp.(d)	150,320,874
236,200	Casey’s General Stores, Inc.	19,337,694
400,000	Cepheid, Inc.(d)	21,204,000
1,500	Chaparral Gold Corp.(d)	799
350,000	CLARCOR, Inc.	23,436,000
210,000	Community Bank System, Inc.	8,011,500
3,650,000	CoreLogic, Inc.(c)(d)	114,500,500
450,000	CR Bard, Inc.	73,786,500
1,835,000	Crown Holdings, Inc.(d)	87,951,550
500,000	CST Brands, Inc.	19,125,000
800,000	CVB Financial Corp.(c)	12,624,000
601,419	Dun & Bradstreet Corp. (The)	73,860,267
100,000	Elizabeth Arden, Inc.(d)	1,640,000
386,000	Energizer Holdings, Inc.	47,342,900
130,700	EnPro Industries, Inc.(d)	8,434,071
140,000	Esterline Technologies Corp.(d)	16,395,400
200,000	Financial Engines, Inc.	7,974,000
185,000	First Financial Bankshares, Inc.	5,879,300
1,475,000	Flowserve Corp.	100,285,250
460,000	Forum Energy Technologies, Inc.(d)	12,558,000
400,000	Fresh Market, Inc. (The)(d)	14,684,000
2,491,400	Generac Holdings, Inc.(c)(d)	112,960,076
275,000	Genomic Health, Inc.(c)(d)	9,993,500
Shares		Value
UNITED STATES (continued)
475,000	Globus Medical, Inc. - Class A(d)	$10,530,750
73,730	Golden Star Resources Ltd.(d)	20,934
350,000	Guidewire Software, Inc.(d)	17,479,000
100,000	HB Fuller Co.	4,197,000
499,777	Henry Schein, Inc.(d)	59,988,233
309,800	Hubbell, Inc. - Class B	35,134,418
150,000	ICU Medical, Inc.(d)	10,635,000
125,000	Independent Bank Corp.	5,100,000
1,225,000	Ingredion, Inc.(c)	94,631,250
100,000	Innospec, Inc.	4,037,000
93,000	Insulet Corp.(d)	4,014,810
300,000	Integra LifeScience Holdings Corp.(c)(d)	15,333,000
193,100	John Wiley & Sons, Inc. - Class A	11,275,109
145,000	Lancaster Colony Corp.	13,266,050
100,000	Landstar System, Inc.	7,401,000
250,000	LogMein, Inc.(d)	12,012,500
382,100	Luminex Corp.(c)(d)	7,259,900
300,000	Masimo Corp.(d)	7,572,000
125,000	Medidata Solutions, Inc.(d)	5,638,750
677	Movie Gallery, Inc.(b)(c)(d)	0
477,305	MSC Industrial Direct Co., Inc. - Class A	38,647,386
95,000	Navigators Group, Inc. (The)(c)(d)	6,468,550
190,000	NBT Bancorp, Inc.(c)	4,879,200
1,905,746	NetApp, Inc.	81,565,929
17,470,000	Nexteer Automotive Group Ltd.(c)	15,543,606
150,000	Northern Oil and Gas, Inc.(d)	1,695,000
400,000	NuVasive, Inc.(d)	16,360,000
235,000	Omnicell, Inc.(d)	7,592,850
1,474,200	Omnicom Group, Inc.	105,936,012
150,000	Owens & Minor, Inc.	4,998,000
17,053	Performance Sports Group Ltd.(d)	295,048
355,000	PetSmart, Inc.	25,684,250
155,000	Post Holdings, Inc.(d)	5,812,500
200,000	Prestige Brands Holdings, Inc.(d)	7,084,000
360,000	PROS Holdings, Inc.(c)(d)	10,072,800
150,000	Prosperity Bancshares, Inc.	9,058,500
400,000	QLIK Technologies, Inc.(d)	11,340,000
470,000	Qualys, Inc.(c)(d)	15,077,600
400,000	Raven Industries, Inc.(c)	10,140,000
133,000	RBC Bearings, Inc.	8,079,750
301,700	RealPage, Inc.(d)	5,994,779
300,000	Resolute Energy Corp.(d)	1,044,000
1,000,000	Rockwell Collins, Inc.	84,150,000
27,636,600	Samsonite International SA(c)	91,763,854
250,000	Sensient Technologies Corp.	14,795,000
26,652	Sims Metal Management Ltd.	261,276
1,125,000	Snap-on, Inc.(c)	148,657,500
550,000	Snyder’s-Lance, Inc.(c)	16,384,500

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
UNITED STATES (continued)
100,000	Standex International Corp.(c)	$8,625,000
275,000	STERIS Corp.	16,995,000
78,386	Thompson Creek Metals Co., Inc.(d)	148,141
125,000	TreeHouse Foods, Inc.(d)	10,646,250
525,000	TriMas Corp.(c)(d)	16,621,500
1,270,290	Tupperware Brands Corp.(c)	80,980,988
365,000	UMB Financial Corp.(c)	21,746,700
575,000	Valmont Industries, Inc.(c)	78,297,750
3,475,000	Vantiv, Inc. - Class A(c)(d)	107,447,000
1,470,000	Varian Medical Systems, Inc.(c)(d)	123,656,400
100,000	VCA, Inc.(d)	4,557,000
200,000	Washington Trust Bancorp, Inc.(c)	7,674,000
1,750,000	Waste Connections, Inc.(c)	87,325,000
956,351	Waters Corp.(c)(d)	105,963,691
300,000	West Pharmaceutical Services, Inc.	15,375,000
134,200	WEX, Inc.(d)	15,239,752
600,000	Wolverine World Wide, Inc.	16,284,000
300,000	Woodward, Inc.	15,363,000
1,695,000	Wyndham Worldwide Corp.	131,650,650
		3,171,856,983
Total Common Stocks (Cost $4,328,026,748)		5,884,881,218
INVESTMENT COMPANY — 0.7%
43,428,000	SEI Daily Income Trust Government II Fund, Class A, 0.01% (g)	43,428,000
Total Investment Company (Cost $43,428,000)		43,428,000
EXCHANGE TRADED FUNDS — 4.5%
600	iShares Core S&P Small Cap ETF	66,905
223,460	Ishares Core S&P Total US Stock Market ETF	20,551,616
492,129	iShares MSCI EAFE Small Cap Index Fund	23,887,942
234,861	iShares MSCI Japan Small Cap Index Fund	13,013,648
95,000	iShares Russell Mid-Cap ETF	15,516,350
196,000	SPDR Russell Nomura Small Cap Japan Fund	9,817,640
1,119,800	SPDR S&P International Small Cap Fund	36,057,560
625,000	SPDR S&P Regional Banking ETF	25,050,000
330,000	Vanguard Small-Cap ETF	38,157,900
545,100	Vanguard Total Stock Market ETF	56,701,302
Shares		Value
788,500	WisdomTree Japan Hedged Equity Fund	$42,437,070
160,000	WisdomTree Japan Small Cap Dividend Fund	8,307,200
Total Exchange Traded Funds (Cost $264,193,535)		289,565,133
RIGHTS/WARRANTS—0.0%
Banks — 0.0%
1,869	Banco Pan SA Rights, Expire 11/19/14(d)	15
Consumer Discretionary — 0.0%
1,293	Bigben Interactive Warrants, Expire 1/31/16(d)	44
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
7,600	Tonly Electronics Rights, Expire 11/13/14(c)(d)	1,509
		1,553
Energy — 0.0%
9,413	Neo Solar Power Corp. Rights, Expire 10/31/14(c)(d)	0
Health Care — 0.0%
4,121	Consort Medical Plc(c)(d)	47,465
118,379	Golden Meditech Holdings Ltd. Warrants, Expire 7/30/15(d)	2,290
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(d)	36,058
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
64,835	Rhoen Klinikum AG Rights, Expire 11/14/14(d)	54,599
		140,412
Industrials — 0.0%
16,343	CB Industrial Product Holding Berhad Warrants, Expire 11/26/15(c)(d)	0
485,000	China Strategic Holdings Ltd. Rights, Expire 12/4/14(c)(d)	4,440
428,722	Dialog Group Berhad Warrants, Expire 2/12/17(d)	74,946
401,607	HKC Holdings Ltd. Warrants, Expire 10/15/15(d)	2,020
49,289	Mota-Engil SGPS SA Rights, Expire 1/22/14(b)(c)(d)	0
1	Trevi Finanziaria Industriale SpA Rights, 11/6/14(d)	1
		81,407

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Shares		Value
Information Technology — 0.0%
5,548	Tong Tai Group Rights, Expire 12/17/14(c)(d)	$82
Insurance — 0.0%
32,970	China Taiping Insurance Holdings Co. Ltd. Rights, Expire 11/18/14(c)(d)	20,193
Materials — 0.0%
11,535	Ramelius Resources Ltd. Rights, Expire 8/1/15(d)	71
8,830	Vidrala SA Rights, Expire 11/13/14(d)	17,240
		17,311
Real Estate — 0.0%
2,240	Aedifica SA Coupons, Expire 11/19/14(c)(d)	0
0	Africa Israel Investment Ltd. Rights, Expire 5/31/15(d)	0
117,250	Agile Property Holdings Ltd. Rights, Expire 11/11/14(d)	7,711
2,385	Cheuk Nang Holdings Ltd. Warrants, Expire 11/10/15(c)(d)	627
640,500	Sansiri Public Co. Ltd Warrants(c)(d)	0
		8,338
Telecommunication Services — 0.0%
5,008	Loxley Public Co. Ltd. Warrants, Expire 9/30/17(d)	381
Total Rights/Warrants (Cost $158,733)		269,692

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Bank — 0.8%
$9,000,000	0.01%, 11/05/2014(h)	8,999,990
20,000,000	0.02%, 11/19/2014(h)	19,999,600
20,000,000	0.02%, 11/25/2014(h)	19,999,600
Total U.S. Government Agencies (Cost $48,999,190)		48,999,190
Shares		Value
CASH SWEEP — 2.1%
132,892,776	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	$132,892,776
Total Cash Sweep (Cost $132,892,776)		132,892,776
TOTAL INVESTMENTS — 100.2% (Cost $4,817,698,982)(a)		6,400,036,009
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(14,253,081)
NET ASSETS — 100.0%		$6,385,782,928

(a)	Cost for federal income tax purposes is $4,841,326,715 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,684,821,336
Unrealized depreciation	(126,112,042)
Net unrealized appreciation	$1,558,709,294

(b)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $4,069,328, which is 0.06% of net assets and the cost is $9,061,667.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $857,329,969 or 13.43% of net assets.
(d)	Non-income producing security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $12,852, which is less than 0.01% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	Rate shown represents current yield at October 31, 2014.
(h)	The rate represents the annualized yield at time of purchase.

BDR — Brazilian Depositary Receipt
CDI — CHESS Depositary Interests
CPO — Certificate of Participation-Common
CVR — Contingent Value Rights
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2014

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.8%
Consumer Discretionary	16.4%
Consumer Staples	6.1%
Diversified Financials	1.2%
Energy	2.1%
Health Care	13.2%
Industrials	25.2%
Information Technology	12.4%
Insurance	2.0%
Materials	6.8%
Real Estate	2.4%
Telecommunication Services	0.5%
Utilities	1.1%
Other*	7.8%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids, and accrued expenses payable.

66

Old Westbury Funds, Inc.

The Board of Directors and Shareholders of Small & Mid Cap Fund, a fund comprised within the Old Westbury Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Small & Mid Cap Fund (the “Fund”) (one of the funds comprising Old Westbury Funds, Inc.), including the condensed portfolio of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (collectively, the “financial statements”), the financial highlights for each of the five years in the period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the portfolio of investments as of October 31, 2014 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights and portfolio of investments referred to above present fairly, in all material respects, the financial position of Old Westbury Small & Mid Cap Fund at October 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 23, 2014

67

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	January 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	January 5, 2015

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	January 5, 2015

* Print the name and title of each signing officer under his or her signature.